UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard LifeStrategy® Income Fund Investor Shares - VASIX

Vanguard LifeStrategy® Conservative Growth Fund Investor Shares - VSCGX

Vanguard LifeStrategy® Moderate Growth Fund Investor Shares - VSMGX

Vanguard LifeStrategy® Growth Fund Investor Shares - VASGX

Vanguard STAR® Fund Investor Shares - VGSTX

Vanguard STAR® Core-Plus Bond Fund Institutional Shares - VCPSX

Vanguard Total International Stock Index Fund Investor Shares - VGTSX

Vanguard Total International Stock Index Fund ETF Shares - VXUS

Vanguard Total International Stock Index Fund Admiral™ Shares - VTIAX

Vanguard Total International Stock Index Fund Institutional Shares - VTSNX

Vanguard Total International Stock Index Fund Institutional Plus Shares - VTPSX

Vanguard Total International Stock Index Fund Institutional Select Shares - VTISX

Vanguard LifeStrategy® Income Fund
Investor Shares (VASIX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.98%	2.72%	3.93%
Income Composite Index	9.11%	2.89%	4.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$4,073
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	54.7%
Vanguard Total International Bond II Index Fund Investor Shares	23.1%
Vanguard Total Stock Market Index Fund Investor Shares	12.6%
Vanguard Total International Stock Index Fund Investor Shares	8.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR723

Vanguard LifeStrategy® Conservative Growth Fund
Investor Shares (VSCGX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.45%	5.67%	5.92%
Conservative Growth Composite Index	12.54%	5.89%	6.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$10,908
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	40.9%
Vanguard Total Stock Market Index Fund Investor Shares	24.5%
Vanguard Total International Bond II Index Fund Investor Shares	17.1%
Vanguard Total International Stock Index Fund Investor Shares	16.8%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR724

Vanguard LifeStrategy® Moderate Growth Fund
Investor Shares (VSMGX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates after December 2024 amid mixed market signals.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	15.80%	8.57%	7.83%
Moderate Growth Composite Index	15.89%	8.88%	8.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$23,455
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	26.8%
Vanguard Total International Stock Index Fund Investor Shares	24.8%
Vanguard Total International Bond II Index Fund Investor Shares	11.1%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR914

Vanguard LifeStrategy® Growth Fund
Investor Shares (VASGX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark, the Growth Composite Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.20%	11.51%	9.70%
Growth Composite Index	19.31%	11.87%	10.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$24,980
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	32.8%
Vanguard Total Bond Market II Index Fund Investor Shares	12.8%
Vanguard Total International Bond II Index Fund Investor Shares	5.2%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR122

Vanguard STAR® Fund
Investor Shares (VGSTX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.29%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of  tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  As a fund of funds, STAR invests in nine actively managed Vanguard funds spanning U.S. stocks, non-U.S. stocks, and U.S. bonds. Stock funds make up about 64% of assets.
  Equity returns ranged from nearly 5% for Vanguard Dividend Growth Fund to about 30% for Vanguard International Core Stock Fund. In March, STAR’s fixed income sleeve shifted from three funds to Vanguard STAR Core-Plus Bond Fund, which benefited from an overweight to credit, optimized carry, and selective allocations to emerging markets and non-U.S. agency securities. Strong U.S. credit selection also aided returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.24%	8.33%	8.64%
STAR Composite Index	16.68%	9.95%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$23,762
Number of Portfolio Holdings	10
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	35.8%
Vanguard WindsorTM II Fund Investor Shares	14.0%
Vanguard U.S. Growth Fund Investor Shares	12.3%
Vanguard Windsor Fund Investor Shares	8.2%
Vanguard PRIMECAP Fund Investor Shares	6.7%
Vanguard International Core Stock Fund Investor Shares	6.5%
Vanguard International Growth Fund Investor Shares	6.4%
Vanguard International Value Fund Investor Shares	6.4%
Vanguard Dividend Growth Fund Investor Shares	3.7%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to reflect changes in allocations among its underlying funds. The Fund added derivative risk and underlying fund risk as principal risks.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR56

Vanguard STAR® Core-Plus Bond Fund
Institutional Shares (VCPSX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of March 12, 2025, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13[1]	0.20%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on March 12 through October 31, 2025, the Fund outperformed its benchmark.
  During the 12 months ended October 31, optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund benefited from an overweight to credit as well as a portfolio design that optimized carry via allocations to shorter-dated emerging markets bonds and non-U.S. agency securities. Security selection within U.S. credit also added value.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 12, 2025, Through October 31, 2025
Initial Investment of $10,000,000
Average Annual Total Returns
Since Inception (3/12/2025)
Institutional Shares	5.14%
Bloomberg U.S. Universal Bond Index	4.90%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$8,521
Number of Portfolio Holdings	2,984
Portfolio Turnover Rate	327%
Total Investment Advisory Fees (in thousands)	$1,289
Portfolio Composition % of Net Assets (as of October 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.0%
Corporate Bonds	31.8%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	15.8%
Taxable Municipal Bonds	0.7%
U.S. Government and Agency Obligations	37.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(4.2%)
Other Assets and Liabilities—Net	7.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV043

Vanguard Total International Stock Index Fund
Investor Shares (VGTSX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.69%	11.14%	7.76%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR113

Vanguard Total International Stock Index Fund
ETF Shares (VXUS) Nasdaq
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.83%	11.27%	7.86%
ETF Shares Market Price	24.60%	11.27%	7.85%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3369

Vanguard Total International Stock Index Fund
Admiral™ Shares (VTIAX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	24.80%	11.22%	7.83%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR569

Vanguard Total International Stock Index Fund
Institutional Shares (VTSNX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	24.83%	11.25%	7.86%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1869

Vanguard Total International Stock Index Fund
Institutional Plus Shares (VTPSX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	24.84%	11.26%	7.87%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1870

Vanguard Total International Stock Index Fund
Institutional Select Shares (VTISX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$5	0.046%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through October 31, 2025
Initial Investment of $3,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	24.85%	11.29%	9.25%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.23%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1969

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$258,000	$202,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$258,000	$202,000

(e)          (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)          For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

Contents
LifeStrategy Income Fund	1
LifeStrategy Conservative Growth Fund	9
LifeStrategy Moderate Growth Fund	17
LifeStrategy Growth Fund	25
Report of Independent Registered Public Accounting Firm	33
Tax information	34

LifeStrategy Income Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (12.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,141,021	512,614
International Stock Fund (8.9%)
	Vanguard Total International Stock Index Fund Investor Shares	15,072,132	361,279
U.S. Bond Fund (54.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	230,433,274	2,228,290
International Bond Fund (23.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	104,639,329	942,800
Total Investment Companies (Cost $3,646,693)			4,044,983
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $26,856)	268,646	26,865
Total Investments (100.0%) (Cost $3,673,549)			4,071,848
Other Assets and Liabilities—Net (0.0%)			1,381
Net Assets (100%)			4,073,229
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	110	12,394	96
E-mini S&P 500 Index	December 2025	46	15,810	525
				621
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,673,549)	4,071,848
Cash Collateral Pledged—Futures Contracts	1,186
Receivables for Accrued Income	9,396
Receivables for Capital Shares Issued	4,764
Variation Margin Receivable—Futures Contracts	39
Total Assets	4,087,233
Liabilities
Payables for Investment Securities Purchased	9,683
Payables for Capital Shares Redeemed	4,321
Total Liabilities	14,004
Net Assets	4,073,229
At October 31, 2025, net assets consisted of:

Paid-in Capital	3,686,330
Total Distributable Earnings (Loss)	386,899
Net Assets	4,073,229

Net Assets
Applicable to 254,360,476 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,073,229
Net Asset Value Per Share	$16.01
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy Income Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	143,194
Interest	45
Net Investment Income—Note B	143,239
Realized Net Gain (Loss)
Affiliated Funds Sold	19,096
Futures Contracts	1,368
Realized Net Gain (Loss)	20,464
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	175,405
Futures Contracts	916
Change in Unrealized Appreciation (Depreciation)	176,321
Net Increase (Decrease) in Net Assets Resulting from Operations	340,024
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,239	143,874
Realized Net Gain (Loss)	20,464	90,472
Change in Unrealized Appreciation (Depreciation)	176,321	309,819
Net Increase (Decrease) in Net Assets Resulting from Operations	340,024	544,165
Distributions
Total Distributions	(218,665)	(145,956)
Capital Share Transactions
Issued	618,802	427,599
Issued in Lieu of Cash Distributions	198,907	132,340
Redeemed	(836,425)	(998,126)
Net Increase (Decrease) from Capital Share Transactions	(18,716)	(438,187)
Total Increase (Decrease)	102,643	(39,978)
Net Assets
Beginning of Period	3,970,586	4,010,564
End of Period	4,073,229	3,970,586
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.54	$14.09	$14.09	$17.40	$16.73
Investment Operations
Net Investment Income[1]	.563	.541	.366	.368	.261
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.046	.092
Net Realized and Unrealized Gain (Loss) on Investments	.773	1.461	(.004)	(3.042)	.656
Total from Investment Operations	1.336	2.002	.362	(2.628)	1.009
Distributions
Dividends from Net Investment Income	(.565)	(.552)	(.362)	(.365)	(.264)
Distributions from Realized Capital Gains	(.301)	—	—	(.317)	(.075)
Total Distributions	(.866)	(.552)	(.362)	(.682)	(.339)
Net Asset Value, End of Period	$16.01	$15.54	$14.09	$14.09	$17.40
Total Return[3]	8.98%	14.31%	2.52%	-15.59%	6.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,073	$3,971	$4,011	$4,479	$6,098
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.55%	2.50%	2.34%	1.51%
Portfolio Turnover Rate	8%	5%	4%	26%	7%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Bond Market II Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	63
Total Distributable Earnings (Loss)	(63)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	16,925
Undistributed Long-Term Gains	17,780
Net Unrealized Gains (Losses)	352,194
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	386,899
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	146,126	145,956
Long-Term Capital Gains	72,539	—
Total	218,665	145,956
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,719,654
Gross Unrealized Appreciation	566,523
Gross Unrealized Depreciation	(214,329)
Net Unrealized Appreciation (Depreciation)	352,194
7

LifeStrategy Income Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	40,047	28,021
Issued in Lieu of Cash Distributions	13,059	8,626
Redeemed	(54,246)	(65,707)
Net Increase (Decrease) in Shares Outstanding	(1,140)	(29,060)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	24,851	NA1	NA1	1	3	1,089	—	26,865
Vanguard Total Bond Market II Index Fund	2,212,005	152,916	179,369	(12,043)	54,781	85,131	—	2,228,290
Vanguard Total International Bond II Index Fund	964,698	75,068	93,800	(6,251)	3,085	41,762	—	942,800
Vanguard Total International Stock Index Fund	312,067	33,726	48,349	5,153	58,682	9,929	—	361,279
Vanguard Total Stock Market Index Fund	456,604	40,648	75,728	32,236	58,854	5,283	—	512,614
Total	3,970,225	302,358	397,246	19,096	175,405	143,194	—	4,071,848
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

LifeStrategy Conservative Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (24.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	16,387,904	2,674,506
International Stock Fund (16.8%)
	Vanguard Total International Stock Index Fund Investor Shares	76,457,588	1,832,688
U.S. Bond Fund (40.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	461,136,001	4,459,185
International Bond Fund (17.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	207,533,572	1,869,878
Total Investment Companies (Cost $7,948,728)			10,836,257
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $76,035)	760,592	76,060
Total Investments (100.0%) (Cost $8,024,763)			10,912,317
Other Assets and Liabilities—Net (0.0%)			(4,179)
Net Assets (100%)			10,908,138
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	313	35,266	272
E-mini S&P 500 Index	December 2025	121	41,588	1,380
				1,652
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,024,763)	10,912,317
Cash Collateral Pledged—Futures Contracts	3,167
Receivables for Accrued Income	18,847
Receivables for Capital Shares Issued	5,807
Variation Margin Receivable—Futures Contracts	102
Total Assets	10,940,240
Liabilities
Payables for Investment Securities Purchased	21,074
Payables for Capital Shares Redeemed	11,028
Total Liabilities	32,102
Net Assets	10,908,138
At October 31, 2025, net assets consisted of:

Paid-in Capital	7,825,940
Total Distributable Earnings (Loss)	3,082,198
Net Assets	10,908,138

Net Assets
Applicable to 485,212,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,908,138
Net Asset Value Per Share	$22.48
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Conservative Growth Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	331,063
Interest	120
Net Investment Income—Note B	331,183
Realized Net Gain (Loss)
Affiliated Funds Sold	262,323
Futures Contracts	3,508
Realized Net Gain (Loss)	265,831
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	627,036
Futures Contracts	2,533
Change in Unrealized Appreciation (Depreciation)	629,569
Net Increase (Decrease) in Net Assets Resulting from Operations	1,226,583
See accompanying Notes, which are an integral part of the Financial Statements.
11

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	331,183	321,120
Realized Net Gain (Loss)	265,831	406,463
Change in Unrealized Appreciation (Depreciation)	629,569	980,687
Net Increase (Decrease) in Net Assets Resulting from Operations	1,226,583	1,708,270
Distributions
Total Distributions	(707,738)	(552,586)
Capital Share Transactions
Issued	1,276,108	995,329
Issued in Lieu of Cash Distributions	652,682	510,040
Redeemed	(1,841,639)	(1,896,427)
Net Increase (Decrease) from Capital Share Transactions	87,151	(391,058)
Total Increase (Decrease)	605,996	764,626
Net Assets
Beginning of Period	10,302,142	9,537,516
End of Period	10,908,138	10,302,142
See accompanying Notes, which are an integral part of the Financial Statements.
12

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.44	$19.10	$18.87	$23.66	$21.49
Investment Operations
Net Investment Income[1]	.680	.656	.476	.472	.360
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.044	.089
Net Realized and Unrealized Gain (Loss) on Investments	1.838	2.822	.363	(4.327)	2.435
Total from Investment Operations	2.518	3.478	.839	(3.811)	2.884
Distributions
Dividends from Net Investment Income	(.683)	(.667)	(.468)	(.471)	(.362)
Distributions from Realized Capital Gains	(.795)	(.471)	(.141)	(.508)	(.352)
Total Distributions	(1.478)	(1.138)	(.609)	(.979)	(.714)
Net Asset Value, End of Period	$22.48	$21.44	$19.10	$18.87	$23.66
Total Return[3]	12.45%	18.51%	4.43%	-16.67%	13.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,908	$10,302	$9,538	$9,899	$12,746
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.19%	3.15%	2.40%	2.23%	1.55%
Portfolio Turnover Rate	8%	5%	4%	21%	5%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
13

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	9,337
Total Distributable Earnings (Loss)	(9,337)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	48,298
Undistributed Long-Term Gains	220,747
Net Unrealized Gains (Losses)	2,813,153
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,082,198
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	342,690	324,934
Long-Term Capital Gains	365,048	227,652
Total	707,738	552,586
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,099,164
Gross Unrealized Appreciation	3,231,728
Gross Unrealized Depreciation	(418,575)
Net Unrealized Appreciation (Depreciation)	2,813,153
15

LifeStrategy Conservative Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	59,914	47,730
Issued in Lieu of Cash Distributions	31,496	24,647
Redeemed	(86,674)	(91,331)
Net Increase (Decrease) in Shares Outstanding	4,736	(18,954)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	63,821	NA1	NA1	2	7	2,979	—	76,060
Vanguard Total Bond Market II Index Fund	4,221,649	488,167	337,268	(25,310)	111,947	165,594	—	4,459,185
Vanguard Total International Bond II Index Fund	1,864,018	124,033	111,658	(771)	(5,744)	82,575	—	1,869,878
Vanguard Total International Stock Index Fund	1,649,922	89,536	235,235	37,949	290,516	51,340	—	1,832,688
Vanguard Total Stock Market Index Fund	2,499,227	169,563	475,047	250,453	230,310	28,575	—	2,674,506
Total	10,298,637	871,299	1,159,208	262,323	627,036	331,063	—	10,912,317
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

LifeStrategy Moderate Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (36.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	52,571,216	8,579,622
International Stock Fund (24.8%)
	Vanguard Total International Stock Index Fund Investor Shares	242,518,020	5,813,157
U.S. Bond Fund (26.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	651,414,946	6,299,183
International Bond Fund (11.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	289,354,298	2,607,082
Total Investment Companies (Cost $13,625,013)			23,299,044
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $152,923)	1,529,646	152,964
Total Investments (100.0%) (Cost $13,777,936)			23,452,008
Other Assets and Liabilities—Net (0.0%)			3,361
Net Assets (100%)			23,455,369
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	687	77,405	598
E-mini S&P 500 Index	December 2025	238	81,801	2,715
				3,313
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,777,936)	23,452,008
Cash Collateral Pledged—Futures Contracts	6,363
Receivables for Accrued Income	26,650
Receivables for Capital Shares Issued	34,533
Variation Margin Receivable—Futures Contracts	199
Total Assets	23,519,753
Liabilities
Payables for Investment Securities Purchased	45,633
Payables for Capital Shares Redeemed	18,751
Total Liabilities	64,384
Net Assets	23,455,369
At October 31, 2025, net assets consisted of:

Paid-in Capital	13,175,384
Total Distributable Earnings (Loss)	10,279,985
Net Assets	23,455,369

Net Assets
Applicable to 656,721,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,455,369
Net Asset Value Per Share	$35.72
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Moderate Growth Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	598,974
Interest	231
Net Investment Income—Note B	599,205
Realized Net Gain (Loss)
Affiliated Funds Sold	588,228
Futures Contracts	7,982
Realized Net Gain (Loss)	596,210
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,032,568
Futures Contracts	5,052
Change in Unrealized Appreciation (Depreciation)	2,037,620
Net Increase (Decrease) in Net Assets Resulting from Operations	3,233,035
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	599,205	574,855
Realized Net Gain (Loss)	596,210	926,775
Change in Unrealized Appreciation (Depreciation)	2,037,620	2,673,748
Net Increase (Decrease) in Net Assets Resulting from Operations	3,233,035	4,175,378
Distributions
Total Distributions	(1,452,382)	(841,949)
Capital Share Transactions
Issued	2,401,813	2,066,103
Issued in Lieu of Cash Distributions	1,336,933	776,357
Redeemed	(3,438,868)	(3,550,066)
Net Increase (Decrease) from Capital Share Transactions	299,878	(707,606)
Total Increase (Decrease)	2,080,531	2,625,823
Net Assets
Beginning of Period	21,374,838	18,749,015
End of Period	23,455,369	21,374,838
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.06	$28.04	$27.13	$34.35	$29.27
Investment Operations
Net Investment Income[1]	.908	.873	.668	.660	.528
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.041	.082
Net Realized and Unrealized Gain (Loss) on Investments	4.008	5.438	1.025	(6.612)	5.561
Total from Investment Operations	4.916	6.311	1.693	(5.911)	6.171
Distributions
Dividends from Net Investment Income	(.905)	(.868)	(.627)	(.655)	(.537)
Distributions from Realized Capital Gains	(1.351)	(.423)	(.156)	(.654)	(.554)
Total Distributions	(2.256)	(1.291)	(.783)	(1.309)	(1.091)
Net Asset Value, End of Period	$35.72	$33.06	$28.04	$27.13	$34.35
Total Return[3]	15.80%	22.87%	6.26%	-17.80%	21.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,455	$21,375	$18,749	$17,718	$22,295
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.76%	2.31%	2.17%	1.60%
Portfolio Turnover Rate	8%	6%	5%	15%	5%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
21

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	29,148
Total Distributable Earnings (Loss)	(29,148)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	199,329
Undistributed Long-Term Gains	520,147
Net Unrealized Gains (Losses)	9,560,509
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	10,279,985
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	607,898	574,307
Long-Term Capital Gains	844,484	267,642
Total	1,452,382	841,949
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,891,499
Gross Unrealized Appreciation	10,093,081
Gross Unrealized Depreciation	(532,572)
Net Unrealized Appreciation (Depreciation)	9,560,509
23

LifeStrategy Moderate Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	72,635	65,495
Issued in Lieu of Cash Distributions	42,147	25,136
Redeemed	(104,609)	(112,771)
Net Increase (Decrease) in Shares Outstanding	10,173	(22,140)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	126,548	NA1	NA1	5	13	5,859	—	152,964
Vanguard Total Bond Market II Index Fund	5,798,794	957,690	579,526	(55,100)	177,325	228,841	—	6,299,183
Vanguard Total International Bond II Index Fund	2,560,932	200,618	145,817	(907)	(7,744)	113,783	—	2,607,082
Vanguard Total International Stock Index Fund	5,127,596	210,267	550,040	75,139	950,195	159,923	—	5,813,157
Vanguard Total Stock Market Index Fund	7,762,821	372,408	1,037,477	569,091	912,779	90,568	—	8,579,622
Total	21,376,691	1,740,983	2,312,860	588,228	2,032,568	598,974	—	23,452,008
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

LifeStrategy Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (48.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	74,430,411	12,147,043
International Stock Fund (32.8%)
	Vanguard Total International Stock Index Fund Investor Shares	341,536,871	8,186,639
U.S. Bond Fund (12.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	330,017,143	3,191,265
International Bond Fund (5.2%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	145,785,688	1,313,529
Total Investment Companies (Cost $11,278,414)			24,838,476
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $147,082)	1,471,195	147,119
Total Investments (100.0%) (Cost $11,425,496)			24,985,595
Other Assets and Liabilities—Net (0.0%)			(5,720)
Net Assets (100%)			24,979,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	629	70,871	546
E-mini S&P 500 Index	December 2025	239	82,144	2,727
				3,273
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,425,496)	24,985,595
Cash Collateral Pledged—Futures Contracts	6,277
Receivables for Investment Securities Sold	1,788
Receivables for Accrued Income	13,621
Receivables for Capital Shares Issued	7,416
Variation Margin Receivable—Futures Contracts	201
Total Assets	25,014,898
Liabilities
Payables for Investment Securities Purchased	13,612
Payables for Capital Shares Redeemed	21,411
Total Liabilities	35,023
Net Assets	24,979,875
At October 31, 2025, net assets consisted of:

Paid-in Capital	10,917,418
Total Distributable Earnings (Loss)	14,062,457
Net Assets	24,979,875

Net Assets
Applicable to 482,192,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,979,875
Net Asset Value Per Share	$51.80
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Growth Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	527,380
Interest	230
Net Investment Income—Note B	527,610
Realized Net Gain (Loss)
Affiliated Funds Sold	474,823
Futures Contracts	7,858
Realized Net Gain (Loss)	482,681
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,071,129
Futures Contracts	5,262
Change in Unrealized Appreciation (Depreciation)	3,076,391
Net Increase (Decrease) in Net Assets Resulting from Operations	4,086,682
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	527,610	495,845
Realized Net Gain (Loss)	482,681	823,176
Change in Unrealized Appreciation (Depreciation)	3,076,391	3,541,549
Net Increase (Decrease) in Net Assets Resulting from Operations	4,086,682	4,860,570
Distributions
Total Distributions	(1,292,887)	(620,172)
Capital Share Transactions
Issued	2,163,042	2,061,373
Issued in Lieu of Cash Distributions	1,210,640	583,587
Redeemed	(3,190,576)	(2,919,915)
Net Increase (Decrease) from Capital Share Transactions	183,106	(274,955)
Total Increase (Decrease)	2,976,901	3,965,443
Net Assets
Beginning of Period	22,002,974	18,037,531
End of Period	24,979,875	22,002,974
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.11	$37.33	$35.36	$45.26	$36.15
Investment Operations
Net Investment Income[1]	1.084	1.029	.843	.845	.705
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.026	.051
Net Realized and Unrealized Gain (Loss) on Investments	7.321	9.049	1.990	(9.175)	9.813
Total from Investment Operations	8.405	10.078	2.833	(8.304)	10.569
Distributions
Dividends from Net Investment Income	(1.078)	(1.023)	(.820)	(.851)	(.709)
Distributions from Realized Capital Gains	(1.637)	(.275)	(.043)	(.745)	(.750)
Total Distributions	(2.715)	(1.298)	(.863)	(1.596)	(1.459)
Net Asset Value, End of Period	$51.80	$46.11	$37.33	$35.36	$45.26
Total Return[3]	19.20%	27.32%	8.03%	-18.92%	29.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,980	$22,003	$18,038	$17,278	$21,449
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.36%	2.20%	2.12%	1.65%
Portfolio Turnover Rate	5%	5%	3%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
29

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	29,528
Total Distributable Earnings (Loss)	(29,528)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	174,350
Undistributed Long-Term Gains	387,043
Net Unrealized Gains (Losses)	13,501,064
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14,062,457
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	527,635	494,414
Long-Term Capital Gains	765,252	125,758
Total	1,292,887	620,172
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,484,531
Gross Unrealized Appreciation	13,782,026
Gross Unrealized Depreciation	(280,962)
Net Unrealized Appreciation (Depreciation)	13,501,064
31

LifeStrategy Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	46,190	47,533
Issued in Lieu of Cash Distributions	27,011	13,758
Redeemed	(68,193)	(67,331)
Net Increase (Decrease) in Shares Outstanding	5,008	(6,040)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	160,974	NA1	NA1	9	8	5,806	—	147,119
Vanguard Total Bond Market II Index Fund	2,931,564	560,917	361,942	(41,931)	102,657	116,441	—	3,191,265
Vanguard Total International Bond II Index Fund	1,291,499	94,061	67,900	(194)	(3,937)	58,279	—	1,313,529
Vanguard Total International Stock Index Fund	6,933,055	278,481	465,140	27,454	1,412,789	220,722	—	8,186,639
Vanguard Total Stock Market Index Fund	10,687,073	307,096	896,223	489,485	1,559,612	126,132	—	12,147,043
Total	22,004,165	1,240,555	1,791,205	474,823	3,071,129	527,380	—	24,985,595
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
32

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
33

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
LifeStrategy Income Fund	3.2%
LifeStrategy Conservative Growth Fund	7.3
LifeStrategy Moderate Growth Fund	13.0
LifeStrategy Growth Fund	20.9
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
LifeStrategy Income Fund	11,765
LifeStrategy Conservative Growth Fund	61,397
LifeStrategy Moderate Growth Fund	191,195
LifeStrategy Growth Fund	260,071
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
LifeStrategy Income Fund	37,889
LifeStrategy Conservative Growth Fund	74,508
LifeStrategy Moderate Growth Fund	104,805
LifeStrategy Growth Fund	56,270
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund and LifeStrategy Growth Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
LifeStrategy Income Fund	72,582
LifeStrategy Conservative Growth Fund	373,286
LifeStrategy Moderate Growth Fund	871,116
LifeStrategy Growth Fund	791,148
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
LifeStrategy Income Fund	87.2%
LifeStrategy Conservative Growth Fund	72.5
LifeStrategy Moderate Growth Fund	56.2
LifeStrategy Growth Fund	33.2
34

The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
LifeStrategy Income Fund	31,485	815
LifeStrategy Conservative Growth Fund	92,417	3,982
LifeStrategy Moderate Growth Fund	212,284	12,156
LifeStrategy Growth Fund	241,009	16,606

Q880 122025
35

Financial Statements
For the period ended October 31, 2025
Vanguard STAR® Funds
Vanguard STAR Fund
Vanguard STAR Core-Plus Bond Fund

Contents
STAR Fund	1
STAR Core-Plus Bond Fund	9
Report of Independent Registered Public Accounting Firm	58
Tax information	59

STAR Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.9%)
Vanguard WindsorTM II Fund Investor Shares	66,264,558	3,328,469
Vanguard U.S. Growth Fund Investor Shares	34,016,247	2,912,471
Vanguard Windsor Fund Investor Shares	86,654,731	1,951,465
Vanguard PRIMECAP Fund Investor Shares	7,956,673	1,579,081
Vanguard Dividend Growth Fund Investor Shares	23,989,504	888,811
		10,660,297
International Stock Funds (19.3%)
Vanguard International Core Stock Fund Investor Shares	90,768,166	1,540,336
Vanguard International Growth Fund Investor Shares	38,866,803	1,525,910
Vanguard International Value Fund Investor Shares	32,317,213	1,512,446
		4,578,692
U.S. Bond Fund (35.8%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	835,478,719	8,521,390
Total Investment Companies (Cost $14,359,150)		23,760,379
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 4.141% (Cost $2)	19	2
Total Investments (100.0%) (Cost $14,359,152)		23,760,381
Other Assets and Liabilities—Net (0.0%)		1,368
Net Assets (100%)		23,761,749
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents a wholly owned fund. See accompanying financial statements for Vanguard STAR Core-Plus Bond Fund's Schedule of Investments.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

STAR Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $14,359,152)	23,760,381
Receivables for Investment Securities Sold	4,551
Receivables for Accrued Income	33,456
Receivables for Capital Shares Issued	1,966
Total Assets	23,800,354
Liabilities
Due to Custodian	319
Payables for Investment Securities Purchased	32,963
Payables for Capital Shares Redeemed	5,323
Total Liabilities	38,605
Net Assets	23,761,749
At October 31, 2025, net assets consisted of:

Paid-in Capital	12,962,709
Total Distributable Earnings (Loss)	10,799,040
Net Assets	23,761,749

Net Assets
Applicable to 765,023,028 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,761,749
Net Asset Value Per Share	$31.06
See accompanying Notes, which are an integral part of the Financial Statements.
2

STAR Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	571,373
Interest	2
Net Investment Income—Note B	571,375
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	951,236
Affiliated Funds Sold	523,002
Futures Contracts	(535)
Realized Net Gain (Loss)	1,473,703
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,010,366
Net Increase (Decrease) in Net Assets Resulting from Operations	3,055,444
See accompanying Notes, which are an integral part of the Financial Statements.
3

STAR Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	571,375	550,338
Realized Net Gain (Loss)	1,473,703	931,272
Change in Unrealized Appreciation (Depreciation)	1,010,366	3,368,730
Net Increase (Decrease) in Net Assets Resulting from Operations	3,055,444	4,850,340
Distributions
Total Distributions	(1,448,827)	(1,233,361)
Capital Share Transactions
Issued	598,441	666,361
Issued in Lieu of Cash Distributions	1,358,487	1,158,761
Redeemed	(2,982,250)	(2,943,796)
Net Increase (Decrease) from Capital Share Transactions	(1,025,322)	(1,118,674)
Total Increase (Decrease)	581,295	2,498,305
Net Assets
Beginning of Period	23,180,454	20,682,149
End of Period	23,761,749	23,180,454
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.01	$24.68	$25.23	$34.17	$29.01
Investment Operations
Net Investment Income[1]	.724	.663	.563	.464	.395
Capital Gain Distributions Received[1]	1.205	.381	.717	1.827	.960
Net Realized and Unrealized Gain (Loss) on Investments	1.968	4.781	.233	(9.076)	5.846
Total from Investment Operations	3.897	5.825	1.513	(6.785)	7.201
Distributions
Dividends from Net Investment Income	(.714)	(.652)	(.551)	(.449)	(.405)
Distributions from Realized Capital Gains	(1.133)	(.843)	(1.512)	(1.706)	(1.636)
Total Distributions	(1.847)	(1.495)	(2.063)	(2.155)	(2.041)
Net Asset Value, End of Period	$31.06	$29.01	$24.68	$25.23	$34.17
Total Return[2]	14.24%	24.07%	6.24%	-21.07%	25.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,762	$23,180	$20,682	$21,004	$28,992
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.29%	0.30%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.38%	2.18%	1.61%	1.21%
Portfolio Turnover Rate	56%	4%	6%	12%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in select Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), and 30% to 40% in STAR Core-Plus Bond Fund, a broad U.S. fixed income fund. The STAR Core-Plus Bond Fund is wholly owned by the Vanguard STAR Fund, and its financial statements accompany these financial statements. Other information about each underlying fund is available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

STAR Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	90,604
Total Distributable Earnings (Loss)	(90,604)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	241,065
Undistributed Long-Term Gains	1,157,154
Net Unrealized Gains (Losses)	9,400,821
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	10,799,040
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	663,109	640,211
Long-Term Capital Gains	785,718	593,150
Total	1,448,827	1,233,361
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,359,560
Gross Unrealized Appreciation	9,401,229
Gross Unrealized Depreciation	(408)
Net Unrealized Appreciation (Depreciation)	9,400,821
7

STAR Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	20,724	24,038
Issued in Lieu of Cash Distributions	48,861	42,688
Redeemed	(103,746)	(105,578)
Net Increase (Decrease) in Shares Outstanding	(34,161)	(38,852)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Dividend Growth Fund	—	830,022	475	9	59,255	6,003	—	888,811
Vanguard Explorer Fund	906,928	54,500	843,250	421,785	(539,963)	3,548	50,952	—
Vanguard GNMA Fund	2,869,121	35,158	2,923,570	(310,834)	330,125	38,566	—	—
Vanguard International Core Stock Fund	—	1,341,482	66,323	6,663	258,514	—	—	1,540,336
Vanguard International Growth Fund	2,202,277	189,191	969,946	256,645	(152,257)	16,155	173,037	1,525,910
Vanguard International Value Fund	2,147,379	162,409	920,357	230,345	(107,330)	54,427	107,982	1,512,446
Vanguard Long-Term Investment-Grade Fund	2,800,618	45,256	2,773,514	(611,147)	538,787	49,713	—	—
Vanguard Market Liquidity Fund	1	NA1	NA1	(9)	—	58	—	2
Vanguard PRIMECAP Fund	1,386,254	151,696	199,659	42,115	198,675	12,571	73,711	1,579,081
Vanguard Short-Term Investment-Grade Fund	2,919,145	41,822	2,969,730	(40,218)	48,981	45,917	—	—
Vanguard STAR Core-Plus Bond Fund[2]	—	8,935,364	583,883	3,427	166,482	250,109	—	8,521,390
Vanguard U.S. Growth Fund	2,791,075	410,271	943,682	443,643	211,164	5,209	116,535	2,912,471
Vanguard Windsor Fund	1,836,912	277,441	112,058	9,850	(60,680)	37,307	164,630	1,951,465
Vanguard Windsor II Fund	3,321,357	352,660	474,889	70,728	58,613	51,790	264,389	3,328,469
Total	23,181,067	12,827,272	13,781,336	523,002	1,010,366	571,373	951,236	23,760,381
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund, see accompanying financial statement for Vanguard STAR Core-Plus Bond Fund.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

STAR Core-Plus Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (37.1%)
U.S. Government Securities (10.0%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	18,030	18,108
	United States Treasury Note/Bond	1.500%	1/31/2027	16,870	16,421
	United States Treasury Note/Bond	2.750%	7/31/2027	15,200	14,976
[1]	United States Treasury Note/Bond	4.375%	11/30/2028	23,182	23,689
	United States Treasury Note/Bond	3.250%	6/30/2029	74,940	73,927
	United States Treasury Note/Bond	4.250%	6/30/2029	70,000	71,444
	United States Treasury Note/Bond	3.875%	9/30/2029	70,000	70,547
	United States Treasury Note/Bond	3.500%	4/30/2030	46,200	45,843
[2]	United States Treasury Note/Bond	4.250%	6/30/2031	47,216	48,345
	United States Treasury Note/Bond	3.750%	8/31/2031	23,264	23,208
	United States Treasury Note/Bond	3.625%	9/30/2031	25,569	25,331
	United States Treasury Note/Bond	4.125%	11/30/2031	18,700	19,007
	United States Treasury Note/Bond	4.000%	7/31/2032	18,000	18,133
[3]	United States Treasury Note/Bond	4.750%	2/15/2041	14,760	15,221
	United States Treasury Note/Bond	1.750%	8/15/2041	3,105	2,126
	United States Treasury Note/Bond	2.000%	11/15/2041	32,763	23,209
[1]	United States Treasury Note/Bond	3.125%	11/15/2041	8,301	6,965
	United States Treasury Note/Bond	3.250%	5/15/2042	10,000	8,474
[4]	United States Treasury Note/Bond	3.750%	11/15/2043	20,000	17,868
	United States Treasury Note/Bond	4.500%	2/15/2044	3,036	2,993
	United States Treasury Note/Bond	4.625%	5/15/2044	40,000	40,023
[3]	United States Treasury Note/Bond	4.625%	11/15/2044	17,424	17,402
[1]	United States Treasury Note/Bond	2.500%	2/15/2045	25,338	18,345
	United States Treasury Note/Bond	4.750%	2/15/2045	38,000	38,536
	United States Treasury Note/Bond	5.000%	5/15/2045	8,200	8,582
	United States Treasury Note/Bond	2.500%	2/15/2046	4,711	3,360
[1]	United States Treasury Note/Bond	2.250%	8/15/2046	16,894	11,399
	United States Treasury Note/Bond	3.000%	5/15/2047	1,040	801
	United States Treasury Note/Bond	3.000%	8/15/2048	4,060	3,084
	United States Treasury Note/Bond	3.375%	11/15/2048	6,078	4,930
	United States Treasury Note/Bond	2.875%	5/15/2049	4,775	3,518
	United States Treasury Note/Bond	2.375%	11/15/2049	33,093	21,893
[3]	United States Treasury Note/Bond	1.250%	5/15/2050	42,300	21,019
[1]	United States Treasury Note/Bond	1.375%	8/15/2050	43,700	22,275
	United States Treasury Note/Bond	1.625%	11/15/2050	35,400	19,249
[3]	United States Treasury Note/Bond	2.375%	5/15/2051	32,800	21,339
	United States Treasury Note/Bond	1.875%	11/15/2051	42,100	24,094
	United States Treasury Note/Bond	2.250%	2/15/2052	38,063	23,874
					849,558
Conventional Mortgage-Backed Securities (24.7%)
[5,6]	Fannie Mae Pool	1.384%	12/1/2030	10,062	8,881
[5,6]	Fannie Mae Pool	3.000%	6/1/2043	5,509	5,057
[5,6]	Fannie Mae Pool	4.070%	8/1/2030	7,670	7,660
[5,6]	Fannie Mae Pool	4.090%	9/1/2030	10,600	10,585
[5,6]	Fannie Mae Pool	4.100%	8/1/2030	11,425	11,440
[5,6]	Fannie Mae Pool	4.110%	9/1/2030	5,250	5,250
[5,6]	Fannie Mae Pool	4.180%	8/1/2030	13,250	13,285
[5,6]	Fannie Mae Pool	4.190%	4/1/2030–5/1/2030	20,215	20,299
[5,6]	Fannie Mae Pool	4.220%	9/1/2030	28,670	28,821
[5,6]	Fannie Mae Pool	4.255%	8/1/2030	9,550	9,606
[5,6]	Fannie Mae Pool	4.290%	4/1/2030–10/1/2030	56,965	57,423
[5,6]	Fannie Mae Pool	4.340%	9/1/2030	5,500	5,551
[5,6]	Fannie Mae Pool	4.460%	6/1/2030	29,500	29,943
[5,6]	Fannie Mae Pool	4.600%	4/1/2030	12,200	12,445
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/2045–1/1/2047	1,338	1,213
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	247	232
[5,6]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	277	270
[5,6]	Freddie Mac Gold Pool	4.120%	4/1/2030	5,800	5,787
[5,6]	Freddie Mac Gold Pool	4.270%	3/1/2030	10,200	10,235
9

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Freddie Mac Gold Pool	4.290%	3/1/2030	4,880	4,917
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/2035–11/1/2045	3,104	3,112
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	1,079	1,099
[5]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	7,688	6,874
[5]	Ginnie Mae I Pool	3.000%	11/15/2026–3/15/2046	58,682	53,451
[5]	Ginnie Mae I Pool	3.250%	8/15/2042	1,334	1,241
[5]	Ginnie Mae I Pool	3.500%	7/15/2042–6/15/2048	50,010	47,135
[5]	Ginnie Mae I Pool	3.750%	7/15/2042	171	163
[5]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	2,228	2,138
[5]	Ginnie Mae I Pool	4.000%	7/15/2045–7/15/2046	65,864	63,948
[5]	Ginnie Mae I Pool	4.500%	2/15/2044–4/15/2044	34,231	34,197
[5]	Ginnie Mae I Pool	5.000%	6/15/2041–7/15/2052	29,390	29,880
[5]	Ginnie Mae I Pool	5.500%	1/15/2030–9/15/2045	21,549	22,080
[5]	Ginnie Mae I Pool	6.000%	4/15/2039–3/15/2040	7,450	7,772
[5]	Ginnie Mae I Pool	6.500%	5/15/2037–7/15/2040	7,305	7,851
[5]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	729	745
[5]	Ginnie Mae I Pool	7.500%	10/15/2031	361	373
[5]	Ginnie Mae I Pool	8.000%	8/15/2031	150	154
[5]	Ginnie Mae II Pool	1.500%	4/20/2044–6/20/2047	49	40
[5]	Ginnie Mae II Pool	2.000%	10/20/2043–8/20/2051	65,457	54,482
[5]	Ginnie Mae II Pool	2.500%	6/20/2037–3/20/2052	87,807	76,586
[5]	Ginnie Mae II Pool	3.000%	4/20/2031–12/20/2052	55,539	50,358
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–9/20/2051	44,355	41,522
[5]	Ginnie Mae II Pool	4.000%	6/20/2039–6/20/2052	33,384	32,034
[5]	Ginnie Mae II Pool	4.500%	12/20/2032–10/20/2052	30,050	29,639
[5]	Ginnie Mae II Pool	5.000%	3/20/2033–6/20/2053	58,300	58,726
[5,7]	Ginnie Mae II Pool	5.500%	1/20/2034–11/15/2055	59,339	60,501
[5,7]	Ginnie Mae II Pool	6.000%	4/20/2028–11/15/2055	36,053	36,853
[5]	Ginnie Mae II Pool	6.500%	5/20/2037–8/20/2055	9,597	9,941
[5,7]	Ginnie Mae II Pool	7.000%	4/20/2055–11/15/2055	2,460	2,528
[5,6]	UMBS Pool	1.500%	2/1/2036–1/1/2051	71,889	59,914
[5,6]	UMBS Pool	2.000%	5/1/2036–5/1/2052	391,927	326,935
[5,6,7]	UMBS Pool	2.500%	7/1/2027–11/25/2055	258,369	224,836
[5,6,7]	UMBS Pool	3.000%	1/1/2026–11/25/2055	138,411	125,379
[5,6]	UMBS Pool	3.500%	5/1/2042–8/1/2052	96,996	90,823
[5,6,7]	UMBS Pool	4.000%	7/1/2042–11/25/2055	69,680	67,109
[5,6]	UMBS Pool	4.500%	12/1/2040–2/1/2054	56,769	55,719
[5,6,7]	UMBS Pool	6.000%	11/1/2052–11/25/2055	121,966	125,907
[5,6]	UMBS Pool	6.500%	2/1/2029–4/1/2055	45,373	47,431
					2,108,376
Nonconventional Mortgage-Backed Securities (2.4%)
[5,6]	Fannie Mae Pool	1.773%	8/1/2051	1,836	1,756
[5,6]	Fannie Mae Pool	4.551%	10/1/2055	12,776	12,769
[5,6]	Fannie Mae Pool	4.625%	8/1/2055	4,559	4,579
[5,6]	Fannie Mae Pool	5.004%	11/1/2055	6,230	6,289
[5,6]	Fannie Mae Pool	5.110%	10/1/2055	2,380	2,409
[5,6]	Fannie Mae Pool	5.140%	9/1/2055	5,087	5,157
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	85	88
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	364	376
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	11,074	8,908
[5,6]	Fannie Mae REMICS	2.000%	6/25/2048	951	802
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	9,522	8,498
[5,6]	Fannie Mae REMICS	3.000%	4/25/2040–10/25/2049	5,498	5,071
[5,6]	Fannie Mae REMICS	5.500%	12/25/2051	5,077	5,124
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	101	103
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.951%	10/1/2044	441	455
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	6.413%	9/1/2044	288	297
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	7/1/2044	101	104
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.798%	10/1/2044	399	411
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.954%	9/1/2043	213	220
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.549%	4/1/2044	281	290
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.386%	8/1/2043	343	354
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.026%	9/1/2055	2,901	2,926
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	1,419	1,436
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	1,560	1,575
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.223%	4.825%	9/1/2055	11,567	11,601
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	4,190	4,177
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	1,940	1,957
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	3,440	3,472
10

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	1,640	1,656
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	2,746	2,776
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	3,516	3,561
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.317%	9/1/2055	3,288	3,330
[5,6]	Freddie Mac REMICS	2.000%	9/15/2047	8,450	7,339
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–8/25/2048	13,993	12,675
[5,6]	Freddie Mac REMICS	3.000%	9/15/2044	57,149	52,358
[5,6,8]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	368	319
[5,6,8]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	1,493	1,317
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055	7,950	7,942
[5]	Ginnie Mae REMICS	2.500%	10/20/2049–12/20/2050	18,639	16,664
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	545	473
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	1,284	1,072
					202,686
Total U.S. Government and Agency Obligations (Cost $3,108,257)					3,160,620
Asset-Backed/Commercial Mortgage-Backed Securities (11.0%)
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	5,460	5,445
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	290	289
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	2,300	2,293
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	316	323
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	254	260
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	165	169
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	175	181
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/2029	256	260
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	184	187
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	182	185
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	575	583
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	226	228
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	161	163
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	524	526
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	1,075	1,077
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	510	512
[5,7,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	1,270	1,270
[5,7,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	480	480
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	241	245
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	520	534
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	1,190	1,209
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	905	894
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	595	581
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	2,130	2,053
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,110	1,084
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	560	569
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	730	742
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	156	157
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	258	265
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	148	151
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	130	133
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	1,306	1,367
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	599	617
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	575	592
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	330	340
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,420	1,440
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	350	356
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	210	213
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	1,990	2,047
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	500	514
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	220	229
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	1,630	1,630
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/2036	1,760	1,759
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.273%	9/15/2048	81	74
[5]	Banc of America Funding Trust Series 2006-H	4.693%	9/20/2046	117	98
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	198	195
[5]	BANK Series 2017-BNK7	3.175%	9/15/2060	41	41
[5]	BANK Series 2017-BNK7	3.435%	9/15/2060	159	156
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	333	323
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	72	72
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	168	165
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	463	437
11

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	627	592
[5]	BANK Series 2022-BNK40	3.390%	3/15/2064	7,500	6,989
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,078	1,125
[5]	BANK Series 2024-5YR9	5.614%	8/15/2057	1,154	1,200
[5]	BANK Series 2025-BNK50	5.875%	5/15/2068	890	943
[5,9]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	174	176
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	242	240
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	533	519
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	146	139
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	1,390	1,389
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	1,870	1,865
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	206	207
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	231	233
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	279	284
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	677	671
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	126	125
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	4,600	4,814
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,375	1,434
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	8,305	8,532
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	1,580	1,668
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	600	631
[5]	Bear Stearns ARM Trust Series 2006-4	4.213%	10/25/2036	158	133
[5]	Bear Stearns ARM Trust Series 2007-3	4.213%	5/25/2047	156	140
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	768	758
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	133	132
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	651	680
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	353	363
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,020	1,061
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	1,970	1,973
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	2,240	2,240
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	2,890	2,888
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	664	687
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	456	485
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,225	2,317
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	1,030	1,098
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	5,820	6,025
[5]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	1,970	2,035
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	940	941
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	640	640
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	900	852
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.549%	10/16/2028	219	220
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.299%	8/16/2029	2,660	2,660
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	124	126
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	88	89
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	383	388
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	122	123
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	134	135
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	108	109
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	78	80
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	146	148
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	123	125
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	540	550
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	330	336
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	380	382
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	400	403
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	480	479
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	190	190
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	287	284
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	186	182
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	169	93
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	272	264
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	357	352
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	225	220
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	144	141
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	778	766
[5]	CD Mortgage Trust Series 2018-CD7	4.839%	8/15/2051	144	134
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	3,880	3,929
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	242	241
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	443	445
12

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	222	222
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	333	339
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	94	96
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	88	90
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	219	225
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	147	151
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	361	369
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	390	401
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	196	196
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	340	345
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	370	374
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	230	229
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	660	656
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.925%	3/20/2036	109	101
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.325%	2/25/2047	137	125
[5,9]	CIFC Funding 2025-VI Ltd. Series 2025-6A	5.110%	10/23/2038	490	491
[5,9]	CIFC Funding 2025-VI Ltd. Series 2025-6A	5.410%	10/23/2038	900	901
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	53	52
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.391%	9/10/2058	203	175
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	255	250
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	134	132
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	193	176
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.253%	9/15/2050	110	87
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	253	251
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	217	215
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	940	892
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	5.023%	7/25/2037	8	7
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	184	186
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	1,076	1,084
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	42	42
[5,7,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	3,020	3,023
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	3,740	3,778
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	4,280	4,310
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	5.883%	7/25/2043	63	63
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.133%	9/25/2043	216	217
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.233%	1/25/2044	790	790
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.283%	2/25/2044	92	92
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.183%	5/25/2044	281	281
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.183%	7/25/2044	711	712
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.333%	9/25/2044	544	545
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.133%	1/25/2045	461	462
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.183%	2/25/2045	451	452
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.633%	3/25/2045	1,870	1,882
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.183%	5/25/2045	1,052	1,054
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.183%	7/25/2045	1,598	1,600
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	5.083%	9/25/2045	1,603	1,603
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.057%	8/15/2048	224	197
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	263	261
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	68	65
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	311	308
[5,7,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	2,160	2,165
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	180	177
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	559	498
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	113	114
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	110	111
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	210	214
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	400	400
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	510	510
13

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	139	143
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	57	57
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	1,150	1,109
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	4,500	4,535
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	2,820	2,852
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/2029	630	633
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	738	747
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/2029	864	866
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	924	925
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	1,346	1,341
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	5,470	5,529
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	3,740	3,707
[5,9]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	650	650
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	1,950	1,952
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	2,200	2,203
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.097%	10/25/2056	207	206
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	64	63
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	1,450	1,451
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.446%	10/15/2038	1,120	1,122
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	217	221
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	238	241
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	362	366
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	170	171
[5,6]	Fannie Mae-Aces Series 2018-M13	3.750%	9/25/2030	2,896	2,862
[5,6]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	34,110	30,972
[5,6]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	39,850	40,596
[5,6,10]	Fannie Mae-Aces Series 2025-M5	1.843%	11/25/2031	23,020	20,326
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	670	680
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	6,320	6,415
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	29,000	29,328
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	3.738%	11/25/2036	62	33
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	4.891%	1/25/2037	138	65
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	1,100	1,122
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	43	44
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/2027	519	523
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	207	208
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	195	197
[5,9]	Ford Credit Auto Owner Trust Series 2021-1	1.910%	10/17/2033	324	320
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	1,160	1,161
[5,9]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	462	476
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/2029	570	586
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	633	653
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	676	691
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	451	459
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	817	832
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	967	967
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	181	183
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	1,550	1,589
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,250	1,252
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,150	2,177
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	811	824
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	556	575
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	589	591
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	1,867	1,880
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	239	240
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	4,820	4,884
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,050	1,060
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/2057	2,194	1,705
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/2058	2,307	1,775
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/2058	3,179	2,458
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	10,685	9,621
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	2,963	2,311
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/2059	11,605	9,594
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.033%	11/25/2043	195	197
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.533%	2/25/2044	698	701
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.433%	5/25/2044	1,069	1,074
14

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.233%	10/25/2044	76	76
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.433%	3/25/2044	611	614
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.433%	8/25/2044	897	902
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.133%	1/25/2045	164	164
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.283%	5/25/2045	1,308	1,312
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.133%	9/25/2045	3,888	3,892
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.133%	2/25/2045	323	323
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	1,056	924
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	271	274
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	658	659
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	484	489
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	920	929
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	680	682
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	43	43
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	117	119
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	180	183
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	383	391
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	122	123
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	75	76
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	930	936
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	190	191
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	94	92
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	171	167
[5,9]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	457	468
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	507	531
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	200	210
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	939	965
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	266	273
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	3,020	3,077
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	129	130
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	914	923
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.724%	11/19/2035	13	11
[5,9]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	397	410
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	364	368
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	1,184	1,221
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	152	156
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	312	316
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	560	563
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	820	829
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	640	646
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.447%	9/10/2047	893	786
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.573%	10/10/2048	202	122
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	127	125
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/2051	254	252
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	197	193
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	192	180
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	9,985	9,169
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	440	399
[5,9]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/2028	336	327
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	536	546
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	338	346
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	242	244
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	305	307
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	381	386
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	165	167
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	517	524
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	269	275
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	910	915
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	1,590	1,605
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	420	419
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	610	608
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	318	323
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	423	428
15

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	4,874	4,891
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/2028	268	271
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	255	258
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,290	1,306
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	706	730
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/2031	388	395
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	320	326
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	315	321
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	604	617
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	119	121
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	329	333
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	209	211
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	597	603
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	890	905
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,340	1,332
[5,7,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	1.000%	11/5/2037	1,100	1,101
[5,9]	IRV Trust Series 2025-200P	5.295%	3/14/2047	1,140	1,170
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	5,940	6,045
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.582%	11/15/2043	33	31
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	9,029	7,883
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	2,285	1,919
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	9,071	7,954
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	198	198
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	304	301
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/2050	307	301
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	289	283
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	203	202
[5,9]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/2029	189	191
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	155	158
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	91	93
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	76	78
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	245	247
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	266	268
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	216	218
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	148	149
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	269	273
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	564	574
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	530	531
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	510	510
[5,7,9]	Lighthouse Park CLO Ltd. Series 2025-1A	4.994%	10/24/2037	1,120	1,118
[5,7,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.334%	10/24/2037	2,950	2,942
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	3,150	3,185
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	416	425
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	6.341%	4/25/2034	1	1
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	5.790%	2/25/2033	7	7
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.683%	7/25/2033	5	5
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.953%	7/15/2046	171	158
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	126	124
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	3,150	3,350
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	2,500	2,645
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	118	117
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/2032	404	364
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	290	289
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,921	1,892
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	176	168
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	6.031%	6/25/2036	62	61
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	627	604
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	1,492	1,507
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/2059	31	31
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	1,580	1,579
[5,9]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	246	247
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	212	215
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	288	291
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	570	573
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	256	258
[5,7,9]	NYC Commercial Mortgage Trust Series 2025-28L	1.000%	11/5/2038	860	859
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	13,962	12,182
[5,9]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	1,130	1,130
[5,9]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/2034	1,500	1,502
16

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	7,230	7,298
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	800	809
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	210	209
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	210	208
[5,9]	PFS Financing Corp. Series 2023-B	5.270%	5/15/2028	469	471
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	7,600	7,656
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	3,240	3,259
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,050	1,056
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	9,900	9,865
[5,9]	PMT Loan Trust Series 2025-CNF1	5.531%	10/25/2056	6,500	6,500
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	1,724	1,733
[5,9]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	862	874
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	54,215	54,673
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	20,818	20,937
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	41,360	41,710
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	22,304	22,411
[5,9]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/2056	95,618	97,173
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	6,288	6,341
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	8,312	8,394
[5,8,9]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.487%	9/1/2056	6,678	6,669
[5,9]	PMT Loan Trust Series 2025-INV10	5.584%	10/1/2056	11,500	11,500
[5,9]	PMT Loan Trust Series 2025-J3	5.693%	11/27/2056	2,800	2,800
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	178	175
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	147	147
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	145	145
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	407	393
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	378	364
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	567	541
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	1,014	967
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	1,114	1,056
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	1,030	987
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	194	186
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,964	2,818
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	2,270	2,161
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	920	864
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	160	160
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	280	280
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	2,440	2,450
[5]	RFMSI Trust Series 2006-SA2	5.549%	8/25/2036	242	169
[5]	RFMSI Trust Series 2006-SA3	6.080%	9/25/2036	91	48
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	228	231
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	99	99
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	425	431
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	338	348
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	223	225
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	432	441
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	469	482
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	1,149	1,162
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	1,231	1,251
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	1,304	1,330
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	569	571
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/2029	726	728
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	2,433	2,436
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,457	2,461
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	430	434
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	17,750	17,951
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	5,120	5,124
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	606	612
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	281	286
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	275	281
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	380	382
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	59	60
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	179	182
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	340	344
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	111	112
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	44	45
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	232	233
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	174	174
[5,9]	Sequoia Mortgage Trust Series 2025-10	5.502%	11/25/2055	5,800	5,800
[5,9]	Sequoia Mortgage Trust Series 2025-11	5.483%	11/25/2055	9,000	8,999
17

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	195	200
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	274	281
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	211	216
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	249	256
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	281	289
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	336	341
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	533	541
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	84	86
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	497	508
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	470	479
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	1,940	1,976
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,720	1,715
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	1,370	1,222
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	42	42
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	131	130
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	170	170
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	540	541
[5,9]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/2041	5	5
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,130	1,141
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	810	812
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	2,275	2,302
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	2,160	2,161
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	4,830	4,806
[5,9]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	162	162
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	244	248
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	243	247
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	670	670
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,050	1,051
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	1,166	1,183
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/2036	1,117	1,027
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	929	961
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	245	248
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	1,136	1,152
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	717	711
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	293	291
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	781	792
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	970	967
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	2,863	2,861
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	346	342
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	2,789	2,793
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	214	217
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	5,370	5,403
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,680	1,710
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	2,100	2,133
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	479	490
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	594	610
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	1,048	1,077
[5,9]	Verizon Master Trust Series 2024-5	5.490%	6/21/2032	297	306
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	317	320
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	322	325
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	72	73
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	1,150	1,156
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,860	1,896
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,600	1,633
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	290	293
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	410	415
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	220	223
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	240	239
[5,9]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	1,640	1,640
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	6.246%	1/25/2033	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	5.650%	8/25/2033	7	7
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	5.673%	9/25/2033	11	11
[5,7,9,10]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/2038	590	590
[5,7,9,10]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/2038	690	690
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/2050	274	170
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.708%	9/15/2058	248	233
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	292	287
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	353	348
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	127	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	126	125
18

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	177	164
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	276	274
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	175	173
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	843	846
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	83	83
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	5,830	6,027
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	6.501%	10/25/2036	72	66
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	259	252
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.755%	8/10/2031	1,451	1,399
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/2047	362	313
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/2047	229	102
[5]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/2029	330	334
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/2029	466	472
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	240	243
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	248	254
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	348	354
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	636	646
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $925,612)					933,350
Corporate Bonds (31.8%)
Communications (2.4%)
[9]	AMC Networks Inc.	10.250%	1/15/2029	2,346	2,464
	AMC Networks Inc.	4.250%	2/15/2029	49	42
[9]	AMC Networks Inc.	10.500%	7/15/2032	715	752
	AT&T Inc.	1.650%	2/1/2028	2,222	2,105
[5]	AT&T Inc.	4.100%	2/15/2028	2,179	2,175
	AT&T Inc.	4.350%	3/1/2029	1,123	1,126
	AT&T Inc.	4.700%	8/15/2030	280	284
[5,11]	AT&T Inc.	7.000%	4/30/2040	600	873
	AT&T Inc.	3.500%	6/1/2041	3,486	2,756
	AT&T Inc.	6.050%	8/15/2056	13,600	13,972
[9]	Cable One Inc.	4.000%	11/15/2030	383	303
[9]	CCO Holdings LLC	5.125%	5/1/2027	180	179
[9]	CCO Holdings LLC	4.750%	3/1/2030	127	121
[9]	CCO Holdings LLC	4.500%	8/15/2030	2,820	2,638
[9]	CCO Holdings LLC	4.250%	2/1/2031	94	85
	CCO Holdings LLC	4.500%	5/1/2032	265	236
	Charter Communications Operating LLC	3.750%	2/15/2028	2,398	2,362
	Charter Communications Operating LLC	4.200%	3/15/2028	3,362	3,343
	Charter Communications Operating LLC	2.250%	1/15/2029	3,700	3,443
	Charter Communications Operating LLC	5.050%	3/30/2029	1,585	1,600
	Charter Communications Operating LLC	6.100%	6/1/2029	790	826
	Charter Communications Operating LLC	6.650%	2/1/2034	1,966	2,078
	Charter Communications Operating LLC	5.850%	12/1/2035	5,242	5,220
	Charter Communications Operating LLC	6.484%	10/23/2045	15,663	15,130
	Charter Communications Operating LLC	5.750%	4/1/2048	13,860	12,236
	Charter Communications Operating LLC	6.700%	12/1/2055	3,515	3,469
	Charter Communications Operating LLC	3.950%	6/30/2062	2,430	1,503
	Comcast Corp.	3.900%	3/1/2038	3,903	3,405
	Comcast Corp.	3.750%	4/1/2040	2,545	2,117
	Comcast Corp.	3.400%	7/15/2046	3,755	2,682
	Comcast Corp.	4.000%	8/15/2047	4,803	3,731
[9]	CSC Holdings LLC	11.250%	5/15/2028	1,735	1,520
[9]	CSC Holdings LLC	4.500%	11/15/2031	2,800	1,716
[9]	Directv Financing LLC	5.875%	8/15/2027	24	24
[9]	Directv Financing LLC	8.875%	2/1/2030	930	925
[9]	Directv Financing LLC	10.000%	2/15/2031	915	915
[9]	DISH Network Corp.	11.750%	11/15/2027	284	299
	Expedia Group Inc.	4.625%	8/1/2027	3,839	3,863
[9]	Frontier Communications Holdings LLC	5.000%	5/1/2028	132	132
[7]	Meta Platforms Inc.	4.200%	11/15/2030	5,990	5,983
[7]	Meta Platforms Inc.	4.600%	11/15/2032	7,563	7,598
[7]	Meta Platforms Inc.	4.875%	11/15/2035	15,643	15,688
[7]	Meta Platforms Inc.	5.500%	11/15/2045	3,900	3,864
	Meta Platforms Inc.	5.400%	8/15/2054	7,280	7,001
[7]	Meta Platforms Inc.	5.750%	11/15/2065	1,300	1,286
[9]	Midcontinent Communications	8.000%	8/15/2032	2,245	2,289
[9]	NTT Finance Corp.	4.567%	7/16/2027	2,694	2,714
	Paramount Global	2.900%	1/15/2027	311	305
19

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	3.375%	2/15/2028	146	142
	Paramount Global	3.700%	6/1/2028	334	327
	Paramount Global	4.950%	1/15/2031	476	467
	Paramount Global	4.200%	5/19/2032	344	318
	Paramount Global	6.875%	4/30/2036	400	420
	Paramount Global	4.375%	3/15/2043	1,450	1,097
	Rogers Communications Inc.	7.000%	4/15/2055	245	257
	Rogers Communications Inc.	7.125%	4/15/2055	935	1,001
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	3	3
	Sprint Capital Corp.	6.875%	11/15/2028	6,342	6,814
	Telefonica Emisiones SA	4.103%	3/8/2027	120	120
[11]	Time Warner Cable LLC	5.750%	6/2/2031	2,200	2,938
	T-Mobile USA Inc.	5.700%	1/15/2056	3,343	3,303
	T-Mobile USA Inc.	3.600%	11/15/2060	4,770	3,226
[9]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	3,411	3,445
	Uber Technologies Inc.	4.300%	1/15/2030	5,830	5,844
	Uber Technologies Inc.	4.800%	9/15/2035	7,635	7,579
[9]	Univision Communications Inc.	8.000%	8/15/2028	11	11
[9]	Univision Communications Inc.	7.375%	6/30/2030	19	19
[9]	Univision Communications Inc.	8.500%	7/31/2031	2,165	2,218
[9]	Univision Communications Inc.	9.375%	8/1/2032	810	855
	Verizon Communications Inc.	2.100%	3/22/2028	5,434	5,189
	Verizon Communications Inc.	4.016%	12/3/2029	4,353	4,310
[9]	Versant Media Group Inc.	7.250%	1/30/2031	230	235
[5]	Warnermedia Holdings Inc.	5.050%	3/15/2042	750	602
[5]	Warnermedia Holdings Inc.	5.141%	3/15/2052	652	497
[9]	WULF Compute LLC	7.750%	10/15/2030	555	576
					201,191
Consumer Discretionary (2.2%)
[9]	1011778 BC ULC	3.875%	1/15/2028	114	112
[9]	1011778 BC ULC	4.375%	1/15/2028	41	40
[9]	1011778 BC ULC	6.125%	6/15/2029	2,500	2,569
[9]	1011778 BC ULC	5.625%	9/15/2029	34	35
[9]	ADT Security Corp.	5.875%	10/15/2033	830	842
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	465	471
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	1,090	1,103
[9]	Air Canada	3.875%	8/15/2026	103	102
[9]	Allied Universal Holdco LLC	6.875%	6/15/2030	1,260	1,292
[9]	American Airlines Inc.	7.250%	2/15/2028	1,145	1,171
[9]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	365	366
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	114	112
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	430	410
[5]	American Honda Finance Corp.	4.900%	7/9/2027	2,396	2,427
[5]	American Honda Finance Corp.	4.450%	10/22/2027	1,588	1,599
[5]	American Honda Finance Corp.	4.400%	9/5/2029	1,642	1,654
[9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	230	241
	Asbury Automotive Group Inc.	4.500%	3/1/2028	23	23
	AutoZone Inc.	4.500%	2/1/2028	2,136	2,156
	Bath & Body Works Inc.	5.250%	2/1/2028	2,100	2,111
[9]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	180	194
[9]	Belron UK Finance plc	5.750%	10/15/2029	2,000	2,027
[9]	BMW US Capital LLC	4.600%	8/13/2027	1,646	1,661
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	315	331
[9]	Caesars Entertainment Inc.	6.000%	10/15/2032	2,200	2,099
[9]	Carnival Corp.	5.125%	5/1/2029	925	936
[9]	Carnival Corp.	5.750%	3/15/2030	400	412
[9]	Carnival Corp.	5.875%	6/15/2031	4,005	4,131
[9]	Carnival Corp.	5.750%	8/1/2032	1,045	1,074
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	1,922	2,047
[9]	Churchill Downs Inc.	5.500%	4/1/2027	166	166
[9]	Churchill Downs Inc.	4.750%	1/15/2028	103	102
[9]	Churchill Downs Inc.	5.750%	4/1/2030	405	406
[9]	Clarios Global LP	6.750%	2/15/2030	2,235	2,320
[9]	Clarios Global LP	6.750%	9/15/2032	370	380
	Dana Inc.	5.625%	6/15/2028	49	49
[9]	Delta Air Lines Inc.	4.750%	10/20/2028	4,542	4,571
	Ferguson Enterprises Inc.	4.350%	3/15/2031	2,835	2,821
[12]	Flutter Treasury DAC	4.000%	6/4/2031	2,400	2,766
[9]	Flutter Treasury DAC	5.875%	6/4/2031	2,215	2,246
20

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	1,642	1,648
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	243	242
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	3,175	3,211
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,609	1,632
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,974	1,976
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,359	1,342
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	288	282
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	3,001	3,134
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	288	275
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	1,320	1,372
[5,12]	Ford Motor Credit Co. LLC	3.622%	7/27/2028	4,157	4,837
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	733	745
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	451	449
[9]	Garda World Security Corp.	6.000%	6/1/2029	400	391
	General Motors Financial Co. Inc.	4.350%	1/17/2027	1,153	1,154
	General Motors Financial Co. Inc.	5.000%	4/9/2027	2,999	3,028
	General Motors Financial Co. Inc.	5.400%	5/8/2027	2,935	2,982
	General Motors Financial Co. Inc.	5.000%	7/15/2027	5,810	5,878
	General Motors Financial Co. Inc.	5.350%	7/15/2027	2,169	2,206
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,605	1,562
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,654	3,716
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,186	1,134
	General Motors Financial Co. Inc.	2.400%	10/15/2028	2,446	2,322
	General Motors Financial Co. Inc.	4.200%	10/27/2028	3,965	3,958
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,893	1,885
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,976	2,033
[5]	Georgetown University	2.943%	4/1/2050	3,207	2,129
[9]	Gildan Activewear Inc.	4.700%	10/7/2030	290	289
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	395	376
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,400	2,384
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	640	590
[9]	Hanesbrands Inc.	9.000%	2/15/2031	385	407
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	73	75
[9]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	650	618
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	1,280	1,304
	Home Depot Inc.	5.950%	4/1/2041	293	315
	Home Depot Inc.	5.300%	6/25/2054	2,552	2,483
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	285	280
[9]	JH North America Holdings Inc.	5.875%	1/31/2031	140	143
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	245	251
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	625	623
[9]	Lithia Motors Inc.	4.625%	12/15/2027	121	120
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	315	318
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	1,420	1,389
	Lowe's Cos. Inc.	4.000%	10/15/2028	960	958
	Lowe's Cos. Inc.	4.250%	3/15/2031	2,770	2,749
	Lowe's Cos. Inc.	4.500%	10/15/2032	16,865	16,704
	Lowe's Cos. Inc.	4.850%	10/15/2035	13,510	13,347
	Marriott International Inc.	5.000%	10/15/2027	1,755	1,783
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	260	261
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	750	793
	MGM Resorts International	6.125%	9/15/2029	245	249
	MGM Resorts International	6.500%	4/15/2032	405	411
[9]	MIWD Holdco II LLC	5.500%	2/1/2030	185	180
	Mohawk Industries Inc.	5.850%	9/18/2028	586	612
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	400	427
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	510	510
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	226	232
[9]	NCL Corp. Ltd.	6.250%	9/15/2033	260	263
	Newell Brands Inc.	6.375%	9/15/2027	159	159
[9]	Newell Brands Inc.	8.500%	6/1/2028	1,935	1,991
	Newell Brands Inc.	6.625%	9/15/2029	18	18
	Newell Brands Inc.	6.375%	5/15/2030	2,100	1,995
	Newell Brands Inc.	7.500%	4/1/2046	44	37
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	465	465
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	510	506
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	930	922
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	1,010	1,067
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,125	1,196
[5,13]	Qantas Airways Ltd.	4.750%	10/12/2026	530	348
21

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,13]	Qantas Airways Ltd.	3.150%	9/27/2028	490	308
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	49	50
[5,12]	RCI Banque SA	3.375%	7/26/2029	1,000	1,161
[9]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	235	237
	Service Corp. International	4.000%	5/15/2031	875	828
	Six Flags Entertainment Corp.	5.375%	4/15/2027	33	33
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	235	240
[5,12]	Stellantis NV	3.875%	6/6/2031	900	1,046
[5,12]	Stellantis NV	1.250%	6/20/2033	1,700	1,602
	Thomas Jefferson University	3.847%	11/1/2057	2,133	1,547
	Toll Brothers Finance Corp.	3.800%	11/1/2029	312	305
	Toyota Motor Credit Corp.	4.550%	8/9/2029	914	929
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	60	61
[9]	Vail Resorts Inc.	5.625%	7/15/2030	935	946
[9]	Volkswagen Group of America Finance LLC	6.000%	11/16/2026	991	1,007
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	3,060	3,067
[12]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,498
[9]	Wayfair LLC	7.250%	10/31/2029	361	373
	Whirlpool Corp.	6.125%	6/15/2030	465	461
	Whirlpool Corp.	6.500%	6/15/2033	1,526	1,489
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	242	238
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	520	525
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	1,165	1,111
					184,308
Consumer Staples (2.1%)
[7,9]	Albertsons Cos. Inc.	5.500%	3/31/2031	230	232
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	3,348	3,444
	Altria Group Inc.	4.875%	2/4/2028	1,438	1,461
	Altria Group Inc.	4.800%	2/14/2029	900	914
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,603	1,587
[5,12]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	500	566
	BAT Capital Corp.	4.700%	4/2/2027	4,196	4,220
	BAT Capital Corp.	3.557%	8/15/2027	7,901	7,819
	BAT Capital Corp.	2.259%	3/25/2028	3,827	3,660
	BAT Capital Corp.	4.906%	4/2/2030	625	637
	BAT Capital Corp.	6.343%	8/2/2030	5,820	6,273
	BAT Capital Corp.	4.625%	3/22/2033	12,475	12,337
	BAT Capital Corp.	6.250%	8/15/2055	5,930	6,160
	BAT International Finance plc	4.448%	3/16/2028	2,814	2,830
	BAT International Finance plc	5.931%	2/2/2029	4,482	4,705
[5,12]	BAT International Finance plc	2.000%	3/13/2045	600	492
[9]	Cargill Inc.	4.760%	11/23/2045	3,817	3,529
[5]	Cencosud SA	4.375%	7/17/2027	374	374
	Conagra Brands Inc.	1.375%	11/1/2027	718	678
	Dollar General Corp.	4.625%	11/1/2027	953	960
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	201	198
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	2,700	2,592
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	915	886
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	1,555	1,568
	General Mills Inc.	4.875%	1/30/2030	2,066	2,109
[9]	Imperial Brands Finance plc	4.500%	6/30/2028	5,500	5,534
[5,12]	Imperial Brands Finance plc	3.875%	2/12/2034	1,625	1,870
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	2,760	2,870
[9]	JBS USA LUX Sarl	5.950%	4/20/2035	13,380	14,000
[9]	JBS USA LUX Sarl	6.375%	2/25/2055	12,730	13,103
[12]	JT International Financial Services BV	3.870%	9/4/2055	900	1,038
[9]	KeHE Distributors LLC	9.000%	2/15/2029	428	448
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	1,460	1,468
	Kraft Heinz Foods Co.	3.750%	4/1/2030	289	281
	Kraft Heinz Foods Co.	5.000%	6/4/2042	3,435	3,168
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,260	1,051
	Kraft Heinz Foods Co.	5.500%	6/1/2050	3,085	2,924
	Kroger Co.	5.500%	9/15/2054	13,000	12,640
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	215	215
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	400	381
[9]	Mars Inc.	5.000%	3/1/2032	6,750	6,931
[9]	Mars Inc.	5.650%	5/1/2045	6,038	6,149
[9]	Mars Inc.	5.700%	5/1/2055	8,108	8,255
[9]	Mars Inc.	5.800%	5/1/2065	1,203	1,237
22

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Opal Bidco SAS	6.500%	3/31/2032	4,955	5,104
[9]	Performance Food Group Inc.	5.500%	10/15/2027	136	136
[9]	Performance Food Group Inc.	6.125%	9/15/2032	600	616
	Philip Morris International Inc.	5.125%	2/15/2030	3,851	3,974
[12]	Philip Morris International Inc.	3.250%	6/6/2032	1,200	1,384
	Philip Morris International Inc.	4.250%	10/29/2032	5,410	5,285
	Philip Morris International Inc.	4.625%	10/29/2035	1,620	1,583
[12]	Philip Morris International Inc.	2.000%	5/9/2036	400	387
[12]	Philip Morris International Inc.	1.450%	8/1/2039	300	250
	Philip Morris International Inc.	4.125%	3/4/2043	2,227	1,898
[9]	Post Holdings Inc.	6.375%	3/1/2033	600	609
[12]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	192	231
	Sysco Corp.	2.400%	2/15/2030	407	377
	Tyson Foods Inc.	3.550%	6/2/2027	2,391	2,367
[9]	US Foods Inc.	6.875%	9/15/2028	121	125
[9]	US Foods Inc.	5.750%	4/15/2033	605	613
					178,733
Energy (2.2%)
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	675	674
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,400	1,428
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1,280	1,300
[9]	Blue Racer Midstream LLC	6.625%	7/15/2026	840	840
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	384	398
[5,12]	BP Capital Markets BV	0.933%	12/4/2040	2,300	1,712
[12]	BP Capital Markets plc	3.625%	Perpetual	1,160	1,343
[9]	California Resources Corp.	7.000%	1/15/2034	520	518
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	4,797	4,769
	Cenovus Energy Inc.	4.250%	4/15/2027	40	40
	Chevron Corp.	3.078%	5/11/2050	3,640	2,530
[9]	Chord Energy Corp.	6.000%	10/1/2030	550	551
[9]	Civitas Resources Inc.	8.375%	7/1/2028	160	165
[9]	Civitas Resources Inc.	8.750%	7/1/2031	290	298
[9]	Civitas Resources Inc.	9.625%	6/15/2033	1,905	2,042
[9]	CNX Resources Corp.	7.250%	3/1/2032	595	620
	ConocoPhillips Co.	4.300%	11/15/2044	2,005	1,733
	ConocoPhillips Co.	3.800%	3/15/2052	3,458	2,606
	ConocoPhillips Co.	5.700%	9/15/2063	2,513	2,488
	ConocoPhillips Co.	5.650%	1/15/2065	2,275	2,237
[9]	Continental Resources Inc.	2.268%	11/15/2026	1,354	1,324
	Coterra Energy Inc.	3.900%	5/15/2027	826	822
[9]	Diamond Foreign Asset Co.	8.500%	10/1/2030	121	128
	Diamondback Energy Inc.	5.750%	4/18/2054	5,000	4,810
	Enbridge Inc.	3.700%	7/15/2027	1,681	1,668
	Enbridge Inc.	3.125%	11/15/2029	1,269	1,211
	Energy Transfer LP	6.050%	12/1/2026	2,691	2,737
	Energy Transfer LP	4.000%	10/1/2027	661	658
	Energy Transfer LP	4.950%	5/15/2028	3,101	3,147
	Energy Transfer LP	4.150%	9/15/2029	3,208	3,182
	Energy Transfer LP	5.200%	4/1/2030	825	850
	Energy Transfer LP	6.000%	6/15/2048	5,000	4,878
	Energy Transfer LP	5.950%	5/15/2054	5,000	4,824
	Enterprise Products Operating LLC	4.200%	1/31/2050	5,090	4,170
	EOG Resources Inc.	4.950%	4/15/2050	4,621	4,213
	EQT Corp.	7.500%	6/1/2030	5	6
[9]	Excelerate Energy LP	8.000%	5/15/2030	515	543
[12]	Exxon Mobil Corp.	1.408%	6/26/2039	210	179
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	962	937
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	15,764	14,348
	Genesis Energy LP	7.875%	5/15/2032	410	422
	Genesis Energy LP	8.000%	5/15/2033	27	28
	Helmerich & Payne Inc.	4.650%	12/1/2027	1,190	1,198
	Hess Corp.	5.800%	4/1/2047	5,000	5,227
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	107	111
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	790	814
[5]	KazMunayGas National Co. JSC	4.750%	4/19/2027	3,895	3,908
	Kinder Morgan Inc.	1.750%	11/15/2026	1,478	1,443
[9]	Kinetik Holdings LP	6.625%	12/15/2028	498	511
	Marathon Petroleum Corp.	3.800%	4/1/2028	792	784
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,410	2,476
23

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Matador Resources Co.	6.250%	4/15/2033	15	15
	Occidental Petroleum Corp.	5.000%	8/1/2027	1,240	1,258
	Occidental Petroleum Corp.	6.375%	9/1/2028	3,639	3,813
	ONEOK Inc.	4.350%	3/15/2029	2,595	2,592
	ONEOK Inc.	5.375%	6/1/2029	968	996
[9]	Permian Resources Operating LLC	8.000%	4/15/2027	1,647	1,670
	Petrobras Global Finance BV	5.999%	1/27/2028	121	124
	Petrobras Global Finance BV	5.125%	9/10/2030	4,186	4,128
	Petrobras Global Finance BV	6.250%	1/10/2036	6,647	6,567
[9]	Petronas Capital Ltd.	4.950%	1/3/2031	5,164	5,332
[9]	Petronas Capital Ltd.	5.340%	4/3/2035	6,195	6,467
	Phillips 66	3.900%	3/15/2028	489	486
	Phillips 66 Co.	4.950%	12/1/2027	1,966	1,997
	Plains All American Pipeline LP	4.700%	1/15/2031	1,480	1,482
	Plains All American Pipeline LP	5.600%	1/15/2036	2,040	2,061
	Range Resources Corp.	8.250%	1/15/2029	167	170
[5]	SA Global Sukuk Ltd.	1.602%	6/17/2026	2,765	2,721
[9]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,380	1,421
[5]	Shell Finance US Inc.	4.375%	5/11/2045	5,247	4,601
[5]	Shell Finance US Inc.	4.000%	5/10/2046	1,135	937
[9]	SM Energy Co.	7.000%	8/1/2032	1,095	1,071
[9]	Sunoco LP	5.625%	3/15/2031	525	525
[9]	Sunoco LP	7.875%	Perpetual	779	792
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	280	289
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	1,060	1,051
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	1,045	1,038
	Targa Resources Corp.	5.200%	7/1/2027	2,412	2,449
	Targa Resources Corp.	6.150%	3/1/2029	847	891
[5,12]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,646
	TotalEnergies Capital SA	5.425%	9/10/2064	2,336	2,241
[5,12]	TotalEnergies SE	1.625%	Perpetual	243	272
[5,12]	TotalEnergies SE	2.000%	Perpetual	7,071	8,042
[9]	Transocean International Ltd.	8.250%	5/15/2029	132	133
[9]	Transocean International Ltd.	8.750%	2/15/2030	84	88
[9]	Transocean International Ltd.	8.500%	5/15/2031	535	531
[9]	Transocean International Ltd.	7.875%	10/15/2032	360	371
[9]	Valaris Ltd.	8.375%	4/30/2030	115	120
	Valero Energy Corp.	5.150%	2/15/2030	516	531
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	2,198	2,082
[9]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	170	173
[9]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	95	88
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	555	598
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	2,665	2,736
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	415	435
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	475	503
[9]	Weatherford International Ltd.	6.750%	10/15/2033	465	475
	Williams Cos. Inc.	5.300%	8/15/2028	4,144	4,266
	Williams Cos. Inc.	4.800%	11/15/2029	917	933
	Williams Cos. Inc.	4.900%	1/15/2045	3,000	2,721
[12]	Wintershall Dea Finance BV	1.823%	9/25/2031	600	619
					186,397
Financials (12.0%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	8,242	8,345
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,875	1,888
	AerCap Ireland Capital DAC	4.375%	11/15/2030	3,708	3,689
	Air Lease Corp.	2.200%	1/15/2027	1,478	1,441
	Air Lease Corp.	5.300%	2/1/2028	763	775
	Air Lease Corp.	5.100%	3/1/2029	2,443	2,478
[5]	Air Lease Corp.	3.000%	2/1/2030	1,303	1,215
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	85	85
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,414	1,326
[9]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	98	100
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	800	827
	Allstate Corp.	4.200%	12/15/2046	2,414	2,025
	Ally Financial Inc.	5.737%	5/15/2029	2,740	2,794
	American Express Co.	5.043%	7/26/2028	1,082	1,099
	American Express Co.	5.282%	7/27/2029	1,059	1,091
	American Express Co.	5.532%	4/25/2030	1,110	1,159
	American Express Co.	5.085%	1/30/2031	1,651	1,701
24

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	American National Global Funding	5.550%	1/28/2030	799	823
	American National Group Inc.	5.750%	10/1/2029	975	1,007
	Ameriprise Financial Inc.	5.700%	12/15/2028	2,201	2,302
[9]	AmWINS Group Inc.	6.375%	2/15/2029	136	139
[9]	AmWINS Group Inc.	4.875%	6/30/2029	2,302	2,223
[9]	Antares Holdings LP	2.750%	1/15/2027	1,231	1,196
[9]	Antares Holdings LP	7.950%	8/11/2028	978	1,037
[9]	Antares Holdings LP	6.350%	10/23/2029	627	639
	Apollo Global Management Inc.	5.150%	8/12/2035	2,098	2,110
[5,12]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	4,200	4,922
	Ares Capital Corp.	7.000%	1/15/2027	1,964	2,018
	Ares Strategic Income Fund	5.700%	3/15/2028	1,310	1,326
	Ares Strategic Income Fund	6.350%	8/15/2029	2,164	2,231
[5,12]	Aroundtown SA	0.375%	4/15/2027	900	1,003
[5,12]	Aroundtown SA	4.800%	7/16/2029	100	121
[5,12]	Aroundtown SA	3.500%	5/13/2030	3,300	3,796
[12]	Artea bankas AB	4.853%	12/5/2028	1,300	1,535
	Arthur J Gallagher & Co.	4.600%	12/15/2027	879	887
	Arthur J Gallagher & Co.	4.850%	12/15/2029	974	994
	Assurant Inc.	4.900%	3/27/2028	101	102
	Athene Holding Ltd.	4.125%	1/12/2028	1,595	1,590
	Athene Holding Ltd.	3.450%	5/15/2052	3,988	2,599
	Athene Holding Ltd.	6.625%	5/19/2055	2,143	2,242
[12]	Athora Holding Ltd.	6.625%	6/16/2028	1,303	1,614
[12]	Athora Holding Ltd.	5.875%	9/10/2034	1,600	1,998
[13]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	1,033	692
[5,8,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	5.940%	5/16/2033	687	464
	AvalonBay Communities Inc.	1.900%	12/1/2028	48	45
[11]	Aviva plc	6.875%	11/27/2053	486	686
[11]	Aviva plc	6.125%	9/12/2054	1,000	1,339
	Bank of America Corp.	1.734%	7/22/2027	6,807	6,687
[5]	Bank of America Corp.	2.551%	2/4/2028	4,228	4,146
[5]	Bank of America Corp.	3.705%	4/24/2028	2,325	2,310
	Bank of America Corp.	4.376%	4/27/2028	2,540	2,548
[5]	Bank of America Corp.	4.948%	7/22/2028	3,616	3,664
	Bank of America Corp.	6.204%	11/10/2028	2,051	2,133
[5]	Bank of America Corp.	3.419%	12/20/2028	5,375	5,294
[5]	Bank of America Corp.	3.970%	3/5/2029	719	716
	Bank of America Corp.	5.202%	4/25/2029	3,935	4,030
[5]	Bank of America Corp.	2.087%	6/14/2029	947	899
[5]	Bank of America Corp.	4.271%	7/23/2029	670	673
[5]	Bank of America Corp.	3.194%	7/23/2030	1,467	1,415
	Bank of America Corp.	5.162%	1/24/2031	1,738	1,794
	Bank of America Corp.	5.511%	1/24/2036	5,517	5,773
[5]	Bank of America Corp.	4.244%	4/24/2038	9,488	8,878
[5]	Bank of America Corp.	4.078%	4/23/2040	2,471	2,216
	Bank of America Corp.	3.311%	4/22/2042	6,852	5,458
[5]	Bank of America Corp.	4.083%	3/20/2051	460	376
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,445	1,461
[5]	Bank of New York Mellon Corp.	4.975%	3/14/2030	412	423
	Bank of New York Mellon Corp.	5.316%	6/6/2036	9,861	10,210
	Bank of Nova Scotia	5.130%	2/14/2031	1,217	1,250
[12]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	500	587
	Barclays plc	6.496%	9/13/2027	488	497
	Barclays plc	2.279%	11/24/2027	504	494
	Barclays plc	5.501%	8/9/2028	1,280	1,306
[11]	Barclays plc	3.750%	11/22/2030	223	293
[5,12]	Belfius Bank SA	1.250%	4/6/2034	2,900	3,144
[5,12]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	494	544
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	101	125
[12]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	136	159
	Blackstone Secured Lending Fund	5.350%	4/13/2028	1,951	1,971
[9]	Block Inc.	5.625%	8/15/2030	445	452
[9]	Block Inc.	6.000%	8/15/2033	350	358
	Blue Owl Capital Corp.	5.950%	3/15/2029	3,105	3,146
[9]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	974	981
[5,11]	BNP Paribas SA	2.000%	5/24/2031	600	776
[5,12]	BNP Paribas SA	1.625%	7/2/2031	600	626
[5,12]	BNP Paribas SA	0.875%	8/31/2033	2,900	3,131
25

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	BNP Paribas SA	4.159%	8/28/2034	300	354
[5,12]	BNP Paribas SA	3.945%	2/18/2037	500	580
	Boston Properties LP	6.750%	12/1/2027	884	925
[11]	BPCE SA	5.250%	4/16/2029	1,300	1,714
[11]	BPCE SA	2.500%	11/30/2032	6,500	8,124
[7,9]	Bread Financial Holdings Inc.	6.750%	5/15/2031	690	695
	Brixmor Operating Partnership LP	3.900%	3/15/2027	492	490
	Brixmor Operating Partnership LP	2.250%	4/1/2028	295	281
	Brown & Brown Inc.	4.700%	6/23/2028	2,395	2,416
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	1,956	2,022
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,407	1,422
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	973	1,005
	Capital One Financial Corp.	3.750%	3/9/2027	1,191	1,185
	Capital One Financial Corp.	7.149%	10/29/2027	699	718
	Capital One Financial Corp.	1.878%	11/2/2027	1,183	1,155
	Capital One Financial Corp.	3.800%	1/31/2028	1,220	1,211
	Capital One Financial Corp.	5.468%	2/1/2029	864	885
	Capital One Financial Corp.	5.700%	2/1/2030	3,014	3,130
	Capital One Financial Corp.	3.273%	3/1/2030	1,239	1,195
	Capital One Financial Corp.	5.463%	7/26/2030	7,336	7,591
	Capital One Financial Corp.	6.051%	2/1/2035	3,649	3,869
	Capital One Financial Corp.	6.183%	1/30/2036	17,003	17,734
	Capital One Financial Corp.	5.197%	9/11/2036	4,749	4,714
[5]	Capital One NA	5.974%	8/9/2028	734	760
	Carlyle Group Inc.	5.050%	9/19/2035	1,179	1,167
[9]	Citadel Finance LLC	5.900%	2/10/2030	1,322	1,335
	Citibank NA	5.803%	9/29/2028	1,461	1,531
	Citigroup Inc.	4.300%	11/20/2026	1,326	1,327
	Citigroup Inc.	4.450%	9/29/2027	1,682	1,687
[5]	Citigroup Inc.	3.887%	1/10/2028	1,285	1,280
[5]	Citigroup Inc.	3.070%	2/24/2028	2,447	2,413
	Citigroup Inc.	4.643%	5/7/2028	33,925	34,143
[5]	Citigroup Inc.	3.668%	7/24/2028	1,761	1,746
[5]	Citigroup Inc.	3.520%	10/27/2028	814	804
	Citigroup Inc.	4.786%	3/4/2029	1,218	1,234
[5]	Citigroup Inc.	4.075%	4/23/2029	435	434
[5]	Citigroup Inc.	3.980%	3/20/2030	609	602
	Citigroup Inc.	4.542%	9/19/2030	5,021	5,050
[5]	Citigroup Inc.	2.976%	11/5/2030	413	392
[5]	Citigroup Inc.	2.666%	1/29/2031	958	893
	Citigroup Inc.	4.952%	5/7/2031	380	388
[5]	Citigroup Inc.	3.878%	1/24/2039	13,228	11,686
	Citigroup Inc.	5.612%	3/4/2056	5,585	5,671
[5,11]	Close Brothers Finance plc	1.625%	12/3/2030	2,279	2,521
[11]	Close Brothers Group plc	7.750%	6/14/2028	2,424	3,355
	Comerica Inc.	5.982%	1/30/2030	974	1,013
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.259%	1/14/2027	980	643
[8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.893%	8/20/2031	1,800	1,184
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.553%	10/25/2033	480	323
	COPT Defense Properties LP	2.000%	1/15/2029	920	856
	COPT Defense Properties LP	4.500%	10/15/2030	580	577
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	320	319
[5,12]	Credit Mutuel Arkea SA	4.810%	5/15/2035	1,900	2,295
	CubeSmart LP	2.250%	12/15/2028	1,995	1,882
[5,12]	Danske Bank A/S	1.000%	5/15/2031	228	262
	Deutsche Bank AG	2.311%	11/16/2027	2,247	2,201
	Deutsche Bank AG	5.297%	5/9/2031	3,850	3,939
	Digital Realty Trust LP	3.700%	8/15/2027	799	793
	Digital Realty Trust LP	5.550%	1/15/2028	3,683	3,786
	Digital Realty Trust LP	3.600%	7/1/2029	1,971	1,925
	DOC DR LLC	3.950%	1/15/2028	326	324
[12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	3,700	4,244
[5,12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	4,000	4,762
[12]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	273	316
	Equinix Inc.	2.000%	5/15/2028	487	462
	Equinix Inc.	3.200%	11/18/2029	663	636
	Equitable Holdings Inc.	4.350%	4/20/2028	244	245
	ERP Operating LP	2.500%	2/15/2030	535	500
	Essex Portfolio LP	1.700%	3/1/2028	445	420
	Essex Portfolio LP	3.000%	1/15/2030	486	460
26

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	Eurobank SA	4.000%	2/7/2036	1,100	1,282
	Extra Space Storage LP	5.700%	4/1/2028	2,450	2,529
	Extra Space Storage LP	4.950%	1/15/2033	1,875	1,888
	Federal Realty OP LP	3.250%	7/15/2027	491	483
	Federal Realty OP LP	3.500%	6/1/2030	162	156
	Fidelity National Financial Inc.	4.500%	8/15/2028	25	25
	Fifth Third Bancorp	3.950%	3/14/2028	1,934	1,924
	Fifth Third Bancorp	6.361%	10/27/2028	3,908	4,063
	Fifth Third Bancorp	4.895%	9/6/2030	1,847	1,872
	Fiserv Inc.	5.450%	3/2/2028	1,934	1,972
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	400	420
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	420	431
	Gaci First Investment Co.	5.000%	10/13/2027	13,200	13,370
	GATX Corp.	5.400%	3/15/2027	1,076	1,092
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	111	114
[9]	GGAM Finance Ltd.	8.000%	6/15/2028	473	502
[9]	Global Atlantic Fin Co.	3.125%	6/15/2031	487	438
	Goldman Sachs Group Inc.	1.948%	10/21/2027	3,274	3,203
	Goldman Sachs Group Inc.	2.640%	2/24/2028	3,106	3,045
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,908	2,886
[5]	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,288	1,279
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,774	1,783
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,276	2,379
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,798	1,820
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,143	4,274
	Goldman Sachs Group Inc.	5.218%	4/23/2031	380	392
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	835	832
[5]	Goldman Sachs Group Inc.	4.017%	10/31/2038	14,074	12,640
[5]	Goldman Sachs Group Inc.	4.411%	4/23/2039	6,799	6,321
	Goldman Sachs Group Inc.	2.908%	7/21/2042	3,049	2,265
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,263	2,577
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,469	1,493
[5,12]	Grenke Finance plc	5.250%	4/8/2030	500	605
	Healthcare Realty Holdings LP	3.750%	7/1/2027	980	972
	Healthcare Realty Holdings LP	3.100%	2/15/2030	728	687
	Healthpeak OP LLC	1.350%	2/1/2027	1,234	1,191
	Healthpeak OP LLC	2.125%	12/1/2028	238	223
	Healthpeak OP LLC	3.500%	7/15/2029	168	163
	Healthpeak OP LLC	3.000%	1/15/2030	725	686
[12]	Helvetia Europe SA	2.750%	9/30/2041	1,000	1,096
	Highwoods Realty LP	3.875%	3/1/2027	1,161	1,149
	Highwoods Realty LP	4.200%	4/15/2029	780	766
[9]	Howden UK Refinance plc	7.250%	2/15/2031	394	406
[9]	Howden UK Refinance plc	8.125%	2/15/2032	1,121	1,157
[9]	HPS Corporate Lending Fund	4.900%	9/11/2028	5,811	5,764
[5]	HSBC Holdings plc	4.041%	3/13/2028	1,650	1,645
	HSBC Holdings plc	4.755%	6/9/2028	2,281	2,299
	HSBC Holdings plc	5.210%	8/11/2028	726	738
[5]	HSBC Holdings plc	2.013%	9/22/2028	888	853
	HSBC Holdings plc	7.390%	11/3/2028	3,074	3,254
	HSBC Holdings plc	6.161%	3/9/2029	2,085	2,171
[5]	HSBC Holdings plc	4.583%	6/19/2029	815	820
	HSBC Holdings plc	5.546%	3/4/2030	1,956	2,027
[5]	HSBC Holdings plc	3.973%	5/22/2030	5,580	5,498
[7]	HSBC Holdings plc	4.619%	11/6/2031	12,318	12,332
[5]	HSBC Holdings plc	6.500%	9/15/2037	1,976	2,129
	HSBC USA Inc.	4.650%	6/3/2028	7,553	7,652
	Hudson Pacific Properties LP	3.950%	11/1/2027	185	177
	Hudson Pacific Properties LP	5.950%	2/15/2028	195	191
	Huntington Bancshares Inc.	4.443%	8/4/2028	1,123	1,127
	Huntington National Bank	4.871%	4/12/2028	2,758	2,782
	Huntington National Bank	4.552%	5/17/2028	312	313
	ING Groep NV	6.083%	9/11/2027	489	496
[5,12]	ING Groep NV	4.375%	8/15/2034	1,000	1,193
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	342	323
[9]	Iron Mountain Inc.	6.250%	1/15/2033	74	76
[5,12]	IWG US Finance LLC	6.500%	6/28/2030	259	328
[12]	IWG US Finance LLC	5.125%	5/14/2032	1,839	2,170
[12]	JAB Holdings BV	4.375%	4/25/2034	2,400	2,876
	Jefferies Financial Group Inc.	5.875%	7/21/2028	978	1,011
27

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferies Financial Group Inc.	4.150%	1/23/2030	508	497
	JPMorgan Chase & Co.	5.040%	1/23/2028	1,364	1,378
[5]	JPMorgan Chase & Co.	3.782%	2/1/2028	2,645	2,634
	JPMorgan Chase & Co.	2.947%	2/24/2028	251	247
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,890	1,929
	JPMorgan Chase & Co.	4.323%	4/26/2028	4,210	4,223
[5]	JPMorgan Chase & Co.	3.540%	5/1/2028	837	830
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	2,713	2,634
	JPMorgan Chase & Co.	4.979%	7/22/2028	2,038	2,067
	JPMorgan Chase & Co.	4.851%	7/25/2028	244	247
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,774	1,787
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	35	35
	JPMorgan Chase & Co.	2.069%	6/1/2029	953	906
	JPMorgan Chase & Co.	5.299%	7/24/2029	828	852
	JPMorgan Chase & Co.	6.087%	10/23/2029	1,224	1,290
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,801	1,845
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,425	3,575
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,468	1,443
	JPMorgan Chase & Co.	4.565%	6/14/2030	975	985
	JPMorgan Chase & Co.	4.995%	7/22/2030	5,959	6,111
	JPMorgan Chase & Co.	4.603%	10/22/2030	2,190	2,219
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,233	3,341
	JPMorgan Chase & Co.	5.103%	4/22/2031	380	392
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,962	2,028
	JPMorgan Chase & Co.	5.576%	7/23/2036	11,119	11,522
[5]	KeyCorp	2.550%	10/1/2029	645	605
	KKR & Co. Inc.	5.100%	8/7/2035	1,173	1,170
	Lloyds Banking Group plc	5.985%	8/7/2027	1,472	1,491
[5,8,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.558%	3/17/2029	1,000	667
	LPL Holdings Inc.	5.700%	5/20/2027	733	747
	M&T Bank Corp.	4.553%	8/16/2028	5,081	5,099
	M&T Bank Corp.	5.179%	7/8/2031	4,742	4,841
	M&T Bank Corp.	5.400%	7/30/2035	5,097	5,131
[13]	Macquarie Bank Ltd.	6.082%	6/7/2032	130	87
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.107%	6/17/2031	700	460
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.275%	6/7/2032	240	161
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	606	597
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,014	5,073
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	5,426	5,472
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,879	4,962
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/2070	3,103	2,073
	MetLife Inc.	4.125%	8/13/2042	6,119	5,271
	Mid-America Apartments LP	3.950%	3/15/2029	903	898
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	2,376	2,324
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	945	958
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,364	1,397
	Mizuho Financial Group Inc.	5.667%	5/27/2029	959	994
	Morgan Stanley	3.950%	4/23/2027	918	916
[5]	Morgan Stanley	5.652%	4/13/2028	2,175	2,220
	Morgan Stanley	4.210%	4/20/2028	1,478	1,480
[5]	Morgan Stanley	3.591%	7/22/2028	2,050	2,029
	Morgan Stanley	6.296%	10/18/2028	4,074	4,237
[5]	Morgan Stanley	3.772%	1/24/2029	1,322	1,310
	Morgan Stanley	5.123%	2/1/2029	2,425	2,474
	Morgan Stanley	5.042%	7/19/2030	7,817	8,010
	Morgan Stanley	4.654%	10/18/2030	3,418	3,460
	Morgan Stanley	5.230%	1/15/2031	3,082	3,182
	Morgan Stanley	5.831%	4/19/2035	3,995	4,265
	Morgan Stanley	5.587%	1/18/2036	6,319	6,619
	Morgan Stanley	5.664%	4/17/2036	8,075	8,497
[5]	Morgan Stanley	3.971%	7/22/2038	18,948	17,081
	Morgan Stanley	5.942%	2/7/2039	3,101	3,254
	MPT Operating Partnership LP	3.500%	3/15/2031	3,255	2,309
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	949	997
[5]	NatWest Group plc	3.073%	5/22/2028	551	542
[5]	NatWest Group plc	4.445%	5/8/2030	293	294
	NatWest Group plc	4.964%	8/15/2030	2,902	2,957
[9]	Nippon Life Insurance Co.	6.500%	4/30/2055	4,140	4,485
	NNN REIT Inc.	2.500%	4/15/2030	152	141
[9]	Nuveen LLC	5.550%	1/15/2030	733	764
28

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	Oldenburgische Landesbank AG	8.000%	4/24/2034	600	779
[5,12]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,300	1,706
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	215	216
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	495	498
[9]	Omnis Funding Trust	6.722%	5/15/2055	3,689	3,928
	OneMain Finance Corp.	3.875%	9/15/2028	66	64
	OneMain Finance Corp.	6.625%	5/15/2029	196	202
	OneMain Finance Corp.	6.125%	5/15/2030	285	288
	OneMain Finance Corp.	6.750%	3/15/2032	400	406
	OneMain Finance Corp.	6.500%	3/15/2033	700	699
[9]	Panther Escrow Issuer LLC	7.125%	6/1/2031	122	126
[9]	Park Intermediate Holdings LLC	7.000%	2/1/2030	43	44
[9]	Penske Truck Leasing Co. LP	5.350%	1/12/2027	678	686
[9]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	99	102
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	1,230	1,268
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2,475	2,608
[11]	Phoenix Group Holdings plc	6.625%	12/18/2025	1,199	1,578
[11]	Phoenix Group Holdings plc	5.867%	6/13/2029	316	426
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,462	1,495
	PNC Financial Services Group Inc.	5.582%	6/12/2029	9,776	10,116
	PNC Financial Services Group Inc.	5.492%	5/14/2030	7,000	7,274
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,999	3,100
	Prologis LP	5.250%	5/15/2035	7,670	7,898
[5,12]	Public Property Invest A/S	4.625%	3/12/2030	1,898	2,263
[5,12]	Public Property Invest A/S	4.375%	10/1/2032	1,600	1,869
[12]	Raiffeisen Bank International AG	2.875%	6/18/2032	13,500	15,481
[12]	Raiffeisen Bank International AG	1.375%	6/17/2033	300	330
	Realty Income Corp.	3.200%	1/15/2027	271	268
	Realty Income Corp.	4.000%	7/15/2029	488	486
	Realty Income Corp.	3.400%	1/15/2030	166	161
	Regions Financial Corp.	5.722%	6/6/2030	7,907	8,210
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	690	712
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	965	1,006
[9]	Rocket Mortgage LLC	2.875%	10/15/2026	206	202
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	575	540
[5]	Royal Bank of Canada	4.522%	10/18/2028	4,868	4,911
[5]	Royal Bank of Canada	4.969%	8/2/2030	5,583	5,712
[5]	Royal Bank of Canada	4.650%	10/18/2030	3,033	3,071
[5]	Royal Bank of Canada	5.153%	2/4/2031	6,646	6,843
[9]	Ryan Specialty LLC	5.875%	8/1/2032	43	44
	Santander UK Group Holdings plc	4.320%	9/22/2029	9,540	9,513
	SBA Communications Corp.	3.875%	2/15/2027	238	235
[11]	Scottish Widows Ltd.	7.000%	6/16/2043	700	962
[9]	Service Properties Trust	0.000%	9/30/2027	330	291
	Service Properties Trust	5.500%	12/15/2027	80	78
	Service Properties Trust	8.375%	6/15/2029	2,100	2,090
[9]	Shift4 Payments LLC	6.750%	8/15/2032	940	971
	Simon Property Group LP	3.250%	9/13/2049	8,530	5,970
	Sixth Street Lending Partners	6.500%	3/11/2029	1,986	2,057
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	1,455	1,529
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	730	749
[5,12]	Societe Generale SA	3.750%	5/17/2035	2,800	3,228
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	11
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	278	284
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	160	167
[5]	State Street Corp.	3.031%	11/1/2034	1,852	1,741
	State Street Corp.	4.784%	10/23/2036	5,850	5,824
	Store Capital LLC	4.500%	3/15/2028	254	254
	Suci Second Investment Co.	4.375%	9/10/2027	18,800	18,820
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	389	385
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	787	714
	Sun Communities Operating LP	2.300%	11/1/2028	124	117
[5,12]	Talanx AG	2.250%	12/5/2047	600	681
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	4,110	2,841
	Toronto-Dominion Bank	5.156%	1/10/2028	1,887	1,929
	Toronto-Dominion Bank	4.861%	1/31/2028	5,318	5,407
[5]	Toronto-Dominion Bank	5.523%	7/17/2028	1,016	1,052
	Toronto-Dominion Bank	4.783%	12/17/2029	3,444	3,518
[5]	Toronto-Dominion Bank	3.625%	9/15/2031	559	555
	Toronto-Dominion Bank	4.928%	10/15/2035	7,695	7,708
29

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Triodos Bank NV	4.875%	9/12/2029	3,100	3,729
[5]	Truist Financial Corp.	4.873%	1/26/2029	2,440	2,472
[5]	Truist Financial Corp.	7.161%	10/30/2029	1,794	1,940
[5]	Truist Financial Corp.	5.071%	5/20/2031	12,327	12,611
	UBS AG	7.500%	2/15/2028	1,669	1,799
[9]	UBS Group AG	3.869%	1/12/2029	1,244	1,235
[9]	UBS Group AG	4.151%	12/23/2029	14,520	14,488
[9]	UBS Group AG	5.428%	2/8/2030	7,073	7,305
[9]	UBS Group AG	3.126%	8/13/2030	508	486
[9]	UBS Group AG	5.617%	9/13/2030	1,465	1,531
[9]	UBS Group AG	4.398%	9/23/2031	7,695	7,667
[9]	UBS Group AG	5.699%	2/8/2035	6,069	6,403
[9]	UBS Group AG	5.580%	5/9/2036	7,727	8,069
[9]	UBS Group AG	5.010%	3/23/2037	15,705	15,626
[5]	UDR Inc.	3.200%	1/15/2030	237	227
[9]	United Wholesale Mortgage LLC	5.500%	11/15/2025	346	346
[5]	US Bancorp	4.548%	7/22/2028	5,687	5,724
	US Bancorp	4.653%	2/1/2029	1,982	2,002
	US Bancorp	5.775%	6/12/2029	2,804	2,912
	US Bancorp	5.384%	1/23/2030	1,189	1,228
	US Bancorp	5.046%	2/12/2031	4,872	4,993
	US Bancorp	5.083%	5/15/2031	6,910	7,097
[9]	UWM Holdings LLC	6.625%	2/1/2030	37	38
[12]	Volksbank Wien AG	5.750%	6/21/2034	300	359
[5]	Wells Fargo & Co.	4.300%	7/22/2027	1,302	1,305
[5]	Wells Fargo & Co.	4.900%	1/24/2028	951	959
[5]	Wells Fargo & Co.	3.526%	3/24/2028	4,387	4,350
[5]	Wells Fargo & Co.	5.707%	4/22/2028	1,467	1,499
[5]	Wells Fargo & Co.	3.584%	5/22/2028	4,794	4,753
[5]	Wells Fargo & Co.	2.393%	6/2/2028	3,292	3,204
[5]	Wells Fargo & Co.	4.808%	7/25/2028	3,136	3,171
	Wells Fargo & Co.	6.303%	10/23/2029	978	1,034
[5]	Wells Fargo & Co.	2.879%	10/30/2030	731	693
	Wells Fargo & Co.	5.244%	1/24/2031	3,257	3,369
	Wells Fargo & Co.	5.150%	4/23/2031	380	392
	Wells Fargo & Co.	5.606%	1/15/2044	19,232	19,333
	Welltower OP LLC	2.050%	1/15/2029	1,738	1,631
	Welltower OP LLC	4.125%	3/15/2029	801	800
	Welltower OP LLC	3.100%	1/15/2030	1,758	1,683
[5]	Westpac Banking Corp.	4.322%	11/23/2031	1,419	1,416
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.888%	11/11/2027	1,600	1,061
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.108%	1/29/2031	100	66
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.465%	4/3/2034	200	134
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	5.856%	6/23/2033	100	68
	Weyerhaeuser Co.	6.950%	10/1/2027	81	85
	Willis North America Inc.	4.650%	6/15/2027	985	991
	Willis North America Inc.	2.950%	9/15/2029	621	589
[9]	XHR LP	4.875%	6/1/2029	25	24
[9]	XHR LP	6.625%	5/15/2030	27	28
					1,021,199
Health Care (2.2%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	2,035	2,129
	AbbVie Inc.	5.350%	3/15/2044	1,804	1,810
	AbbVie Inc.	5.500%	3/15/2064	564	563
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	1,862	1,582
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,488	1,093
	Agilent Technologies Inc.	4.200%	9/9/2027	2,346	2,350
	Amgen Inc.	2.450%	2/21/2030	1,432	1,330
	Baxter International Inc.	2.272%	12/1/2028	3,110	2,919
[5,12]	Bayer AG	6.625%	9/25/2083	1,300	1,603
[5]	Baylor Scott & White Holdings	2.839%	11/15/2050	2,507	1,637
	Becton Dickinson & Co.	4.693%	2/13/2028	1,052	1,064
	Becton Dickinson & Co.	4.874%	2/8/2029	1,993	2,030
	Becton Dickinson & Co.	5.081%	6/7/2029	1,222	1,254
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,401	1,594
	Cardinal Health Inc.	5.000%	11/15/2029	2,439	2,504
	Cencora Inc.	3.450%	12/15/2027	1,901	1,876
	Cencora Inc.	4.850%	12/15/2029	932	952
[9]	Charles River Laboratories International Inc.	3.750%	3/15/2029	600	575
30

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	4.375%	10/15/2028	1,599	1,609
	Cigna Group	5.600%	2/15/2054	5,000	4,917
[9]	Community Health Systems Inc.	10.875%	1/15/2032	203	219
[9]	Community Health Systems Inc.	9.750%	1/15/2034	1,045	1,106
[9]	CSL Finance plc	4.750%	4/27/2052	3,054	2,694
	CVS Health Corp.	1.300%	8/21/2027	2,530	2,403
	CVS Health Corp.	4.300%	3/25/2028	4,309	4,315
	CVS Health Corp.	5.000%	1/30/2029	1,936	1,976
	CVS Health Corp.	5.400%	6/1/2029	1,908	1,973
	CVS Health Corp.	1.750%	8/21/2030	940	828
[9]	DaVita Inc.	4.625%	6/1/2030	2,993	2,888
[9]	DaVita Inc.	6.875%	9/1/2032	485	502
[9]	DaVita Inc.	6.750%	7/15/2033	490	508
	Elevance Health Inc.	4.101%	3/1/2028	1,451	1,449
	Elevance Health Inc.	5.150%	6/15/2029	1,172	1,207
	Elevance Health Inc.	4.750%	2/15/2030	1,936	1,972
	Elevance Health Inc.	2.250%	5/15/2030	415	379
	Elevance Health Inc.	5.700%	2/15/2055	5,000	4,937
	Elevance Health Inc.	5.700%	9/15/2055	4,985	4,961
	Elevance Health Inc.	5.850%	11/1/2064	4,600	4,579
[9]	Endo Finance Holdings Inc.	8.500%	4/15/2031	17	18
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,770	3,043
	HCA Inc.	5.000%	3/1/2028	753	767
	HCA Inc.	5.875%	2/1/2029	488	508
	HCA Inc.	4.600%	11/15/2032	2,805	2,788
	HCA Inc.	5.750%	3/1/2035	495	519
	HCA Inc.	4.900%	11/15/2035	2,735	2,695
	HCA Inc.	5.900%	6/1/2053	7,000	6,956
	HCA Inc.	6.100%	4/1/2064	3,930	3,971
[9]	Highmark Inc.	1.450%	5/10/2026	2,559	2,519
	Humana Inc.	5.750%	3/1/2028	1,332	1,374
[9]	IQVIA Inc.	6.250%	6/1/2032	1,160	1,207
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	3,843	2,872
	Kaiser Foundation Hospitals	4.150%	5/1/2047	2,268	1,919
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	4,455	2,987
[5]	Mayo Clinic	3.196%	11/15/2061	3,289	2,161
	McKesson Corp.	4.950%	5/30/2032	21,340	21,907
[9]	Medline Borrower LP	3.875%	4/1/2029	2,700	2,623
[9]	Medline Borrower LP	6.250%	4/1/2029	29	30
[9]	Medline Borrower LP	5.250%	10/1/2029	380	378
	Merck & Co. Inc.	5.000%	5/17/2053	2,482	2,334
	Novant Health Inc.	3.318%	11/1/2061	1,560	1,031
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	6,113	5,934
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	616	579
	Quest Diagnostics Inc.	4.625%	12/15/2029	1,050	1,067
[9]	Radiology Partners Inc.	8.500%	7/15/2032	845	880
	Revvity Inc.	3.300%	9/15/2029	731	701
	Royalty Pharma plc	1.750%	9/2/2027	1,371	1,314
	Stanford Health Care	3.027%	8/15/2051	4,362	2,927
	Stryker Corp.	4.250%	9/11/2029	1,166	1,172
	Stryker Corp.	4.850%	2/10/2030	973	998
[5]	Sutter Health	3.161%	8/15/2040	5,832	4,631
	Tenet Healthcare Corp.	4.250%	6/1/2029	684	668
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	1,505	1,481
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2,095	2,187
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	1,525	1,575
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,555	7,669
	UnitedHealth Group Inc.	5.300%	6/15/2035	1,615	1,672
	UnitedHealth Group Inc.	4.375%	3/15/2042	3,226	2,881
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,723	3,647
	UnitedHealth Group Inc.	3.700%	8/15/2049	3,657	2,751
	UnitedHealth Group Inc.	3.250%	5/15/2051	3	2
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,680	1,614
	UnitedHealth Group Inc.	5.950%	6/15/2055	2,860	2,977
	UnitedHealth Group Inc.	5.500%	4/15/2064	2	2
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,005	4,117
					192,340
Industrials (1.7%)
	Allegion plc	3.500%	10/1/2029	595	576
31

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Allison Transmission Inc.	4.750%	10/1/2027	90	89
[9]	Allison Transmission Inc.	3.750%	1/30/2031	3,400	3,137
[7]	Amphenol Corp.	3.800%	11/15/2027	3,372	3,362
[7]	Amphenol Corp.	3.900%	11/15/2028	1,683	1,675
[7]	Amphenol Corp.	4.125%	11/15/2030	2,819	2,797
[7]	Amphenol Corp.	4.400%	2/15/2033	1,518	1,502
[7]	Amphenol Corp.	4.625%	2/15/2036	2,977	2,926
[7]	Amphenol Corp.	5.300%	11/15/2055	1,757	1,709
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,340	846
	Boeing Co.	5.040%	5/1/2027	357	360
	Boeing Co.	3.250%	2/1/2028	1,224	1,198
	Boeing Co.	3.200%	3/1/2029	1,778	1,717
	Boeing Co.	6.298%	5/1/2029	3,524	3,739
	Boeing Co.	5.150%	5/1/2030	571	587
	Boeing Co.	6.858%	5/1/2054	10,000	11,396
	Boeing Co.	7.008%	5/1/2064	4,598	5,253
[9]	Bombardier Inc.	7.250%	7/1/2031	2,000	2,123
[9]	Bombardier Inc.	6.750%	6/15/2033	600	630
[5,13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	390	251
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	2,472	2,215
[9]	BWX Technologies Inc.	4.125%	6/30/2028	365	357
[9]	BWX Technologies Inc.	4.125%	4/15/2029	3,300	3,218
[5,12]	CIMIC Finance Ltd.	1.500%	5/28/2029	4,700	5,061
[9]	Clean Harbors Inc.	5.750%	10/15/2033	775	792
	CNH Industrial Capital LLC	4.550%	4/10/2028	966	973
	CSX Corp.	3.800%	11/1/2046	1,621	1,296
	CSX Corp.	3.800%	4/15/2050	247	192
[9]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	599	607
[9]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	735	748
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	3,341	3,431
	Eaton Capital ULC	4.450%	5/9/2030	2,440	2,463
[9]	Enpro Inc.	6.125%	6/1/2033	1,430	1,467
[5]	FedEx Corp.	3.400%	2/15/2028	749	736
[9]	Gates Corp.	6.875%	7/1/2029	545	566
[5,12]	Gatwick Funding Ltd.	3.875%	6/24/2035	1,500	1,744
	General Electric Co.	4.900%	1/29/2036	6	6
[5,12]	Heathrow Funding Ltd.	3.875%	1/16/2036	1,400	1,612
[9]	Herc Holdings Inc.	7.000%	6/15/2030	1,300	1,361
[9]	Herc Holdings Inc.	7.250%	6/15/2033	835	881
	Hillenbrand Inc.	6.250%	2/15/2029	135	139
	Honeywell International Inc.	5.700%	3/15/2037	1,591	1,702
	Honeywell International Inc.	5.250%	3/1/2054	610	583
	Honeywell International Inc.	5.350%	3/1/2064	250	243
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,591	1,566
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	113	106
	L3Harris Technologies Inc.	4.400%	6/15/2028	27	27
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,447	2,515
	L3Harris Technologies Inc.	2.900%	12/15/2029	869	825
	L3Harris Technologies Inc.	5.400%	7/31/2033	7,519	7,838
	Lennox International Inc.	1.700%	8/1/2027	345	330
	Lockheed Martin Corp.	4.500%	5/15/2036	17	17
	Lockheed Martin Corp.	4.090%	9/15/2052	3,521	2,862
	Lockheed Martin Corp.	4.150%	6/15/2053	9,657	7,898
	Lockheed Martin Corp.	5.900%	11/15/2063	686	730
	Lockheed Martin Corp.	5.200%	2/15/2064	2,322	2,209
[5,13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	1,640	1,054
[5,11]	Motability Operations Group plc	2.125%	1/18/2042	4,100	3,276
[9]	Mueller Water Products Inc.	4.000%	6/15/2029	125	121
	Norfolk Southern Corp.	2.900%	8/25/2051	3,775	2,458
	Northrop Grumman Corp.	4.950%	3/15/2053	2,644	2,432
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,138	1,106
	Regal Rexnord Corp.	6.050%	4/15/2028	647	669
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	63	62
	RTX Corp.	5.750%	1/15/2029	1,230	1,291
	RTX Corp.	6.400%	3/15/2054	2,147	2,413
[5]	Ryder System Inc.	5.375%	3/15/2029	1,712	1,771
[7]	Ryder System Inc.	4.300%	12/1/2030	1,260	1,253
[9]	Siemens Funding BV	5.900%	5/28/2065	5,395	5,789
	Spirit AeroSystems Inc.	4.600%	6/15/2028	64	64
[9]	Spirit AeroSystems Inc.	9.750%	11/15/2030	152	167
32

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	TopBuild Corp.	5.625%	1/31/2034	680	683
[9]	TransDigm Inc.	6.750%	8/15/2028	68	69
[9]	TransDigm Inc.	6.375%	3/1/2029	471	484
[9]	TransDigm Inc.	6.375%	5/31/2033	7,475	7,622
	United Parcel Service Inc.	6.050%	5/14/2065	3,195	3,361
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	147	152
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	52	54
					141,540
Materials (1.1%)
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	2,280	2,359
[9]	Amrize Finance US LLC	5.400%	4/7/2035	330	341
[9]	Arsenal AIC Parent LLC	8.000%	10/1/2030	2,000	2,125
	Avery Dennison Corp.	4.875%	12/6/2028	698	711
	Ball Corp.	2.875%	8/15/2030	173	158
	Ball Corp.	5.500%	9/15/2033	230	233
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	2,621	2,524
[9]	Big River Steel LLC	6.625%	1/31/2029	662	663
[5]	Braskem Netherlands Finance BV	4.500%	1/10/2028	1,863	836
[5]	Braskem Netherlands Finance BV	4.500%	1/31/2030	3,724	1,495
[9]	Chemours Co.	5.750%	11/15/2028	154	148
[9]	Chemours Co.	4.625%	11/15/2029	1,490	1,314
[9]	Chemours Co.	8.000%	1/15/2033	445	429
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	393	404
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	610	639
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	2,200	2,249
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	625	650
	CRH America Finance Inc.	4.400%	2/9/2031	14,009	13,992
	CRH America Finance Inc.	5.000%	2/9/2036	3,798	3,805
[9]	Crown Americas LLC	5.875%	6/1/2033	2,865	2,907
	Eastman Chemical Co.	5.000%	8/1/2029	1,452	1,479
[9]	Element Solutions Inc.	3.875%	9/1/2028	2,498	2,418
[9]	First Quantum Minerals Ltd.	8.000%	3/1/2033	590	627
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	260	270
	FMC Corp.	5.650%	5/18/2033	970	927
	FMC Corp.	8.450%	11/1/2055	1,840	1,785
[5]	Freeport Indonesia PT	4.763%	4/14/2027	1,154	1,159
[9]	Georgia-Pacific LLC	4.400%	6/30/2028	2,890	2,912
[9]	Graphic Packaging International LLC	4.750%	7/15/2027	90	90
[9]	Graphic Packaging International LLC	3.500%	3/15/2028	21	20
[9]	Graphic Packaging International LLC	3.750%	2/1/2030	10	9
[9]	Hudbay Minerals Inc.	4.500%	4/1/2026	70	70
[9]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,160	1,132
[9]	Kaiser Aluminum Corp.	4.625%	3/1/2028	132	132
[9]	Kaiser Aluminum Corp.	4.500%	6/1/2031	660	630
[7,9]	Kaiser Aluminum Corp.	5.875%	3/1/2034	255	254
[9]	Magnera Corp.	4.750%	11/15/2029	200	167
[9]	Magnera Corp.	7.250%	11/15/2031	147	127
[9]	Novelis Corp.	4.750%	1/30/2030	30	29
[9]	Novelis Corp.	6.875%	1/30/2030	66	69
[9]	Novelis Corp.	3.875%	8/15/2031	125	115
[9]	Novelis Corp.	6.375%	8/15/2033	35	35
	Nutrien Ltd.	5.200%	6/21/2027	1,956	1,988
	Nutrien Ltd.	4.900%	3/27/2028	2,252	2,290
	Nutrien Ltd.	4.200%	4/1/2029	733	732
[9]	Olin Corp.	6.625%	4/1/2033	155	154
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,330	2,320
[9]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	121	121
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	440	431
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	525	534
[9]	Qnity Electronics Inc.	6.250%	8/15/2033	365	375
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,239	1,286
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	3,004	3,124
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	6,975	4,395
	Rio Tinto Finance USA plc	4.125%	8/21/2042	6,955	6,065
	RPM International Inc.	3.750%	3/15/2027	1,923	1,909
[9]	Sealed Air Corp.	6.125%	2/1/2028	278	281
[9]	Sealed Air Corp.	5.000%	4/15/2029	400	397
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	860	868
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	2,735	2,827
33

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	1,340	1,363
[9]	SNF Group SACA	3.125%	3/15/2027	533	520
[9]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	560	559
[12]	Solvay SA	4.250%	10/3/2031	700	833
	Suzano Austria GmbH	6.000%	1/15/2029	849	877
	Suzano Netherlands BV	5.500%	1/15/2036	2,610	2,599
[9]	Trivium Packaging Finance BV	8.250%	7/15/2030	715	740
[9]	Trivium Packaging Finance BV	12.250%	1/15/2031	1,050	1,098
[9]	Tronox Inc.	9.125%	9/30/2030	350	319
	WestRock MWV LLC	8.200%	1/15/2030	925	1,055
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	1,800	1,647
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	319	320
[9]	WR Grace Holdings LLC	6.625%	8/15/2032	260	251
	WRKCo Inc.	4.000%	3/15/2028	364	362
					95,078
Real Estate (0.1%)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,915	2,081
	Brandywine Operating Partnership LP	6.125%	1/15/2031	230	231
[9]	EF Holdco	7.375%	9/30/2030	560	562
[5,12]	ICADE	4.375%	5/22/2035	1,200	1,386
[12]	Prologis Euro Finance LLC	3.875%	9/22/2037	637	734
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	640	661
[5,12]	Vonovia SE	1.625%	10/7/2039	200	168
					5,823
Technology (2.7%)
[12]	Altrad Investment Authority SAS	3.704%	6/23/2029	800	932
[9]	Amkor Technology Inc.	5.875%	10/1/2033	365	372
[9]	AthenaHealth Group Inc.	6.500%	2/15/2030	225	220
[9]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,939
	Broadcom Inc.	1.950%	2/15/2028	933	891
	Broadcom Inc.	4.350%	2/15/2030	3,441	3,459
	Broadcom Inc.	4.600%	7/15/2030	19,432	19,706
	Broadcom Inc.	4.900%	7/15/2032	9,284	9,485
[9]	Central Parent Inc.	7.250%	6/15/2029	98	81
[9]	Central Parent LLC	8.000%	6/15/2029	18	15
[9]	Cloud Software Group Inc.	6.500%	3/31/2029	657	662
[9]	Cloud Software Group Inc.	8.250%	6/30/2032	955	1,004
	Dell International LLC	5.250%	2/1/2028	3,948	4,038
	Dell International LLC	4.750%	4/1/2028	7,020	7,118
	Dell International LLC	5.300%	10/1/2029	3,093	3,193
	Dell International LLC	4.750%	10/6/2032	2,139	2,133
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	81	82
[9]	Entegris Inc.	4.750%	4/15/2029	2,297	2,281
[9]	Fair Isaac Corp.	6.000%	5/15/2033	2,090	2,134
[9]	Foundry JV Holdco LLC	5.500%	1/25/2031	6,701	6,948
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,286	3,501
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,451	4,682
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	28,426	30,061
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	11,036	11,014
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,022	4,037
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	5,411	5,440
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5,660	5,613
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	7,000	6,602
	HP Inc.	4.750%	1/15/2028	116	117
[9]	Imola Merger Corp.	4.750%	5/15/2029	1,525	1,506
	Intel Corp.	3.750%	3/25/2027	263	262
	Intel Corp.	3.750%	8/5/2027	5,005	4,965
	Intel Corp.	4.875%	2/10/2028	3,028	3,070
	Intel Corp.	2.450%	11/15/2029	5,644	5,250
	Intel Corp.	3.250%	11/15/2049	4,835	3,202
	Intel Corp.	5.700%	2/10/2053	8,706	8,367
	Intel Corp.	5.600%	2/21/2054	5,000	4,785
	Intel Corp.	5.050%	8/5/2062	5,000	4,218
	Intuit Inc.	5.500%	9/15/2053	2,545	2,549
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	460	475
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	435	454
	Kyndryl Holdings Inc.	3.150%	10/15/2031	4,220	3,845
[9]	McAfee Corp.	7.375%	2/15/2030	200	184
	Microchip Technology Inc.	4.900%	3/15/2028	1,647	1,668
34

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	5.200%	8/15/2032	7,080	7,293
	NVIDIA Corp.	3.700%	4/1/2060	3,123	2,371
	Oracle Corp.	3.250%	11/15/2027	991	972
	Oracle Corp.	2.300%	3/25/2028	734	702
	Oracle Corp.	4.500%	5/6/2028	1,700	1,710
	Oracle Corp.	4.450%	9/26/2030	12,000	11,897
	Oracle Corp.	4.800%	9/26/2032	2,140	2,118
	Oracle Corp.	6.500%	4/15/2038	4,480	4,799
	Oracle Corp.	5.375%	7/15/2040	2,396	2,285
	Oracle Corp.	4.125%	5/15/2045	3,110	2,403
	Oracle Corp.	5.875%	9/26/2045	2,586	2,488
	Oracle Corp.	4.000%	7/15/2046	4,604	3,448
	Oracle Corp.	6.125%	8/3/2065	1,181	1,131
	Otis Worldwide Corp.	5.131%	9/4/2035	2,417	2,453
[9]	Science Applications International Corp.	5.875%	11/1/2033	260	259
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	129	129
	Teledyne Technologies Inc.	2.250%	4/1/2028	915	876
[9]	UKG Inc.	6.875%	2/1/2031	105	108
	VMware LLC	1.800%	8/15/2028	3,251	3,053
	Western Digital Corp.	4.750%	2/15/2026	105	105
	X Corp.	9.500%	10/26/2029	565	566
					234,726
Utilities (3.1%)
	AEP Texas Inc.	5.850%	10/15/2055	3,570	3,572
	AEP Transmission Co. LLC	5.375%	6/15/2035	1,510	1,563
	AES Corp.	5.450%	6/1/2028	759	772
[5,8,13]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.582%	1/8/2026	730	478
	Alabama Power Co.	6.000%	3/1/2039	1,918	2,084
	Alabama Power Co.	5.500%	3/15/2041	5,253	5,290
[9]	Alliant Energy Finance LLC	5.400%	6/6/2027	21	21
[5]	American Electric Power Co. Inc.	6.050%	3/15/2056	2,740	2,776
[5,13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	1,180	750
[5,13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	480	312
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	6,738	5,668
[9]	Calpine Corp.	4.500%	2/15/2028	186	185
[9]	Calpine Corp.	4.625%	2/1/2029	1,981	1,968
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,476	2,564
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	305	303
[9]	Colbun SA	5.375%	9/11/2035	10,750	10,851
	Commonwealth Edison Co.	3.650%	6/15/2046	2,675	2,092
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	2,707	2,978
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	2,195	2,523
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,819	1,867
	Dominion Energy Inc.	4.250%	6/1/2028	79	79
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	2,997	3,244
	DTE Energy Co.	4.875%	6/1/2028	771	784
[5]	DTE Energy Co.	3.400%	6/15/2029	1,159	1,123
	Duke Energy Carolinas LLC	3.450%	4/15/2051	2,302	1,671
	Duke Energy Corp.	3.400%	6/15/2029	684	666
[5]	Duke Energy Indiana LLC	4.200%	3/15/2042	3,232	2,762
	Duke Energy Progress LLC	3.700%	10/15/2046	3,054	2,380
	Duke Energy Progress LLC	5.550%	3/15/2055	5,882	5,952
[9]	Energuate Trust 2 0	6.350%	9/15/2035	9,727	9,756
[5,11]	Engie SA	5.750%	10/28/2050	500	619
	Eversource Energy	5.450%	3/1/2028	2,083	2,136
	Exelon Corp.	5.150%	3/15/2028	3,419	3,498
	Exelon Corp.	5.600%	3/15/2053	2,962	2,918
	Exelon Corp.	5.875%	3/15/2055	5,000	5,119
[5]	FirstEnergy Corp.	3.900%	7/15/2027	203	202
[5]	FirstEnergy Corp.	4.850%	7/15/2047	7,000	6,233
[9]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	734	749
[9]	FirstEnergy Transmission LLC	2.866%	9/15/2028	3,232	3,120
	FirstEnergy Transmission LLC	4.550%	1/15/2030	334	336
[9]	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,044	2,042
	Georgia Power Co.	4.300%	3/15/2042	2,708	2,399
[5]	Georgia Power Co.	3.700%	1/30/2050	4,385	3,360
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	630	636
[9]	ITC Holdings Corp.	4.950%	9/22/2027	751	761
	ITC Holdings Corp.	3.350%	11/15/2027	1,233	1,215
35

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Jersey Central Power & Light Co.	4.150%	1/15/2029	710	708
[9]	Jersey Central Power & Light Co.	5.150%	1/15/2036	4,540	4,604
	MidAmerican Energy Co.	4.800%	9/15/2043	1,599	1,485
	MidAmerican Energy Co.	4.250%	7/15/2049	1,947	1,628
[9]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	490	490
	National Grid plc	5.602%	6/12/2028	1,374	1,421
[5,13]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,700	1,055
	Nevada Power Co.	5.450%	5/15/2041	2,957	2,996
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,081	1,128
	NiSource Inc.	5.250%	3/30/2028	1,799	1,843
	NiSource Inc.	5.850%	4/1/2055	8,000	8,163
[9]	NRG Energy Inc.	5.750%	7/15/2029	490	492
[9]	NRG Energy Inc.	6.000%	2/1/2033	3,100	3,162
[9]	NRG Energy Inc.	5.750%	1/15/2034	1,035	1,042
[9]	NRG Energy Inc.	6.000%	1/15/2036	1,295	1,317
	OGE Energy Corp.	5.450%	5/15/2029	648	672
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	975	990
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	3,416	2,685
	Pacific Gas & Electric Co.	2.100%	8/1/2027	662	637
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,278	1,957
	PacifiCorp	6.350%	7/15/2038	2,545	2,740
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	2,555	2,488
	PECO Energy Co.	4.800%	10/15/2043	2,638	2,435
	PECO Energy Co.	3.700%	9/15/2047	2,672	2,095
[5]	PG&E Recovery Funding LLC	5.045%	7/15/2032	966	991
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,350	2,385
	PPL Electric Utilities Corp.	6.450%	8/15/2037	1,323	1,479
[9]	PSEG Power LLC	5.200%	5/15/2030	9,490	9,733
[9]	PSEG Power LLC	5.750%	5/15/2035	4,970	5,198
	Public Service Co. of Colorado	3.600%	9/15/2042	1,231	980
	Public Service Co. of Colorado	4.050%	9/15/2049	329	261
[5]	Public Service Electric & Gas Co.	2.450%	1/15/2030	530	497
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,936	3,073
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,834	1,889
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,461	1,491
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	365	346
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,465	1,085
	Southern California Edison Co.	5.300%	3/1/2028	1,065	1,085
	Southern California Edison Co.	5.650%	10/1/2028	1,079	1,115
[5]	Southern California Edison Co.	3.900%	3/15/2043	2,251	1,759
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,260	1,268
[5]	Southern Power Co.	4.900%	10/1/2035	2,420	2,392
[5]	Southwestern Electric Power Co.	4.100%	9/15/2028	831	829
	Southwestern Public Service Co.	3.700%	8/15/2047	1,115	849
[5]	Southwestern Public Service Co.	3.150%	5/1/2050	2,736	1,839
[5,11]	SW Finance I plc	6.640%	3/31/2026	1,950	2,560
[5,11]	SW Finance I plc	1.625%	3/30/2027	1,893	2,351
[5,11]	SW Finance I plc	2.375%	5/28/2028	1,895	2,311
[11]	SW Finance I plc	7.750%	10/31/2031	719	1,000
[5,11]	SW Finance I plc	6.875%	8/7/2032	800	1,089
[5,11]	SW Finance I plc	7.000%	4/16/2040	600	784
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	1,030	1,056
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	770	797
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	4,600	4,726
	Union Electric Co.	5.250%	4/15/2035	10,380	10,724
[5,11]	United Utilities Water Finance plc	5.250%	1/22/2046	2,700	3,182
[12]	Veolia Environnement SA	1.625%	Perpetual	600	682
[5,13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	372
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	5,577	6,029
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	4,900	3,819
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,748	2,788
[9]	Vistra Operations Co. LLC	5.050%	12/30/2026	474	478
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	8,140	8,112
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	3,000	3,152
[7,9]	VoltaGrid LLC	7.375%	11/1/2030	325	331
	Xcel Energy Inc.	1.750%	3/15/2027	1,606	1,554
	Xcel Energy Inc.	2.600%	12/1/2029	243	227
[9]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	194	191
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,700	2,641
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	645	663
36

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	70	73
[11]	Yorkshire Water Finance plc	1.750%	11/26/2026	1,257	1,600
[5,11]	Yorkshire Water Finance plc	5.500%	4/28/2035	800	1,021
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,141	1,853
					267,320
Total Corporate Bonds (Cost $2,663,831)					2,708,655
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.134%	5/28/2032	1,592	1,597
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.215%	9/19/2030	743	740
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.715%	2/15/2029	2,783	2,769
[8]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.215%	1/15/2031	2,224	2,234
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	3,000	3,013
[8]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	325	326
[8]	Chobani LLC First Lien Term Loan B, TSFR12M + 2.250%	5.933%	10/22/2032	280	281
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.715%	1/28/2032	2,790	2,781
[8]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR12M + 3.250%	7.248%	8/16/2032	2,022	2,021
[8]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.215%	4/1/2032	74	73
[8]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.000%	6.759%	10/7/2032	750	747
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.500%	6.372%	8/2/2032	425	425
[8]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	4,640	4,661
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.965%	3/1/2029	2,783	2,640
[8]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.902%	4/28/2032	2,815	2,827
[8]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	470	470
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.715%	11/28/2028	1,319	1,311
[8]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.580%	6/25/2032	1,760	1,767
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	530	537
Total Floating Rate Loan Interests (Cost $31,264)					31,220
Sovereign Bonds (15.8%)
[5,9]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,460	1,520
[5,12]	Arab Republic of Egypt	4.750%	4/16/2026	177	204
[5]	Arab Republic of Egypt	7.903%	2/21/2048	12,400	10,768
[5]	Arab Republic of Egypt	8.700%	3/1/2049	1,390	1,294
[5]	Argentine Republic	1.000%	7/9/2029	483	411
[5]	Argentine Republic	0.750%	7/9/2030	22,197	18,160
[5]	Argentine Republic	4.125%	7/9/2035	3,590	2,518
[5]	Argentine Republic	3.500%	7/9/2041	3,245	2,110
[5]	Argentine Republic	4.125%	7/9/2046	3,933	2,696
[12]	Autonomous Community of Madrid Spain	2.487%	7/30/2030	10,000	11,518
[5,9]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	5,000	5,090
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	424	425
[12]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	24,400	28,130
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	42,687	42,714
[12]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	11,800	13,596
[12]	City of Madrid Spain	3.360%	10/31/2035	31,900	36,729
[5,9,14]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	8,160	8,644
[5,9]	Comision Federal de Electricidad	5.700%	1/24/2030	1,854	1,876
	Corp. Andina de Fomento	4.750%	4/1/2026	980	982
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	14,039	13,875
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	7,268	6,892
[5,9]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	3,292	3,598
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	9,640	9,774
[5]	Dominican Republic	5.950%	1/25/2027	58,821	59,637
[5]	Dominican Republic	6.000%	7/19/2028	243	250
[5]	Dominican Republic	5.500%	2/22/2029	32,335	32,879
[5]	Dominican Republic	4.500%	1/30/2030	5,134	5,017
[5]	Dominican Republic	7.050%	2/3/2031	5,000	5,386
[5]	Dominican Republic	4.875%	9/23/2032	1,758	1,685
	Ecopetrol SA	8.625%	1/19/2029	80	86
	Ecopetrol SA	7.750%	2/1/2032	3,183	3,293
37

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	465	479
[5,9]	Electricite de France SA	5.700%	5/23/2028	415	428
[5,9]	Electricite de France SA	4.500%	9/21/2028	815	819
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,143	1,161
	Equinor ASA	3.625%	4/6/2040	4,892	4,166
	Equinor ASA	3.950%	5/15/2043	6,282	5,339
	Equinor ASA	3.250%	11/18/2049	4,263	3,054
[5,12]	European Union	0.300%	11/4/2050	9,000	4,727
[5,12]	European Union	0.700%	7/6/2051	32,867	19,056
[5]	Federal Republic of Nigeria	8.375%	3/24/2029	4,135	4,289
	Federative Republic of Brazil	5.500%	11/6/2030	1,082	1,104
	Federative Republic of Brazil	6.625%	3/15/2035	3,375	3,515
	Federative Republic of Brazil	7.250%	1/12/2056	7,118	7,210
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/2027	558	560
[9,12]	Hellenic Republic	3.625%	6/15/2035	31,631	37,525
[9,12]	Hellenic Republic	4.125%	6/15/2054	11,750	13,555
[5]	Inter-American Development Bank	4.375%	7/16/2035	20,214	20,550
[5]	Ivory Coast Government Bond	6.125%	6/15/2033	1,250	1,216
[5,15]	Japan	0.400%	3/20/2050	621,300	2,273
[5,15]	Japan	0.700%	6/20/2051	5,000,000	19,058
[5,15]	Japan	2.400%	3/20/2055	2,463,600	13,892
[12]	Junta de Andalucia	3.250%	10/31/2033	18,330	21,404
[5]	Kingdom of Morocco	2.375%	12/15/2027	6,027	5,779
[5]	Kingdom of Morocco	5.950%	3/8/2028	21,500	22,243
[5]	Kingdom of Saudi Arabia	5.125%	1/13/2028	9,071	9,265
[5,9]	Korea Electric Power Corp.	5.375%	7/31/2026	1,958	1,975
[5,9]	Korea National Oil Corp.	4.125%	9/30/2027	1,561	1,562
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/2027	7,650	7,786
[5]	KSA Sukuk Ltd.	5.250%	6/4/2027	881	897
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	958	990
[5,12,16]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	4,434	5,515
[16]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/2028	487	512
[12,16]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	3,500	4,183
[5,9]	OCP SA	6.100%	4/30/2030	4,244	4,447
[5]	Oman Government Bond	4.750%	6/15/2026	4,573	4,574
[5]	Oman Government Bond	5.375%	3/8/2027	6,662	6,750
[5]	Oman Government Bond	6.750%	10/28/2027	8,796	9,187
[5]	Oman Government Bond	5.625%	1/17/2028	4,321	4,431
[5,9]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	305	303
[5,12]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	26,144	30,191
[5]	Paraguay Government Bond	4.700%	3/27/2027	6,575	6,612
[5]	Paraguay Government Bond	4.950%	4/28/2031	15,000	15,174
[5]	Pertamina Persero PT	1.400%	2/9/2026	987	978
[5,9]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,219	1,256
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,715	2,708
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	8,245	8,468
	Petroleos Mexicanos	6.500%	3/13/2027	3,345	3,410
	Petroleos Mexicanos	5.350%	2/12/2028	6,340	6,360
	Petroleos Mexicanos	6.500%	1/23/2029	3,389	3,456
	Petroleos Mexicanos	8.750%	6/2/2029	24,092	26,006
	Petroleos Mexicanos	6.375%	1/23/2045	2,010	1,633
[5,9,12]	Portuguese Republic	2.875%	10/14/2033	23,718	27,478
[5,9,12]	Portuguese Republic	3.625%	6/12/2054	11,576	12,841
[12]	Province of British Columbia	3.900%	10/10/2045	10,677	12,310
[12]	Province of Quebec	3.250%	5/22/2035	20,124	23,265
[12]	Province of Saskatchewan	3.250%	9/24/2035	25,355	29,235
[12]	Queensland Treasury Corp.	3.250%	5/21/2035	17,440	20,154
[9,12]	Republic of Austria	2.950%	2/20/2035	22,533	26,048
[5]	Republic of Azerbaijan	5.125%	9/1/2029	1,988	2,018
[5,12]	Republic of Bulgaria	3.500%	5/7/2034	7,817	9,112
[5,12]	Republic of Bulgaria	4.125%	5/7/2038	13,313	15,685
[5,12]	Republic of Bulgaria	4.125%	7/18/2045	10,831	12,205
[5,12]	Republic of Chile	0.100%	1/26/2027	146	163
[5]	Republic of Chile	2.750%	1/31/2027	6,128	6,019
[5]	Republic of Chile	3.240%	2/6/2028	269	264
[5]	Republic of Chile	2.450%	1/31/2031	10,000	9,121
[5]	Republic of Chile	3.100%	5/7/2041	9,616	7,450
[5]	Republic of Colombia	8.500%	4/25/2035	2,280	2,569
[5]	Republic of Colombia	8.750%	11/14/2053	2,030	2,334
	Republic of Costa Rica	6.125%	2/19/2031	1,200	1,255
38

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Ecuador	0.000%	7/31/2030	1,235	966
[5]	Republic of El Salvador	9.650%	11/21/2054	5,000	5,627
[5]	Republic of Ghana	5.000%	7/3/2029	7,595	7,391
[5]	Republic of Guatemala	5.250%	8/10/2029	8,330	8,430
[5]	Republic of Guatemala	4.900%	6/1/2030	11,020	10,980
[5]	Republic of Hungary	6.125%	5/22/2028	2,011	2,093
[5]	Republic of Hungary	6.250%	9/22/2032	1,525	1,642
[5,12]	Republic of Hungary	5.375%	9/12/2033	15,000	18,952
[5,9]	Republic of Hungary	6.750%	9/23/2055	1,400	1,520
[12]	Republic of Iceland	2.625%	5/27/2030	21,077	24,264
[5,9]	Republic of Kenya	8.800%	10/9/2038	1,800	1,755
[12]	Republic of Korea	0.000%	10/15/2026	444	500
[5,12]	Republic of Lithuania	3.625%	3/10/2036	14,828	17,107
[5]	Republic of Peru	2.783%	1/23/2031	3,001	2,778
[5,9]	Republic of Romania	5.750%	9/16/2030	3,800	3,887
[5,12]	Republic of Romania	2.124%	7/16/2031	380	382
[5]	Republic of Senegal	6.250%	5/23/2033	3,030	2,175
[5]	Republic of South Africa	4.875%	4/14/2026	3,100	3,103
[5]	Republic of South Africa	4.850%	9/30/2029	14,925	14,913
[5]	Republic of Turkiye	8.600%	9/24/2027	1,900	2,033
[5]	Republic of Turkiye	7.625%	4/26/2029	1,960	2,093
[5,12]	Republic of Turkiye	5.200%	8/17/2031	8,481	9,992
[5]	Republic of Turkiye	7.125%	2/12/2032	6,532	6,795
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/2028	1,183	1,274
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	13,078	13,182
[5]	Republic of Zambia	5.750%	6/30/2033	5,808	5,587
[5,12]	Serbia International Bond	3.125%	5/15/2027	12,000	13,828
[5,12]	Serbia International Bond	1.000%	9/23/2028	256	276
[5,12]	Serbia International Bond	1.500%	6/26/2029	2,077	2,239
[5]	Serbia International Bond	2.125%	12/1/2030	3,101	2,720
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	2,216	2,207
[12]	Slovakia Government Bond	3.750%	2/27/2040	24,580	27,902
[5,17]	Southern Gas Corridor CJSC	6.875%	3/24/2026	25,989	26,224
[5,12]	State of Israel	1.500%	1/16/2029	183	202
[5]	State of Israel	5.375%	3/12/2029	660	680
[5]	State of Israel	5.375%	2/19/2030	2,089	2,163
[12]	Treasury Corp. of Victoria	3.625%	9/29/2040	18,973	21,810
[5]	Ukraine Government Bond	0.000%	2/1/2034	5,932	2,494
[5]	Ukraine Government Bond	4.500%	2/1/2034	7,000	3,938
[5]	Ukraine Government Bond	0.000%	2/1/2036	688	351
[11]	United Kingdom	4.375%	7/31/2054	12,400	14,388
[11]	United Kingdom	5.375%	1/31/2056	2,759	3,746
[5]	United Mexican States	2.659%	5/24/2031	775	695
[5]	United Mexican States	4.750%	4/27/2032	7,706	7,579
[5]	United Mexican States	5.850%	7/2/2032	42,792	44,335
[5]	United Mexican States	5.375%	3/22/2033	26,920	26,982
[5]	United Mexican States	4.875%	5/19/2033	773	752
[12]	United Mexican States	5.125%	3/19/2038	14,192	16,663
[5,9]	Uzbekneftegaz JSC	8.750%	5/7/2030	21,850	23,317
Total Sovereign Bonds (Cost $1,321,256)					1,348,226
Taxable Municipal Bonds (0.7%)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.270%	2/15/2050	2,985	3,136
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,650	2,844
	California GO	7.300%	10/1/2039	4,400	5,167
	California State University Systemwide Revenue	2.975%	11/1/2051	3,580	2,488
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	6,040	6,830
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,065	3,537
	Duke University NC Revenue	5.850%	4/1/2037	7,505	8,299
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	6,655	4,927
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	3,555	3,660
	New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)	4.248%	9/1/2035	120	118
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	2,549	2,878
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	2,051	1,772
	Rutgers State University New Jersey GO	3.915%	5/1/2119	8,660	5,980
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	2,607	2,778
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	1,705	1,849
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,270	2,200
39

STAR Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Virginia Revenue		2.256%	9/1/2050	3,890	2,331
Total Taxable Municipal Bonds (Cost $59,942)						60,794
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[18]	Vanguard Market Liquidity Fund (Cost $37,568)		4.141%		375,691	37,569
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	6,620	$96.63	1,599,144	455
		Counterparty	Expiration Date
Foreign Currency Options (0.0%)
Put Options
	EUR	BARC	1/14/2026	USD 1.140	20,550	110
				Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	165,600	295
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	55,600	367
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	45,900	1,315
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	14,300	43
						2,020
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	47,100	3
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	44,200	129
						132
Total Options Purchased (Cost $4,551)						2,717
Total Investments (97.2%) (Cost $8,152,281)						8,283,151
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.2%)
[5,6,7]	UMBS Pool		5.000%	9/1/2035–11/25/2055	(168,104)	(166,505)
40

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,7]	UMBS Pool	5.500%	5/1/2039–11/25/2055	(193,287)	(194,650)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $363,074)					(361,155)
Other Assets and Liabilities—Net (7.0%)					599,394
Net Assets (100%)					8,521,390
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,679 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $43,479 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $56,759 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $100 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $1,381,981, representing 16.2% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in British pounds.
12	Face amount denominated in euro.
13	Face amount denominated in Australian dollars.
14	Guaranteed by the Republic of El Salvador.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EUR—euro.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	20,550	(10)

41

STAR Core-Plus Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	248,400	(56)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	55,600	(76)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	38,700	(1,841)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	14,300	(307)
					(2,280)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	47,100	(31)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	44,200	(9)
					(40)
					(2,320)
Total Options Written (Premiums Received $3,481)					(2,330)
BARC—Barclays Bank plc.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	4,910	1,022,469	(2,220)
5-Year U.S. Treasury Note	December 2025	194	21,187	(10)
10-Year U.S. Treasury Note	December 2025	5,206	586,570	(563)
AUD 10-Year Treasury Bond	December 2025	370	27,505	(117)
Euro-BTP	December 2025	204	28,553	(25)
Euro-Schatz	December 2025	200	24,685	(7)
Long U.S. Treasury Bond	December 2025	1,622	190,281	433
Ultra Long U.S. Treasury Bond	December 2025	1,102	133,652	494
				(2,015)

Short Futures Contracts
10-Year Government of Canada Bond	December 2025	(313)	(27,396)	(684)
10-Year Japanese Government Bond	December 2025	(120)	(105,930)	901
Euro-Bobl	December 2025	(807)	(110,004)	(280)
Euro-Bund	December 2025	(2,133)	(318,119)	(2,956)
Euro-Buxl	December 2025	(994)	(133,043)	(3,748)
Euro-OAT	December 2025	(379)	(53,545)	22
Long Gilt	December 2025	(144)	(17,710)	(312)
Ultra 10-Year U.S. Treasury Note	December 2025	(692)	(79,915)	433
				(6,624)
				(8,639)
42

STAR Core-Plus Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	AUD	666	USD	433	4	—
Toronto-Dominion Bank	12/17/2025	EUR	37,810	USD	44,167	—	(476)
State Street Bank & Trust Co.	12/17/2025	EUR	33,116	USD	38,788	—	(523)
UBS AG	12/17/2025	EUR	22,081	USD	25,514	1	—
Barclays Bank plc	12/17/2025	EUR	1,985	USD	2,316	—	(23)
State Street Bank & Trust Co.	12/17/2025	GBP	47,737	USD	64,428	—	(1,713)
Barclays Bank plc	12/17/2025	GBP	16,992	USD	22,730	—	(406)
Wells Fargo Bank N.A.	12/17/2025	GBP	12,332	USD	16,680	—	(479)
Bank of America, N.A.	12/17/2025	GBP	11,379	USD	15,401	—	(452)
Toronto-Dominion Bank	12/17/2025	GBP	3,508	USD	4,717	—	(108)
State Street Bank & Trust Co.	12/17/2025	JPY	3,720,000	USD	24,525	—	(278)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	11,259	AUD	17,048	99	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	223	AUD	341	—	—
Toronto-Dominion Bank	12/17/2025	USD	108	CAD	148	2	—
Bank of America, N.A.	12/17/2025	USD	867	CZK	17,928	16	—
Bank of America, N.A.	12/17/2025	EUR	499	CZK	12,186	—	(1)
Morgan Stanley Capital Services LLC	12/17/2025	USD	154	CZK	3,206	3	—
State Street Bank & Trust Co.	12/17/2025	USD	771,083	EUR	654,320	15,004	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	34,797	EUR	29,403	820	—
Wells Fargo Bank N.A.	12/17/2025	USD	9,169	EUR	7,797	159	—
Toronto-Dominion Bank	12/17/2025	USD	5,743	EUR	4,893	89	—
BNP Paribas	12/17/2025	USD	5,618	EUR	4,823	44	—
Barclays Bank plc	12/17/2025	USD	1,237	EUR	1,061	11	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	155,545	GBP	114,674	4,890	—
Wells Fargo Bank N.A.	12/17/2025	USD	33,776	GBP	25,348	474	—
State Street Bank & Trust Co.	12/17/2025	USD	2,885	GBP	2,158	50	—
Toronto-Dominion Bank	12/17/2025	USD	954	GBP	711	19	—
Bank of America, N.A.	12/17/2025	USD	112	HUF	37,663	—	—
Toronto-Dominion Bank	12/17/2025	USD	43,708	JPY	6,359,887	2,255	—
State Street Bank & Trust Co.	12/17/2025	USD	3,500	JPY	523,714	86	—
Wells Fargo Bank N.A.	12/17/2025	USD	21,505	MXN	401,624	—	(14)
Barclays Bank plc	12/17/2025	USD	1,069	MXN	20,152	—	(11)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,110	PLN	4,021	22	—
						24,048	(4,484)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.

43

STAR Core-Plus Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Indonesia	12/20/2030	USD	16,946	1.000	226	43
Republic of Turkiye	12/20/2030	USD	53,500	1.000	(3,360)	319
						362

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	619,755	(1.000)	(14,356)	(686)
Republic of Colombia	12/20/2030	USD	11,710	(1.000)	471	(23)
						(709)
						(347)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	6,920	1.000	(10)	(135)	125	—
Stellantis NV/Baa2	12/20/2030	JPMC	800[2]	5.000	156	146	10	—
					146	11	135	—
Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	4,300[2]	(1.000)	(89)	(84)	—	(5)
					57	(73)	135	(5)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $17,333 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/22/2026	N/A	170,000[1]	3.460[2]	(4.220)[3]	(329)	(318)
6/19/2027	N/A	15,792,220[4]	0.476[5]	(0.880)[2]	(183)	(183)
9/30/2027	12/1/2025[6]	242,633[1]	0.000[3]	(3.167)[2]	855	855
9/30/2027	12/1/2025[6]	242,633[1]	0.000[3]	(3.176)[2]	817	817
10/16/2027	N/A	15,500[1]	4.220[3]	(3.262)[2]	47	47
10/22/2027	N/A	90,000[1]	4.220[3]	(3.220)[2]	327	314
12/15/2027	12/17/2025[6]	16,491,594[4]	0.000[5]	(0.926)[2]	75	7
6/18/2028	6/18/2027[6]	166,600[1]	3.458[2]	(0.000)[3]	404	404
12/20/2028	12/17/2025[6]	49,118[7]	2.457[8]	(0.000)[9]	109	109
12/20/2028	12/17/2025[6]	49,118[7]	2.509[8]	(0.000)[9]	161	161
9/10/2029	9/10/2027[6]	44,200[1]	3.072[2]	(0.000)[3]	(188)	(188)
9/22/2029	9/22/2027[6]	48,600[1]	3.221[2]	(0.000)[3]	(80)	(80)
44

STAR Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/18/2030	N/A	79,000,000[10]	2.482[11]	(2.570)[12]	(689)	(689)
6/18/2030	N/A	46,000,000[10]	2.382[11]	(2.570)[12]	(547)	(547)
9/18/2030	N/A	1,142,985[13]	3.589[2]	(3.470)[14]	(722)	(703)
12/18/2030	12/17/2025[6]	38,771[15]	2.131[2]	(0.000)[16]	25	25
6/18/2031	6/18/2026[6]	46,240[1]	0.000[3]	(3.625)[2]	(514)	(515)
9/10/2032	9/10/2027[6]	37,300[1]	0.000[3]	(3.349)[2]	297	297
9/22/2032	9/22/2027[6]	40,600[1]	0.000[3]	(3.465)[2]	129	129
6/18/2035	N/A	47,000[17]	5.040[18]	(4.415)[2]	(30)	(30)
9/19/2035	N/A	111,920[17]	4.610[18]	(4.400)[2]	(50)	(33)
12/10/2035	12/10/2025[6]	21,000[15]	2.539[2]	(0.000)[16]	98	247
9/10/2037	9/10/2027[6]	10,200[1]	3.733[2]	(0.000)[3]	(90)	(90)
9/22/2037	9/22/2027[6]	11,200[1]	3.804[2]	(0.000)[3]	(41)	(41)
10/18/2040	10/18/2030[6]	18,400[1]	0.000[3]	(4.100)[2]	139	139
11/15/2043	12/31/2025[6]	10,000[1]	0.000[3]	(3.868)[2]	113	113
11/15/2043	12/31/2025[6]	9,500[1]	0.000[3]	(3.914)[2]	52	52
11/15/2043	12/31/2025[6]	7,000[1]	3.955[2]	(0.000)[3]	(1)	(1)
11/15/2043	12/31/2025[6]	7,000[1]	3.918[2]	(0.000)[3]	(35)	(35)
11/15/2043	12/31/2025[6]	6,500[1]	3.927[2]	(0.000)[3]	(24)	(24)
10/18/2045	10/18/2035[6]	20,400[1]	4.358[2]	(0.000)[3]	(101)	(101)
12/18/2055	12/18/2025[6]	3,050[1]	4.035[2]	(0.000)[3]	45	48
					69	186
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/paid semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
10 Notional amount denominated in Korean won.
11 Interest payment received/paid quarterly.
12 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
13 Notional amount denominated in Czech koruna.
14 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
15 Notional amount denominated in euro.
16 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
17 Notional amount denominated in Polish zloty.
18 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
45

STAR Core-Plus Bond Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,114,713)	8,245,582
Affiliated Issuers (Cost $37,568)	37,569
Total Investments in Securities	8,283,151
Investment in Vanguard	206
Cash	2,209
Foreign Currency, at Value (Cost $18,962)	18,851
Receivables for Investment Securities Sold	670,732
Receivables for Accrued Income	70,872
Swap Premiums Paid	146
Variation Margin Receivable—Centrally Cleared Swap Contracts	180
Unrealized Appreciation—Forward Currency Contracts	24,048
Unrealized Appreciation—Over-the-Counter Swap Contracts	135
Total Assets	9,070,530
Liabilities
Liability for Sale Commitments, at Value (Proceeds $363,074)	361,155
Payables for Investment Securities Purchased	179,705
Payables to Vanguard	750
Options Written, at Value (Premiums Received $3,481)	2,330
Swap Premiums Received	219
Variation Margin Payable—Futures Contracts	492
Unrealized Depreciation—Forward Currency Contracts	4,484
Unrealized Depreciation—Over-the-Counter Swap Contracts	5
Total Liabilities	549,140
Net Assets	8,521,390
At October 31, 2025, net assets consisted of:

Paid-in Capital	8,352,886
Total Distributable Earnings (Loss)	168,504
Net Assets	8,521,390
Net Assets
Applicable to 835,478,719 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,521,390
Net Asset Value Per Share	$10.20
See accompanying Notes, which are an integral part of the Financial Statements.
46

STAR Core-Plus Bond Fund
Statement of Operations

March 12, 2025[1] to October 31, 2025
($000)
Investment Income
Income
Interest[2]	260,795
Total Income	260,795
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,289
Management and Administrative	8,761
Marketing and Distribution	72
Custodian Fees	208
Auditing Fees	56
Shareholders' Reports and Proxy Fees	99
Trustees’ Fees and Expenses	3
Other Expenses	14
Total Expenses	10,502
Net Investment Income	250,293
Realized Net Gain (Loss)
Investment Securities Sold[2]	43,649
Futures Contracts	9,384
Options Purchased	(15,112)
Options Written	12,719
Swap Contracts	6,154
Forward Currency Contracts	(30,676)
Foreign Currencies	(1,494)
Realized Net Gain (Loss)	24,624
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	134,623
Futures Contracts	(8,639)
Options Purchased	(1,834)
Options Written	1,151
Swap Contracts	(31)
Forward Currency Contracts	19,564
Foreign Currencies	(226)
Change in Unrealized Appreciation (Depreciation)	144,608
Net Increase (Decrease) in Net Assets Resulting from Operations	419,525
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,808, $4, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
47

STAR Core-Plus Bond Fund
Statement of Changes in Net Assets

March 12, 2025[1] to October 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	250,293
Realized Net Gain (Loss)	24,624
Change in Unrealized Appreciation (Depreciation)	144,608
Net Increase (Decrease) in Net Assets Resulting from Operations	419,525
Distributions
Total Distributions	(250,109)
Capital Share Transactions
Issued	8,685,748
Issued in Lieu of Cash Distributions	250,109
Redeemed	(583,883)
Net Increase (Decrease) from Capital Share Transactions	8,351,974
Total Increase (Decrease)	8,521,390
Net Assets
Beginning of Period	—
End of Period	8,521,390
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
48

STAR Core-Plus Bond Fund
Financial Highlights
For a Share Outstanding Throughout the Period	March 12, 2025[1] to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.306
Net Realized and Unrealized Gain (Loss) on Investments	.200
Total from Investment Operations	.506
Distributions
Dividends from Net Investment Income	(.306)
Distributions from Realized Capital Gains	—
Total Distributions	(.306)
Net Asset Value, End of Period	$10.20
Total Return	5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,521
Ratio of Total Expenses to Average Net Assets	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	4.76%[3]
Portfolio Turnover Rate[4,5]	327%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5	Includes 49% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
49

STAR Core-Plus Bond Fund
Notes to Financial Statements
Vanguard STAR Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund is wholly owned by the Vanguard STAR Fund and is dedicated to investment by Vanguard STAR Fund but may, pursuant to limited exceptions, permit investment by other Vanguard products.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
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STAR Core-Plus Bond Fund
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended October 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended October 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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STAR Core-Plus Bond Fund
During the period ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 20% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended October 31, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an
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STAR Core-Plus Bond Fund
asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended October 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 14% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	141	(453)	(312)	100	—	—
Barclays Bank plc	121	(450)	(329)	—	—	—
BNP Paribas	44	—	44	—	—	44
Goldman Sachs International	295	(56)	239	—	—	239
JPMorgan Chase Bank, N.A.	5,973	(40)	5,933	—	5,447	486
Morgan Stanley Capital Services LLC	3	(5)	(2)	—	—	—
Normura Global Financial Products Inc.	1,315	(1,841)	(526)	—	—	—
State Street Bank & Trust Co.	15,144	(2,514)	12,630	—	10,180	2,450
Toronto-Dominion Bank	2,365	(584)	1,781	—	1,706	75
UBS AG	1	—	1	—	—	1
Wells Fargo Bank N.A.	1,043	(876)	167	—	—	167
Centrally Cleared Swap Contracts	180	—	180	56,759	—	—
Exchange-Traded Futures Contracts	—	(492)	(492)	43,479	—	—
Exchange-Traded Options Contracts	455	—	455	—	—	—
Total	27,080	(7,311)	19,769	100,338	17,333	3,462
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
11. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and
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STAR Core-Plus Bond Fund
investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $206,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,160,620	—	3,160,620
Asset-Backed/Commercial Mortgage-Backed Securities	—	911,744	21,606	933,350
Corporate Bonds	—	2,708,655	—	2,708,655
Floating Rate Loan Interests	—	31,220	—	31,220
Sovereign Bonds	—	1,348,226	—	1,348,226
Taxable Municipal Bonds	—	60,794	—	60,794
Temporary Cash Investments	37,569	—	—	37,569
Options Purchased	455	2,262	—	2,717
Total	38,024	8,223,521	21,606	8,283,151
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(361,155)	—	(361,155)

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,283	—	—	2,283
Forward Currency Contracts	—	24,048	—	24,048
Swap Contracts[1]	—	4,261	—	4,261
Total	2,283	28,309	—	30,592
Liabilities
Options Written	—	(2,330)	—	(2,330)
Futures Contracts[1]	(10,922)	—	—	(10,922)
Forward Currency Contracts	—	(4,484)	—	(4,484)
Swap Contracts[1]	—	(4,292)	—	(4,292)
Total	(10,922)	(11,106)	—	(22,028)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
54

STAR Core-Plus Bond Fund
D.  At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	2,607	110	—	2,717
Swap Premiums Paid	—	—	146	146
Unrealized Appreciation—Futures Contracts[1]	2,283	—	—	2,283
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	3,764	—	362	4,126
Unrealized Appreciation—Forward Currency Contracts	—	24,048	—	24,048
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	135	135
Total Assets	8,654	24,158	643	33,455

Options Written, at Value	(2,320)	(10)	—	(2,330)
Swap Premiums Received	—	—	(219)	(219)
Unrealized Depreciation—Futures Contracts[1]	(10,922)	—	—	(10,922)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(3,578)	—	(709)	(4,287)
Unrealized Depreciation—Forward Currency Contracts	—	(4,484)	—	(4,484)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(5)	(5)
Total Liabilities	(16,820)	(4,494)	(933)	(22,247)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	9,384	—	—	9,384
Options Purchased	(14,818)	(60)	(234)	(15,112)
Options Written	12,719	—	—	12,719
Swap Contracts	914	—	5,240	6,154
Forward Currency Contracts	—	(30,676)	—	(30,676)
Realized Net Gain (Loss) on Derivatives	8,199	(30,736)	5,006	(17,531)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,639)	—	—	(8,639)
Options Purchased	(1,751)	(83)	—	(1,834)
Options Written	968	183	—	1,151
Swap Contracts	186	—	(217)	(31)
Forward Currency Contracts	—	19,564	—	19,564
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,236)	19,664	(217)	10,211
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	912
Total Distributable Earnings (Loss)	(912)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization
55

STAR Core-Plus Bond Fund
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	40,214
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	128,290
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	168,504
The tax character of distributions paid was as follows:
Period Ended October 31,
2025 Amount ($000)
Ordinary Income*	250,109
Long-Term Capital Gains	—
Total	250,109
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,154,902
Gross Unrealized Appreciation	166,859
Gross Unrealized Depreciation	(38,569)
Net Unrealized Appreciation (Depreciation)	128,290
F.  During the period ended October 31, 2025, the fund purchased $5,152,439,000 of investment securities and sold $5,376,091,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $20,317,226,000 and $20,496,576,000, respectively. In addition, the fund purchased and sold investment securities of $8,043,364,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 12, 2025[1] to October 31, 2025
Shares (000)
Issued	868,681
Issued in Lieu of Cash Distributions	24,827
Redeemed	(58,029)
Net Increase (Decrease) in Shares Outstanding	835,479
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
56

STAR Core-Plus Bond Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
57

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund and Vanguard STAR Core-Plus Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Vanguard STAR Fund (1)
Vanguard STAR Core-Plus Bond Fund (2)
(1) Statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2) Statement of operations and changes in net assets for the period March 12, 2025 (inception) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
58

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal period qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
STAR Fund	10.6%
STAR Core-Plus Bond Fund	—
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
STAR Fund	176,278
STAR Core-Plus Bond Fund	—
The following amounts for the fiscal period, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
STAR Fund	12,550
STAR Core-Plus Bond Fund	29,160
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the STAR Fund and STAR Core-Plus Bond Fund for the fiscal period are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal period.
Fund	($000)
STAR Fund	868,399
STAR Core-Plus Bond Fund	—
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
Fund	Percentage
STAR Fund	19.9%
STAR Core-Plus Bond Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
STAR Fund	—%
STAR Core-Plus Bond Fund	76.6
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
STAR Fund	79,144	8,563
STAR Core-Plus Bond Fund	—	—

Q560 122025
59

Financial Statements
For the year ended October 31, 2025
Vanguard Total International Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	147
Tax information	148

Total International Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (4.4%)
	Commonwealth Bank of Australia	24,259,525	2,722,041
	National Australia Bank Ltd.	44,360,821	1,264,730
	BHP Group Ltd. (XASX)	44,081,673	1,256,690
	Westpac Banking Corp.	49,613,167	1,255,436
	ANZ Group Holdings Ltd.	43,146,532	1,033,433
	Wesfarmers Ltd.	16,367,507	898,347
	CSL Ltd.	7,021,446	818,254
	BHP Group Ltd.	27,076,249	770,950
	Macquarie Group Ltd.	4,964,360	708,090
	Goodman Group	28,764,668	620,402
	Rio Tinto Ltd.	5,351,686	464,667
	Woodside Energy Group Ltd.	27,471,456	445,187
	Transurban Group	45,056,291	426,309
	Northern Star Resources Ltd.	20,754,650	334,665
	Aristocrat Leisure Ltd.	8,049,836	333,063
	Woolworths Group Ltd.	17,627,137	327,495
	Brambles Ltd.	19,850,854	322,568
	Fortescue Ltd.	23,031,526	320,305
	QBE Insurance Group Ltd.	21,929,590	284,527
	Coles Group Ltd.	19,386,109	279,597
*	Xero Ltd.	2,240,286	211,943
	Evolution Mining Ltd.	28,751,738	203,464
	Scentre Group	75,855,277	202,066
	Suncorp Group Ltd.	15,715,806	201,742
	Origin Energy Ltd.	24,844,344	199,098
	Santos Ltd.	47,129,653	194,652
	Telstra Group Ltd.	58,016,657	185,354
	Computershare Ltd.	7,658,707	182,963
	Cochlear Ltd.	946,911	177,773
*	James Hardie Industries plc	8,180,906	172,296
	Insurance Australia Group Ltd.	32,792,312	168,580
	Stockland	34,040,099	140,735
*	Lynas Rare Earths Ltd.	13,878,553	138,360
	South32 Ltd.	65,261,702	134,967
	Pro Medicus Ltd.	771,643	132,495
	Medibank Pvt Ltd.	39,956,250	127,520
	Sigma Healthcare Ltd.	62,421,321	126,907
	WiseTech Global Ltd.	2,702,023	121,867
	CAR Group Ltd.	5,206,770	121,575
	Lottery Corp. Ltd.	31,857,050	114,590
	JB Hi-Fi Ltd.	1,579,018	108,015
	APA Group	17,955,870	107,842
	Washington H Soul Pattinson & Co. Ltd.	4,380,720	107,640
	ASX Ltd.	2,823,431	104,176
	Technology One Ltd.	4,282,474	103,139
	ALS Ltd.	7,216,381	102,420
	Orica Ltd.	6,982,075	101,522
	Charter Hall Group	6,847,022	100,560
	GPT Group	27,969,458	98,243
	REA Group Ltd.	688,845	95,982
*	NEXTDC Ltd.	9,300,555	95,618
	Sonic Healthcare Ltd.	6,747,551	93,390
	Vicinity Ltd.	55,836,225	92,245
	BlueScope Steel Ltd.	6,057,046	90,620
	SGH Ltd.	2,801,685	88,773
*,1	Pilbara Minerals Ltd.	41,083,130	88,402
	SEEK Ltd.	4,969,956	87,954
	Mirvac Group	57,277,230	86,227
	HUB24 Ltd.	1,132,082	84,358
*	Mineral Resources Ltd.	2,431,204	76,784

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dexus	15,417,370	73,507
	Qantas Airways Ltd.	10,865,017	72,384
	Qube Holdings Ltd.	25,041,656	71,768
*	Sandfire Resources Ltd.	6,686,829	70,824
	Ampol Ltd.	3,488,583	70,084
	Bendigo & Adelaide Bank Ltd.	8,224,654	68,034
	Worley Ltd.	7,039,765	65,744
	Perseus Mining Ltd.	19,605,380	62,227
	Ramelius Resources Ltd.	27,155,277	58,747
*	Genesis Minerals Ltd.	15,131,018	57,567
	Aurizon Holdings Ltd.	25,322,480	56,811
	Ramsay Health Care Ltd.	2,670,019	56,017
	Steadfast Group Ltd.	15,240,143	55,829
	Cleanaway Waste Management Ltd.	32,386,677	53,990
	Eagers Automotive Ltd.	2,404,236	53,502
	AGL Energy Ltd.	8,646,631	52,378
	Dyno Nobel Ltd.	24,433,745	51,418
	Whitehaven Coal Ltd.	10,855,748	51,023
	Ansell Ltd.	2,090,205	49,935
	Endeavour Group Ltd.	20,599,300	49,283
	Downer EDI Ltd.	9,661,366	48,800
	Atlas Arteria Ltd.	14,829,169	47,109
*	Capricorn Metals Ltd.	5,494,053	46,261
*	Vault Minerals Ltd.	96,248,675	45,758
	Treasury Wine Estates Ltd.	11,556,836	45,267
	Westgold Resources Ltd.	12,991,202	45,025
	Regis Resources Ltd.	10,714,650	44,980
	Challenger Ltd.	7,304,744	44,464
	Ventia Services Group Pty Ltd.	11,488,562	43,031
	AMP Ltd.	36,404,342	42,473
	Bank of Queensland Ltd.	9,459,592	42,444
*	Zip Co. Ltd.	16,788,306	42,186
*,1	Telix Pharmaceuticals Ltd.	3,879,699	41,054
	AUB Group Ltd.	1,667,910	40,289
	Metcash Ltd.	15,639,108	38,956
	Lendlease Corp. Ltd.	9,819,190	35,608
	Codan Ltd.	1,483,175	35,123
	Harvey Norman Holdings Ltd.	7,423,629	35,085
	Netwealth Group Ltd.	1,731,000	34,842
*	IGO Ltd.	9,788,667	34,323
	nib holdings Ltd.	6,930,100	34,156
*	Paladin Energy Ltd.	5,428,325	34,053
	Pinnacle Investment Management Group Ltd.	2,367,179	30,483
*,2	West African Resources Ltd.	15,103,502	30,042
	Reliance Worldwide Corp. Ltd.	10,910,025	29,583
*,1	DroneShield Ltd.	11,383,552	28,428
[1]	Breville Group Ltd.	1,453,655	28,206
	Iluka Resources Ltd.	6,196,713	28,016
	National Storage REIT	18,073,299	27,196
	Charter Hall Long Wale REIT	9,651,186	26,851
[1]	Reece Ltd.	3,444,082	26,292
	Region Group	16,390,950	26,180
	ARB Corp. Ltd.	1,088,349	25,584
	Sims Ltd.	2,302,893	24,024
*	Megaport Ltd.	2,235,879	24,016
	Super Retail Group Ltd.	2,242,747	23,440
	Orora Ltd.	17,325,345	22,790
*	Emerald Resources NL	7,252,770	22,524
[1]	Generation Development Group Ltd.	4,726,496	22,121
*,1	Neuren Pharmaceuticals Ltd.	1,551,735	22,027
*	Insignia Financial Ltd.	7,408,240	21,958
*	Austal Ltd.	4,941,967	21,913
	Tabcorp Holdings Ltd.	31,327,075	21,769
	HomeCo Daily Needs REIT	24,363,142	21,761
*,1	Mesoblast Ltd.	13,314,717	21,760
*	Temple & Webster Group Ltd.	1,396,474	21,704
	Perenti Ltd.	12,059,481	21,359
*,1	Liontown Resources Ltd.	27,770,477	21,300
	Ingenia Communities Group	5,777,087	21,231
	Lovisa Holdings Ltd.	895,226	21,180

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Charter Hall Retail REIT	7,823,791	21,085
	Monadelphous Group Ltd.	1,356,050	20,611
[1]	Flight Centre Travel Group Ltd.	2,550,439	20,517
	TPG Telecom Ltd.	5,635,884	20,387
	Perpetual Ltd.	1,613,664	20,240
	Champion Iron Ltd.	5,590,741	20,219
	Centuria Industrial REIT	8,546,315	19,814
	NRW Holdings Ltd.	6,166,072	19,537
	BWP Property Group Ltd.	7,748,322	19,487
*	PEXA Group Ltd.	1,941,959	19,228
[3]	Viva Energy Group Ltd.	15,746,433	18,901
[1,2]	Corporate Travel Management Ltd.	1,748,704	18,387
	Nick Scali Ltd.	1,106,630	18,383
*,1	Silex Systems Ltd.	2,691,423	18,143
	New Hope Corp. Ltd.	6,603,543	17,922
[1]	Yancoal Australia Ltd.	4,811,397	17,506
*	Resolute Mining Ltd.	27,905,487	17,368
*,1	IperionX Ltd.	3,905,224	17,340
	Beach Energy Ltd.	21,336,561	17,337
	GrainCorp Ltd. Class A	2,986,655	17,275
*	SiteMinder Ltd.	3,623,850	16,822
	Deterra Royalties Ltd.	6,052,896	16,137
	Waypoint REIT Ltd.	9,252,017	16,046
	Imdex Ltd.	7,114,741	15,995
	EVT Ltd.	1,689,054	15,959
*	Bellevue Gold Ltd.	20,467,787	15,695
	IRESS Ltd.	2,648,539	15,336
	Premier Investments Ltd.	1,312,657	15,280
	Centuria Capital Group	9,898,867	15,264
*	Judo Capital Holdings Ltd.	13,808,674	15,242
*	Deep Yellow Ltd.	12,995,531	15,230
	Magellan Financial Group Ltd.	2,381,218	14,967
*	Pantoro Gold Ltd.	4,423,839	14,774
*	Catalyst Metals Ltd.	3,211,111	14,204
*	Superloop Ltd.	6,937,749	14,154
	SRG Global Ltd.	7,803,502	14,032
	Nine Entertainment Co. Holdings Ltd.	18,334,476	13,911
[1]	IDP Education Ltd.	3,748,331	13,740
	Nickel Industries Ltd.	27,840,833	13,448
*,1	Ora Banda Mining Ltd.	17,024,405	13,400
	Bega Cheese Ltd.	3,834,731	13,309
*	WEB Travel Group Ltd.	4,869,144	13,284
	Arena REIT	5,519,957	13,190
	Helia Group Ltd.	3,700,990	13,053
*	Catapult Sports Ltd.	2,957,523	12,985
	Aussie Broadband Ltd.	3,282,657	12,771
	Regis Healthcare Ltd.	2,539,665	12,309
	Data#3 Ltd.	2,128,035	12,254
	Elders Ltd.	2,596,344	12,042
*	Tuas Ltd.	2,589,616	11,919
[1]	Guzman y Gomez Ltd.	679,472	11,857
	Service Stream Ltd.	7,975,746	11,832
	GQG Partners Inc.	11,360,617	11,629
*,1	Vulcan Energy Resources Ltd.	2,592,309	11,403
[1]	Domino's Pizza Enterprises Ltd.	950,069	11,378
	Karoon Energy Ltd.	10,415,400	10,962
	Amotiv Ltd.	1,878,167	10,941
*,1	Nanosonics Ltd.	3,642,458	10,908
	Collins Foods Ltd.	1,528,855	10,693
*,1	Clarity Pharmaceuticals Ltd.	3,317,169	10,606
	Charter Hall Social Infrastructure REIT	4,919,281	10,387
*	Predictive Discovery Ltd.	27,944,745	10,340
	DigiCo Infrastructure REIT	5,718,390	9,719
	SmartGroup Corp. Ltd.	1,775,200	9,490
*,1	Weebit Nano Ltd.	2,655,596	9,417
	Hansen Technologies Ltd.	2,530,150	9,230
	Dicker Data Ltd.	1,365,007	9,137
	McMillan Shakespeare Ltd.	807,758	9,092
*	Macquarie Technology Group Ltd.	204,065	8,827
	Credit Corp. Group Ltd.	931,872	8,742

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HMC Capital Ltd.	4,242,661	8,587
	Kelsian Group Ltd.	2,620,589	8,343
	Inghams Group Ltd.	5,270,215	8,342
	Ridley Corp. Ltd.	4,143,379	8,026
	Bravura Solutions Ltd.	4,214,349	7,932
	Dexus Industria REIT	4,209,211	7,878
[1]	Integral Diagnostics Ltd.	4,649,730	7,863
	IPH Ltd.	3,201,555	7,720
*,1	PolyNovo Ltd.	8,728,630	7,506
*,1	Boss Energy Ltd.	5,751,901	7,465
[1]	Bapcor Ltd.	4,495,773	7,426
*	Develop Global Ltd.	3,008,205	6,985
[1]	Supply Network Ltd.	302,486	6,976
	Cromwell Property Group	22,702,585	6,906
	MyState Ltd.	2,359,193	6,863
[1]	PWR Holdings Ltd.	1,226,373	6,820
[1]	Maas Group Holdings Ltd.	2,166,311	6,721
	oOh!media Ltd.	7,475,434	6,720
[1]	Rural Funds Trust	5,206,845	6,502
*	Nufarm Ltd.	4,732,722	6,436
	Stanmore Resources Ltd.	4,577,668	6,434
*,1	Arafura Rare Earths Ltd.	34,415,453	6,406
*,1	Chalice Mining Ltd.	4,841,183	6,365
	Growthpoint Properties Australia Ltd.	3,767,093	6,311
*,1	Alpha HPA Ltd.	12,036,203	6,213
*,1,2	Opthea Ltd.	17,087,293	6,037
	EQT Holdings Ltd.	367,742	6,035
	Australian Ethical Investment Ltd.	1,316,271	6,017
*,1	Amplitude Energy Ltd.	37,656,349	5,914
*,1	Elevra Lithium Ltd.	2,033,847	5,905
*	FleetPartners Group Ltd.	3,003,257	5,737
	Abacus Storage King	6,065,273	5,572
[1]	Jumbo Interactive Ltd.	723,042	5,549
	Infomedia Ltd.	4,975,456	5,482
[1]	Healius Ltd.	9,320,315	5,425
	Cedar Woods Properties Ltd.	896,502	5,299
	Navigator Global Investments Ltd.	3,229,802	5,259
	Centuria Office REIT	6,566,133	5,069
*	St. Barbara Ltd.	15,008,427	5,051
	G8 Education Ltd.	9,511,315	5,006
*,1	Select Harvests Ltd.	1,968,231	5,003
[1]	Regal Partners Ltd.	2,622,045	5,002
[1]	GWA Group Ltd.	3,050,743	4,929
*	Tyro Payments Ltd.	6,769,387	4,913
*,1	Nuix Ltd.	3,029,583	4,836
	Vulcan Steel Ltd.	1,011,709	4,796
	Abacus Group	6,091,135	4,787
*,1	Lifestyle Communities Ltd.	1,412,209	4,779
	Myer Holdings Ltd.	17,809,658	4,597
	Australian Clinical Labs Ltd.	2,700,076	4,587
	Accent Group Ltd.	5,449,524	4,562
[1]	Clinuvel Pharmaceuticals Ltd.	596,269	4,481
	Redox Ltd.	2,366,734	4,458
[1]	L1 Group Ltd.	6,013,401	4,442
*,1	Fineos Corp. Ltd.	2,331,330	4,419
*	Oceania Healthcare Ltd.	9,596,192	4,335
	Australian Finance Group Ltd.	2,690,537	4,189
*	Alkane Resources Ltd.	6,175,177	4,050
*	Omni Bridgeway Ltd.	3,576,386	3,729
	Praemium Ltd.	5,899,743	3,523
*,1	ioneer Ltd.	27,526,425	3,327
*,1	Audinate Group Ltd.	1,023,976	3,295
*,1	BrainChip Holdings Ltd.	24,773,915	3,232
*	Baby Bunting Group Ltd.	1,778,262	3,184
*	Emeco Holdings Ltd.	3,938,462	3,089
*,1	29Metals Ltd.	9,914,633	3,078
*	Aurelia Metals Ltd.	18,540,354	2,971
*,1	EML Payments Ltd.	4,640,768	2,929
	GDI Property Group Partnership	6,717,174	2,901
[1]	HealthCo REIT	6,055,631	2,699

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Novonix Ltd.	7,120,456	2,670
*	Mayne Pharma Group Ltd.	924,086	2,567
*,1	Strike Energy Ltd.	34,790,225	2,499
*,1	Syrah Resources Ltd.	10,253,985	2,279
*,1	Core Lithium Ltd.	27,786,703	2,269
[1]	Kogan.com Ltd.	1,083,667	2,253
	Solvar Ltd.	2,178,324	2,228
*	Webjet Group Ltd.	3,842,790	2,111
*,2	AVZ Minerals Ltd.	30,957,657	2,026
*	Australian Agricultural Co. Ltd.	2,079,048	1,946
*,1	Wildcat Resources Ltd.	12,990,875	1,910
*,1	Star Entertainment Group Ltd.	31,891,309	1,855
	Humm Group Ltd.	4,397,881	1,739
*	Coast Entertainment Holdings Ltd.	5,437,328	1,602
*	Carnarvon Energy Ltd.	22,948,970	1,440
*	OFX Group Ltd.	2,930,528	1,181
[2]	Leo Lithium Ltd.	12,697,269	724
*,2	Firefinch Ltd.	14,620,770	359
	Sims Ltd. ADR	57	1
*,1,2	ESG Minerals Ltd.	747,574	—
			24,276,623
Austria (0.2%)
	Erste Group Bank AG	4,080,721	422,718
[3]	BAWAG Group AG	1,140,043	147,329
	OMV AG	2,069,143	113,278
[1]	Verbund AG	959,830	74,080
	ANDRITZ AG	941,267	71,165
	Raiffeisen Bank International AG	1,848,259	68,903
[1]	voestalpine AG	1,732,983	61,705
	Wienerberger AG	1,546,154	45,897
	Vienna Insurance Group AG Wiener Versicherung Gruppe	513,266	26,326
	DO & CO AG	109,115	26,029
	UNIQA Insurance Group AG	1,618,649	23,780
[1]	Strabag SE	250,428	19,592
[1]	Oesterreichische Post AG	460,062	15,904
	EVN AG	519,273	15,153
*,1	AT&S Austria Technologie & Systemtechnik AG	361,995	13,438
[1]	CA Immobilien Anlagen AG	437,855	12,171
	Telekom Austria AG Class A	1,101,434	11,714
*,1	CPI Europe AG	464,051	9,046
*,1	Lenzing AG	269,718	8,069
	Porr AG	248,299	7,880
	Palfinger AG	201,734	7,557
[1]	SBO AG	153,124	5,076
[1]	Agrana Beteiligungs AG	164,285	2,281
			1,209,091
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,819,126	842,652
*	Argenx SE	885,642	724,869
	UCB SA	1,737,964	446,904
	KBC Group NV	3,286,172	395,358
	Ageas SA/NV	2,571,036	170,150
	Groupe Bruxelles Lambert NV	1,144,265	100,570
	Syensqo SA	1,021,692	84,337
	Ackermans & van Haaren NV	312,894	77,926
	Elia Group SA/NV Class B	641,213	77,284
	Financiere de Tubize SA	279,692	68,305
	Warehouses De Pauw CVA	2,638,642	67,008
[1]	Sofina SA	221,982	61,013
	D'ieteren Group	297,697	54,381
	Umicore SA	2,715,448	51,709
	Lotus Bakeries NV	5,857	51,100
	Aedifica SA	678,749	49,568
	Cofinimmo SA	559,395	47,770
	KBC Ancora	546,694	43,017
	Solvay SA	1,042,608	32,000
	Azelis Group NV	2,547,366	30,122
	Montea NV	291,099	23,509
	VGP NV	190,132	21,965

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Melexis NV	291,519	20,982
	Fagron	881,517	20,947
	Bekaert SA	452,848	18,917
	Gimv NV	343,129	18,528
	Xior Student Housing NV	535,013	17,456
	Shurgard Self Storage Ltd.	447,247	16,372
	Proximus SADP	1,822,103	15,651
	Colruyt Group NV	393,051	14,679
	Deme Group NV	96,156	14,528
[1]	CMB Tech NV	1,398,336	13,288
	Retail Estates NV	173,924	12,610
	Barco NV	827,802	11,806
[1]	Tessenderlo Group SA	281,028	8,489
	Kinepolis Group NV	187,391	6,426
*,1	Ontex Group NV	837,579	6,123
	Vastned NV	129,709	4,458
*	bpost SA	1,367,332	3,317
			3,746,094
Brazil (0.8%)
	Vale SA	51,999,009	630,760
	Petroleo Brasileiro SA - Petrobras	53,340,955	312,414
	B3 SA - Brasil Bolsa Balcao	75,534,873	177,747
	Centrais Eletricas Brasileiras SA	16,284,623	168,659
	WEG SA	21,545,942	168,605
	Banco BTG Pactual SA	16,969,240	153,986
	Ambev SA	62,780,778	148,318
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,914,241	144,922
	Embraer SA	8,507,110	137,554
[3]	Rede D'Or Sao Luiz SA	14,260,905	114,883
	Banco do Brasil SA	24,720,896	100,631
	Equatorial Energia SA	14,605,324	99,496
	Localiza Rent a Car SA	12,619,702	92,514
	Suzano SA	9,850,704	89,518
*	PRIO SA	11,322,092	75,825
	Raia Drogasil SA	18,747,276	69,693
	Vibra Energia SA	15,435,192	68,283
	Banco Bradesco SA	21,226,242	61,036
	Telefonica Brasil SA	9,802,640	58,379
	BB Seguridade Participacoes SA	9,370,160	57,214
	Rumo SA	17,689,133	52,345
	Motiva Infraestrutura de Mobilidade SA	17,445,427	51,494
	TOTVS SA	5,756,055	47,472
	TIM SA	10,477,900	47,307
*	Eneva SA	13,493,852	45,925
	Itau Unibanco Holding SA	6,947,689	45,380
	Ultrapar Participacoes SA	10,471,235	41,671
	Lojas Renner SA	14,587,250	40,237
	MBRF Global Foods Co. SA	11,974,861	39,776
	Energisa SA	4,067,262	39,184
	Klabin SA	10,902,695	36,559
	Banco Santander Brasil SA	5,769,907	33,397
	Smartfit Escola de Ginastica e Danca SA	6,183,993	28,943
	Sendas Distribuidora SA	17,499,131	27,973
	Cia De Sanena Do Parana	4,322,795	27,705
	XP MALLS FDO INV IMOB FII	1,405,391	27,559
	Engie Brasil Energia SA	3,683,833	27,389
	Alupar Investimento SA	4,340,036	26,282
*,3	Hapvida Participacoes e Investimentos SA	4,518,030	26,269
	Embraer SA ADR	390,775	25,197
	Cia Paranaense de Energia - Copel	10,148,838	24,731
	Caixa Seguridade Participacoes SA	8,533,200	23,744
	Porto Seguro SA	2,631,858	23,506
	Multiplan Empreendimentos Imobiliarios SA	4,545,558	23,226
	Allos SA	4,996,488	23,172
	Kinea Rendimentos Imobiliarios FII	1,149,674	22,652
	Transmissora Alianca de Energia Eletrica SA	3,158,375	22,367
*	Natura Cosmeticos SA	12,870,050	21,554
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,803,144	21,540
[3]	GPS Participacoes e Empreendimentos SA	5,970,500	21,108

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CPFL Energia SA	2,707,500	20,935
	Hypera SA	4,317,528	20,737
*	Cosan SA	17,211,061	19,675
	Cia de Saneamento de Minas Gerais Copasa MG	2,736,603	19,223
	Kinea Indice de Precos FII	1,157,310	18,930
	Cogna Educacao SA	26,440,385	18,381
	Direcional Engenharia SA	5,438,211	17,164
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	17,141
*	Brava Energia	6,063,278	16,635
	Kinea Renda Imobiliaria FII	587,053	16,215
	Neoenergia SA	2,971,500	16,117
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	14,788
	Cia Siderurgica Nacional SA	7,291,133	12,793
	Iguatemi SA	2,760,410	12,555
	Cury Construtora e Incorporadora SA	1,907,600	12,389
	Maxi Renda FII	6,399,000	11,478
	FII BTLG	587,984	11,250
	Cia Energetica de Minas Gerais ADR	5,197,706	10,863
	Vivara Participacoes SA	1,774,913	10,293
*	Minerva SA	7,630,600	10,184
	Azzas 2154 SA	1,877,268	10,018
	Fleury SA	3,677,443	9,946
	Auren Energia SA	4,820,084	9,846
	Itau Unibanco Holding SA ADR	1,321,989	9,730
	Kinea High Yield CRI - FII	491,302	9,153
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	9,137
	Odontoprev SA	3,810,208	9,016
	XP Log FII	466,467	8,834
	Telefonica Brasil SA ADR	733,658	8,753
	M Dias Branco SA	1,600,792	8,724
	YDUQS Participacoes SA	3,291,020	8,693
	Grupo Mateus SA	7,165,980	8,578
	Vinci Shopping Centers FII	420,388	8,354
*	Orizon Valorizacao de Residuos SA	792,476	8,169
	Magazine Luiza SA	5,187,165	8,166
	SLC Agricola SA	2,600,554	7,807
*	MRV Engenharia e Participacoes SA	5,405,340	7,596
*	IRB-Brasil Resseguros SA	809,184	7,421
	Trx Real Estate FII	388,757	7,314
*	Kinea Rendimentos Imobiliarios FII	368,984	7,270
	EcoRodovias Infraestrutura e Logistica SA	4,846,371	7,180
	CSN Mineracao SA	6,324,500	7,136
	Capitania Securities II FII	4,908,537	6,943
	Hedge Brasil Shopping FII	1,871,421	6,929
	Fras-Le SA	1,578,099	6,732
	Vulcabras SA	1,528,700	6,564
*	Hidrovias do Brasil SA	8,918,518	6,482
	C&A Modas SA	2,072,400	6,260
	Fundo De Investimento Imobiliario Tg Ativo Real	371,235	5,923
[2]	FII Iridium	523,817	5,696
	Fii UBS Br Receb Imob	384,599	5,533
	Dexco SA	5,543,148	5,523
	Centrais Eletricas Brasileiras SA ADR	532,827	5,515
[1]	TIM SA ADR	243,230	5,495
	Sao Martinho SA	2,095,317	5,468
	JHSF Participacoes SA	4,411,900	5,404
	Fundo De Investimento Imobiliario VBI Prime Properties	385,879	5,295
	Construtora Tenda SA	1,198,200	5,249
	Tres Tentos Agroindustrial SA	1,697,300	5,051
	Ez Tec Empreendimentos e Participacoes SA	1,449,402	4,997
	Petroreconcavo SA	1,901,650	4,390
	Mahle Metal Leve SA	748,664	4,151
	Grendene SA	4,193,909	4,100
	Mills Locacao Servicos e Logistica SA	1,634,767	3,965
	Iochpe Maxion SA	1,907,271	3,882
	SIMPAR SA	4,282,000	3,677
	Sendas Distribuidora SA ADR	458,531	3,609
	LOG Commercial Properties e Participacoes SA	795,056	3,502
[3]	LWSA SA	4,764,305	3,463
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,739,063	3,456

Total International Stock Index Fund
		Shares	Market Value• ($000)
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,251
	Grupo SBF SA	1,316,041	3,158
	Tupy SA	1,306,760	3,007
*	Log-in Logistica Intermodal SA	487,374	2,989
*	Cia Brasileira de Aluminio	2,951,276	2,847
	Cia Siderurgica Nacional SA ADR	1,588,434	2,796
	Gerdau SA ADR	800,508	2,794
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,252,860	2,785
*	CVC Brasil Operadora e Agencia de Viagens SA	7,885,781	2,756
*	Cia Brasileira de Distribuicao	3,916,154	2,737
	Pet Center Comercio e Participacoes SA	3,680,922	2,545
	Cia Energetica de Minas Gerais	933,649	2,523
	Centrais Eletricas Brasileiras SA ADR (XNYS)	197,501	2,184
[1]	Cia Paranaense de Energia - Copel ADR	205,996	2,000
*	Oncoclinicas do Brasil Servicos Medicos SA	3,437,806	1,387
	Ambev SA ADR	383,229	885
*,1	Braskem SA Class A ADR	213,266	535
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	291,799	305
*	Cia Brasileira de Distribuicao ADR	455,545	292
	Cia Paranaense de Energia - Copel ADR (XNYS)	8,914	92
	Petroleo Brasileiro SA - Petrobras ADR	98	1
			4,575,811
Canada (7.7%)
*	Shopify Inc. Class A (XTSE)	17,430,115	3,030,557
	Royal Bank of Canada	20,559,837	3,011,964
	Toronto-Dominion Bank	24,915,035	2,045,713
	Enbridge Inc.	31,623,057	1,474,563
	Brookfield Corp. Class A	30,693,722	1,413,502
	Bank of Montreal	10,436,441	1,296,454
	Bank of Nova Scotia	18,095,012	1,186,810
	Agnico Eagle Mines Ltd.	7,233,727	1,163,441
	Canadian Imperial Bank of Commerce	13,618,787	1,128,401
	Canadian Pacific Kansas City Ltd.	13,540,379	974,390
	Canadian Natural Resources Ltd.	30,051,408	961,397
	Manulife Financial Corp.	24,735,386	800,498
	Canadian National Railway Co.	8,092,895	776,025
	TC Energy Corp.	15,058,401	755,631
	Constellation Software Inc.	286,955	755,177
	Suncor Energy Inc.	17,703,881	704,974
	Wheaton Precious Metals Corp.	6,583,005	635,748
	National Bank of Canada	5,679,838	634,580
	Cameco Corp.	6,137,730	627,273
	Waste Connections Inc.	3,712,243	622,576
*	Celestica Inc.	1,662,959	572,524
	Alimentation Couche-Tard Inc.	11,199,913	569,199
	Barrick Mining Corp.	15,888,024	521,513
	Franco-Nevada Corp.	2,775,380	518,428
	Fairfax Financial Holdings Ltd.	319,047	517,984
	Dollarama Inc.	3,882,776	504,701
	Sun Life Financial Inc.	8,176,562	497,339
	Intact Financial Corp.	2,584,138	482,042
	Kinross Gold Corp.	17,812,407	414,275
	Nutrien Ltd.	7,079,135	385,566
	Power Corp. of Canada	7,828,269	366,702
	Fortis Inc.	7,248,630	364,357
	WSP Global Inc.	1,890,199	361,369
	Loblaw Cos. Ltd.	8,175,274	324,901
	Pembina Pipeline Corp.	8,430,905	318,950
	Restaurant Brands International Inc.	4,691,000	308,107
	Cenovus Energy Inc.	18,127,693	306,318
	Thomson Reuters Corp.	1,991,420	305,042
	Brookfield Asset Management Ltd. Class A	5,548,461	300,140
	Teck Resources Ltd. Class B	6,990,312	299,887
	Barrick Mining Corp. (XLON)	9,008,462	294,610
	RB Global Inc.	2,692,783	267,176
	CGI Inc.	2,904,452	252,766
	Tourmaline Oil Corp.	5,319,389	233,969
	Pan American Silver Corp.	6,016,402	211,907
	Emera Inc.	4,327,651	205,745

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	First Quantum Minerals Ltd.	9,889,024	205,318
	Imperial Oil Ltd.	2,254,414	199,394
	Metro Inc. Class A	2,889,279	192,591
	Alamos Gold Inc. Class A	6,054,856	186,669
	Stantec Inc.	1,655,264	183,306
	Magna International Inc.	3,865,799	182,630
*	Bombardier Inc. Class B	1,260,984	176,190
	AtkinsRealis Group Inc.	2,411,906	170,091
[3]	Hydro One Ltd.	4,595,362	169,490
	Great-West Lifeco Inc.	3,956,965	167,752
	iA Financial Corp. Inc.	1,357,395	160,230
	Lundin Mining Corp.	9,957,883	160,172
	Element Fleet Management Corp.	5,868,782	158,295
	ARC Resources Ltd.	8,516,946	157,095
	GFL Environmental Inc. (XTSE)	3,438,683	150,340
	TMX Group Ltd.	4,006,256	147,762
	Open Text Corp.	3,695,092	141,765
	Toromont Industries Ltd.	1,179,822	141,750
	George Weston Ltd.	2,293,826	139,473
[1]	Whitecap Resources Inc.	17,864,784	132,978
*	CAE Inc.	4,628,508	129,957
	AltaGas Ltd.	4,298,601	126,180
	Gildan Activewear Inc.	2,115,532	123,368
	Capital Power Corp.	2,252,496	114,026
*	Descartes Systems Group Inc.	1,242,629	109,746
*	Ivanhoe Mines Ltd. Class A	10,869,937	108,734
	TELUS Corp.	7,342,532	107,373
*	Equinox Gold Corp.	9,693,589	106,505
	Finning International Inc.	1,961,552	106,081
	BCE Inc.	4,472,598	102,236
	TFI International Inc.	1,133,901	101,898
	Colliers International Group Inc.	635,386	101,364
	Lundin Gold Inc.	1,431,289	97,304
*	Aritzia Inc.	1,363,316	95,229
	FirstService Corp.	590,465	93,991
*	IAMGOLD Corp.	8,017,270	92,831
	Hudbay Minerals Inc.	5,699,101	91,345
	OR Royalties Inc.	2,724,609	87,405
	Saputo Inc.	3,539,424	85,524
	Brookfield Renewable Corp.	1,955,026	84,638
*	NexGen Energy Ltd.	8,647,939	84,534
	Canadian Tire Corp. Ltd. Class A	722,161	82,820
	Keyera Corp.	2,775,409	81,943
	First Majestic Silver Corp.	6,359,470	81,299
	B2Gold Corp.	18,329,337	80,241
	MEG Energy Corp.	3,716,573	78,648
	Brookfield Infrastructure Corp. Class A	1,726,692	78,237
	South Bow Corp.	3,014,046	78,180
*	Capstone Copper Corp.	8,729,599	77,926
*	Eldorado Gold Corp.	2,960,097	75,873
	OceanaGold Corp.	3,366,232	75,291
	Onex Corp.	831,670	72,342
	Northland Power Inc.	3,809,738	69,619
	TransAlta Corp.	3,898,334	68,903
*	SSR Mining Inc.	2,921,592	66,054
	Definity Financial Corp.	1,400,270	65,144
	Algonquin Power & Utilities Corp.	11,286,911	63,011
	Canadian Apartment Properties REIT	2,282,905	62,780
	PrairieSky Royalty Ltd.	3,461,401	62,143
	Chartwell Retirement Residences	4,121,831	60,745
	Boyd Group Inc.	360,590	57,597
	RioCan REIT	4,259,536	57,004
*	Torex Gold Resources Inc.	1,348,986	55,727
	Granite REIT	879,990	49,453
*	Kinaxis Inc.	406,756	49,256
	West Fraser Timber Co. Ltd.	766,133	46,758
	Stella-Jones Inc.	808,758	45,906
	IGM Financial Inc.	1,134,056	43,622
	Choice Properties REIT	3,959,289	41,892
*	BlackBerry Ltd.	8,365,113	40,855

Total International Stock Index Fund
		Shares	Market Value• ($000)
	First Capital REIT	3,022,399	40,534
	Premium Brands Holdings Corp. Class A	584,870	40,324
	Gibson Energy Inc.	2,355,506	40,156
	Atco Ltd.	1,049,977	39,565
*	Novagold Resources Inc.	4,357,963	36,105
	Dream Industrial REIT	4,043,044	34,851
	Centerra Gold Inc.	2,937,132	34,407
	SmartCentres REIT	1,814,043	34,404
	Methanex Corp.	849,032	33,415
*	ATS Corp.	1,186,441	32,635
	Linamar Corp.	568,046	30,760
*	Bausch Health Cos. Inc.	4,335,155	30,538
	BRP Inc.	482,768	30,283
	H&R REIT	3,691,301	29,450
	Boralex Inc. Class A	1,459,960	29,313
	Topaz Energy Corp.	1,617,234	28,711
*	New Gold Inc.	3,832,434	28,226
*	Air Canada	2,107,132	27,703
	Boardwalk REIT	578,544	26,676
	Russel Metals Inc.	812,333	25,142
	Baytex Energy Corp.	9,770,870	23,616
	Quebecor Inc. Class B	734,633	23,434
	North West Co. Inc.	689,436	22,366
*	Galaxy Digital Inc. Class A	637,987	22,325
*,1	Energy Fuels Inc.	1,076,380	22,102
	Maple Leaf Foods Inc.	1,064,499	20,462
	GFL Environmental Inc.	462,534	20,208
*	Lightspeed Commerce Inc. (XTSE)	1,644,566	19,758
	Allied Properties REIT	1,792,224	18,886
	Superior Plus Corp.	3,161,770	17,989
	DPM Metals Inc.	838,211	17,929
	Paramount Resources Ltd. Class A	1,090,252	17,879
	Parex Resources Inc.	1,389,122	17,768
*	G Mining Ventures Corp.	885,641	17,434
	Vermilion Energy Inc.	2,241,287	16,763
	Primaris REIT	1,493,578	16,378
	Cameco Corp. (XTSE)	157,192	16,067
*,1	Southern Cross Gold Consolidated Ltd.	2,709,222	16,058
	Keyera Corp. (XTSE)	559,386	15,997
*	K92 Mining Inc.	1,179,559	15,685
	Transcontinental Inc. Class A	1,061,263	14,899
*	Denison Mines Corp.	4,538,964	14,466
*	Shopify Inc. Class A	82,302	14,309
	Secure Waste Infrastructure Corp.	1,132,434	14,138
	Peyto Exploration & Development Corp.	949,375	13,829
*	Fortuna Mining Corp.	1,546,676	12,781
*	Endeavour Silver Corp.	1,477,874	12,139
*	Athabasca Oil Corp.	2,423,677	11,906
*	Discovery Silver Corp.	2,696,235	11,265
*	Wesdome Gold Mines Ltd.	744,027	11,225
*	Orla Mining Ltd.	1,076,607	11,107
	Winpak Ltd.	361,251	11,081
*	MDA Space Ltd.	553,616	10,807
	Tamarack Valley Energy Ltd.	2,417,338	10,738
*	Seabridge Gold Inc.	445,564	10,630
*	ERO Copper Corp.	495,527	10,581
*	NGEx Minerals Ltd.	645,035	10,509
*	NuVista Energy Ltd.	784,527	9,330
	Enghouse Systems Ltd.	610,054	9,052
	Westshore Terminals Investment Corp.	491,777	9,039
	Sprott Inc.	107,737	8,846
*	Perpetua Resources Corp.	364,799	8,755
	EQB Inc.	137,175	8,751
	Altus Group Ltd.	211,492	8,689
	Pet Valu Holdings Ltd.	347,745	8,628
	Triple Flag Precious Metals Corp.	305,260	8,477
	TerraVest Industries Inc.	79,544	7,701
	goeasy Ltd.	62,396	7,503
	Freehold Royalties Ltd.	718,829	7,273
*	Skeena Resources Ltd.	430,437	6,963

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Richelieu Hardware Ltd.	252,527	6,923
*	Canfor Corp.	786,666	6,860
	Exchange Income Corp.	120,692	6,612
	Killam Apartment REIT	533,608	6,593
	Labrador Iron Ore Royalty Corp.	315,827	6,517
	Cogeco Communications Inc.	142,721	6,498
	Cargojet Inc.	110,908	6,464
*	Brookfield Wealth Solutions Ltd.	138,502	6,386
*	Advantage Energy Ltd.	794,156	6,302
*	Trisura Group Ltd.	227,343	6,265
	InterRent REIT	641,557	6,120
	Birchcliff Energy Ltd.	1,304,312	6,082
*	Allied Gold Corp.	398,205	6,059
	Sienna Senior Living Inc.	422,862	5,771
*,1	International Petroleum Corp.	341,162	5,419
	Crombie REIT	478,048	5,089
	Strathcona Resources Ltd.	189,447	4,998
*	NFI Group Inc.	464,640	4,751
	Brookfield Business Corp. Class A	111,503	4,064
	CT REIT	303,529	3,530
*	Canada Packers Inc.	212,899	2,540
*	Lightspeed Commerce Inc.	204,756	2,457
	Leon's Furniture Ltd.	82,211	1,712
*	Bombardier Inc. Class A	1,792	248
*,2	LunR Royalties Corp.	161,258	166
			42,520,165
Chile (0.1%)
	Banco de Chile	640,877,143	112,388
	Latam Airlines Group SA	3,692,233,290	83,912
	Falabella SA	12,111,878	76,268
	Banco de Credito e Inversiones SA	1,127,931	57,887
	Cencosud SA	18,495,248	57,287
	Banco Santander Chile	584,268,741	42,215
	Empresas Copec SA	5,737,607	40,987
	Parque Arauco SA	9,570,507	26,683
	Plaza SA	9,481,166	26,680
	Enel Chile SA	348,669,347	26,613
	Enel Americas SA	273,051,232	25,815
	Empresas CMPC SA	16,005,345	23,114
	Banco Santander Chile ADR	756,849	21,722
	Quinenco SA	3,983,635	18,211
	Banco Itau Chile SA	894,919	16,249
	Cencosud Shopping SA	6,835,264	16,210
	Latam Airlines Group SA ADR	350,695	15,778
	Colbun SA	102,835,004	15,456
	Aguas Andinas SA Class A	37,469,181	14,277
	Cia Cervecerias Unidas SA	1,832,859	11,676
	Cia Sud Americana de Vapores SA	188,323,387	9,361
	Engie Energia Chile SA	6,398,870	9,196
	Empresa Nacional de Telecomunicaciones SA	1,924,421	9,167
	SMU SA	45,923,085	7,467
	Inversiones La Construccion SA	462,813	7,366
	Vina Concha y Toro SA	6,585,247	7,181
	Ripley Corp. SA	13,874,654	6,742
	Salfacorp SA	5,783,021	6,352
*	CAP SA	873,045	5,834
	Inversiones Aguas Metropolitanas SA	5,763,655	5,812
	SONDA SA	6,033,547	2,182
	Enel Chile SA ADR	125,450	483
			806,571
China (9.0%)
	Tencent Holdings Ltd.	89,867,940	7,299,772
	Alibaba Group Holding Ltd.	259,723,896	5,526,600
*	PDD Holdings Inc. ADR	11,035,450	1,488,351
*,3	Xiaomi Corp. Class B	250,465,593	1,389,561
	China Construction Bank Corp. Class H	1,400,829,479	1,386,880
*,3	Meituan Class B	77,352,307	1,018,169
	Industrial & Commercial Bank of China Ltd. Class H	1,160,087,246	898,835
	NetEase Inc.	26,413,009	741,168

Total International Stock Index Fund
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class H	53,432,843	690,352
	Ping An Insurance Group Co. of China Ltd. Class H	94,249,522	680,890
	Trip.com Group Ltd.	9,048,431	636,751
	JD.com Inc. Class A	36,744,957	606,659
	Bank of China Ltd. Class H	1,003,869,141	568,435
*	Baidu Inc. Class A	31,794,923	481,256
[3]	Kuaishou Technology	40,407,849	375,160
	Zijin Mining Group Co. Ltd. Class H	87,018,595	359,997
	China Merchants Bank Co. Ltd. Class H	55,110,696	345,463
	China Life Insurance Co. Ltd. Class H	108,202,338	341,215
	Agricultural Bank of China Ltd. Class H	447,199,504	341,159
	PetroChina Co. Ltd. Class H	302,022,085	312,206
[3]	Pop Mart International Group Ltd.	9,680,398	275,360
*	BeOne Medicines Ltd. Class H	11,432,168	274,856
*,3	Innovent Biologics Inc.	23,153,478	259,726
	China Shenhua Energy Co. Ltd. Class H	49,053,060	255,428
	PICC Property & Casualty Co. Ltd. Class H	100,378,973	237,148
*	XPeng Inc. Class A	20,327,274	236,816
	Kweichow Moutai Co. Ltd. Class A	1,174,785	236,307
*,3	Wuxi Biologics Cayman Inc.	50,326,374	234,727
	Contemporary Amperex Technology Co. Ltd. Class A	4,109,353	224,679
	Geely Automobile Holdings Ltd. Class A	84,062,744	199,423
	ANTA Sports Products Ltd.	18,094,930	188,877
*,1	NIO Inc. Class A	25,441,284	183,954
*	Li Auto Inc. Class A	17,524,469	181,853
	China Petroleum & Chemical Corp. Class H	335,109,718	178,246
[3]	Nongfu Spring Co. Ltd. Class H	26,042,723	173,120
	Yum China Holdings Inc.	3,994,196	172,010
	KE Holdings Inc. ADR	9,454,518	161,200
	Tencent Music Entertainment Group ADR	7,200,418	160,713
	China Pacific Insurance Group Co. Ltd. Class H	37,438,483	151,778
	China Resources Land Ltd.	41,980,235	151,672
	Full Truck Alliance Co. Ltd. ADR	11,585,791	150,615
[1]	China Hongqiao Group Ltd.	39,241,783	148,993
*,3	Akeso Inc.	9,784,260	142,468
*,1	Horizon Robotics	124,431,000	140,920
*	New Oriental Education & Technology Group Inc.	22,293,096	133,307
	Sino Biopharmaceutical Ltd.	140,906,818	128,357
*	Bilibili Inc.	4,165,628	125,814
	China CITIC Bank Corp. Ltd. Class H	130,351,797	124,369
	ZTO Express Cayman Inc.	6,422,150	118,481
	CMOC Group Ltd. Class H	54,369,170	117,707
*,1,3	SenseTime Group Inc. Class B	385,218,000	117,495
*,3	JD Health International Inc.	15,037,095	117,379
	CSPC Pharmaceutical Group Ltd.	116,170,056	114,427
	People's Insurance Co. Group of China Ltd. Class H	127,061,106	114,115
	CITIC Ltd.	71,834,062	111,029
	China Merchants Bank Co. Ltd. Class A	19,251,429	110,737
	H World Group Ltd.	28,230,360	109,467
*	J&T Global Express Ltd.	85,178,400	109,294
	Haier Smart Home Co. Ltd. Class H	33,484,525	108,888
	Foxconn Industrial Internet Co. Ltd. Class A	10,721,505	108,122
[3]	3SBio Inc.	25,331,141	100,784
[3]	China Tower Corp. Ltd. Class H	68,191,964	98,513
*,1,3	Hua Hong Semiconductor Ltd. Class H	9,597,895	98,380
	Yangzijiang Shipbuilding Holdings Ltd.	36,352,522	98,179
	Kanzhun Ltd. ADR	4,426,011	98,080
[3]	Postal Savings Bank of China Co. Ltd. Class H	138,522,794	97,605
	Midea Group Co. Ltd. Class H	8,852,325	95,687
	Sunny Optical Technology Group Co. Ltd.	9,811,877	94,819
	Bank of Communications Co. Ltd. Class H	106,583,044	94,678
	ENN Energy Holdings Ltd.	10,747,251	93,644
	China Yangtze Power Co. Ltd. Class A	22,839,500	90,232
	Agricultural Bank of China Ltd. Class A	80,437,300	90,071
	China Overseas Land & Investment Ltd.	53,627,828	89,998
	New China Life Insurance Co. Ltd. Class H	14,133,632	89,319
	Zhaojin Mining Industry Co. Ltd. Class H	23,972,192	89,261
	CITIC Securities Co. Ltd. Class H	23,138,325	88,090
	Zijin Mining Group Co. Ltd. Class A	19,270,767	82,454
	Ping An Insurance Group Co. of China Ltd. Class A	10,112,947	82,243

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Mengniu Dairy Co. Ltd.	43,186,424	78,589
[3]	Guotai Haitong Securities Co. Ltd. Class H	40,893,079	78,356
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,776,047	78,154
*	Kingdee International Software Group Co. Ltd.	41,413,286	78,132
	Industrial & Commercial Bank of China Ltd. Class A	71,176,998	77,887
	China Resources Beer Holdings Co. Ltd.	22,672,843	77,553
[3]	Hansoh Pharmaceutical Group Co. Ltd.	16,309,836	74,874
*,3	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,764,600	73,144
	China Galaxy Securities Co. Ltd. Class H	50,708,533	72,949
	BYD Co. Ltd. Class A	5,131,330	72,766
	Li Ning Co. Ltd.	33,449,724	72,727
*	TAL Education Group ADR	5,891,618	72,231
	Aluminum Corp. of China Ltd. Class H	55,216,012	70,208
	Hygon Information Technology Co. Ltd. Class A	2,168,745	69,935
	China Resources Power Holdings Co. Ltd.	28,716,882	68,671
	Zhongji Innolight Co. Ltd. Class A	1,031,932	68,145
[1,3]	WuXi AppTec Co. Ltd. Class H	4,624,271	64,616
	Great Wall Motor Co. Ltd. Class H	33,274,951	64,359
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	37,051,225	64,255
[3]	China International Capital Corp. Ltd. Class H	23,491,222	63,909
	Jiangxi Copper Co. Ltd. Class H	15,316,420	63,907
	Kingsoft Corp. Ltd.	14,429,500	62,900
[1]	Yankuang Energy Group Co. Ltd. Class H	45,699,805	62,739
[3]	CGN Power Co. Ltd. Class H	155,465,720	61,594
	Wuliangye Yibin Co. Ltd. Class A	3,633,635	60,785
	Tsingtao Brewery Co. Ltd. Class H	8,900,719	60,156
	Luxshare Precision Industry Co. Ltd. Class A	6,776,261	60,034
*,1	XtalPi Holdings Ltd.	40,372,000	58,782
	China Gold International Resources Corp. Ltd.	3,450,200	58,077
	Weichai Power Co. Ltd. Class H	28,037,364	57,934
[1,3]	Shandong Gold Mining Co. Ltd. Class H	13,762,600	57,695
	Vipshop Holdings Ltd. ADR	3,253,409	56,902
*	GDS Holdings Ltd. Class A	12,744,586	56,783
	Industrial Bank Co. Ltd. Class A	19,824,679	56,407
*,1	GCL Technology Holdings Ltd.	320,080,000	55,953
*,1	China Ruyi Holdings Ltd.	153,591,121	54,749
*,1	Alibaba Health Information Technology Ltd.	73,097,919	54,523
[1,3]	Meitu Inc.	48,972,704	54,389
	Yum China Holdings Inc. (XHKG)	1,249,287	54,044
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,967,678	53,761
	BYD Electronic International Co. Ltd.	11,089,374	52,060
*	WuXi XDC Cayman Inc.	5,355,000	51,732
	Anhui Conch Cement Co. Ltd. Class H	17,159,266	51,160
	Kunlun Energy Co. Ltd.	54,952,728	50,512
	Bank of Communications Co. Ltd. Class A	49,531,191	50,029
	Huaneng Power International Inc. Class H	60,364,098	49,867
	Tongcheng Travel Holdings Ltd.	18,085,019	49,767
	Sinopharm Group Co. Ltd. Class H	19,596,927	48,847
	China Minsheng Banking Corp. Ltd. Class H	95,319,717	48,834
	China Coal Energy Co. Ltd. Class H	33,817,441	47,637
	CITIC Securities Co. Ltd. Class A	11,507,673	47,565
[3]	Huatai Securities Co. Ltd. Class H	18,368,505	46,180
[1]	ZTE Corp. Class H	10,919,928	46,126
	China Taiping Insurance Holdings Co. Ltd.	20,274,893	46,119
[3]	China Resources Mixc Lifestyle Services Ltd.	8,764,490	45,857
	Shanghai Pudong Development Bank Co. Ltd. Class A	28,346,272	45,830
	CRRC Corp. Ltd. Class H	60,372,034	45,811
[1,3]	Smoore International Holdings Ltd.	26,782,246	45,105
	Minth Group Ltd.	10,142,408	45,005
	China Longyuan Power Group Corp. Ltd. Class H	48,296,772	44,728
	Eoptolink Technology Inc. Ltd. Class A	927,821	44,579
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	773,100	44,442
*,3	JD Logistics Inc.	27,103,976	44,185
	China Gas Holdings Ltd.	39,498,553	40,626
*,3	NetEase Cloud Music Inc.	1,272,550	39,514
	Bosideng International Holdings Ltd.	64,420,417	39,420
	NAURA Technology Group Co. Ltd. Class A	675,430	38,644
*	Cambricon Technologies Corp. Ltd. Class A	199,440	38,547
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	5,812,189	38,382
*,1	Zai Lab Ltd.	14,611,820	38,128

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Shenhua Energy Co. Ltd. Class A	6,376,166	38,101
	Atour Lifestyle Holdings Ltd. ADR	977,724	38,092
*	Dongfeng Motor Group Co. Ltd. Class H	31,412,225	38,000
[1,3]	Haidilao International Holding Ltd.	22,732,310	37,461
[1,3]	Longfor Group Holdings Ltd.	30,218,157	37,327
	Guangdong Investment Ltd.	39,247,201	37,284
	Tingyi Cayman Islands Holding Corp.	26,761,630	36,718
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	276,170,000	36,611
	Qfin Holdings Inc. Class A ADR	1,514,965	36,586
	CMOC Group Ltd. Class A	15,209,330	36,471
	China National Building Material Co. Ltd. Class H	51,312,052	36,363
	Guotai Haitong Securities Co. Ltd.	13,307,914	36,278
	Muyuan Foods Co. Ltd. Class A	5,081,809	35,964
*,1	Genscript Biotech Corp.	17,320,403	35,951
	China Resources Gas Group Ltd.	12,809,074	35,223
[1]	MINISO Group Holding Ltd.	6,584,916	35,207
	China Nonferrous Mining Corp. Ltd.	18,973,316	34,995
	XD Inc.	3,987,036	34,580
	Bank of China Ltd. Class A	43,731,900	34,503
*,1	UBTech Robotics Corp. Ltd. Class H	1,942,750	34,377
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,134,087	34,287
*	Hesai Group ADR	1,431,334	33,966
[1,3]	Giant Biogene Holding Co. Ltd.	7,033,400	33,706
	PetroChina Co. Ltd. Class A	26,083,470	33,588
	China Merchants Port Holdings Co. Ltd.	17,143,261	33,202
*,1,3	Ascentage Pharma Group International	3,833,528	32,833
	Hengan International Group Co. Ltd.	9,312,507	32,615
	WuXi AppTec Co. Ltd. Class A	2,327,696	32,512
	GF Securities Co. Ltd. Class H	13,453,586	32,480
	Far East Horizon Ltd.	36,109,309	32,415
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,368,918	32,368
*,3	Mobvista Inc.	13,973,000	32,070
	China Pacific Insurance Group Co. Ltd. Class A	6,423,875	32,060
	Sinotruk Hong Kong Ltd.	9,570,475	31,973
*,3	China Literature Ltd.	5,897,477	31,771
	Sungrow Power Supply Co. Ltd. Class A	1,181,471	31,522
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	14,570,446	31,373
	China Everbright Environment Group Ltd.	50,695,687	31,367
	China Railway Group Ltd. Class H	61,367,618	31,131
	Kingboard Holdings Ltd.	8,641,240	30,960
*,1,3	Remegen Co. Ltd. Class H	2,604,320	30,143
[1]	Xinyi Solar Holdings Ltd.	65,383,252	30,128
[3]	China Feihe Ltd.	56,351,189	30,075
	China Medical System Holdings Ltd.	17,424,045	30,050
[1]	Laopu Gold Co. Ltd. Class H	337,800	29,735
	East Money Information Co. Ltd. Class A	8,271,043	29,671
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,551,757	29,571
	Beijing Enterprises Holdings Ltd.	6,709,413	29,440
	China State Construction Engineering Corp. Ltd. Class A	38,566,738	29,440
	Ping An Bank Co. Ltd. Class A	18,204,013	28,968
	Shaanxi Coal Industry Co. Ltd. Class A	9,046,804	28,867
[1]	China Cinda Asset Management Co. Ltd. Class H	170,950,397	27,710
*,1	Kingsoft Cloud Holdings Ltd.	32,935,915	27,665
*,1	Beijing Fourth Paradigm Technology Co. Ltd. Class H	3,838,000	27,501
	Shenzhen Inovance Technology Co. Ltd. Class A	2,540,314	27,485
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,287,778	27,376
	Dongyue Group Ltd.	21,116,811	27,168
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,860,543	26,666
	China State Construction International Holdings Ltd.	23,066,645	26,240
[1]	Yangzijiang Financial Holding Ltd.	32,218,058	26,184
	Bank of Jiangsu Co. Ltd. Class A	17,261,694	26,176
	Luzhou Laojiao Co. Ltd. Class A	1,384,206	26,170
[3]	Yadea Group Holdings Ltd.	16,720,488	26,141
*,3	InnoCare Pharma Ltd. Class H	14,193,135	26,019
	SF Holding Co. Ltd. Class A	4,557,381	25,834
	Wanhua Chemical Group Co. Ltd. Class A	2,934,183	25,827
	Hithink RoyalFlush Information Network Co. Ltd. Class A	502,131	25,609
	China Oilfield Services Ltd. Class H	26,099,043	25,479
	NARI Technology Co. Ltd. Class A	7,468,718	25,448
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,778,336	24,851

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,690,624	24,752
	China Power International Development Ltd.	57,337,568	24,718
	CRRC Corp. Ltd. Class A	22,916,800	24,682
	Haitian International Holdings Ltd.	9,008,058	24,615
	Sany Heavy Industry Co. Ltd. Class A	7,874,465	24,504
	China Construction Bank Corp. Class A	19,068,671	24,489
	Bank of Ningbo Co. Ltd. Class A	6,138,942	24,469
	China National Nuclear Power Co. Ltd. Class A	19,317,931	24,385
	Country Garden Services Holdings Co. Ltd.	30,627,942	24,353
	China Conch Venture Holdings Ltd.	19,446,034	24,314
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	34,474,950	24,132
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,372,500	24,084
	Chinasoft International Ltd.	31,722,258	23,747
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,406,835	23,618
	RLX Technology Inc. ADR	9,595,757	23,414
[1,3]	Ping An Healthcare & Technology Co. Ltd.	13,168,335	23,297
	ZTE Corp. Class A	3,794,764	23,165
	JOYY Inc. ADR	389,248	23,086
	China Petroleum & Chemical Corp. Class A	29,760,436	22,893
	Advanced Micro-Fabrication Equipment Inc. China Class A	580,294	22,798
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,912,978	22,796
	Autohome Inc. ADR	898,238	22,636
[1]	Zhejiang Expressway Co. Ltd. Class H	23,035,562	22,487
*,1	Shanghai Electric Group Co. Ltd. Class H	38,402,589	22,392
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,115,863	22,387
	Eve Energy Co. Ltd. Class A	1,907,258	22,306
*	ZEEKR Intelligent Technology Holding Ltd. ADR	781,138	22,286
	Haier Smart Home Co. Ltd. Class A	5,908,994	22,282
	China United Network Communications Ltd. Class A	29,082,900	22,175
*,1	RoboSense Technology Co. Ltd.	4,913,500	21,986
*,1	HUTCHMED China Ltd.	7,331,483	21,935
*,3	Keymed Biosciences Inc.	2,822,291	21,855
	Anhui Gujing Distillery Co. Ltd. Class B	1,720,423	21,750
*,1	Microport Scientific Corp.	13,914,539	21,715
	China Communications Services Corp. Ltd. Class H	36,057,501	21,610
	Postal Savings Bank of China Co. Ltd. Class A	26,621,473	21,523
*,1	Sunac China Holdings Ltd.	114,694,000	21,508
[1]	Jiangsu Expressway Co. Ltd. Class H	17,571,059	21,386
	Baoshan Iron & Steel Co. Ltd. Class A	20,530,444	21,279
	Gree Electric Appliances Inc. of Zhuhai Class A	3,758,783	21,018
	China CSSC Holdings Ltd. Class A	4,160,864	21,018
[1]	Brilliance China Automotive Holdings Ltd.	42,568,000	20,945
*	LONGi Green Energy Technology Co. Ltd. Class A	7,050,688	20,916
	Huatai Securities Co. Ltd. Class A	6,845,000	20,915
	OmniVision Integrated Circuits Group Inc.	1,133,841	20,832
	Shenzhen International Holdings Ltd.	19,912,834	20,641
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,700,882	20,525
	Montage Technology Co. Ltd. Class A	1,066,635	20,444
	China Everbright Bank Co. Ltd. Class A	43,358,109	20,358
	Shengyi Technology Co. Ltd. Class A	2,251,700	20,302
*	Daqo New Energy Corp. ADR	621,174	20,288
*,1	Damai Entertainment Holdings Ltd.	171,421,139	20,276
	Fosun International Ltd.	31,933,506	20,257
	SAIC Motor Corp. Ltd. Class A	8,625,472	20,181
[3]	CSC Financial Co. Ltd. Class H	11,853,945	20,108
	Sinopec Engineering Group Co. Ltd. Class H	21,314,326	20,078
[1]	AviChina Industry & Technology Co. Ltd. Class H	39,020,655	19,877
	China Reinsurance Group Corp. Class H	96,390,308	19,576
	Kingboard Laminates Holdings Ltd.	11,631,229	19,473
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,133,324	19,439
	Eastroc Beverage Group Co. Ltd. Class A	489,070	19,247
	GigaDevice Semiconductor Inc. Class A	619,961	19,177
	Lens Technology Co. Ltd. Class A	4,629,793	19,138
	New China Life Insurance Co. Ltd. Class A	1,997,191	19,035
	BOE Technology Group Co. Ltd. Class A	33,279,200	18,996
	Fufeng Group Ltd.	18,304,124	18,947
	Goldwind Science & Technology Co. Ltd. Class H	11,153,863	18,932
	China Everbright Bank Co. Ltd. Class H	45,642,762	18,725
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,294,500	18,662
	Shennan Circuits Co. Ltd. Class A	618,868	18,630

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Nanjing Co. Ltd. Class A	11,660,248	18,547
[1]	Beijing Enterprises Water Group Ltd.	57,368,578	18,439
	GF Securities Co. Ltd. Class A	5,797,188	18,408
	China Minsheng Banking Corp. Ltd. Class A	33,474,400	18,398
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	3,983,103	18,253
	Uni-President China Holdings Ltd.	16,822,074	18,212
[1]	TravelSky Technology Ltd. Class H	13,831,068	18,202
*,1	Air China Ltd. Class H	24,754,218	18,190
	Fuyao Glass Industry Group Co. Ltd. Class A	1,899,300	18,022
	Bank of Shanghai Co. Ltd. Class A	13,393,760	17,877
*,1	China Vanke Co. Ltd. Class H	31,511,061	17,852
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,878,109	17,837
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,785,650	17,754
*,1,3	East Buy Holding Ltd.	6,210,341	17,500
	Iflytek Co. Ltd. Class A	2,223,750	17,389
	TCL Electronics Holdings Ltd.	14,600,213	17,335
[1]	Sunshine Insurance Group Co. Ltd. Class H	36,183,684	17,171
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	17,163
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,916,466	17,127
[1,3]	China Resources Pharmaceutical Group Ltd.	26,418,203	16,930
	Aluminum Corp. of China Ltd. Class A	12,017,800	16,860
	Ningbo Tuopu Group Co. Ltd. Class A	1,615,161	16,850
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,244,952	16,815
	China Merchants Securities Co. Ltd. Class A	6,841,522	16,670
	Victory Giant Technology Huizhou Co. Ltd. Class A	404,562	16,641
*	iQIYI Inc. ADR	7,181,317	16,589
	China Three Gorges Renewables Group Co. Ltd. Class A	27,615,500	16,498
	Sinotrans Ltd. Class H	24,242,079	16,478
	China Jinmao Holdings Group Ltd.	95,215,558	16,455
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,707,400	16,436
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	16,405
	XCMG Construction Machinery Co. Ltd. Class A	10,955,664	16,387
	CSC Financial Co. Ltd. Class A	4,413,160	16,253
[3]	Simcere Pharmaceutical Group Ltd.	10,194,248	16,237
	C&D International Investment Group Ltd.	7,870,833	16,166
	China Galaxy Securities Co. Ltd. Class A	6,533,519	16,149
[1]	China Everbright Ltd.	12,356,287	16,045
[1]	Grand Pharmaceutical Group Ltd.	15,027,903	15,999
[1]	SF Holding Co. Ltd. Class H	3,445,600	15,988
	Suzhou TFC Optical Communication Co. Ltd. Class A	721,596	15,913
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,256,472	15,845
[1]	Zhongsheng Group Holdings Ltd.	10,020,897	15,819
	Wens Foodstuff Group Co. Ltd. Class A	6,183,288	15,783
	Greentown China Holdings Ltd.	14,709,750	15,744
*,1	Nine Dragons Paper Holdings Ltd.	21,928,711	15,707
	Avary Holding Shenzhen Co. Ltd. Class A	2,127,113	15,679
	Harbin Electric Co. Ltd. Class H	9,531,020	15,672
	Bank of Beijing Co. Ltd. Class A	19,868,814	15,616
	Xtep International Holdings Ltd.	21,546,341	15,602
	China Railway Group Ltd. Class A	19,473,700	15,385
	Ganfeng Lithium Group Co. Ltd. Class A	1,564,251	15,184
[1]	Mao Geping Cosmetics Co. Ltd. Class H	1,314,500	15,182
	Shanghai United Imaging Healthcare Co. Ltd. Class A	771,580	15,171
*	Shanghai Electric Group Co. Ltd. Class A	11,589,335	15,166
[1]	Shoucheng Holdings Ltd.	53,798,332	15,117
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,236,085	15,084
	Daqin Railway Co. Ltd. Class A	18,697,800	15,061
	Bank of Hangzhou Co. Ltd. Class A	6,824,004	15,061
*,3	Tuhu Car Inc. Class A	6,624,200	15,061
	GoerTek Inc. Class A	3,246,086	14,970
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	15,815,124	14,930
	Focus Media Information Technology Co. Ltd. Class A	13,684,272	14,894
	Aier Eye Hospital Group Co. Ltd. Class A	8,654,484	14,893
*	China Southern Airlines Co. Ltd. Class H	24,688,505	14,888
	China Traditional Chinese Medicine Holdings Co. Ltd.	49,275,682	14,844
	Seres Group Co. Ltd. Class A	678,100	14,808
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,056,300	14,758
*	Tongwei Co. Ltd. Class A	4,178,143	14,549
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,579,275	14,398
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,468,700	14,308

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lingyi iTech Guangdong Co. Class A	6,510,900	14,298
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	1,663,100	14,292
	Zhongjin Gold Corp. Ltd. Class A	4,584,785	14,241
	Hisense Home Appliances Group Co. Ltd. Class H	4,816,133	14,206
[1,3]	Pharmaron Beijing Co. Ltd. Class H	4,247,370	14,181
	SDIC Power Holdings Co. Ltd. Class A	7,023,803	14,172
*,1,3	Weimob Inc.	48,413,666	14,169
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,422,267	14,156
	China International Capital Corp. Ltd. Class A	2,732,049	14,156
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	563,956	14,120
*	Lufax Holding Ltd. ADR	4,516,139	14,090
	ANE Cayman Inc.	9,534,000	14,078
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	525,152	14,071
[3]	Topsports International Holdings Ltd.	35,408,479	14,033
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,134,776	13,754
*,1	Lifetech Scientific Corp.	52,788,619	13,667
[1]	Huadian Power International Corp. Ltd. Class H	23,110,209	13,623
	AECC Aviation Power Co. Ltd. Class A	2,475,006	13,598
	China Suntien Green Energy Corp. Ltd. Class H	24,250,313	13,559
[1]	Guangzhou Automobile Group Co. Ltd. Class H	32,293,508	13,541
	Weichai Power Co. Ltd. Class A	6,436,500	13,540
	China Tobacco International HK Co. Ltd.	2,775,123	13,518
[1,3]	China Merchants Securities Co. Ltd. Class H	6,690,425	13,433
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,167,400	13,394
	China Zheshang Bank Co. Ltd. Class H	41,116,000	13,394
	Weibo Corp. Class A	1,217,299	13,310
	Huaxia Bank Co. Ltd. Class A	13,798,334	13,209
	Yunnan Baiyao Group Co. Ltd. Class A	1,647,635	13,126
	China CITIC Bank Corp. Ltd. Class A	12,049,977	13,121
	Rongsheng Petrochemical Co. Ltd. Class A	9,123,064	13,069
*	EHang Holdings Ltd. ADR	709,434	13,061
*,1	China Eastern Airlines Corp. Ltd. Class H	25,405,864	13,048
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	13,043
[1]	Wanguo Gold Group Ltd.	3,288,000	12,944
*,1	XXF Group Holdings Ltd.	10,545,000	12,913
	TBEA Co. Ltd. Class A	4,685,399	12,898
[3]	Orient Securities Co. Ltd. Class H	13,773,298	12,834
*	Kuang-Chi Technologies Co. Ltd. Class A	2,001,900	12,821
*	Air China Ltd. Class A	11,576,100	12,801
	China Water Affairs Group Ltd.	15,737,909	12,696
	Metallurgical Corp. of China Ltd. Class H	41,595,697	12,675
	Guangdong Haid Group Co. Ltd. Class A	1,543,258	12,665
	Power Construction Corp. of China Ltd. Class A	15,938,502	12,635
	IEIT Systems Co. Ltd. Class A	1,376,652	12,610
*,1,3	CALB Group Co. Ltd. Class H	2,889,100	12,453
	Zhejiang Juhua Co. Ltd. Class A	2,503,746	12,433
	Anhui Conch Cement Co. Ltd. Class A	3,807,900	12,415
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	12,381
*	China Eastern Airlines Corp. Ltd. Class A	18,216,610	12,298
	Datang International Power Generation Co. Ltd. Class H	39,960,302	12,284
	GD Power Development Co. Ltd. Class A	16,492,670	12,266
	Zangge Mining Co. Ltd. Class A	1,455,479	12,051
	Chongqing Changan Automobile Co. Ltd. Class B	20,598,199	11,987
	Consun Pharmaceutical Group Ltd.	6,195,994	11,985
[1]	JF SmartInvest Holdings Ltd.	1,676,500	11,942
*,1	DPC Dash Ltd.	1,050,200	11,918
*	Shenzhen Longsys Electronics Co. Ltd. Class A	322,315	11,836
	COSCO SHIPPING Ports Ltd.	16,005,910	11,800
[1]	Dongfang Electric Corp. Ltd. Class H	4,834,100	11,795
	Yuexiu Property Co. Ltd.	20,480,657	11,792
	Shanghai Baosight Software Co. Ltd. Class B	10,426,046	11,698
	People's Insurance Co. Group of China Ltd. Class A	9,852,399	11,695
	Jiangxi Copper Co. Ltd. Class A	2,017,401	11,649
	Huaqin Technology Co. Ltd. Class A	815,400	11,639
*,1	Abbisko Cayman Ltd.	6,218,000	11,636
*	China Southern Airlines Co. Ltd. Class A	12,388,900	11,620
	China Overseas Property Holdings Ltd.	18,592,294	11,605
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,198,480	11,574
*,1,3	Luye Pharma Group Ltd.	28,554,039	11,569
	Lonking Holdings Ltd.	28,886,798	11,515

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Tianqi Lithium Corp. Class H	1,872,600	11,511
	Poly Developments & Holdings Group Co. Ltd. Class A	11,155,325	11,492
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	60,109,035	11,457
	CNPC Capital Co. Ltd. Class A	7,768,157	11,410
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	11,390
[1,3]	Shenwan Hongyuan Group Co. Ltd. Class H	25,675,200	11,297
*	Beijing Compass Technology Development Co. Ltd. Class A	555,805	11,297
*	Newborn Town Inc.	8,306,747	11,293
	TCL Technology Group Corp. Class A	18,595,040	11,275
	Hello Group Inc. Class A ADR	1,658,658	11,262
	Yankuang Energy Group Co. Ltd. Class A	5,440,155	11,256
*,3	Evergrande Property Services Group Ltd.	74,819,000	11,256
	Hengli Petrochemical Co. Ltd. Class A	4,454,620	11,243
	Greentown Service Group Co. Ltd.	19,538,059	11,224
	360 Security Technology Inc. Class A	6,650,891	11,194
	JinkoSolar Holding Co. Ltd. ADR	444,099	11,151
	Shanghai Electric Power Co. Ltd. Class A	2,671,808	11,150
	Piotech Inc. Class A	260,010	11,150
	Q Technology Group Co. Ltd.	6,190,379	11,132
[1]	Yihai International Holding Ltd.	7,244,377	11,115
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,364,400	11,109
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	210,762	11,057
	Shougang Fushan Resources Group Ltd.	28,076,840	11,016
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,964,753	11,014
	Shanghai Rural Commercial Bank Co. Ltd. Class A	9,139,720	10,961
	Guosen Securities Co. Ltd. Class A	5,540,252	10,939
*	Tianqi Lithium Corp. Class A	1,444,090	10,846
	Shanghai Industrial Holdings Ltd.	6,126,014	10,754
[1,3]	Yixin Group Ltd.	36,791,000	10,724
[1]	West China Cement Ltd.	28,002,756	10,701
	Orient Securities Co. Ltd. Class A	6,967,515	10,670
	Gotion High-tech Co. Ltd. Class A	1,665,900	10,666
[1]	Tianneng Power International Ltd.	9,609,375	10,653
[3]	China Railway Signal & Communication Corp. Ltd. Class H	24,227,444	10,630
[1,3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,770,717	10,597
	Yunnan Aluminium Co. Ltd. Class A	3,267,000	10,553
	Wasion Holdings Ltd.	6,530,000	10,506
	Huagong Tech Co. Ltd. Class A	932,500	10,463
*,1,3	Jinxin Fertility Group Ltd.	32,854,015	10,393
	Shanghai International Airport Co. Ltd. Class A	2,287,836	10,384
	China Energy Engineering Corp. Ltd. Class A	30,615,038	10,372
[1]	Weilong Delicious Global Holdings Ltd.	6,691,000	10,264
*,3	Legend Holdings Corp. Class H	7,936,853	10,259
	Poly Property Services Co. Ltd. Class H	2,369,372	10,221
[3]	Genertec Universal Medical Group Co. Ltd.	12,734,925	10,144
	Unisplendour Corp. Ltd. Class A	2,658,247	10,122
*,1,3	Alphamab Oncology	6,827,959	10,106
*	Seazen Group Ltd.	35,840,348	10,097
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,416,390	10,053
[1,3]	ZJLD Group Inc.	8,901,400	10,003
*	Hainan Airlines Holding Co. Ltd. Class A	39,978,922	9,950
	Rockchip Electronics Co. Ltd. Class A	389,286	9,931
	China Energy Engineering Corp. Ltd. Class H	66,436,185	9,911
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,766,452	9,901
	Zhejiang NHU Co. Ltd. Class A	2,896,420	9,897
[1]	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,687,600	9,889
	Onewo Inc. Class H	3,430,900	9,857
	Wolong Electric Group Co. Ltd. Class A	1,451,040	9,854
	China Merchants Energy Shipping Co. Ltd. Class A	7,506,900	9,751
*	Beijing Capital International Airport Co. Ltd. Class H	27,052,191	9,710
	Shengyi Electronics Co. Ltd. Class A	634,720	9,694
	Shenzhen Envicool Technology Co. Ltd. Class A	974,061	9,598
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,809,594	9,591
*	FIH Mobile Ltd.	3,978,856	9,497
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	860,600	9,491
	Everbright Securities Co. Ltd. Class A	3,623,200	9,479
[1]	Flat Glass Group Co. Ltd. Class H	6,023,777	9,471
	Huadong Medicine Co. Ltd. Class A	1,620,263	9,462
	JCET Group Co. Ltd. Class A	1,672,081	9,412
	Anhui Expressway Co. Ltd. Class H	5,923,025	9,404

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Huaneng Power International Inc. Class A	8,219,076	9,395
	Great Wall Motor Co. Ltd. Class A	2,920,964	9,358
	Sichuan Chuantou Energy Co. Ltd. Class A	4,512,676	9,339
	Yutong Bus Co. Ltd. Class A	2,050,400	9,317
	Bank of Chengdu Co. Ltd. Class A	3,928,227	9,285
*	Vnet Group Inc. ADR	879,267	9,144
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	792,622	9,105
	Sanan Optoelectronics Co. Ltd. Class A	4,634,981	9,044
*	Sunshine Lake Pharma Co. Ltd. Class H	1,531,191	9,025
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	9,017
	Giant Network Group Co. Ltd. Class A	1,827,700	9,016
[3]	Qingdao Port International Co. Ltd. Class H	9,826,832	8,983
	China Coal Energy Co. Ltd. Class A	4,700,254	8,974
	Founder Securities Co. Ltd. Class A	7,751,570	8,970
	Anhui Gujing Distillery Co. Ltd. Class A	395,337	8,950
*	COFCO Joycome Foods Ltd.	41,904,541	8,939
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,426,600	8,939
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,166,799	8,889
	Beijing Kingsoft Office Software Inc. Class A	175,997	8,882
	China Tourism Group Duty Free Corp. Ltd. Class A	829,192	8,870
	China International Marine Containers Group Co. Ltd. Class H	9,685,616	8,853
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,885,406	8,830
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,051,527	8,811
	Shenzhen Kinwong Electronic Co. Ltd. Class A	863,660	8,806
	Zhejiang Dahua Technology Co. Ltd. Class A	3,045,493	8,758
	Ningbo Deye Technology Co. Ltd. Class A	836,376	8,757
	Nexchip Semiconductor Corp. Class A	1,857,495	8,757
*	Biwin Storage Technology Co. Ltd. Class A	467,728	8,610
	Shannon Semiconductor Technology Co. Ltd. Class A	462,600	8,606
	Huizhou Desay Sv Automotive Co. Ltd. Class A	514,419	8,582
	Dongfang Electric Corp. Ltd. Class A	2,924,100	8,573
*	QuantumCTek Co. Ltd. Class A	104,500	8,515
	China Zheshang Bank Co. Ltd. Class A	20,253,530	8,513
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,812,667	8,504
	TongFu Microelectronics Co. Ltd. Class A	1,417,502	8,472
	Metallurgical Corp. of China Ltd. Class A	17,262,194	8,471
	Sinofert Holdings Ltd.	43,226,198	8,453
*,2,3	New Horizon Health Ltd.	4,645,117	8,453
	Bank of Chongqing Co. Ltd. Class H	8,188,046	8,450
	China Jushi Co. Ltd. Class A	3,643,388	8,394
	China Resources Microelectronics Ltd. Class A	1,169,690	8,345
	Huayu Automotive Systems Co. Ltd. Class A	2,899,605	8,327
	CIMC Enric Holdings Ltd.	8,618,208	8,324
	Tianshan Aluminum Group Co. Ltd. Class A	4,412,527	8,287
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	8,247
	Livzon Pharmaceutical Group Inc. Class H	2,036,405	8,190
*	National Silicon Industry Group Co. Ltd. Class A	2,545,348	8,180
	Anker Innovations Technology Co. Ltd. Class A	493,420	8,115
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,968,024	8,086
	Shanjin International Gold Co. Ltd. Class A	2,641,918	8,076
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	863,900	8,052
	China Lesso Group Holdings Ltd.	14,052,416	8,041
*	China Vanke Co. Ltd. Class A	9,109,238	8,032
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,143,526	7,988
	LexinFintech Holdings Ltd. ADR	1,646,123	7,934
	Zhejiang Chint Electrics Co. Ltd. Class A	1,967,302	7,932
	Hundsun Technologies Inc. Class A	1,792,351	7,929
	Sharetronic Data Technology Co. Ltd. Class A	347,480	7,924
[1]	China Resources Beverage Holdings Co. Ltd.	5,852,800	7,919
	Satellite Chemical Co. Ltd. Class A	3,124,848	7,870
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,448,928	7,860
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,828
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	45,519,906	7,791
[1]	Gushengtang Holdings Ltd.	2,107,696	7,764
	Western Mining Co. Ltd. Class A	2,277,167	7,681
	Empyrean Technology Co. Ltd. Class A	450,883	7,672
[1]	Fu Shou Yuan International Group Ltd.	20,277,420	7,671
	YTO Express Group Co. Ltd. Class A	3,178,645	7,643
	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	7,638
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	7,601

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Jinko Solar Co. Ltd. Class A	9,281,961	7,581
	CGN Power Co. Ltd. Class A	13,683,000	7,579
	Industrial Securities Co. Ltd. Class A	7,826,910	7,575
*	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	7,570
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,178,200	7,568
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,537,031	7,560
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,549
	CSI Solar Co. Ltd. Class A	3,461,438	7,540
[1]	Towngas Smart Energy Co. Ltd.	15,011,733	7,526
	Shenzhen Expressway Corp. Ltd. Class H	8,046,965	7,524
	Sinoma Science & Technology Co. Ltd. Class A	1,543,672	7,518
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,276,460	7,496
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	7,491
	Sichuan Road & Bridge Group Co. Ltd. Class A	5,570,370	7,424
*	Kunlun Tech Co. Ltd. Class A	1,144,945	7,419
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	7,393
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,592,500	7,389
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	7,366
*,3	CanSino Biologics Inc. Class H	1,238,502	7,364
*	Founder Technology Group Corp. Class A	4,242,700	7,359
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,342
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	228,340	7,339
	COSCO SHIPPING Development Co. Ltd. Class H	49,059,512	7,318
*	China Rare Earth Resources & Technology Co. Ltd. Class A	982,400	7,279
*	Wingtech Technology Co. Ltd. Class A	1,148,846	7,261
	Goldwind Science & Technology Co. Ltd. Class A	3,287,733	7,260
[1,3]	Linklogis Inc. Class B	17,607,793	7,239
*	Chongqing Qianli Technology Co. Ltd. Class A	4,315,000	7,233
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	7,229
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	7,212
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	701,637	7,201
	Sangfor Technologies Inc. Class A	389,394	7,175
	Zheshang Securities Co. Ltd. Class A	4,388,661	7,170
[1]	Huaxin Cement Co. Ltd. Class H	3,191,372	7,166
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	7,165
	Hengtong Optic-electric Co. Ltd. Class A	2,276,760	7,157
*	China Greatwall Technology Group Co. Ltd. Class A	3,005,400	7,152
	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,133
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	7,111
	Mango Excellent Media Co. Ltd. Class A	1,712,999	7,095
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,955,346	7,055
[1]	Tiangong International Co. Ltd.	18,463,510	6,992
	Kingnet Network Co. Ltd. Class A	2,075,700	6,948
*	Tianfeng Securities Co. Ltd. Class A	9,420,800	6,939
	Yunnan Yuntianhua Co. Ltd. Class A	1,716,173	6,939
*	Loongson Technology Corp. Ltd. Class A	357,643	6,930
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,692,835	6,928
*	Hua Hong Semiconductor Ltd. Class A	394,106	6,928
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,546,728	6,927
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	6,917
*	Yonyou Network Technology Co. Ltd. Class A	3,148,985	6,910
[1]	SSY Group Ltd.	17,286,411	6,901
	Spring Airlines Co. Ltd. Class A	915,500	6,896
	China BlueChemical Ltd. Class H	22,287,366	6,887
	Isoftstone Information Technology Group Co. Ltd. Class A	918,678	6,872
	Shanghai Baosight Software Co. Ltd. Class A	2,122,552	6,862
	China Resources Building Materials Technology Holdings Ltd.	31,451,498	6,840
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,209,936	6,824
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	6,809
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,606,815	6,769
*,3	BAIC Motor Corp. Ltd. Class H	26,130,954	6,757
	Sun Art Retail Group Ltd.	27,792,328	6,754
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	6,734
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	931,000	6,724
[1]	Poly Property Group Co. Ltd.	28,207,730	6,710
	Haisco Pharmaceutical Group Co. Ltd. Class A	842,263	6,710
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,657,267	6,698
*,1	Fenbi Ltd.	18,564,500	6,687
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,217,425	6,677
	Ecovacs Robotics Co. Ltd. Class A	530,240	6,667

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tsingtao Brewery Co. Ltd. Class A	721,758	6,664
*	Maanshan Iron & Steel Co. Ltd. Class H	20,158,000	6,617
[1]	PAX Global Technology Ltd.	9,658,609	6,617
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	938,573	6,596
	Huaneng Lancang River Hydropower Inc. Class A	4,761,800	6,586
	Sailun Group Co. Ltd. Class A	3,043,343	6,565
[1,3]	Blue Moon Group Holdings Ltd.	17,162,272	6,562
	Western Superconducting Technologies Co. Ltd. Class A	596,930	6,560
	China Overseas Grand Oceans Group Ltd.	23,460,402	6,555
*	Jiangsu Hoperun Software Co. Ltd. Class A	756,000	6,546
	Zhongtai Securities Co. Ltd. Class A	6,647,855	6,524
[1,3]	AsiaInfo Technologies Ltd.	5,607,627	6,514
	Accelink Technologies Co. Ltd. Class A	735,000	6,495
	Beijing Enlight Media Co. Ltd. Class A	2,715,180	6,472
*	CCOOP Group Co. Ltd. Class A	17,138,700	6,458
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,544,100	6,439
	JNBY Design Ltd.	2,771,664	6,429
*	China National Software & Service Co. Ltd. Class A	874,298	6,427
	Changjiang Securities Co. Ltd. Class A	5,169,432	6,411
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,207,173	6,387
	Shenzhen Kedali Industry Co. Ltd. Class A	252,005	6,382
[3]	China East Education Holdings Ltd.	7,542,127	6,341
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,598,178	6,337
	Hwatsing Technology Co. Ltd. Class A	328,163	6,334
	SDIC Capital Co. Ltd. Class A	5,743,800	6,332
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	797,235	6,324
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	6,323
	Sinopec Kantons Holdings Ltd.	12,206,714	6,314
	Imeik Technology Development Co. Ltd. Class A	280,660	6,312
	ACM Research Shanghai Inc. Class A	252,944	6,311
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,269	6,308
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	728,493	6,248
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,540,261	6,244
	SooChow Securities Co. Ltd. Class A	4,608,877	6,217
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,278,000	6,196
	Yuanjie Semiconductor Technology Co. Ltd. Class A	86,740	6,192
*,1,3	Yidu Tech Inc.	8,462,695	6,171
	Huadian Power International Corp. Ltd. Class A	8,093,872	6,158
	Sichuan Changhong Electric Co. Ltd. Class A	4,293,700	6,153
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	274,388	6,142
	Changchun High-Tech Industry Group Co. Ltd. Class A	388,973	6,140
	China National Chemical Engineering Co. Ltd. Class A	5,645,843	6,135
[1,3]	Angelalign Technology Inc.	745,678	6,121
*,1	Qunabox Group Ltd.	1,298,896	6,120
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,078,100	6,067
*	JA Solar Technology Co. Ltd. Class A	3,063,794	6,062
	Lee & Man Paper Manufacturing Ltd.	17,082,016	6,038
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,134,686	6,027
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	6,024
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,293,800	6,015
	XTC New Energy Materials Xiamen Co. Ltd. Class A	513,058	5,995
*	Yunnan Energy New Material Co. Ltd. Class A	878,030	5,988
	Beijing Tong Ren Tang Co. Ltd. Class A	1,255,334	5,979
	China Great Wall Securities Co. Ltd. Class A	3,825,800	5,948
*,1	Hopson Development Holdings Ltd.	14,642,216	5,940
*	Dosilicon Co. Ltd. Class A	452,776	5,937
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,416,720	5,928
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,884,088	5,916
	Shenzhen Megmeet Electrical Co. Ltd. Class A	550,425	5,886
	Yealink Network Technology Corp. Ltd. Class A	1,163,005	5,883
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,015,800	5,882
	CGN New Energy Holdings Co. Ltd.	16,551,506	5,858
	SG Micro Corp. Class A	565,431	5,853
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,248,921	5,849
	Ningbo Joyson Electronic Corp. Class A	1,301,400	5,834
	JL Mag Rare-Earth Co. Ltd. Class A	1,058,853	5,827
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	529,844	5,825
*,1,3	Haichang Ocean Park Holdings Ltd.	61,592,070	5,797
*	Sensteed Hi-tech Group Class A	10,058,500	5,792
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,089,279	5,771

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Trina Solar Co. Ltd. Class A	2,015,997	5,770
[3]	AK Medical Holdings Ltd.	7,627,497	5,768
*	United Nova Technology Co. Ltd. Class A	6,526,755	5,754
	Sichuan Expressway Co. Ltd. Class H	8,741,253	5,752
*	Talkweb Information System Co. Ltd. Class A	1,190,883	5,742
	New Hope Liuhe Co. Ltd. Class A	4,162,287	5,693
	Guangshen Railway Co. Ltd. Class H	19,393,193	5,691
[1,3]	Everbright Securities Co. Ltd. Class H	4,525,832	5,683
	Huafon Chemical Co. Ltd. Class A	4,489,105	5,662
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,789,900	5,661
	GEM Co. Ltd. Class A	4,722,320	5,652
	Neway Valve Suzhou Co. Ltd. Class A	765,800	5,651
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,711,716	5,641
	Kangji Medical Holdings Ltd.	4,856,782	5,624
	Smartsens Technology Shanghai Co. Ltd. Class A	376,085	5,624
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,129,280	5,622
	Ningbo Orient Wires & Cables Co. Ltd. Class A	637,700	5,619
	LB Group Co. Ltd. Class A	2,159,900	5,592
	China Education Group Holdings Ltd.	14,547,248	5,582
	Jinduicheng Molybdenum Co. Ltd. Class A	2,640,400	5,577
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	5,565
	Guolian Minsheng Securities Co. Ltd. Class A	3,593,900	5,563
	Yuexiu Transport Infrastructure Ltd.	10,154,245	5,550
	Zhejiang Cfmoto Power Co. Ltd. Class A	154,200	5,549
[1]	First Tractor Co. Ltd. Class H	5,514,714	5,548
	China Foods Ltd.	10,388,706	5,545
	Goneo Group Co. Ltd. Class A	903,073	5,545
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,442,850	5,538
	Beijing Roborock Technology Co. Ltd. Class A	241,010	5,534
	Tong Ren Tang Technologies Co. Ltd. Class H	9,260,777	5,526
	GalaxyCore Inc. Class A	2,460,636	5,522
*	Angang Steel Co. Ltd. Class H	21,115,121	5,513
	NetDragon Websoft Holdings Ltd.	3,514,629	5,491
*,1,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,408,800	5,485
	Ingenic Semiconductor Co. Ltd. Class A	448,646	5,473
	CNGR Advanced Material Co. Ltd. Class A	845,058	5,468
	Datang International Power Generation Co. Ltd. Class A	10,683,311	5,466
	Baiyin Nonferrous Group Co. Ltd. Class A	7,345,700	5,465
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	5,463
[1]	Ming Yuan Cloud Group Holdings Ltd.	12,860,192	5,462
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,273,507	5,427
*,1	Xinte Energy Co. Ltd. Class H	5,437,405	5,425
	Sinomine Resource Group Co. Ltd. Class A	683,675	5,411
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	920,400	5,402
	Bestechnic Shanghai Co. Ltd. Class A	156,004	5,395
	Hangzhou First Applied Material Co. Ltd. Class A	2,425,889	5,355
[1]	Tianli International Holdings Ltd.	17,273,057	5,333
	SUPCON Technology Co. Ltd. Class A	723,267	5,319
	China XD Electric Co. Ltd. Class A	4,743,383	5,317
*	OFILM Group Co. Ltd. Class A	3,062,214	5,313
	JCHX Mining Management Co. Ltd. Class A	577,834	5,311
	Hangcha Group Co. Ltd. Class A	1,314,201	5,309
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	262,325	5,294
	Dongxing Securities Co. Ltd. Class A	2,967,222	5,284
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	552,083	5,269
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	5,268
*	Guosheng Securities Inc. Class A	1,783,600	5,257
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	483,372	5,255
	Shenghe Resources Holding Co. Ltd. Class A	1,608,700	5,254
[1]	China Modern Dairy Holdings Ltd.	33,671,317	5,247
	Beijing New Building Materials plc Class A	1,568,735	5,242
	Bank of Changsha Co. Ltd. Class A	3,870,400	5,209
	Maxscend Microelectronics Co. Ltd. Class A	495,605	5,201
	Guoyuan Securities Co. Ltd. Class A	4,218,740	5,197
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	367,500	5,190
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,532,600	5,187
	Shenergy Co. Ltd. Class A	4,480,900	5,184
*	ASR Microelectronics Co. Ltd. Class A	394,539	5,181
*	Gaotu Techedu Inc. ADR	1,806,165	5,166
	Shenzhen Capchem Technology Co. Ltd. Class A	690,273	5,151

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hunan Valin Steel Co. Ltd. Class A	6,331,440	5,138
*	Skyverse Technology Co. Ltd. Class A	322,438	5,137
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	266,398	5,127
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	5,126
	Tianshui Huatian Technology Co. Ltd. Class A	2,998,345	5,088
	FinVolution Group ADR	832,799	5,088
*,1,3	Ocumension Therapeutics	4,736,327	5,075
*	Remegen Co. Ltd. Class A	363,135	5,058
	Hoshine Silicon Industry Co. Ltd. Class A	724,780	5,053
	Shandong Sun Paper Industry JSC Ltd. Class A	2,526,300	5,050
	APT Medical Inc. Class A	130,024	5,047
	Yunnan Tin Co. Ltd. Class A	1,512,373	5,040
	BOC International China Co. Ltd. Class A	2,545,100	5,032
	Yunnan Copper Co. Ltd. Class A	1,980,800	5,025
*	Orbbec Inc. Class A	408,959	5,017
	Caitong Securities Co. Ltd. Class A	4,129,990	4,994
[1]	China Risun Group Ltd.	16,527,094	4,975
	Shenzhen Goodix Technology Co. Ltd. Class A	430,100	4,971
[1,3]	Maoyan Entertainment	5,807,977	4,967
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,112,997	4,959
	Beijing Easpring Material Technology Co. Ltd. Class A	511,000	4,958
*	Xiangcai Co. Ltd. Class A	2,735,742	4,953
*	Sichuan Huafeng Technology Co. Ltd. Class A	460,731	4,953
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,715,775	4,942
	All Winner Technology Co. Ltd. Class A	766,079	4,932
	Fulin Precision Co. Ltd. Class A	1,790,838	4,932
	RoboTechnik Intelligent Technology Co. Ltd. Class A	156,700	4,928
*,3	China Bohai Bank Co. Ltd. Class H	37,535,427	4,924
*,1,3	Bairong Inc. Class B	3,887,000	4,922
	Geovis Technology Co. Ltd. Class A	858,327	4,922
	Western Securities Co. Ltd. Class A	4,066,144	4,911
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	4,908
	China Railway Signal & Communication Corp. Ltd. Class A	6,576,790	4,908
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	667,739	4,898
	Raytron Technology Co. Ltd. Class A	416,759	4,867
*	Quzhou Xin'an Development Co. Ltd. Class A	7,977,400	4,849
	ZMJ Group Co. Ltd. Class A	1,424,200	4,843
[1]	China Resources Medical Holdings Co. Ltd.	11,127,418	4,835
	Cinda Securities Co. Ltd. Class A	1,796,700	4,828
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,485,286	4,818
	Hangzhou GreatStar Industrial Co. Ltd.	1,108,000	4,802
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	262,960	4,796
	Bank of Suzhou Co. Ltd. Class A	4,119,080	4,789
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,793,640	4,774
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,288,916	4,774
[1]	Central China Securities Co. Ltd. Class H	14,369,093	4,766
	Glarun Technology Co. Ltd. Class A	1,186,100	4,761
	Youngor Fashion Co. Ltd. Class A	4,510,400	4,756
	Jiangsu Yoke Technology Co. Ltd. Class A	437,400	4,751
*	Amlogic Shanghai Co. Ltd. Class A	391,485	4,732
	Cathay Biotech Inc. Class A	662,190	4,730
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,825,744	4,728
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	190,300	4,725
	Flat Glass Group Co. Ltd. Class A	1,809,326	4,711
	Guangzhou Automobile Group Co. Ltd. Class A	4,267,885	4,700
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	4,692
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	169,374	4,688
	Leo Group Co. Ltd. Class A	6,242,000	4,680
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	924,130	4,680
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	4,675
[1]	Chervon Holdings Ltd.	1,800,600	4,672
[1]	Xinyi Energy Holdings Ltd.	28,603,177	4,670
*	BeOne Medicines Ltd. Class A	111,481	4,666
	DHC Software Co. Ltd. Class A	3,195,600	4,643
	Health & Happiness H&H International Holdings Ltd.	2,977,807	4,633
	Wintime Energy Group Co. Ltd. Class A	20,473,100	4,633
	First Capital Securities Co. Ltd. Class A	4,252,600	4,628
	Hubei Dinglong Co. Ltd. Class A	927,300	4,620
	Huaibei Mining Holdings Co. Ltd. Class A	2,469,766	4,610
	Sinolink Securities Co. Ltd. Class A	3,319,500	4,609

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Transsion Holdings Co. Ltd. Class A	429,571	4,605
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	4,586
	Huaan Securities Co. Ltd. Class A	4,896,093	4,563
	BOE Technology Group Co. Ltd. Class B	12,351,229	4,561
	Perfect World Co. Ltd. Class A	1,881,950	4,534
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,289,283	4,526
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	4,523
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	507,907	4,511
	Dajin Heavy Industry Co. Ltd. Class A	637,200	4,506
	Jiangsu Financial Leasing Co. Ltd. Class A	5,225,887	4,483
	Zhejiang Longsheng Group Co. Ltd. Class A	3,025,505	4,480
	Hunan Gold Corp. Ltd. Class A	1,469,546	4,477
	Shenzhen Sunway Communication Co. Ltd. Class A	890,435	4,474
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	11,697,070	4,472
	Digital China Group Co. Ltd. Class A	738,400	4,470
	Henan Shijia Photons Technology Co. Ltd. Class A	464,723	4,463
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,465,850	4,460
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,949	4,450
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,910,061	4,449
	Guanghui Energy Co. Ltd. Class A	5,999,300	4,444
	Yuexiu REIT	37,954,986	4,442
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,492,900	4,442
	Humanwell Healthcare Group Co. Ltd. Class A	1,493,200	4,435
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	4,434
	CITIC Heavy Industries Co. Ltd. Class A	4,189,306	4,425
*	Shenzhen Infogem Technologies Co. Ltd. Class A	663,600	4,423
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	4,423
	Ming Yang Smart Energy Group Ltd. Class A	2,075,183	4,417
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,654,200	4,411
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	4,406
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	4,398
	Tongkun Group Co. Ltd. Class A	2,192,760	4,384
	Guangdong Hongda Holdings Group Co. Ltd. Class A	776,900	4,381
*	Skyworth Group Ltd.	8,640,344	4,379
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,715,148	4,370
	Qilu Bank Co. Ltd. Class A	5,123,785	4,362
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	4,342
	Angel Yeast Co. Ltd. Class A	794,100	4,334
	Shenzhen SC New Energy Technology Corp. Class A	325,906	4,327
	Capital Securities Co. Ltd. Class A	1,477,800	4,321
	Liaoning Port Co. Ltd. Class A	17,969,865	4,320
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	4,319
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	4,316
	Shui On Land Ltd.	47,198,378	4,306
*	Seazen Holdings Co. Ltd. Class A	2,156,235	4,305
	Nanjing Securities Co. Ltd. Class A	3,613,900	4,304
	Beijing Yanjing Brewery Co. Ltd. Class A	2,598,810	4,295
	Shenzhen Sunlord Electronics Co. Ltd. Class A	797,600	4,284
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,849,833	4,258
	Leader Harmonious Drive Systems Co. Ltd. Class A	185,261	4,249
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,245
	Zhuhai CosMX Battery Co. Ltd. Class A	1,124,730	4,240
*	Shanghai DZH Ltd. Class A	2,073,038	4,231
	North Copper Co. Ltd. Class A	1,913,500	4,230
	Huali Industrial Group Co. Ltd. Class A	507,644	4,221
[1,3]	Sunac Services Holdings Ltd.	21,161,708	4,219
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	4,219
	Olympic Circuit Technology Co. Ltd. Class A	720,500	4,216
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	4,214
	Wuchan Zhongda Group Co. Ltd. Class A	5,119,185	4,210
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	4,209
	Asymchem Laboratories Tianjin Co. Ltd. Class A	305,296	4,209
	Wuhan Dameng Database Co. Ltd. Class A	106,301	4,204
[1]	Zhongyu Energy Holdings Ltd.	10,453,677	4,196
	Do-Fluoride New Materials Co. Ltd. Class A	1,048,800	4,187
*,1	Yanlord Land Group Ltd.	7,615,792	4,179
	Sieyuan Electric Co. Ltd. Class A	226,100	4,174
	EverProX Technologies Co. Ltd. Class A	296,300	4,152
	Ginlong Technologies Co. Ltd. Class A	366,910	4,147
	Nanjing Iron & Steel Co. Ltd. Class A	5,616,646	4,146

Total International Stock Index Fund
		Shares	Market Value• ($000)
	COFCO Capital Holdings Co. Ltd. Class A	2,321,784	4,146
	Hisense Visual Technology Co. Ltd. Class A	1,189,200	4,143
	GRG Banking Equipment Co. Ltd. Class A	2,283,743	4,125
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,306,600	4,115
*	Sichuan Hongda Co. Ltd. Class A	2,679,200	4,115
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	457,775	4,103
	Thunder Software Technology Co. Ltd. Class A	423,828	4,096
	State Grid Information & Communication Co. Ltd. Class A	1,580,322	4,095
	Skshu Paint Co. Ltd. Class A	659,896	4,091
	CSG Holding Co. Ltd. Class B	17,537,213	4,084
*	Sohu.com Ltd. ADR	274,107	4,084
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	4,081
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	4,075
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	4,075
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	4,045
	China Oilfield Services Ltd. Class A	1,997,090	4,043
[3]	Joinn Laboratories China Co. Ltd. Class H	1,461,958	4,037
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	4,023
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,001,400	4,021
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	843,737	4,014
*	Ninestar Corp. Class A	1,316,464	4,014
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	185,100	4,011
*	Hangzhou Iron & Steel Co. Class A	3,122,500	4,006
	Ningbo Zhoushan Port Co. Ltd. Class A	7,581,846	4,004
*	Pacific Securities Co. Ltd. Class A	6,302,199	3,987
	Kehua Data Co. Ltd. Class A	518,780	3,986
	Ningbo Zhenyu Technology Co. Ltd. Class A	171,182	3,986
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	3,980
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,971
*	Ningbo Shanshan Co. Ltd. Class A	2,048,424	3,959
	Qingdao TGOOD Electric Co. Ltd. Class A	969,518	3,956
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,952
	Wangsu Science & Technology Co. Ltd. Class A	2,426,000	3,947
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	709,320	3,942
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,459,240	3,937
	Sinotrans Ltd. Class A	4,160,521	3,934
*	SICC Co. Ltd. Class A	398,717	3,918
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,215,480	3,917
	Dazhong Mining Co. Ltd.	1,427,980	3,916
	Loncin Motor Co. Ltd. Class A	2,044,600	3,914
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	327,442	3,897
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	3,894
	Newland Digital Technology Co. Ltd. Class A	1,003,597	3,887
	Xiamen C & D Inc. Class A	2,711,800	3,885
	CIG Shanghai Co. Ltd. Class A	269,200	3,881
*	Youdao Inc. ADR	369,834	3,880
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	3,871
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	264,436	3,862
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,135	3,862
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	3,860
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,152,304	3,854
	China Yongda Automobiles Services Holdings Ltd.	17,542,260	3,852
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	3,851
	Southwest Securities Co. Ltd. Class A	5,775,609	3,848
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,665	3,842
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	3,841
	Hualan Biological Engineering Inc. Class A	1,694,155	3,839
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	136,482	3,839
	AVICOPTER plc Class A	755,891	3,830
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,829
	HLA Group Corp. Ltd. Class A	4,398,863	3,829
	Delton Technology Guangzhou Inc. Class A	367,000	3,827
	Sealand Securities Co. Ltd. Class A	5,956,200	3,826
*	Henan Zhongfu Industry Co. Ltd. Class A	3,963,900	3,792
	Shanghai Huace Navigation Technology Ltd. Class A	841,008	3,791
	Fujian Funeng Co. Ltd. Class A	2,665,434	3,789
	Shenzhen Huaqiang Industry Co. Ltd. Class A	967,730	3,780
	Oppein Home Group Inc. Class A	502,089	3,776
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,774
*	Siasun Robot & Automation Co. Ltd. Class A	1,453,840	3,769

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,767
	INESA Intelligent Tech Inc. Class B	5,249,900	3,766
	Anhui Yingliu Electromechanical Co. Ltd. Class A	671,700	3,765
	Zhende Medical Co. Ltd. Class A	281,700	3,764
	Huaxin Cement Co. Ltd. Class A	1,238,181	3,757
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	3,756
	Guangzhou Haige Communications Group Inc. Co. Class A	2,277,259	3,747
	Espressif Systems Shanghai Co. Ltd. Class A	159,236	3,741
	Juneyao Airlines Co. Ltd. Class A	2,052,352	3,739
	Anhui Yingjia Distillery Co. Ltd. Class A	627,454	3,738
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	303,900	3,736
	Ningbo Huaxiang Electronic Co. Ltd. Class A	801,000	3,735
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,682,481	3,734
	Beijing Jingneng Power Co. Ltd. Class A	5,496,400	3,725
	Giantec Semiconductor Corp. Class A	159,698	3,724
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,793,133	3,714
*,1	Shenzhen Investment Ltd.	34,333,328	3,711
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	3,711
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	3,710
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,705
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,083,980	3,703
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,699
	BBMG Corp. Class H	34,981,454	3,690
*	Qi An Xin Technology Group Inc. Class A	670,181	3,678
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,267,900	3,676
	Sunresin New Materials Co. Ltd. Class A	470,442	3,673
	Quectel Wireless Solutions Co. Ltd. Class A	275,061	3,662
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,659
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	3,657
	Shenzhen MTC Co. Ltd. Class A	4,222,900	3,651
*	AVIC Chengdu UAS Co. Ltd. Class A	536,273	3,651
*	ApicHope Pharmaceutical Group Co. Ltd.	463,900	3,649
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	260,100	3,635
	Advanced Fiber Resources Zhuhai Ltd. Class A	247,165	3,633
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,814,383	3,627
	China Zhenhua Group Science & Technology Co. Ltd. Class A	511,500	3,626
	COSCO SHIPPING Development Co. Ltd. Class A	9,826,572	3,619
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,617
	CETC Digital Technology Co. Ltd. Class A	942,650	3,607
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,992,700	3,606
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,606
	Konfoong Materials International Co. Ltd. Class A	272,200	3,596
	China Baoan Group Co. Ltd. Class A	2,230,264	3,592
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,587
*	MGI Tech Co. Ltd. Class A	386,492	3,578
[1,3]	Medlive Technology Co. Ltd.	2,636,000	3,574
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	7,149,300	3,558
	Hongta Securities Co. Ltd. Class A	2,886,800	3,557
	Jiangsu Leili Motor Co. Ltd. Class A	461,044	3,553
	Xuji Electric Co. Ltd. Class A	953,600	3,546
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	410,105	3,533
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	3,528
	Shanghai AtHub Co. Ltd. Class A	752,266	3,516
	AIMA Technology Group Co. Ltd. Class A	764,994	3,516
	Canmax Technologies Co. Ltd. Class A	822,523	3,514
	Intco Medical Technology Co. Ltd. Class A	631,800	3,511
	Huaming Power Equipment Co. Ltd. Class A	956,400	3,509
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	3,502
	Zhejiang Dingli Machinery Co. Ltd. Class A	468,585	3,500
	Nantong Jianghai Capacitor Co. Ltd. Class A	871,545	3,498
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	578,150	3,498
	Hesteel Co. Ltd. Class A	9,894,043	3,491
	Shanghai Belling Co. Ltd. Class A	726,100	3,490
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	983,300	3,481
	Jiangsu Azure Corp. Class A	1,287,600	3,477
	China Film Group Co. Ltd. Class A	1,697,932	3,475
[1,3]	A-Living Smart City Services Co. Ltd. Class H	10,915,289	3,473
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	3,465
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	3,463
	Guangdong Electric Power Development Co. Ltd. Class B	14,620,512	3,461

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Huayu Mining Co. Ltd. Class A	825,900	3,457
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,456
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	3,455
	Beijing Ultrapower Software Co. Ltd. Class A	2,016,200	3,447
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	3,438
	Castech Inc. Class A	527,820	3,438
	Concord New Energy Group Ltd.	69,280,075	3,433
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	883,900	3,433
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	967,419	3,424
	Joinn Laboratories China Co. Ltd. Class A	659,282	3,422
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	3,419
	Red Avenue New Materials Group Co. Ltd. Class A	589,400	3,416
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,406
	YongXing Special Materials Technology Co. Ltd. Class A	490,990	3,395
	Jiangsu Yangnong Chemical Co. Ltd. Class A	370,810	3,388
	Beijing Sinnet Technology Co. Ltd. Class A	1,763,000	3,379
	Shanghai M&G Stationery Inc. Class A	856,900	3,372
	Kingsemi Co. Ltd. Class A	199,647	3,367
	DBG Technology Co. Ltd. Class A	775,942	3,361
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,327,327	3,356
	Bloomage Biotechnology Corp. Ltd. Class A	442,409	3,356
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	828,900	3,349
*	Beiqi Foton Motor Co. Ltd. Class A	7,936,400	3,348
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,635,084	3,346
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	815,400	3,329
	Chongqing Brewery Co. Ltd. Class A	440,789	3,328
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	473,400	3,327
[1]	BOE Varitronix Ltd.	5,182,854	3,320
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,183,300	3,320
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,213,280	3,319
	CNOOC Energy Technology & Services Ltd. Class A	6,050,400	3,319
*	Shandong Hontron Aluminum Industry Holding Co. Ltd.	1,151,200	3,319
	Heilongjiang Agriculture Co. Ltd. Class A	1,633,800	3,318
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,315
	Autel Intelligent Technology Corp. Ltd. Class A	611,890	3,315
*	North Industries Group Red Arrow Co. Ltd. Class A	1,281,200	3,310
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,329,485	3,301
	Livzon Pharmaceutical Group Inc. Class A	638,043	3,295
	Eastern Air Logistics Co. Ltd. Class A	1,463,891	3,292
	Hydsoft Technology Co. Ltd. Class A	418,300	3,292
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	3,288
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	3,288
	Ruijie Networks Co. Ltd. Class A	314,020	3,275
	Beijing Sifang Automation Co. Ltd. Class A	826,800	3,272
	StarPower Semiconductor Ltd. Class A	222,235	3,270
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,262
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	3,262
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,053,245	3,261
	Huaxi Securities Co. Ltd. Class A	2,292,839	3,253
	Keda Industrial Group Co. Ltd. Class A	1,760,841	3,244
*	Maanshan Iron & Steel Co. Ltd. Class A	5,684,361	3,244
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	3,232
	Sinoma International Engineering Co. Class A	2,411,200	3,228
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,394,230	3,224
	Arcsoft Corp. Ltd. Class A	427,821	3,220
	T&S Communications Co. Ltd. Class A	229,500	3,220
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	838,380	3,217
	Grandblue Environment Co. Ltd. Class A	811,936	3,210
	Shanghai Construction Group Co. Ltd. Class A	8,094,700	3,208
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,799,700	3,205
*	JoulWatt Technology Co. Ltd. Class A	454,059	3,203
	Xiamen Xiangyu Co. Ltd. Class A	2,742,401	3,201
	Shanghai Zhonggu Logistics Co. Ltd. Class A	2,058,468	3,201
*,3	AInnovation Technology Group Co. Ltd. Class H	3,711,000	3,200
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	132,109	3,194
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,189
	Shuanglin Co. Ltd. Class A	566,840	3,189
	STO Express Co. Ltd. Class A	1,462,947	3,184
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	902,517	3,179
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,176

Total International Stock Index Fund
		Shares	Market Value• ($000)
	IKD Co. Ltd. Class A	997,568	3,175
	Tian Di Science & Technology Co. Ltd. Class A	3,773,445	3,171
*	Bohai Leasing Co. Ltd. Class A	6,310,900	3,171
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,236,901	3,169
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	3,160
	POCO Holding Co. Ltd. Class A	286,600	3,149
	Jilin Electric Power Co. Ltd. Class A	3,815,700	3,143
	Offshore Oil Engineering Co. Ltd. Class A	4,102,200	3,141
	Shanxi Securities Co. Ltd. Class A	3,488,979	3,140
	Beijing Teamsun Technology Co. Ltd. Class A	1,167,520	3,138
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	3,127
*,1	Sinopec Oilfield Service Corp. Class H	31,380,792	3,113
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	3,108
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	3,106
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	3,103
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,096
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	303,393	3,096
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,902,590	3,095
	Western Region Gold Co. Ltd. Class A	802,300	3,092
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	3,082
*,1	HealthyWay Inc.	3,734,500	3,081
	Bank of Chongqing Co. Ltd. Class A	2,050,159	3,078
	Beijing Shiji Information Technology Co. Ltd. Class A	2,216,377	3,077
	Weihai Guangwei Composites Co. Ltd. Class A	760,384	3,077
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,982,700	3,077
	Betta Pharmaceuticals Co. Ltd. Class A	384,100	3,071
	Northeast Securities Co. Ltd. Class A	2,402,200	3,068
	Xinfengming Group Co. Ltd. Class A	1,370,869	3,064
*	3peak Inc. Class A	128,320	3,063
*	Estun Automation Co. Ltd. Class A	864,200	3,058
	Fangda Carbon New Material Co. Ltd. Class A	3,528,745	3,056
	Jiangsu Etern Co. Ltd. Class A	1,456,200	3,056
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	3,051
	Winner Medical Co. Ltd. Class A	525,469	3,051
	Xi'an Bright Laser Technologies Co. Ltd. Class A	287,358	3,050
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	297,274	3,049
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	3,041
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	616,680	3,038
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	3,037
	Sany Renewable Energy Co. Ltd. Class A	761,797	3,029
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	3,028
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,027
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,018
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	3,017
	Electric Connector Technology Co. Ltd. Class A	425,122	3,008
*	Chengxin Lithium Group Co. Ltd. Class A	838,470	3,005
*,1	Yeahka Ltd.	2,693,772	3,004
	State Grid Yingda Co. Ltd. Class A	3,309,969	3,003
	Sinotruk Jinan Truck Co. Ltd. Class A	1,171,419	2,989
	Zhejiang Supor Co. Ltd. Class A	445,175	2,986
	Hubei Energy Group Co. Ltd. Class A	4,490,267	2,985
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	2,979
	Dalian Bio-Chem Co. Ltd. Class A	707,000	2,978
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,974
*	NavInfo Co. Ltd. Class A	2,349,619	2,972
	Jack Technology Co. Ltd. Class A	476,100	2,968
	Guangdong Aofei Data Technology Co. Ltd. Class A	1,040,870	2,968
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	280,161	2,959
	Guizhou Chanhen Chemical Corp. Class A	615,600	2,955
	Fibocom Wireless Inc. Class A	769,708	2,954
	Fujian Longking Co. Ltd. Class A	1,246,100	2,953
	Tinergy Chemical Co. Ltd. Class A	3,764,570	2,953
*	Shanxi Meijin Energy Co. Ltd. Class A	4,001,100	2,947
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,028,200	2,937
*	China First Heavy Industries Co. Ltd. Class A	6,485,500	2,935
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	2,931
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	645,600	2,916
	Jiangsu Pacific Quartz Co. Ltd. Class A	502,649	2,915
*	COL Group Co. Ltd. Class A	730,400	2,914
	Jiangxi Jovo Energy Co. Ltd. Class A	637,800	2,912

Total International Stock Index Fund
		Shares	Market Value• ($000)
	INESA Intelligent Tech Inc. Class A	1,031,583	2,905
	Shenzhen Forms Syntron Information Co. Ltd. Class A	547,325	2,904
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	2,903
*,3	JS Global Lifestyle Co. Ltd.	12,665,751	2,902
	Caida Securities Co. Ltd. Class A	2,831,600	2,901
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,165,400	2,892
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,101,900	2,889
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,886
	Shenzhen Yinghe Technology Co. Ltd. Class A	684,974	2,883
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,866
	Shandong Linglong Tyre Co. Ltd. Class A	1,324,516	2,865
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	2,865
	Keboda Technology Co. Ltd. Class A	262,571	2,863
	People.cn Co. Ltd. Class A	1,006,600	2,858
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	2,857
[1,3]	Jiumaojiu International Holdings Ltd.	12,535,535	2,855
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	290,371	2,852
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,312,300	2,850
*	DingDong Cayman Ltd. ADR	1,547,574	2,848
	Qingdao Sentury Tire Co. Ltd. Class A	1,041,479	2,845
	CITIC Metal Co. Ltd. Class A	1,659,400	2,842
	Baimtec Material Co. Ltd. Class A	377,070	2,842
	Yankershop Food Co. Ltd. Class A	275,244	2,840
	Grinm Advanced Materials Co. Ltd. Class A	887,700	2,833
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,574,093	2,826
*,1	Adicon Holdings Ltd.	3,632,727	2,825
	China National Medicines Corp. Ltd. Class A	674,300	2,824
	Beibuwan Port Co. Ltd. Class A	2,292,905	2,824
*	Antong Holdings Co. Ltd. Class A	4,679,400	2,822
	Sigmastar Technology Ltd. Class A	340,267	2,812
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,811
	Zhejiang Wanma Co. Ltd. Class A	1,113,418	2,811
	Andon Health Co. Ltd. Class A	493,572	2,811
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,755,300	2,810
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,809
[3]	Zhou Hei Ya International Holdings Co. Ltd.	11,927,252	2,799
*	BGI Genomics Co. Ltd. Class A	404,890	2,797
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	2,797
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,306,000	2,797
	By-health Co. Ltd. Class A	1,585,200	2,796
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,790
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,787
	Jiayou International Logistics Co. Ltd. Class A	1,411,295	2,786
	Shenzhen CECport Technologies Co. Ltd. Class A	741,899	2,784
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,110,126	2,783
	Anjoy Foods Group Co. Ltd. Class A	267,728	2,781
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,780
	Autobio Diagnostics Co. Ltd. Class A	514,190	2,779
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,777
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,775
	Huada Automotive Technology Corp. Ltd. Class A	452,275	2,774
	FAW Jiefang Group Co. Ltd. Class A	2,742,037	2,769
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,766
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,762
	Mloptic Corp. Class A	53,491	2,759
	Jiangsu Cnano Technology Co. Ltd. Class A	341,197	2,752
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,688,100	2,750
	Beijing United Information Technology Co. Ltd. Class A	688,287	2,749
	JiuGui Liquor Co. Ltd. Class A	307,000	2,745
	China Wafer Level CSP Co. Ltd. Class A	663,383	2,740
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,738
	China International Marine Containers Group Co. Ltd. Class A	2,464,650	2,736
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	262,700	2,734
	Northking Information Technology Co. Ltd. Class A	911,919	2,733
	Beijing Shougang Co. Ltd. Class A	4,622,895	2,730
	iRay Group Class A	178,773	2,729
	Winning Health Technology Group Co. Ltd. Class A	2,194,530	2,728
	Jizhong Energy Resources Co. Ltd. Class A	3,140,376	2,706
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	263,700	2,703
	Shede Spirits Co. Ltd. Class A	309,400	2,699

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	2,698
	Sichuan EM Technology Co. Ltd. Class A	961,100	2,693
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	2,686
	Shanghai Highly Group Co. Ltd. Class A	844,000	2,677
	Guangdong Dowstone Technology Co. Ltd. Class A	772,100	2,676
	Hanwei Electronics Group Corp. Class A	337,836	2,672
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	400,187	2,672
	YUNDA Holding Group Co. Ltd. Class A	2,606,085	2,669
	China Lilang Ltd.	6,151,094	2,666
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,663
	Sinosoft Co. Ltd. Class A	892,172	2,661
	Ningbo Boway Alloy Material Co. Ltd. Class A	864,100	2,655
	Qingdao Port International Co. Ltd. Class A	2,211,120	2,650
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	2,647
*,1	Zhihu Inc. ADR	607,842	2,644
	CECEP Wind-Power Corp. Class A	6,070,147	2,637
	China Coal Xinji Energy Co. Ltd. Class A	2,585,930	2,632
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,631
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,100	2,630
*	Suzhou Centec Communications Co. Ltd. Class A	153,288	2,628
*	Hybio Pharmaceutical Co. Ltd. Class A	885,100	2,626
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,237,298	2,620
	Zhuzhou Kibing Group Co. Ltd. Class A	2,617,700	2,613
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	2,613
	MotoMotion China Corp. Class A	196,703	2,609
	Yusys Technologies Co. Ltd. Class A	773,920	2,607
	Anhui Heli Co. Ltd. Class A	889,200	2,604
*	Zotye Automobile Co. Ltd. Class A	4,980,655	2,602
	Wuhan DR Laser Technology Corp. Ltd. Class A	275,016	2,601
	Taiji Computer Corp. Ltd. Class A	688,391	2,600
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,011,348	2,599
	Zhejiang HangKe Technology Inc. Co. Class A	565,305	2,598
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	216,047	2,596
*	TianShan Material Co. Ltd. Class A	3,065,680	2,595
	Central China Securities Co. Ltd. Class A	4,044,600	2,594
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,591
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,589
*	Sinocelltech Group Ltd. Class A	342,966	2,585
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,583
*	Shenyang Machine Tool Co. Ltd. Class A	2,369,500	2,583
	Gambol Pet Group Co. Ltd. Class A	252,300	2,582
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,572
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	256,609	2,570
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,565
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,563
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	227,276	2,560
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	651,489	2,558
	Shenzhen FRD Science & Technology Co. Ltd. Class A	578,001	2,555
	Fortior Technology Shenzhen Co. Ltd. Class A	93,523	2,545
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,634,936	2,543
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	2,543
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,541
*	TRS Information Technology Corp. Ltd. Class A	877,200	2,539
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,532
*	Hongyuan Green Energy Co. Ltd. Class A	609,954	2,528
	Longshine Technology Group Co. Ltd. Class A	1,004,156	2,525
*	Digital China Information Service Group Co. Ltd. Class A	945,402	2,524
	Innovation New Material Technology Co. Ltd. Class A	3,988,340	2,523
*	Sinopec Oilfield Service Corp. Class A	8,000,300	2,521
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,521
	Goke Microelectronics Co. Ltd. Class A	200,500	2,516
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	2,513
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,504
	Guobo Electronics Co. Ltd. Class A	249,916	2,502
	GCL Energy Technology Co. Ltd. Class A	1,662,100	2,501
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,497
	Anhui Kouzi Distillery Co. Ltd. Class A	548,100	2,497
*	Bringspring Science & Technology Co. Ltd. Class A	670,100	2,497
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,900	2,494
	Shanghai Longcheer Technology Co. Ltd.	395,300	2,493

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	417,055	2,492
*	Sai Micro Electronics Inc. Class A	722,374	2,486
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	310,900	2,486
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,483
*	Beijing Capital Development Co. Ltd. Class A	2,871,413	2,480
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	2,480
	China Oriental Group Co. Ltd.	14,683,391	2,478
	Chengdu Hi-tech Development Co. Ltd. Class A	352,200	2,478
	Hunan Zhongke Electric Co. Ltd. Class A	681,097	2,477
	Yantai China Pet Foods Co. Ltd. Class A	308,200	2,477
*	InventisBio Co. Ltd. Class A	580,589	2,476
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,474
	Foryou Corp. Class A	555,390	2,473
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	2,472
	Topchoice Medical Corp. Class A	404,652	2,471
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,927,700	2,471
*	China TransInfo Technology Co. Ltd. Class A	1,579,300	2,470
*	Tibet Tianlu Co. Ltd. Class A	1,376,050	2,469
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,469
*	Far East Smarter Energy Co. Ltd. Class A	2,243,600	2,459
	Lakala Payment Co. Ltd. Class A	726,400	2,457
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,454
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,449
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,010,200	2,443
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,216,721	2,435
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	2,433
	Guangzhou Development Group Inc. Class A	2,517,492	2,431
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,430
	Shanghai Huafon Aluminium Corp. Class A	982,100	2,426
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,426
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	2,424
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	2,421
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,414
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,414
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,413
	Jiangsu Lihua Foods Group Co. Ltd.	818,986	2,411
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,411
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,409
	Shanghai Beite Technology Co. Ltd. Class A	341,543	2,406
*	Roshow Technology Co. Ltd. Class A	1,925,200	2,402
	Shenzhen Bluetrum Technology Co. Ltd. Class A	124,971	2,394
*	Guocheng Mining Co. Ltd. Class A	935,164	2,385
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,658,849	2,385
	Ferrotec Anhui Technology Development Co. Ltd. Class A	434,600	2,385
*	Zhejiang Narada Power Source Co. Ltd. Class A	897,400	2,383
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	2,382
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	2,381
*	Beijing Relpow Technology Co. Ltd. Class A	644,650	2,380
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,378
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	2,376
	Shanghai Jahwa United Co. Ltd. Class A	673,500	2,374
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	2,373
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	210,986	2,364
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	2,362
	Primarius Technologies Co. Ltd. Class A	431,764	2,362
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,625,540	2,360
*	PCI Technology Group Co. Ltd. Class A	2,440,300	2,355
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,351
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,346,832	2,350
	Shanghai Vital Microtech Co. Ltd.	898,000	2,345
	Shaanxi International Trust Co. Ltd. Class A	4,567,800	2,338
	Liaoning Cheng Da Co. Ltd. Class A	1,303,900	2,337
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	2,336
	Hainan Mining Co. Ltd. Class A	1,699,100	2,331
	Bank of Qingdao Co. Ltd. Class A	3,192,893	2,325
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,325
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,322
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,089,500	2,321
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,319
	XGD Inc. Class A	595,400	2,318

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jafron Biomedical Co. Ltd. Class A	805,126	2,307
*	Venustech Group Inc. Class A	1,046,774	2,306
	CSSC Science & Technology Co. Ltd. Class A	1,368,500	2,304
	Hexing Electrical Co. Ltd. Class A	484,420	2,301
	Micro-Tech Nanjing Co. Ltd. Class A	197,060	2,294
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,293
	Weifu High-Technology Group Co. Ltd. Class A	759,641	2,292
	Shengda Resources Co. Ltd. Class A	693,600	2,291
	Sineng Electric Co. Ltd. Class A	505,283	2,288
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,284
*	Zhejiang Yongtai Technology Co. Ltd. Class A	833,164	2,281
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	839,400	2,281
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,271
	Qingdao Rural Commercial Bank Corp. Class A	5,008,125	2,267
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,263
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	2,262
	Kaishan Group Co. Ltd. Class A	1,002,149	2,259
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	2,257
	Focus Technology Co. Ltd. Class A	338,500	2,256
*	Jushri Technologies Inc. Class A	629,600	2,256
	Hefei Chipmore Technology Co. Ltd. Class A	1,096,777	2,256
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	523,490	2,256
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	374,900	2,255
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,254
	Beijing Jetsen Technology Co. Ltd. Class A	2,415,500	2,251
	China Petroleum Engineering Corp. Class A	4,485,100	2,246
*	Nanjing Tanker Corp. Class A	4,881,771	2,242
*	Gemdale Corp. Class A	4,076,384	2,241
*	Guangdong Topstar Technology Co. Ltd. Class A	480,361	2,241
	Pylon Technologies Co. Ltd. Class A	240,075	2,239
	Wuxi NCE Power Co. Ltd. Class A	423,201	2,234
	Harbin Hatou Investment Co. Ltd. Class A	2,115,049	2,228
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,871,200	2,228
	ORG Technology Co. Ltd. Class A	2,629,700	2,225
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	206,194	2,224
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	2,070,624	2,221
	Digiwin Co. Ltd.	300,763	2,220
	Wangfujing Group Co. Ltd. Class A	1,092,000	2,216
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,213
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,212
	Hefei Meiya Optoelectronic Technology Inc. Class A	773,896	2,211
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	2,210
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	787,465	2,208
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	2,207
	Sumec Corp. Ltd. Class A	1,387,900	2,206
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	242,204	2,205
	Digital China Holdings Ltd.	5,705,283	2,201
*	CETC Chips Technology Inc. Class A	1,171,400	2,201
	Lingyun Industrial Corp. Ltd. Class A	1,185,392	2,198
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,196
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	768,500	2,196
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,486,900	2,196
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,193
*	Hwa Create Co. Ltd. Class A	664,400	2,185
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	2,183
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	2,183
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	2,178
	Hengbao Co. Ltd. Class A	708,200	2,176
	China Southern Power Grid Technology Co. Ltd. Class A	291,581	2,173
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	295,920	2,171
*	Offcn Education Technology Co. Ltd. Class A	5,663,662	2,166
	Linktel Technologies Co. Ltd. Class A	133,500	2,164
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,161
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,188,100	2,159
	China Railway Materials Co. Ltd. Class A	5,721,100	2,155
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,751,216	2,154
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	2,154
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,697,593	2,153
	Hangzhou Shunwang Technology Co. Ltd. Class A	694,043	2,153
	Xinyu Iron & Steel Co. Ltd. Class A	3,644,000	2,152

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,246,300	2,148
	Levima Advanced Materials Corp. Class A	763,903	2,148
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,146
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,144
	Bank of Xi'an Co. Ltd. Class A	3,921,939	2,144
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,141
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	2,138
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	2,137
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	2,137
*	Sichuan Hexie Shuangma Co. Ltd. Class A	747,100	2,136
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,135
	Suntak Technology Co. Ltd. Class A	1,064,400	2,131
	Fujian Star-net Communication Co. Ltd. Class A	566,133	2,130
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	2,129
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,126
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,084,805	2,122
	Transfar Zhilian Co. Ltd. Class A	2,415,268	2,120
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,168,426	2,118
	China Kings Resources Group Co. Ltd. Class A	819,714	2,118
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	676,300	2,118
	Sinofibers Technology Co. Ltd. Class A	467,823	2,117
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,115
	Easy Click Worldwide Network Technology Co. Ltd. Class A	487,500	2,110
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,107
	BTG Hotels Group Co. Ltd. Class A	1,030,788	2,105
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	2,103
	Shandong Humon Smelting Co. Ltd. Class A	1,132,400	2,102
	Semitronix Corp. Class A	195,301	2,102
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	610,778	2,099
*	Merit Interactive Co. Ltd. Class A	408,000	2,097
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,076,201	2,094
	Hangzhou EZVIZ Network Co. Ltd. Class A	460,375	2,089
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	728,023	2,087
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	402,312	2,086
	China Merchants Port Group Co. Ltd. Class A	722,574	2,085
*	Vanchip Tianjin Technology Co. Ltd. Class A	396,480	2,085
	Jiangsu Shagang Co. Ltd. Class A	2,562,500	2,083
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	940,546	2,082
	CETC Cyberspace Security Technology Co. Ltd. Class A	807,089	2,075
*,2	Jinke Smart Services Group Co. Ltd. Class H	2,341,000	2,071
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	2,071
*	Easyhome New Retail Group Co. Ltd. Class A	5,095,900	2,070
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	2,069
	Weaver Network Technology Co. Ltd. Class A	256,900	2,066
*	Angang Steel Co. Ltd. Class A	5,521,250	2,065
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,686,690	2,065
	Neusoft Corp. Class A	1,396,200	2,065
	Guobang Pharma Ltd. Class A	645,587	2,065
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	2,064
*	Doushen Beijing Education & Technology Inc. Class A	2,085,500	2,064
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,418,900	2,064
	Nanjing Gaoke Co. Ltd. Class A	1,591,700	2,063
	Moon Environment Technology Co. Ltd. Class A	1,032,200	2,062
*	Hangjin Technology Co. Ltd. Class A	678,500	2,058
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,058
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,055
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,054
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	2,051
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,057,700	2,051
	Riyue Heavy Industry Co. Ltd. Class A	1,001,761	2,047
	China Meheco Group Co. Ltd. Class A	1,291,309	2,046
	Hangzhou Zhongheng Electric Co. Ltd. Class A	575,600	2,046
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	177,718	2,044
	Xiamen Intretech Inc. Class A	733,960	2,042
	Xizang Zhufeng Resources Co. Ltd. Class A	1,016,940	2,039
*	Polaris Bay Group Co. Ltd. Class A	1,969,500	2,038
	Shanghai Haixin Group Co. Class B	7,509,733	2,036
	ZWSOFT Co. Ltd. Guangzhou Class A	179,674	2,036
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	741,400	2,031
	Chinalin Securities Co. Ltd. Class A	913,000	2,030

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Balance Medical Technology Co. Ltd. Class A	126,132	2,030
*	Wondershare Technology Group Co. Ltd. Class A	198,569	2,023
	HBIS Resources Co. Ltd. Class A	766,800	2,023
	Willfar Information Technology Co. Ltd. Class A	389,372	2,020
	China Tianying Inc. Class A	2,447,700	2,019
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	558,172	2,018
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,428,904	2,018
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	2,018
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,020,100	2,008
	Air China Cargo Co. Ltd. Class A	2,177,972	2,008
	Skyworth Digital Co. Ltd. Class A	1,048,257	2,003
	Ningbo Xusheng Group Co. Ltd. Class A	946,040	2,003
	Servyou Software Group Co. Ltd. Class A	272,300	2,001
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,999
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,455,000	1,992
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,874,715	1,991
	Shenzhen Aisidi Co. Ltd. Class A	1,141,500	1,990
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	847,000	1,990
	Goldenmax International Group Ltd. Class A	858,300	1,989
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,216,900	1,986
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	701,200	1,981
	Windey Energy Technology Group Co. Ltd. Class A	771,500	1,981
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	910,300	1,979
	BBMG Jidong Cement Group Co. Ltd. Class A	2,918,800	1,977
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	1,976
	China Meidong Auto Holdings Ltd.	8,682,558	1,975
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,984,300	1,974
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,971
	DongFeng Automobile Co. Ltd. Class A	1,809,100	1,968
	PNC Process Systems Co. Ltd. Class A	450,380	1,967
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,967
	Baoji Titanium Industry Co. Ltd. Class A	436,342	1,966
*	China Express Airlines Co. Ltd. Class A	1,307,290	1,962
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	257,600	1,962
	Wasu Media Holding Co. Ltd. Class A	1,768,000	1,961
	Baowu Magnesium Technology Co. Ltd. Class A	972,612	1,957
	Aisino Corp. Class A	1,673,900	1,956
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,915,851	1,951
	Nanjing Hanrui Cobalt Co. Ltd. Class A	278,300	1,943
*	Porton Pharma Solutions Ltd. Class A	518,771	1,943
	Eastcompeace Technology Co. Ltd. Class A	570,310	1,941
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	1,941
	Visual China Group Co. Ltd. Class A	636,897	1,937
*	Bestway Marine & Energy Technology Co. Ltd. Class A	2,040,400	1,936
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,935
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	1,002,700	1,935
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,452,700	1,931
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	428,114	1,930
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	1,926
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	1,924
*	Nations Technologies Inc. Class A	586,900	1,923
	Explosive Co. Ltd. Class A	988,600	1,922
	Tianneng Battery Group Co. Ltd. Class A	402,868	1,920
	Ovctek China Inc. Class A	819,004	1,919
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,652,600	1,918
	OPT Machine Vision Tech Co. Ltd. Class A	107,170	1,918
*	Jihua Group Corp. Ltd. Class A	3,774,300	1,916
	Henan Lingrui Pharmaceutical Co. Class A	600,800	1,916
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,913
	PhiChem Corp. Class A	580,260	1,913
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	423,300	1,912
	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	1,908
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	1,907
	Kidswant Children Products Co. Ltd. Class A	1,258,813	1,907
*	Jishi Media Co. Ltd. Class A	3,645,900	1,904
*	GoodWe Technologies Co. Ltd. Class A	222,433	1,903
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,206,000	1,900
	Xiamen Kingdomway Group Co. Class A	667,531	1,894
*	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,893
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	1,890

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,889
	CIMC Vehicles Group Co. Ltd. Class A	1,394,600	1,884
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,020,402	1,882
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,882
*,1	Guangzhou R&F Properties Co. Ltd. Class H	27,088,975	1,881
	Shenzhen Hopewind Electric Co. Ltd. Class A	443,480	1,881
	Tibet Mineral Development Co. Ltd. Class A	508,100	1,879
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,878
*	Shenzhen Mason Technologies Co. Ltd. Class A	846,000	1,876
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,518,300	1,874
*	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,870
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,867
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,256,800	1,867
*	SOHO China Ltd.	26,302,712	1,864
	TDG Holdings Co. Ltd. Class A	1,289,100	1,862
	Gansu Energy Chemical Co. Ltd. Class A	5,109,172	1,860
	Zhuzhou Times New Material Technology Co. Ltd. Class A	906,500	1,860
	BBMG Corp. Class A	7,690,291	1,859
	Suzhou Secote Precision Electronic Co. Ltd. Class A	275,700	1,858
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,856
	Xianhe Co. Ltd. Class A	575,100	1,849
*	Ourpalm Co. Ltd. Class A	2,521,175	1,843
	China World Trade Center Co. Ltd. Class A	649,700	1,842
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	1,835
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,544,200	1,834
	Jiangzhong Pharmaceutical Co. Ltd. Class A	609,500	1,832
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,831
	Xinhuanet Co. Ltd. Class A	651,215	1,830
	Luenmei Quantum Co. Ltd. Class A	1,477,970	1,829
	Chengdu CORPRO Technology Co. Ltd. Class A	564,900	1,828
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,827
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	712,743	1,826
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,824
	Bank of Lanzhou Co. Ltd. Class A	5,408,900	1,824
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,823
	Zhejiang Medicine Co. Ltd. Class A	889,400	1,821
	Shenzhen Noposin Crop Science Co. Ltd. Class A	1,056,600	1,811
	Shandong Pharmaceutical Glass Co. Ltd. Class A	616,180	1,811
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,728,900	1,810
	FESCO Group Co. Ltd. Class A	679,700	1,810
	Sunstone Development Co. Ltd. Class A	522,642	1,809
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,808
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,806
	MLS Co. Ltd. Class A	1,470,816	1,803
	Guomai Technologies Inc. Class A	1,136,100	1,800
	Wuxi Autowell Technology Co. Ltd. Class A	292,828	1,799
	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	1,798
	Gaona Aero Material Co. Ltd. Class A	771,520	1,797
	Xi'An Shaangu Power Co. Ltd. Class A	1,463,000	1,789
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,262,275	1,788
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,796	1,787
	City Development Environment Co. Ltd. Class A	850,600	1,786
	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,785
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,785
*	Suzhou Everbright Photonics Co. Ltd. Class A	176,414	1,784
*	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	1,782
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,482,400	1,781
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,832,100	1,781
	Jinko Power Technology Co. Ltd. Class A	3,613,900	1,778
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,776
	Sansure Biotech Inc. Class A	573,367	1,776
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	1,775
	Shenzhen Sunline Tech Co. Ltd. Class A	853,700	1,774
*	BOE HC SemiTek Corp.	1,584,500	1,774
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	515,300	1,772
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	394,660	1,771
	Valiant Co. Ltd. Class A	899,400	1,771
	Sonoscape Medical Corp. Class A	436,861	1,761
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	1,760
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,754

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,752
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,750
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	224,211	1,746
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,745
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,744
	Jiangsu Guoxin Corp. Ltd. Class A	1,504,100	1,740
	Suofeiya Home Collection Co. Ltd. Class A	950,700	1,739
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,739
	YGSOFT Inc. Class A	1,901,455	1,738
	Eternal Asia Supply Chain Management Ltd. Class A	2,427,897	1,737
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,735
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,913,879	1,733
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,649,384	1,732
	Southern Publishing & Media Co. Ltd. Class A	869,900	1,730
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,322,300	1,729
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,728
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	1,728
*	Sinochem International Corp. Class A	2,937,600	1,726
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	678,181	1,726
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,724
	Sino-Platinum Metals Co. Ltd. Class A	736,858	1,722
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	1,720
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,717
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,715
	Jinlongyu Group Co. Ltd. Class A	394,200	1,715
	Gansu Shangfeng Cement Co. Ltd. Class A	1,078,158	1,711
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,710
*	Risen Energy Co. Ltd. Class A	1,128,190	1,707
	Hoymiles Power Electronics Inc. Class A	113,301	1,706
	Jinyu Bio-Technology Co. Ltd. Class A	1,124,100	1,704
*	Visionox Technology Inc. Class A	1,424,472	1,698
*	China Enterprise Co. Ltd. Class A	4,193,931	1,698
*	Archermind Technology Co. Ltd. Class A	220,918	1,698
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,695
*	Nuode New Materials Co. Ltd. Class A	1,701,346	1,694
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,172,776	1,693
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,692
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	686,600	1,692
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,688
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,688
	Qianhe Condiment & Food Co. Ltd. Class A	1,294,438	1,687
*	EFORT Intelligent Robot Co. Ltd.	527,326	1,685
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,684
	Naruida Technology Co. Ltd. Class A	307,157	1,683
	Zhejiang Semir Garment Co. Ltd. Class A	2,210,519	1,680
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,679
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,679
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,677
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,435,800	1,675
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,674
	Huatu Cendes Co. Ltd. Class A	177,140	1,672
*	HyUnion Holding Co. Ltd. Class A	1,326,400	1,669
	Norinco International Cooperation Ltd. Class A	1,060,749	1,667
	Mehow Innovative Ltd. Class A	504,980	1,666
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,663
*	CanSino Biologics Inc. Class A	149,416	1,662
*	Oriental Energy Co. Ltd. Class A	1,437,900	1,662
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,659
	Anhui Expressway Co. Ltd. Class A	789,733	1,657
	Jiangsu Guomao Reducer Co. Ltd. Class A	721,589	1,657
*	Shanghai STEP Electric Corp. Class A	651,600	1,655
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,654
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,651
*	Insigma Technology Co. Ltd. Class A	1,097,500	1,649
*	TPV Technology Co. Ltd. Class A	4,504,000	1,647
*	Xinzhi Group Co. Ltd. Class A	409,300	1,647
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,639
	Kunshan Dongwei Technology Co. Ltd. Class A	306,069	1,638
	Sichuan Injet Electric Co. Ltd. Class A	220,200	1,636
	Sichuan Expressway Co. Ltd. Class A	2,029,292	1,635

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eastern Communications Co. Ltd. Class A	888,600	1,635
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,635
	China Bester Group Telecom Co. Ltd. Class A	494,669	1,634
	Chongqing Chuanyi Automation Co. Ltd. Class A	497,680	1,633
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,551,100	1,632
*	Alpha Group Class A	1,335,100	1,629
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,629
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,900,600	1,629
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	199,016	1,629
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,234,996	1,628
	Fujian Boss Software Development Co. Ltd. Class A	849,180	1,627
*	Sanwei Holding Group Co. Ltd. Class A	994,400	1,620
	C&S Paper Co. Ltd. Class A	1,445,608	1,619
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,619
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,618
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,616
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,614
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,609
	CMST Development Co. Ltd. Class A	1,922,706	1,608
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,170,600	1,606
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,213,700	1,603
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	1,603
	Central China Land Media Co. Ltd. Class A	943,136	1,603
	Telling Telecommunication Holding Co. Ltd. Class A	1,129,000	1,601
	Suzhou Nanomicro Technology Co. Ltd. Class A	371,387	1,600
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,599
	Sichuan Teway Food Group Co. Ltd. Class A	950,342	1,595
	Sino Biological Inc. Class A	149,339	1,593
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	884,900	1,592
	Chengdu Leejun Industrial Co. Ltd. Class A	1,011,800	1,590
*	Addsino Co. Ltd. Class A	1,350,000	1,589
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	336,500	1,589
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,588
	Chengdu RML Technology Co. Ltd. Class A	245,610	1,587
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,583
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,582
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,291,100	1,581
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,580
*	Beijing eGOVA Co. Ltd. Class A	686,442	1,578
*	Sinodata Co. Ltd. Class A	362,900	1,575
	Ningbo Yongxin Optics Co. Ltd. Class A	108,900	1,569
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,568
*	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	1,566
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,562
	Chongqing Department Store Co. Ltd. Class A	406,400	1,562
	Shandong Dawn Polymer Co. Ltd. Class A	447,900	1,560
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,557
	Lao Feng Xiang Co. Ltd. Class A	229,628	1,556
	Tianjin Port Co. Ltd. Class A	2,299,829	1,555
	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,555
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,392,074	1,552
*	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	1,552
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,551
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	233,710	1,551
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	412,585	1,551
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,695,061	1,549
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,459,100	1,549
*,1	Gemdale Properties & Investment Corp. Ltd.	68,590,302	1,547
	Dian Diagnostics Group Co. Ltd. Class A	676,100	1,545
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	1,541
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	832,400	1,538
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,536
	Edifier Technology Co. Ltd. Class A	850,900	1,533
*	Geo-Jade Petroleum Corp. Class A	4,592,800	1,532
*	Greattown Holdings Ltd. Class A	1,986,700	1,530
*	CSG Smart Science & Technology Co. Ltd. Class A	866,200	1,529
	Shandong Publishing & Media Co. Ltd. Class A	1,298,787	1,526
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,445,160	1,525
	Qingdao Hanhe Cable Co. Ltd. Class A	2,891,516	1,524
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,523

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Deppon Logistics Co. Ltd. Class A	725,400	1,522
*	Guangdong DFP New Material Group Co. Ltd.	2,222,100	1,522
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,521
	Bluestar Adisseo Co. Class A	1,147,912	1,518
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,516
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,513
	Qingdao Haier Biomedical Co. Ltd. Class A	309,253	1,513
	Stanley Agricultural Group Co. Ltd. Class A	1,103,864	1,513
	Guangdong South New Media Co. Ltd. Class A	222,495	1,512
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	953,000	1,511
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,390,320	1,509
	Double Medical Technology Inc. Class A	214,825	1,509
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	1,508
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,508
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	522,000	1,507
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,505
	Sinocare Inc. Class A	564,449	1,503
	KPC Pharmaceuticals Inc. Class A	784,700	1,501
	Topsec Technologies Group Inc. Class A	1,022,800	1,499
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,008,100	1,497
*	C*Core Technology Co. Ltd. Class A	336,712	1,497
*	Red Star Macalline Group Corp. Ltd. Class A	3,836,664	1,495
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,493
	Shenzhen Hello Tech Energy Co. Ltd. Class A	173,710	1,492
	JSTI Group Class A	1,259,980	1,491
*	Wonders Information Co. Ltd. Class A	1,536,300	1,490
*	Chongqing Taiji Industry Group Co. Ltd. Class A	504,100	1,489
	NYOCOR Co. Ltd. Class A	1,894,200	1,486
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	209,435	1,484
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	347,432	1,482
	Shanghai Yaoji Technology Co. Ltd. Class A	405,900	1,481
	Jiangsu ToLand Alloy Co. Ltd. Class A	384,650	1,481
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,272,400	1,476
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,476
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,474
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,473
	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,469
*	Youzu Interactive Co. Ltd. Class A	810,400	1,469
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,469
	Youngy Co. Ltd. Class A	219,700	1,467
*	Bio-Thera Solutions Ltd. Class A	376,874	1,464
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	778,200	1,461
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	1,460
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,460
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,459
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,458
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,458
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,458
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,457
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,457
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,456
*	Hymson Laser Technology Group Co. Ltd. Class A	240,270	1,454
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,886,394	1,453
	Camel Group Co. Ltd. Class A	1,012,512	1,452
	Aotecar New Energy Technology Group Co. Ltd. Class A	3,246,800	1,452
	Shanghai Runda Medical Technology Co. Ltd. Class A	613,000	1,451
*	Xian International Medical Investment Co. Ltd. Class A	2,149,200	1,449
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,448
*	North Electro-Optic Co. Ltd. Class A	576,400	1,446
	Shanghai SMI Holding Co. Ltd. Class A	2,194,800	1,444
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,443
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	1,442
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,439
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,438
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,433
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,966,960	1,432
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,431
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,095,200	1,430
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,430
	Sumavision Technologies Co. Ltd. Class A	1,800,200	1,429

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Toyou Feiji Electronics Co. Ltd. Class A	467,300	1,429
	Anhui Guangxin Agrochemical Co. Ltd. Class A	867,108	1,429
	Jiangsu Yunyi Electric Co. Ltd. Class A	839,000	1,429
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,171,000	1,428
	Rizhao Port Co. Ltd. Class A	3,193,500	1,428
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,426
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,425
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,423
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,422
	Shanghai Environment Group Co. Ltd. Class A	1,218,800	1,422
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	464,100	1,416
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	1,413
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,409
*	Shanghai Medicilon Inc. Class A	142,305	1,408
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,289,670	1,406
	Changjiang Publishing & Media Co. Ltd. Class A	1,138,600	1,402
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,269,000	1,402
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,891,500	1,400
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,398
	Arctech Solar Holding Co. Ltd. Class A	231,969	1,397
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,207,700	1,397
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,396
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,395
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,394
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	555,767	1,394
	Yangling Metron New Material Inc. Class A	593,180	1,389
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	413,075	1,389
	PharmaBlock Sciences Nanjing Inc. Class A	230,677	1,385
	Henan Liliang Diamond Co. Ltd. Class A	255,300	1,379
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	950,300	1,379
*	Shenzhen Baoming Technology Co. Ltd. Class A	182,900	1,379
*	Henan Yuneng Holdings Co. Ltd. Class A	1,621,724	1,375
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,373
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,371
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,371
	Jiaze Renewables Co. Ltd.	2,224,400	1,370
	Chengdu Guoguang Electric Co. Ltd. Class A	108,677	1,370
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,447,240	1,369
	Lier Chemical Co. Ltd. Class A	767,622	1,369
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,371,480	1,367
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	1,367
	First Tractor Co. Ltd. Class A	744,400	1,365
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,365
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,360
	Jiangling Motors Corp. Ltd. Class A	481,278	1,359
	Wuxi Boton Technology Co. Ltd. Class A	414,700	1,358
	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,357
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,357
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,354
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,498,600	1,352
*	Global Infotech Co. Ltd. Class A	453,400	1,351
	Jinhui Liquor Co. Ltd. Class A	481,182	1,345
*	Guoguang Electric Co. Ltd. Class A	601,300	1,341
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	243,500	1,340
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,336
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,334
	China Publishing & Media Co. Ltd. Class A	1,384,500	1,333
	Tongyu Communication Inc. Class A	509,510	1,331
	Changzheng Engineering Technology Co. Ltd. Class A	498,726	1,331
	Fujian Longxi Bearing Group Co. Ltd. Class A	400,100	1,330
	Shenzhen Das Intellitech Co. Ltd. Class A	2,890,300	1,329
	Shenma Industry Co. Ltd. Class A	951,600	1,329
*	Anyang Iron & Steel Inc. Class A	3,730,300	1,328
	IReader Technology Co. Ltd. Class A	454,300	1,327
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,323
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,321
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	511,725	1,320
	Sino Wealth Electronic Ltd. Class A	343,455	1,319
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,414,950	1,319
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,318

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhongmin Energy Co. Ltd. Class A	1,806,500	1,318
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,316
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	699,700	1,315
	China Science Publishing & Media Ltd. Class A	479,300	1,315
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	827,562	1,313
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,312
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,311
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,310
	Fushun Special Steel Co. Ltd. Class A	1,778,900	1,310
	Edan Instruments Inc. Class A	671,600	1,308
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,286,700	1,307
	EIT Environmental Development Group Co. Ltd. Class A	400,744	1,306
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,022,800	1,306
	Zhejiang Construction Investment Group Co. Ltd. Class A	988,000	1,305
	Cheng De Lolo Co. Ltd. Class A	1,004,068	1,303
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,300
	Beijing Gehua CATV Network Co. Ltd. Class A	1,149,866	1,300
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,296
	Jade Bird Fire Co. Ltd. Class A	822,926	1,295
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	1,295
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,293
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	1,293
	Shanghai Pudong Construction Co. Ltd. Class A	1,138,139	1,291
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,133,928	1,290
*	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,289
	Shinva Medical Instrument Co. Ltd. Class A	588,640	1,286
	Triangle Tyre Co. Ltd. Class A	618,800	1,286
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,248,400	1,286
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,285
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,285
	Sinomach Automobile Co. Ltd. Class A	1,466,100	1,285
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,282
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	1,281
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,281
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,280
	Black Peony Group Co. Ltd. Class A	1,064,500	1,280
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	433,341	1,279
	Toread Holdings Group Co. Ltd. Class A	971,898	1,278
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,275
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	1,275
*,2	Shenzhen Gongjin Electronics Co. Ltd. Class A	777,400	1,274
*	Minmetals Development Co. Ltd. Class A	990,610	1,274
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	1,273
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,271
	Suning Universal Co. Ltd. Class A	3,542,392	1,270
*	Hongbo Co. Ltd. Class A	504,726	1,268
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,267
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	470,600	1,267
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,266
	Beyondsoft Corp. Class A	660,400	1,266
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,260
	Yunnan Energy Investment Co. Ltd. Class A	737,662	1,260
	Foran Energy Group Co. Ltd. Class A	734,945	1,259
	Shandong Lukang Pharma Class A	890,700	1,255
	Solareast Holdings Co. Ltd. Class A	881,700	1,253
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	876,500	1,252
	Hanyu Group Joint-Stock Co. Ltd. Class A	623,200	1,248
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,246
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,246
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,244
*	Konka Group Co. Ltd. Class A	1,630,500	1,243
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,242
*	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,242
	Huafu Fashion Co. Ltd. Class A	1,846,024	1,241
	Jinlei Technology Co. Ltd. Class A	300,359	1,237
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,237
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,236
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,236
*	Bright Real Estate Group Co. Ltd. Class A	2,132,500	1,233
	Jinhong Gas Co. Ltd. Class A	432,003	1,231

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,230
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,229
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,229
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,228
	Sanquan Food Co. Ltd. Class A	782,125	1,227
	Three Squirrels Inc. Class A	369,600	1,225
	Hainan Expressway Co. Ltd. Class A	1,172,600	1,223
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	1,222
	Chengzhi Co. Ltd. Class A	1,133,107	1,220
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,217
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,217
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,209
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,209
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,209
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	327,811	1,208
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,207
	Guotai Epoint Software Co. Ltd. Class A	314,596	1,206
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	323,500	1,205
	Guangdong Marubi Biotechnology Co. Ltd. Class A	248,400	1,205
	Lancy Co. Ltd. Class A	435,200	1,204
*	Fujian Snowman Group Co. Ltd. Class A	775,200	1,204
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	1,200
	Rianlon Corp. Class A	212,700	1,198
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,198
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	1,197
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	681,700	1,196
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,191
	Zhejiang Vie Science & Technology Co. Ltd. Class A	606,693	1,191
	Shenzhen YHLO Biotech Co. Ltd. Class A	563,482	1,191
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,187
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,185
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	621,400	1,184
	263 Network Communications Co. Ltd. Class A	1,314,630	1,184
	Hualan Biological Vaccine Inc. Class A	383,700	1,183
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	257,863	1,182
*	Client Service International Inc. Class A	470,750	1,180
	Mesnac Co. Ltd. Class A	972,100	1,179
	Jingjin Equipment Inc. Class A	549,340	1,178
	Shanghai Zhezhong Group Co. Ltd. Class A	465,900	1,178
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	1,177
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	1,176
*	Piesat Information Technology Co. Ltd. Class A	271,820	1,175
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,173
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	521,040	1,173
	Suzhou Good-Ark Electronics Co. Ltd. Class A	813,400	1,171
	Wencan Group Co. Ltd. Class A	385,085	1,170
*	ABA Chemicals Corp. Class A	1,145,400	1,169
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,168
	Luoniushan Co. Ltd. Class A	1,132,600	1,168
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,987,600	1,168
	Winall Hi-Tech Seed Co. Ltd. Class A	938,060	1,168
*	B-Soft Co. Ltd. Class A	1,746,795	1,167
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,165
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,165
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,164
	MYS Group Co. Ltd. Class A	1,908,300	1,160
	Befar Group Co. Ltd. Class A	1,910,100	1,160
	Dlg Exhibitions & Events Corp. Ltd. Class A	726,460	1,158
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,848,000	1,158
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	1,158
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	1,155
*	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	1,154
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	1,153
	Vats Liquor Chain Store Management JSC Ltd. Class A	394,400	1,153
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	494,900	1,153
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,152
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	1,152
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	799,364	1,151
*	Tellhow Sci-Tech Co. Ltd. Class A	875,000	1,146
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,144

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	1,143
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	1,139
*	Daan Gene Co. Ltd. Class A	1,241,370	1,137
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,137
*	Guizhou Zhongyida Co. Ltd. Class A	717,500	1,133
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,802,968	1,131
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,130
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	987,300	1,130
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	1,129
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,220,900	1,127
	Appotronics Corp. Ltd. Class A	444,599	1,127
	Qingdao Gaoce Technology Co. Ltd. Class A	699,258	1,125
	Sunyard Technology Co. Ltd. Class A	458,700	1,124
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,236,513	1,123
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	1,123
	Qiming Information Technology Co. Ltd. Class A	404,400	1,121
	Wushang Group Co. Ltd. Class A	797,600	1,120
	Xiangyu Medical Co. Ltd. Class A	147,114	1,119
	Jangho Group Co. Ltd. Class A	1,022,300	1,114
	Foshan Electrical & Lighting Co. Ltd. Class A	1,256,500	1,113
*	INKON Life Technology Co. Ltd. Class A	743,300	1,113
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,110
	Fujian Apex Software Co. Ltd. Class A	199,320	1,110
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,109
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,106
	Renhe Pharmacy Co. Ltd. Class A	1,267,000	1,106
*	Hunan New Wellful Co. Ltd. Class A	1,251,600	1,105
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,850,500	1,104
	Changshu Tianyin Electromechanical Co. Ltd. Class A	426,300	1,104
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,099
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,099
	Streamax Technology Co. Ltd. Class A	168,800	1,098
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,097
	Focused Photonics Hangzhou Inc. Class A	469,100	1,095
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,095
	Beijing CTJ Information Technology Co. Ltd. Class A	348,784	1,095
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,094
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	259,200	1,094
	East China Engineering Science & Technology Co. Ltd. Class A	663,075	1,093
	Shanghai Baolong Automotive Corp. Class A	206,300	1,093
	FSPG Hi-Tech Co. Ltd. Class A	997,300	1,093
	Hangzhou Sunrise Technology Co. Ltd. Class A	499,500	1,091
	Yotrio Group Co. Ltd. Class A	2,010,200	1,090
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,089
	Hangzhou Onechance Tech Corp. Class A	254,009	1,088
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	1,087
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	1,087
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	1,085
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,085
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,084
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	399,300	1,083
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	1,082
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,760,387	1,082
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,468,100	1,080
	Unilumin Group Co. Ltd. Class A	1,040,977	1,079
*	Sun Create Electronics Co. Ltd. Class A	291,300	1,078
*	Transwarp Technology Shanghai Co. Ltd. Class A	118,130	1,078
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,077
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,077
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,077
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	217,266	1,076
	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,074
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	1,073
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	1,072
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	1,071
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	608,600	1,068
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	998,700	1,067
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,062
	Lushang Freda Pharmaceutical Co. Ltd. Class A	970,000	1,061
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,061

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Port Co. Ltd. Class A	1,390,400	1,061
	Yuneng Technology Co. Ltd. Class A	138,937	1,060
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,059
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	1,058
	Center International Group Co. Ltd. Class A	502,088	1,058
*	New Journey Health Technology Group Co. Ltd. Class A	3,356,500	1,056
	Shanghai Xinhua Media Co. Ltd. Class A	1,090,600	1,054
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,302,000	1,052
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	412,000	1,052
	Opple Lighting Co. Ltd. Class A	429,756	1,051
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	1,051
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	1,050
*	Truking Technology Ltd. Class A	666,100	1,049
	Eastern Communications Co. Ltd. Class B	2,431,059	1,048
*	Sino GeoPhysical Co. Ltd. Class A	369,863	1,046
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,086,600	1,045
	Yueyang Forest & Paper Co. Ltd. Class A	1,670,535	1,045
	Toly Bread Co. Ltd. Class A	1,361,712	1,043
*	Hubei Century Network Technology Co. Ltd. Class A	575,100	1,042
	Bafang Electric Suzhou Co. Ltd. Class A	264,668	1,041
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,040
*	Baotailong New Materials Co. Ltd. Class A	1,937,050	1,036
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	1,035
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	534,291	1,034
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,358,900	1,032
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	1,032
	Bros Eastern Co. Ltd. Class A	1,372,600	1,031
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	1,027
	Chengdu Hongqi Chain Co. Ltd. Class A	1,324,333	1,024
	Orient International Enterprise Ltd. Class A	870,800	1,024
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	1,023
	Shenzhen Guangju Energy Co. Ltd. Class A	625,100	1,019
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	1,017
*	Feitian Technologies Co. Ltd. Class A	409,100	1,017
*	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	1,016
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	1,016
*	China Union Holdings Ltd. Class A	1,762,187	1,015
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,014
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,014
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	1,014
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,012
	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,010
	Guizhou Tyre Co. Ltd. Class A	1,438,968	1,009
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,007
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,005
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,003
*	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	1,002
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	999
	China West Construction Group Co. Ltd. Class A	1,075,477	998
	BMC Medical Co. Ltd. Class A	87,240	998
	Shanghai Bailian Group Co. Ltd. Class B	1,779,354	995
*	RiseSun Real Estate Development Co. Ltd. Class A	4,393,356	993
	Wellhope Foods Co. Ltd. Class A	921,083	993
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	993
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	993
	Joyoung Co. Ltd. Class A	733,277	992
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	992
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	991
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	804,600	988
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	988
	Xiamen Port Development Co. Ltd. Class A	670,600	986
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	986
*	Phenix Optical Co. Ltd. Class A	320,521	982
	Time Publishing & Media Co. Ltd. Class A	758,520	981
	Shenzhen Expressway Corp. Ltd. Class A	682,248	980
	Zhuhai Port Co. Ltd. Class A	1,263,400	980
	Shenzhen Tellus Holding Co. Ltd. Class A	384,200	978
	China CYTS Tours Holding Co. Ltd. Class A	716,400	977
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	545,900	976
	Guizhou Gas Group Corp. Ltd. Class A	983,500	975

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,316,900	975
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,662,100	974
	Dongfeng Electronic Technology Co. Ltd. Class A	553,655	974
	Shenzhen Topway Video Communication Co. Ltd. Class A	815,700	973
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	969
	Ligao Foods Co. Ltd. Class A	165,571	969
	Longhua Technology Group Luoyang Co. Ltd. Class A	817,700	967
	Haining China Leather Market Co. Ltd. Class A	1,496,500	964
*	Jiangsu General Science Technology Co. Ltd. Class A	1,543,300	963
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	960
	Guangxi LiuYao Group Co. Ltd. Class A	366,320	960
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	783,300	959
*	Beijing North Star Co. Ltd. Class A	3,606,681	958
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	958
	Xiamen International Airport Co. Ltd. Class A	401,520	956
	KingClean Electric Co. Ltd. Class A	265,519	956
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	365,956	956
	Luolai Lifestyle Technology Co. Ltd. Class A	713,700	955
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	955
*	Tangrenshen Group Co. Ltd. Class A	1,422,000	954
	ZhongYeDa Electric Co. Ltd. Class A	694,100	954
*	China Agriculture Development Seed Group Co. Ltd. Class A	1,055,903	954
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	472,352	953
	Hunan Aihua Group Co. Ltd. Class A	392,897	952
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	950
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	950
*	Jilin Yatai Group Co. Ltd. Class A	3,548,900	949
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	949
	Huangshan Novel Co. Ltd. Class A	588,000	947
*	Anhui Guofeng New Materials Co. Ltd. Class A	1,057,722	947
*	Guizhou Zhenhua E-chem Inc. Class A	452,140	943
*	UTour Group Co. Ltd. Class A	955,700	942
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	940
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	939
	Maccura Biotechnology Co. Ltd. Class A	567,615	933
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	322,400	933
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	931
	Zhejiang Hangmin Co. Ltd. Class A	925,800	930
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,555,403	930
	AUCMA Co. Ltd. Class A	934,000	930
*	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	929
*	Huayi Brothers Media Corp. Class A	2,624,300	925
	Emei Shan Tourism Co. Ltd. Class A	527,000	925
	CSG Holding Co. Ltd. Class A	1,382,132	924
	Jiajiayue Group Co. Ltd. Class A	610,605	923
	Shandong Xiantan Co. Ltd. Class A	1,040,300	921
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	920
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	920
	Nanjing Cosmos Chemical Co. Ltd. Class A	476,080	920
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,734,700	919
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	374,000	918
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	916
*	Yijiahe Technology Co. Ltd. Class A	213,300	916
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	916
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	915
*	Hanwang Technology Co. Ltd. Class A	280,600	915
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	914
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	913
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,016,000	912
	Autohome Inc. Class A	143,957	908
	Changchun BCHT Biotechnology Co. Ltd. Class A	294,538	906
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	393,092	905
*	XGimi Tech Co. Ltd. Class A	62,009	894
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	888
	Guangdong Goworld Co. Ltd. Class A	486,000	887
	Xilinmen Furniture Co. Ltd. Class A	366,800	882
*	Eastone Century Technology Co. Ltd. Class A	1,035,700	882
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	881
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,150,400	880
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	880

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	880
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	879
*	China Wuyi Co. Ltd. Class A	2,073,805	878
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	878
*	Top Energy Co. Ltd. Shanxi Class A	1,028,100	876
	Jinneng Science & Technology Co. Ltd. Class A	986,880	871
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,019,200	871
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	869
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	864
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	862
	Tungkong Inc. Class A	526,500	861
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	861
	Changhong Meiling Co. Ltd. Class A	879,900	860
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	805,900	860
*	Wutong Holding Group Co. Ltd. Class A	1,303,200	859
	Guangxi Energy Co. Ltd. Class A	1,553,500	857
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	855
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	854
*	DBAPP Security Ltd. Class A	106,038	854
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,180,400	852
*	Inspur Software Co. Ltd. Class A	358,100	852
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	849
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,009,743	847
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	847
	Shenzhen Textile Holdings Co. Ltd. Class A	446,100	846
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	843
*	ADAMA Ltd. Class A	933,088	843
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	843
	China Television Media Ltd. Class A	373,522	840
	Cangzhou Dahua Co. Ltd. Class A	484,500	839
	Shandong New Beiyang Information Technology Co. Ltd. Class A	766,700	838
	Newcapec Electronics Co. Ltd. Class A	476,500	838
	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	838
	Duolun Technology Corp. Ltd. Class A	683,500	838
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	636,000	838
	Vatti Corp. Ltd. Class A	931,300	837
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	835
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	833
	Dashang Co. Ltd. Class A	335,485	830
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	829
*	KBC Corp. Ltd. Class A	187,135	829
*	Guangdong Yowant Technology Group Co. Ltd. Class A	892,200	829
*	Beken Corp. Class A	153,600	828
*	Shunfa Hengneng Corp. Class A	1,881,000	826
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	826
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	376,300	826
	Three's Co. Media Group Co. Ltd. Class A	203,916	826
	Shanghai Bright Meat Group Co. Ltd. Class A	860,100	823
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	822
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	821
	Rainbow Digital Commercial Co. Ltd. Class A	1,079,692	820
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	818
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	818
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	815
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,996,400	814
	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	813
	Hongli Zhihui Group Co. Ltd. Class A	777,000	810
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	810
	Wuhan Keqian Biology Co. Ltd. Class A	355,316	809
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	806
	Baoxiniao Holding Co. Ltd. Class A	1,454,700	804
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	729,100	804
	Puyang Refractories Group Co. Ltd. Class A	986,600	803
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	801
	Ningbo Peacebird Fashion Co. Ltd. Class A	397,429	800
	Canny Elevator Co. Ltd. Class A	767,200	792
*	Shenzhen Rapoo Technology Co. Ltd. Class A	295,100	791
	CITIC Press Corp. Class A	191,000	788
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	785
	Ningbo Cixing Co. Ltd. Class A	784,500	784

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	505,760	782
*	World Union Group Inc. Class A	2,389,380	780
	Fujian Dongbai Group Co. Ltd. Class A	893,100	778
*	VanJee Technology Co. Ltd. Class A	215,300	776
	Beijing Sanyuan Foods Co. Ltd. Class A	1,140,500	776
	Guizhou Guihang Automotive Components Co. Ltd. Class A	379,600	774
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	773
	Shandong Sunway Chemical Group Co. Ltd. Class A	657,300	772
*	Beijing Hualian Department Store Co. Ltd. Class A	2,816,100	768
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	768
	Huabao Flavours & Fragrances Co. Ltd. Class A	303,144	767
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	766
	Luyang Energy-Saving Materials Co. Ltd.	458,998	765
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	758
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	756
*	Bright Eye Hospital Group Co. Ltd. Class A	143,500	756
	Huangshan Tourism Development Co. Ltd. Class A	472,100	751
	Goldcard Smart Group Co. Ltd. Class A	365,800	749
	Zhuhai Huajin Capital Co. Ltd. Class A	361,800	746
	Anhui Korrun Co. Ltd. Class A	227,300	743
	Qingdao Citymedia Co. Ltd. Class A	766,400	731
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	722
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	721
	Beijing Fengjing Automotive Parts Co. Ltd.	1,328,900	714
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	190,634	714
	Shenzhen Topraysolar Co. Ltd. Class A	1,376,300	706
	Joeone Co. Ltd. Class A	544,200	706
*	Zhongbai Holdings Group Co. Ltd. Class A	696,000	704
*	Huludao Zinc Industry Co. Class A	1,290,700	702
*	Marssenger Kitchenware Co. Ltd. Class A	396,800	699
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	698
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	697
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	183,020	693
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	480,400	691
*	Beijing Sinohytec Co. Ltd. Class A	163,755	690
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	689
*	Cybrid Technologies Inc. Class A	420,000	689
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	687
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	684
	Shanghai New World Co. Ltd. Class A	648,100	681
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	677
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	675
*	Hengdian Entertainment Co. Ltd. Class A	301,400	674
*	Long Yuan Construction Group Co. Ltd. Class A	1,433,000	671
	Wenfeng Great World Chain Development Corp. Class A	1,783,200	665
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	513,500	659
	Qianjiang Water Resources Development Co. Ltd. Class A	478,500	655
*	Blue Sail Medical Co. Ltd. Class A	846,803	654
	Shenzhen Comix Group Co. Ltd. Class A	712,050	644
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	233,240	643
	Bestore Co. Ltd. Class A	366,891	639
*	Top Resource Energy Co. Ltd. Class A	762,200	636
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	621
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	619
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	619
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	602
	Era Co. Ltd. Class A	974,000	583
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	574
	Shandong Head Group Co. Ltd. Class A	312,967	573
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	570
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,444,000	565
*	Triumph New Energy Co. Ltd. Class A	361,900	564
	Bestsun Energy Co. Ltd. Class A	944,984	561
	Whirlpool China Co. Ltd. Class A	323,800	470
*	Rongan Property Co. Ltd. Class A	1,575,300	434
*	CMGE Technology Group Ltd.	6,478,990	329
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	326
*,2	China South City Holdings Ltd.	22,420,275	309
	Helens International Holdings Co. Ltd.	2,235,723	288
*	Golden Solar New Energy Technology Holdings Ltd.	1,583,942	261

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Orient Group Inc.	3,504,600	177
	China Kepei Education Group Ltd.	731,574	137
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	14
*,2	China Fishery Group Ltd.	9,033,000	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,2	Yango Group Co. Ltd. Class A	3,984,593	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	—
*,2	Blivex Energy Technology Co. Ltd.	3,837,700	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	—
*,2	China Dili Group	35,982,893	—
*,2	ChangjiangRunfa Health Industry Co. Ltd.	556,100	—
*,2	China Grand Automotive Services Group Co. Ltd.	6,096,000	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	—
*,2	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	—
*,2	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	—
			49,772,974
Colombia (0.0%)
	Grupo Cibest SA ADR	708,417	41,116
	Interconexion Electrica SA ESP	5,648,196	36,632
	Ecopetrol SA	66,886,868	30,887
	Cementos Argos SA	8,126,459	21,757
	Grupo Cibest SA	10,463	170
			130,562
Czech Republic (0.0%)
	CEZ A/S	2,021,031	123,765
	Komercni Banka A/S	1,078,937	55,194
[3]	Moneta Money Bank A/S	3,795,817	32,130
	Colt CZ Group SE	244,051	8,870
	Doosan Skoda Power A/S	141,904	3,057
			223,016
Denmark (1.1%)
	Novo Nordisk A/S Class B	46,282,503	2,278,567
	DSV A/S	2,766,641	590,424
	Danske Bank A/S	9,359,586	418,310
	Novonesis Novozymes B	5,044,044	301,430
	Vestas Wind Systems A/S	14,618,686	298,983
*	Genmab A/S	894,088	255,019
	Coloplast A/S Class B	1,937,415	175,228
	Carlsberg A/S Class B	1,333,331	156,772
	Pandora A/S	1,110,563	148,603
*,3	Orsted A/S	6,696,853	119,936
	AP Moller - Maersk A/S Class B	56,633	116,433
	Tryg A/S	4,434,895	109,316
*	NKT A/S	783,162	87,668
	Ringkjoebing Landbobank A/S	361,336	81,718
*	Zealand Pharma A/S	1,024,020	81,076
[1]	AP Moller - Maersk A/S Class A	38,349	79,043
	Jyske Bank A/S (Registered)	617,530	72,583
	ISS A/S	2,108,782	66,467
*	ALK-Abello A/S Class B	1,910,635	63,029
	Sydbank A/S	729,632	62,290
	Royal Unibrew A/S	728,184	55,036
	FLSmidth & Co. A/S	700,451	54,551
*,1	Bavarian Nordic A/S	1,130,137	41,757
*	Demant A/S	1,219,480	40,572
	ROCKWOOL A/S Class B	1,169,303	40,067
*	GN Store Nord A/S	1,895,207	33,186
*,1,3	Netcompany Group A/S	627,180	31,339
	Ambu A/S Class B	1,960,735	30,498
	Chemometec A/S	242,623	29,651
	Alm Brand A/S	10,532,939	29,643
	Per Aarsleff Holding A/S	246,752	28,020
	H Lundbeck A/S	3,724,269	27,162
[1]	TORM plc Class A	832,217	17,952
	Schouw & Co. A/S	183,860	16,905
	D/S Norden A/S	271,169	10,838
[3]	Scandinavian Tobacco Group A/S	698,210	9,257

Total International Stock Index Fund
		Shares	Market Value• ($000)
	UIE plc	186,326	9,058
*,1	NTG Nordic Transport Group A/S	222,560	6,281
*	Dfds A/S	411,375	5,800
[1]	Gubra A/S	71,897	4,768
	H Lundbeck A/S Class A	766,645	4,329
			6,089,565
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	33,565,378	74,952
*	Eastern Co. SAE	17,806,367	16,958
	Talaat Moustafa Group	10,477,680	12,756
*	EFG Holding S.A.E.	15,723,807	9,368
	Telecom Egypt Co.	7,471,789	7,924
*	Fawry for Banking & Payment Technology Services SAE	23,176,556	7,163
*	U Consumer Finance	3,490,527	625
			129,746
Finland (0.7%)
	Nordea Bank Abp	47,817,158	817,999
	Nokia OYJ	72,794,737	496,555
	Sampo OYJ Class A	34,141,162	380,498
	Kone OYJ Class B	4,532,105	302,804
	Wartsila OYJ Abp	6,595,330	215,780
	UPM-Kymmene OYJ	7,523,573	201,875
	Metso OYJ	10,033,672	164,542
	Fortum OYJ	6,103,244	136,102
	Neste OYJ	5,933,554	122,947
	Orion OYJ Class B	1,521,216	106,231
	Stora Enso OYJ	8,472,333	98,653
	Konecranes OYJ	940,017	92,787
	Elisa OYJ	2,042,850	90,017
	Kesko OYJ Class B	3,850,747	81,230
	Valmet OYJ	2,043,330	66,487
	Mandatum OYJ	6,073,143	43,558
	Huhtamaki OYJ	1,278,048	42,951
	Kemira OYJ	1,629,664	35,868
	TietoEVRY OYJ	1,509,061	32,390
	Hiab OYJ Class B	521,872	28,901
*	Kojamo OYJ	2,206,878	26,741
	Kalmar OYJ Class B	527,480	21,853
	Outokumpu OYJ	4,793,989	20,620
[1]	Nokian Renkaat OYJ	1,715,053	17,295
[3]	Terveystalo OYJ	1,086,822	11,692
	Sanoma OYJ	942,775	11,523
*	QT Group OYJ	253,425	10,384
	Revenio Group OYJ	300,870	8,398
[1]	Metsa Board OYJ Class B	2,039,999	6,920
[1]	Tokmanni Group Corp.	663,055	6,554
*	YIT OYJ	1,920,708	6,492
	Finnair OYJ	1,239,050	4,070
	Citycon OYJ	1,119,892	3,803
*,2	Ahlstrom-Munksjo OYJ	147,018	3,559
			3,718,079
France (5.8%)
	LVMH Moet Hennessy Louis Vuitton SE	3,703,517	2,617,732
	Schneider Electric SE	7,869,016	2,242,118
	Airbus SE	8,485,303	2,092,231
	Safran SA	5,046,586	1,793,145
	TotalEnergies SE	27,018,687	1,686,913
	Sanofi SA	15,593,472	1,577,480
	EssilorLuxottica SA	4,184,996	1,532,624
	Hermes International SCA	493,921	1,222,188
	BNP Paribas SA	14,549,262	1,126,957
	AXA SA	25,270,821	1,096,461
	Air Liquide SA Loyalty Shares	5,311,514	1,027,985
	Vinci SA	7,243,188	968,532
	L'Oreal SA Loyalty Shares	2,168,942	905,124
	Danone SA	9,189,954	811,626
	Societe Generale SA	10,413,849	660,453
	Cie de Saint-Gobain SA	6,568,202	637,523

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Legrand SA	3,545,646	612,289
	Air Liquide SA Loyalty Shares 2027	2,840,977	549,840
	Orange SA	30,240,344	483,736
	L'Oreal SA (XPAR)	1,074,847	448,546
	Thales SA	1,295,997	369,557
	Engie SA Loyalty Shares	15,546,706	363,994
	Kering SA	1,018,809	361,796
	Capgemini SE	2,244,080	345,241
	Publicis Groupe SA	3,305,193	331,277
	Cie Generale des Etablissements Michelin SCA	9,605,607	306,855
	Veolia Environnement SA	8,763,139	289,597
	Dassault Systemes SE	9,593,337	273,005
	Pernod Ricard SA	2,779,895	272,265
	Credit Agricole SA	13,559,695	244,771
	STMicroelectronics NV	9,345,709	229,492
	Engie SA (XPAR)	8,551,790	200,223
	Bureau Veritas SA	5,033,530	165,414
	Accor SA	3,204,681	163,031
	Unibail-Rodamco-Westfield	1,480,304	153,068
	Carrefour SA	9,221,883	138,890
	Eiffage SA	1,051,314	129,364
	Bouygues SA	2,727,406	123,110
*	Alstom SA	4,894,350	122,396
	Eurofins Scientific SE	1,637,516	115,493
	Klepierre SA	3,007,925	114,953
	Rexel SA	3,242,015	112,417
	Renault SA	2,792,170	108,502
	SPIE SA	2,116,246	107,701
	Gaztransport Et Technigaz SA	532,132	105,378
	Edenred SE	3,487,251	100,238
	Sartorius Stedim Biotech	403,848	96,588
	Getlink SE	4,997,941	91,229
	Technip Energies NV	2,164,558	87,955
	Dassault Aviation SA	255,699	82,398
	BioMerieux	633,587	81,575
	Nexans SA	553,675	77,959
	Aeroports de Paris SA	564,762	77,475
	SCOR SE	2,512,279	76,051
	Elis SA	2,625,138	73,108
	Ipsen SA	509,693	71,628
	Gecina SA	735,714	68,371
[3]	Amundi SA	853,295	63,257
[3]	Ayvens SA	4,220,958	56,313
	Bollore SE	10,035,705	55,883
[1]	Teleperformance SE	772,506	55,164
	Arkema SA	844,772	50,148
	Covivio SA	775,365	49,746
[3]	FDJ United	1,615,295	47,065
	Sodexo SA Loyalty Shares	813,656	45,052
	Vallourec SACA	2,395,396	44,661
	Valeo SE	3,021,565	41,774
	SES SA Class A ADR	5,272,998	40,404
	Air Liquide SA	206,230	39,914
	Rubis SCA	1,032,424	37,489
	Engie SA	1,547,377	36,229
	Alten SA	428,362	35,278
	L'Oreal SA	83,416	34,810
	Vivendi SE	9,498,884	34,215
	VusionGroup	122,261	33,983
	Wendel SE	354,870	33,308
	Sopra Steria Group	201,150	31,308
	Eurazeo SE Loyalty Shares	409,452	27,911
	Exosens SAS	484,151	27,197
	Coface SA	1,496,745	26,361
*	Forvia SE	1,926,424	24,669
	Virbac SACA	59,779	24,444
	Pluxee NV	1,194,277	23,070
*	Air France-KLM	1,715,806	22,874
*	ID Logistics Group SACA	42,925	19,496
	Trigano SA	116,523	19,391

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Emeis SA	1,162,220	19,188
	IPSOS SA	497,781	19,081
	JCDecaux SE	1,030,317	18,746
	Sodexo SA	323,854	17,932
[1]	Argan SA	226,959	17,663
*	SOITEC	372,679	17,636
	Vicat SACA	219,705	16,471
[1]	ICADE	654,149	15,939
[1]	Remy Cointreau SA	320,453	15,877
	Carmila SA	870,155	15,863
	Mercialys SA	1,298,206	15,840
	Societe BIC SA	280,967	15,633
*	Clariane SE	3,554,565	15,282
*,1	Exail Technologies SA	138,404	13,274
	Opmobility	760,289	12,418
*	Viridien	100,535	12,311
*	Ubisoft Entertainment SA	1,360,110	12,143
	SEB SA Loyalty Shares	209,130	11,572
	Television Francaise 1 SA	1,261,869	11,544
	Imerys SA	464,037	11,430
	Eurazeo SE	164,054	11,183
	Interparfums SA	333,552	10,972
	Altarea SCA	92,305	10,529
	Antin Infrastructure Partners SA	817,813	10,296
	Metropole Television SA	717,624	9,901
*,1,3	Worldline SA	3,429,178	9,297
	Derichebourg SA	1,288,411	8,789
	LISI SA Loyalty Shares	146,570	8,585
[1]	Eramet SA	123,312	8,442
	Mersen SA	317,376	8,022
*	Nexity SA	713,365	7,467
	SEB SA (XPAR)	130,786	7,237
	Quadient SA	399,975	6,884
*,1	Eutelsat Communications SACA	1,701,221	6,582
	Peugeot Invest SA	77,533	6,579
[1]	Wavestone	109,597	6,522
	Stef SA	44,435	6,198
*,3	Elior Group SA	1,862,913	6,016
	Planisware SA	244,071	5,735
[1,3]	Verallia SA	211,095	5,505
*	Forvia SE (MTAA)	380,259	4,892
	Beneteau SACA	506,552	4,883
	GL Events SACA	151,933	4,852
	Fnac Darty SA	145,925	4,779
*,1,3	X-Fab Silicon Foundries SE	745,905	4,733
	Etablissements Maurel et Prom SA	777,361	4,333
*,1	Voltalia SA (Registered)	523,921	4,312
	Esso SA Francaise	31,029	3,489
	Lagardere SA	155,788	3,393
	Equasens	71,530	3,131
	Manitou BF SA	154,178	3,097
	LISI SA	52,652	3,084
*,1	OVH Groupe SA	237,763	2,229
	Sodexo Inc.	37,643	2,084
	SEB SA	35,425	1,960
*,1,3	Aramis Group SAS	226,870	1,643
			31,930,760
Germany (5.1%)
	SAP SE	14,917,401	3,879,606
	Siemens AG (Registered)	10,659,997	3,021,015
	Allianz SE (Registered)	5,610,483	2,254,527
	Deutsche Telekom AG (Registered)	47,800,409	1,480,627
	Rheinmetall AG	654,736	1,287,070
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,899,357	1,175,121
*	Siemens Energy AG	9,318,664	1,160,969
	Deutsche Bank AG (Registered)	25,720,114	920,785
	Infineon Technologies AG	18,884,294	749,572
	Mercedes-Benz Group AG	11,016,862	714,824
	Deutsche Boerse AG	2,671,489	676,528

Total International Stock Index Fund
		Shares	Market Value• ($000)
	BASF SE	12,982,628	640,587
	Deutsche Post AG	13,772,986	632,819
	E.ON SE	32,274,075	600,504
	RWE AG	9,666,066	475,866
	adidas AG	2,422,959	458,139
	Bayer AG (Registered)	14,300,586	444,812
	Heidelberg Materials AG	1,830,423	429,424
	Commerzbank AG	10,877,156	396,613
[1]	Bayerische Motoren Werke AG	4,159,647	387,866
	Fresenius SE & Co. KGaA	5,980,216	344,119
	MTU Aero Engines AG	780,813	341,235
	Vonovia SE	10,172,711	305,749
	Daimler Truck Holding AG	7,382,964	295,929
	Hannover Rueck SE	872,592	249,106
	Merck KGaA	1,890,905	247,697
[3]	Siemens Healthineers AG	4,295,634	240,770
*	Covestro AG (XETR)	2,432,011	169,866
	Fresenius Medical Care AG	3,048,026	163,640
	Beiersdorf AG	1,519,174	161,054
	Symrise AG Class A	1,933,090	159,865
	GEA Group AG	2,125,526	152,034
	QIAGEN NV	3,097,163	145,784
	Continental AG	1,575,656	120,399
[3]	Scout24 SE	1,022,939	118,299
	Talanx AG	874,448	106,483
	Henkel AG & Co. KGaA	1,387,913	103,640
	Brenntag SE	1,787,373	99,268
	Nemetschek SE	824,914	95,319
*,3	Zalando SE	3,399,846	95,272
	Hensoldt AG	876,347	93,417
	Knorr-Bremse AG	963,806	89,680
	LEG Immobilien SE	1,082,276	82,485
*,3	Delivery Hero SE Class A	3,192,075	81,078
	RENK Group AG	1,030,253	78,440
	Deutsche Lufthansa AG (Registered)	8,788,886	77,051
	thyssenkrupp AG	7,131,162	74,730
	CTS Eventim AG & Co. KGaA	833,500	74,674
	KION Group AG	1,018,010	72,334
	HOCHTIEF AG	217,511	62,434
	Evonik Industries AG	3,669,803	61,499
*,3	Auto1 Group SE	1,687,399	59,300
[1]	Aurubis AG	439,725	57,334
	Bilfinger SE	517,330	55,816
*	TUI AG	6,470,855	55,137
	Rational AG	74,209	54,440
	Freenet AG	1,739,042	54,081
*	Nordex SE	1,803,281	53,252
	Bechtle AG	1,209,002	51,104
	flatexDEGIRO AG	1,186,377	45,002
*	Fraport AG Frankfurt Airport Services Worldwide	523,609	44,881
	Volkswagen AG	411,928	43,451
	TAG Immobilien AG	2,412,633	40,052
*	Aroundtown SA	10,284,468	36,751
	United Internet AG (Registered)	1,162,756	35,896
*	Aumovio SE	784,208	33,716
*,1	Tkms AG& Co. KGaA	355,949	33,541
	K+S AG (Registered)	2,566,019	33,429
	Puma SE	1,497,951	31,851
[1]	Traton SE	901,801	28,968
[3]	DWS Group GmbH & Co. KGaA	447,916	28,675
	LANXESS AG	1,204,026	28,672
	Krones AG	194,784	28,292
	AIXTRON SE	1,628,951	26,104
*	IONOS Group SE	722,766	25,670
[1]	Carl Zeiss Meditec AG	501,242	25,423
[1]	HUGO BOSS AG	529,508	23,492
	Schaeffler AG	2,876,108	23,334
[1]	RTL Group SA	532,220	20,550
[1]	Wacker Chemie AG	257,509	20,310
	Stroeer SE & Co. KGaA	452,399	19,794

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Deutz AG	1,895,674	18,790
	Fielmann Group AG	334,445	18,265
[3]	Befesa SA	547,196	18,122
*,1,3	Redcare Pharmacy NV	215,171	17,664
	Atoss Software SE	131,394	17,622
	Deutsche Wohnen SE	702,463	17,507
	Sixt SE	195,723	17,206
*,3	Covestro AG	252,129	17,124
*	HelloFresh SE	2,104,321	17,059
*,1	Evotec SE	2,092,914	17,044
	Jenoptik AG	725,106	16,377
	Duerr AG	699,293	16,311
	AlzChem Group AG	84,033	16,189
[1]	Gerresheimer AG	503,105	16,014
*,3	TeamViewer SE	2,004,493	14,754
[1]	Kontron AG	559,286	14,619
	Hornbach Holding AG & Co. KGaA	139,884	13,996
[1]	Vossloh AG	138,389	12,621
	FUCHS SE	349,353	12,392
	Eckert & Ziegler SE	620,136	12,119
*	Grand City Properties SA	949,113	12,085
	Schott Pharma AG & Co. KGaA	489,802	10,998
	KWS Saat SE & Co. KGaA	142,114	10,955
[1]	Salzgitter AG	320,824	10,411
[1]	CANCOM SE	356,228	10,133
*	CECONOMY AG	1,939,862	9,931
[3]	Deutsche Pfandbriefbank AG	1,886,219	9,921
[1]	Siltronic AG	157,438	9,722
	Springer Nature AG & Co. KGaA	374,196	9,333
[1]	Suedzucker AG	819,972	9,043
	Pfeiffer Vacuum Technology AG	49,819	8,957
	Wacker Neuson SE	406,296	8,847
*,1	Hypoport SE	58,990	8,812
	Stabilus SE	348,716	8,754
	Dermapharm Holding SE	209,141	8,235
	Elmos Semiconductor SE	85,993	8,132
	Norma Group SE	438,773	7,120
	Indus Holding AG	274,353	7,105
*	Douglas AG	474,946	6,806
[1]	1&1 AG	268,709	6,635
[1]	PNE AG	522,634	6,457
[1]	Adtran Networks SE	247,579	6,166
[1]	GRENKE AG	345,624	5,955
*,1	SMA Solar Technology AG	194,460	5,832
[1]	Nagarro SE	99,321	5,539
[1]	Secunet Security Networks AG	23,793	5,466
[1]	Kloeckner & Co. SE	825,372	5,278
[1]	Adesso SE	47,429	5,122
	Wuestenrot & Wuerttembergische AG	312,642	5,097
[1]	GFT Technologies SE	246,365	5,061
	PATRIZIA SE	560,767	4,696
[1]	Verbio SE	259,221	4,604
[1]	ProSiebenSat.1 Media SE	748,067	4,557
[1]	Deutsche Beteiligungs AG	156,857	4,297
[1]	Energiekontor AG	92,277	3,601
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	332,430	3,428
	Deutsche EuroShop AG	158,903	3,398
*,1	SGL Carbon SE	782,330	2,770
	Takkt AG	331,833	1,723
			28,061,719
Greece (0.2%)
	National Bank of Greece SA	12,170,492	178,888
	Eurobank Ergasias Services & Holdings SA	35,940,170	135,193
	Piraeus Financial Holdings SA	15,741,860	122,947
	Alpha Bank SA	30,421,333	119,258
	OPAP SA	2,507,838	51,848
	JUMBO SA	1,622,726	51,493
	Public Power Corp. SA	2,672,504	46,414
	Bank of Cyprus Holdings plc	4,855,032	44,680

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hellenic Telecommunications Organization SA	1,584,656	29,758
	Motor Oil Hellas Corinth Refineries SA	889,965	26,670
	GEK Terna SA	977,792	26,097
	Optima bank SA	2,604,668	24,121
	Titan SA	526,193	23,560
	Cenergy Holdings SA	870,886	14,430
	Athens International Airport SA	1,073,311	12,390
	Hellenic Telecommunications Organization SA ADR	1,283,191	12,075
	HELLENiQ ENERGY Holdings SA	1,287,248	11,322
*	LAMDA Development SA	1,094,232	9,333
	Aegean Airlines SA	551,295	8,368
*	Aktor SA Holding Co. Technical & Energy Projects	805,089	7,813
	Hellenic Exchanges - Athens Stock Exchange SA	973,405	7,000
*	Intralot SA-Integrated Information Systems & Gaming Services	5,111,077	6,574
	Viohalco SA	605,606	5,920
	Sarantis SA	403,762	5,870
	Holding Co. ADMIE IPTO SA	1,552,263	5,338
	Athens Water Supply & Sewage Co. SA	606,719	4,856
	Piraeus Port Authority SA	96,985	4,807
	Autohellas Tourist & Trading SA	298,644	3,808
	Quest Holdings SA	405,424	3,292
	Fourlis Holdings SA	693,500	3,280
	Ideal Holdings SA	480,017	3,250
	ElvalHalcor SA	812,744	2,996
	Intracom Holdings SA (Registered)	697,569	2,687
	Ellaktor SA	854,125	1,533
			1,017,869
Hong Kong (1.3%)
	AIA Group Ltd.	152,548,694	1,484,411
	Hong Kong Exchanges & Clearing Ltd.	17,333,983	944,752
	CK Hutchison Holdings Ltd.	38,729,260	256,832
	BOC Hong Kong Holdings Ltd.	52,159,900	256,299
	Sun Hung Kai Properties Ltd.	20,158,109	245,300
	Techtronic Industries Co. Ltd.	20,771,441	242,278
	CLP Holdings Ltd.	23,088,311	196,929
	Link REIT	37,604,972	195,832
	Hang Seng Bank Ltd.	10,001,951	194,988
	Lenovo Group Ltd.	112,044,297	163,456
	Galaxy Entertainment Group Ltd.	31,480,625	156,847
	Jardine Matheson Holdings Ltd.	2,671,240	156,841
	Hong Kong & China Gas Co. Ltd.	156,908,177	146,027
	CK Asset Holdings Ltd.	26,124,167	129,243
	Power Assets Holdings Ltd.	19,849,421	126,098
[3]	WH Group Ltd.	113,452,579	109,132
	Shenzhou International Group Holdings Ltd.	11,476,704	99,065
	Hongkong Land Holdings Ltd.	14,764,204	90,214
	Sands China Ltd.	32,734,671	85,315
[1]	MTR Corp. Ltd.	23,166,414	84,990
	SITC International Holdings Co. Ltd.	18,907,448	69,762
[1]	Henderson Land Development Co. Ltd.	18,951,942	66,668
	Sino Land Co. Ltd.	52,088,963	64,702
	Wharf Real Estate Investment Co. Ltd.	22,358,906	63,638
	CK Infrastructure Holdings Ltd.	8,837,176	57,480
	AAC Technologies Holdings Inc.	10,690,292	54,952
*	MMG Ltd.	57,170,137	50,736
	Swire Pacific Ltd. Class A	5,944,032	49,094
[1]	Chow Tai Fook Jewellery Group Ltd.	24,520,914	47,993
	ASMPT Ltd.	4,545,882	47,849
	PRADA SpA	7,461,478	44,032
	PCCW Ltd.	56,971,742	40,699
[3]	Samsonite Group SA	19,139,161	40,021
	Want Want China Holdings Ltd.	60,894,511	39,352
	Swire Properties Ltd.	14,394,150	39,214
[1]	Wharf Holdings Ltd.	13,822,707	36,366
[1]	Orient Overseas International Ltd.	1,907,669	33,014
	Hang Lung Properties Ltd.	25,456,667	28,347
[1]	Xinyi Glass Holdings Ltd.	23,187,865	27,119
	First Pacific Co. Ltd.	33,119,977	26,741
[3]	BOC Aviation Ltd.	3,037,536	26,626

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	United Laboratories International Holdings Ltd.	16,287,797	26,371
	Johnson Electric Holdings Ltd.	5,355,148	25,128
[1,3]	Budweiser Brewing Co. APAC Ltd.	24,409,756	24,760
[1]	CGN Mining Co. Ltd.	47,660,000	23,988
	Bank of East Asia Ltd.	13,631,359	23,470
	Hang Lung Group Ltd.	12,207,649	23,230
	MGM China Holdings Ltd.	11,854,606	22,707
*,1,3	Everest Medicines Ltd.	3,470,612	21,890
	Pacific Basin Shipping Ltd.	63,643,523	21,079
	Kerry Properties Ltd.	8,344,413	21,032
	Yue Yuen Industrial Holdings Ltd.	11,153,908	20,456
	Cathay Pacific Airways Ltd.	14,062,987	20,019
[1]	Wynn Macau Ltd.	22,348,119	19,003
	VTech Holdings Ltd.	2,327,722	18,984
*,1	New World Development Co. Ltd.	19,892,422	18,413
*,1,3	FIT Hon Teng Ltd.	24,327,576	18,201
	Stella International Holdings Ltd.	8,269,303	17,580
	Hysan Development Co. Ltd.	8,392,995	17,388
[1]	Guotai Junan International Holdings Ltd.	35,089,952	17,209
[1]	Time Interconnect Technology Ltd.	7,989,854	16,071
	DFI Retail Group Holdings Ltd.	4,558,390	15,993
*,1	Vobile Group Ltd.	23,748,636	15,831
*,1	Bright Smart Securities & Commodities Group Ltd.	12,166,000	15,237
	Luk Fook Holdings International Ltd.	4,650,475	14,869
*,1	Cowell e Holdings Inc.	3,697,833	14,690
	CTF Services Ltd.	13,236,126	14,302
*,1,3	HBM Holdings Ltd.	8,175,000	14,168
	Fortune REIT	21,363,671	13,800
*,1	SJM Holdings Ltd.	37,611,253	13,688
	Man Wah Holdings Ltd.	21,541,193	13,151
*,1	OSL Group Ltd.	5,551,000	12,565
[1]	United Energy Group Ltd.	183,653,817	11,718
	Dah Sing Financial Holdings Ltd.	2,493,266	11,528
	Nexteer Automotive Group Ltd.	12,572,741	10,899
*,1,3	CARsgen Therapeutics Holdings Ltd.	5,139,000	10,892
	VSTECS Holdings Ltd.	8,512,627	10,540
	NagaCorp Ltd.	15,201,328	10,193
*,1	Mongolian Mining Corp.	6,882,000	10,029
	Shangri-La Asia Ltd.	15,710,647	9,804
[1]	SY Holdings Group Ltd.	6,382,500	9,271
*,1	Realord Group Holdings Ltd.	5,856,715	9,264
	Vitasoy International Holdings Ltd.	9,358,026	9,152
	Chow Sang Sang Holdings International Ltd.	4,895,782	8,760
*,1	Deep Source Holdings Ltd.	80,220,416	7,849
*,1	Melco International Development Ltd.	12,430,233	7,468
	Dah Sing Banking Group Ltd.	5,250,647	7,433
	Swire Pacific Ltd. Class B	4,891,444	7,248
	SUNeVision Holdings Ltd.	9,033,064	7,016
	Champion REIT	25,926,197	6,964
*,1	Envision Greenwise Holdings Ltd.	15,877,834	6,646
	CITIC Telecom International Holdings Ltd.	20,389,157	6,482
[1]	Huabao International Holdings Ltd.	13,825,468	6,408
*,2	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,248
*,1	China Travel International Investment Hong Kong Ltd.	26,475,626	5,855
	IGG Inc.	10,488,256	5,257
*,1	Super Hi International Holding Ltd.	2,889,331	5,037
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,516,282	5,013
	Value Partners Group Ltd.	15,210,256	4,808
	K Wah International Holdings Ltd.	16,317,282	4,639
	HKBN Ltd.	4,902,000	4,311
	Sunlight REIT	13,667,013	4,148
	Prosperity REIT	21,378,006	3,851
[1]	Cafe de Coral Holdings Ltd.	4,557,439	3,681
	KLN Logistics Group Ltd.	3,891,396	3,601
[1]	LK Technology Holdings Ltd.	7,447,605	3,535
	Giordano International Ltd.	16,616,259	3,162
	Truly International Holdings Ltd.	21,455,268	3,145
	SmarTone Telecommunications Holdings Ltd.	4,992,137	3,101
*	Television Broadcasts Ltd.	6,300,399	2,690
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,236

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CITIC Resources Holdings Ltd.	40,960,497	2,184
	Texhong International Group Ltd.	3,420,566	2,007
*	Asia Cement China Holdings Corp.	6,091,227	1,998
	Far East Consortium International Ltd.	17,838,170	1,745
*	Shun Tak Holdings Ltd.	17,434,021	1,640
[1]	C-Mer Medical Holdings Ltd.	6,694,736	1,569
*,3	IMAX China Holding Inc.	1,481,618	1,525
	Singamas Container Holdings Ltd.	18,140,193	1,515
*	Powerlong Real Estate Holdings Ltd.	2,128,942	75
			7,168,667
Hungary (0.1%)
	OTP Bank Nyrt.	3,377,138	322,366
	Richter Gedeon Nyrt.	1,980,221	60,999
	MOL Hungarian Oil & Gas plc	6,470,841	56,923
	Magyar Telekom Telecommunications plc	4,145,547	21,727
	Opus Global Nyrt.	4,990,478	8,108
*,1	4iG Nyrt.	621,680	7,427
			477,550
Iceland (0.0%)
	Islandsbanki HF	27,318,514	26,401
[3]	Arion Banki HF	18,579,400	26,016
	Hagar hf	14,021,015	12,374
*	Alvotech SA	1,562,460	11,806
	Festi hf	4,274,948	10,748
	Reitir fasteignafelag hf	9,521,583	9,471
	Kvika banki hf	64,199,255	8,933
	Heimar HF	21,652,583	6,513
	Sjova-Almennar Tryggingar hf	11,926,048	4,232
	Eimskipafelag Islands hf	1,501,179	3,684
	Siminn HF	31,694,806	3,504
	Skagi Hf	19,851,770	3,112
*	Olgerdin Egill Skallagrims HF	22,643,948	2,974
*	Icelandair Group HF	287,157,748	1,879
*	Kaldalon hf	8,140,896	1,736
			133,383
India (5.4%)
	HDFC Bank Ltd.	164,479,016	1,828,817
	Reliance Industries Ltd.	98,872,100	1,654,412
	ICICI Bank Ltd.	76,542,981	1,159,828
	Bharti Airtel Ltd. (XNSE)	40,050,782	927,423
	Infosys Ltd.	51,075,105	851,018
	Mahindra & Mahindra Ltd.	13,511,665	530,577
	Tata Consultancy Services Ltd.	14,840,234	510,752
	Bajaj Finance Ltd.	40,748,279	478,573
	Axis Bank Ltd.	33,243,385	461,335
	Larsen & Toubro Ltd.	9,774,756	443,524
	Kotak Mahindra Bank Ltd.	15,862,792	375,770
	Hindustan Unilever Ltd.	12,870,036	357,430
	Maruti Suzuki India Ltd.	1,902,028	346,389
	Sun Pharmaceutical Industries Ltd.	15,445,439	294,434
	HCL Technologies Ltd.	15,313,143	265,701
	NTPC Ltd.	68,626,534	260,300
	Bharat Electronics Ltd.	51,737,892	248,095
	Tata Steel Ltd.	119,945,557	246,850
	UltraTech Cement Ltd.	1,738,572	233,787
*	Eternal Ltd.	65,139,969	232,479
	State Bank of India	21,427,715	226,222
	Titan Co. Ltd.	5,315,556	224,305
	Power Grid Corp. of India Ltd.	65,570,779	212,743
	ITC Ltd.	43,463,155	205,734
	Hindalco Industries Ltd.	21,059,492	200,862
	Adani Ports & Special Economic Zone Ltd.	10,654,991	174,253
[3]	InterGlobe Aviation Ltd.	2,743,029	173,795
	JSW Steel Ltd.	12,668,902	172,030
	Grasim Industries Ltd.	5,151,201	167,663
	Asian Paints Ltd.	5,856,493	165,752
	Oil & Natural Gas Corp. Ltd.	56,035,959	161,257
	Jio Financial Services Ltd.	45,220,065	156,291

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eicher Motors Ltd.	1,935,154	152,611
	Shriram Finance Ltd.	18,028,956	152,038
	Nestle India Ltd.	10,379,095	148,758
	Tech Mahindra Ltd.	9,083,505	145,598
	Hindustan Aeronautics Ltd.	2,745,124	144,610
	Coal India Ltd.	32,867,734	143,781
	Divi's Laboratories Ltd.	1,848,229	140,315
	Max Healthcare Institute Ltd.	10,758,124	139,074
	Trent Ltd.	2,629,357	138,889
	Tata Motors Passenger Vehicles Ltd.	29,818,259	137,627
[3]	SBI Life Insurance Co. Ltd.	6,248,148	137,472
	Cipla Ltd.	8,099,670	136,964
*	Adani Power Ltd.	75,848,234	134,712
	TVS Motor Co. Ltd.	3,393,470	134,024
	Vedanta Ltd.	23,484,012	130,373
	Bajaj Finserv Ltd.	5,538,704	130,177
	Apollo Hospitals Enterprise Ltd.	1,439,903	124,612
	Tata Consumer Products Ltd.	9,369,673	122,917
	Hero MotoCorp Ltd.	1,879,937	117,346
	Cholamandalam Investment & Finance Co. Ltd.	6,104,194	116,651
	Bharat Petroleum Corp. Ltd.	28,620,974	114,819
[3]	HDFC Life Insurance Co. Ltd.	13,690,135	112,764
	Britannia Industries Ltd.	1,704,023	112,017
	Tata Power Co. Ltd.	24,301,109	110,757
	Dr Reddy's Laboratories Ltd.	7,854,877	105,689
	Adani Enterprises Ltd.	3,771,464	105,291
*	Suzlon Energy Ltd.	157,575,498	105,225
	Varun Beverages Ltd.	19,517,123	103,136
	Indian Hotels Co. Ltd. Class A	12,293,546	102,652
	Indian Oil Corp. Ltd.	54,520,127	101,741
	Persistent Systems Ltd.	1,518,515	101,054
*,3	Avenue Supermarts Ltd.	2,120,576	99,153
*	PB Fintech Ltd.	4,908,744	98,538
	Bajaj Auto Ltd.	970,199	97,136
	Cummins India Ltd.	1,958,860	95,767
	Power Finance Corp. Ltd.	21,019,061	95,439
	Coforge Ltd.	4,692,962	93,929
*,2	Tata Motors Ltd.	29,818,259	87,586
[3]	LTIMindtree Ltd.	1,357,551	86,838
[3]	HDFC Asset Management Co. Ltd.	1,426,276	86,393
	Dixon Technologies India Ltd.	476,712	83,138
	Fortis Healthcare Ltd.	7,076,346	81,501
	Wipro Ltd.	29,797,110	80,696
	BSE Ltd.	2,885,304	80,603
	GAIL India Ltd.	38,883,557	79,996
	CG Power & Industrial Solutions Ltd.	9,523,095	78,957
	DLF Ltd.	9,230,298	78,576
	Info Edge India Ltd.	5,048,022	78,323
*	Indus Towers Ltd.	19,105,857	78,294
[3]	ICICI Lombard General Insurance Co. Ltd.	3,458,674	77,652
	Lupin Ltd.	3,497,999	77,438
	REC Ltd.	18,050,293	76,173
	Samvardhana Motherson International Ltd.	63,855,894	75,732
	Hindustan Petroleum Corp. Ltd.	13,877,699	74,244
	Pidilite Industries Ltd.	4,554,052	74,117
	Godrej Consumer Products Ltd.	5,819,237	73,290
*	One 97 Communications Ltd.	4,988,058	73,139
	Ambuja Cements Ltd.	11,442,151	72,761
	Federal Bank Ltd.	26,160,662	69,662
	SRF Ltd.	2,093,319	69,094
*	Yes Bank Ltd.	268,808,773	68,863
	United Spirits Ltd.	4,263,509	68,739
*	Max Financial Services Ltd.	3,815,828	66,418
	Ashok Leyland Ltd.	41,292,885	65,759
	Jindal Steel Ltd.	5,407,445	64,921
*	Swiggy Ltd.	13,906,648	64,148
	Polycab India Ltd.	728,864	63,220
	Marico Ltd.	7,617,127	61,746
	Torrent Pharmaceuticals Ltd.	1,532,506	61,459
	GE Vernova T&D India Ltd.	1,792,068	61,274

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Embassy Office Parks REIT	12,621,818	60,983
	UPL Ltd.	7,385,145	59,895
	MRF Ltd.	32,336	57,349
[3]	Laurus Labs Ltd.	5,319,093	57,129
	Hyundai Motor India Ltd.	2,063,416	56,656
	State Bank of India GDR	534,453	56,654
	Havells India Ltd.	3,330,458	56,041
	Bharat Forge Ltd.	3,737,943	55,734
	Muthoot Finance Ltd.	1,543,375	55,299
	Bharat Heavy Electricals Ltd.	18,483,184	55,218
	Solar Industries India Ltd.	350,659	54,787
[3]	Lodha Developers Ltd.	4,049,179	54,697
	Bajaj Holdings & Investment Ltd.	385,271	53,389
	Tube Investments of India Ltd.	1,566,799	53,299
*	Godrej Properties Ltd.	2,057,908	52,987
	Bosch Ltd.	125,052	52,401
[3]	AU Small Finance Bank Ltd.	5,281,889	52,187
	Aurobindo Pharma Ltd.	4,048,768	51,937
	Voltas Ltd.	3,325,629	51,789
	APL Apollo Tubes Ltd.	2,563,898	51,713
	Sundaram Finance Ltd.	997,279	51,661
*	Adani Green Energy Ltd.	4,014,342	51,495
	Mphasis Ltd.	1,642,642	51,058
	Phoenix Mills Ltd.	2,689,096	50,966
	Colgate-Palmolive India Ltd.	1,920,577	48,516
*	Vishal Mega Mart Ltd.	29,746,470	48,420
	IDFC First Bank Ltd.	51,516,454	47,435
	Dabur India Ltd.	8,613,938	47,289
	PI Industries Ltd.	1,166,087	46,983
*	Adani Energy Solutions Ltd.	4,208,308	46,705
	Bank of Baroda	14,881,827	46,637
*	FSN E-Commerce Ventures Ltd.	16,602,443	46,331
	Shree Cement Ltd.	143,630	45,769
	JSW Energy Ltd.	7,701,673	45,733
	Punjab National Bank	33,048,433	45,720
	WAAREE Energies Ltd.	1,176,263	45,372
*	Siemens Energy India Ltd.	1,261,902	45,323
	ABB India Ltd.	759,008	44,612
	Prestige Estates Projects Ltd.	2,270,021	44,583
	Siemens Ltd.	1,272,954	44,349
	Glenmark Pharmaceuticals Ltd.	2,065,757	43,972
	Mankind Pharma Ltd.	1,628,648	43,717
	NHPC Ltd.	45,498,362	43,436
	360 ONE WAM Ltd.	3,492,089	42,499
	SBI Cards & Payment Services Ltd.	4,290,315	42,473
	NMDC Ltd.	49,712,088	42,409
*	Delhivery Ltd.	7,840,853	41,130
	Coromandel International Ltd.	1,718,610	41,096
	Blue Star Ltd.	1,878,187	40,897
	Torrent Power Ltd.	2,740,137	40,596
	Canara Bank	26,201,910	40,402
*	GMR Airports Ltd.	38,047,082	40,210
	KEI Industries Ltd.	879,355	39,920
	Zydus Lifesciences Ltd.	3,613,734	39,699
	Page Industries Ltd.	83,971	38,952
	Oil India Ltd.	7,838,298	38,274
*	Vodafone Idea Ltd.	382,580,499	37,633
	Indian Bank	3,892,951	37,623
	Supreme Industries Ltd.	875,595	37,546
	Multi Commodity Exchange of India Ltd.	359,104	37,390
	Radico Khaitan Ltd.	1,051,800	37,077
	Union Bank of India Ltd.	22,127,529	37,049
	Jindal Stainless Ltd.	4,350,365	36,915
	Jubilant Foodworks Ltd.	5,452,525	36,699
	Hitachi Energy India Ltd.	183,083	36,634
	Bharti Airtel Ltd.	2,040,723	36,071
	JK Cement Ltd.	515,065	36,035
	L&T Finance Ltd.	11,793,235	35,919
	UNO Minda Ltd.	2,571,768	35,798
[3]	Indian Railway Finance Corp. Ltd.	25,672,805	35,638

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Alkem Laboratories Ltd.	572,447	35,477
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,326,697	35,449
	Biocon Ltd.	8,444,841	35,396
	Indian Railway Catering & Tourism Corp. Ltd.	4,311,949	34,893
	Tata Communications Ltd.	1,625,062	34,318
[3]	Sona Blw Precision Forgings Ltd.	6,440,747	34,291
	Petronet LNG Ltd.	10,720,962	33,947
*	Aditya Birla Capital Ltd.	9,294,844	33,898
	National Aluminium Co. Ltd.	12,865,064	33,874
	Oberoi Realty Ltd.	1,686,083	33,757
	Hindustan Zinc Ltd.	6,287,872	33,733
	Mazagon Dock Shipbuilders Ltd.	1,094,128	33,635
	Mahindra & Mahindra Financial Services Ltd.	9,451,508	33,566
*	ITC Hotels Ltd.	13,722,283	33,497
	Navin Fluorine International Ltd.	511,383	32,773
	Oracle Financial Services Software Ltd.	337,368	32,333
	Patanjali Foods Ltd.	4,762,950	32,317
	Steel Authority of India Ltd.	20,767,955	31,997
	Kalyan Jewellers India Ltd.	5,562,258	31,903
	Cholamandalam Financial Holdings Ltd.	1,435,245	30,918
	Tata Elxsi Ltd.	496,348	30,486
	Container Corp. of India Ltd.	4,957,440	30,441
	Computer Age Management Services Ltd.	685,149	30,386
[1]	Wipro Ltd. ADR	11,494,921	30,232
	Rail Vikas Nigam Ltd.	8,173,935	30,228
*	Kaynes Technology India Ltd.	393,290	29,670
	Balkrishna Industries Ltd.	1,155,613	29,648
	Crompton Greaves Consumer Electricals Ltd.	9,240,831	29,406
	Ipca Laboratories Ltd.	2,013,563	28,827
	Astral Ltd.	1,734,931	28,325
	KPIT Technologies Ltd.	2,149,014	28,224
	LIC Housing Finance Ltd.	4,242,803	27,281
[3]	PNB Housing Finance Ltd.	2,554,607	26,741
	Central Depository Services India Ltd.	1,485,712	26,555
*,3	Krishna Institute of Medical Sciences Ltd.	3,268,643	26,539
	Apollo Tyres Ltd.	4,674,217	26,396
	Schaeffler India Ltd.	581,847	26,359
	Exide Industries Ltd.	6,127,036	26,345
[3]	Aster DM Healthcare Ltd.	3,439,505	26,260
*	Amber Enterprises India Ltd.	284,675	25,743
	Dalmia Bharat Ltd.	1,089,141	25,690
*	IndusInd Bank Ltd.	2,815,608	25,207
[3]	Gland Pharma Ltd.	1,144,992	24,874
	ACC Ltd.	1,170,914	24,795
[3]	Nippon Life India Asset Management Ltd.	2,507,028	24,687
[3]	Brookfield India Real Estate Trust	6,368,907	24,608
[3]	Cochin Shipyard Ltd.	1,218,548	24,534
	Redington Ltd.	8,413,230	24,022
	Indraprastha Gas Ltd.	10,055,623	23,976
	Manappuram Finance Ltd.	7,851,572	23,809
	Apar Industries Ltd.	243,906	23,808
	Motilal Oswal Financial Services Ltd.	2,160,783	23,804
[3]	RBL Bank Ltd.	6,447,029	23,679
*	Sammaan Capital Ltd.	11,145,249	23,672
	Adani Total Gas Ltd.	3,250,514	23,108
	Tata Chemicals Ltd.	2,293,540	23,002
	Kalpataru Projects International Ltd.	1,624,391	22,970
	Bharat Dynamics Ltd.	1,325,465	22,812
*	Cartrade Tech Ltd.	668,275	22,711
	Bharti Hexacom Ltd.	1,079,105	22,586
*	Reliance Power Ltd.	42,811,600	22,359
	JB Chemicals & Pharmaceuticals Ltd.	1,167,838	22,116
	Brigade Enterprises Ltd.	1,888,632	22,066
	Gujarat Fluorochemicals Ltd.	518,244	21,851
	Berger Paints India Ltd.	3,543,644	21,607
*	Inox Wind Ltd.	12,362,044	21,592
	Neuland Laboratories Ltd.	115,901	21,487
*,2	Piramal Finance Ltd.	1,681,913	21,300
	Lloyds Metals & Energy Ltd.	1,439,398	21,150
	Ramco Cements Ltd.	1,779,716	20,905

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of India	13,112,548	20,653
	Godfrey Phillips India Ltd.	591,412	20,467
[3]	Premier Energies Ltd.	1,662,943	20,435
	Welspun Corp. Ltd.	1,875,635	20,407
[3]	Bandhan Bank Ltd.	11,457,237	20,172
	Five-Star Business Finance Ltd.	2,734,523	20,097
*	Poonawalla Fincorp Ltd.	3,675,206	19,943
	United Breweries Ltd.	982,902	19,901
*	IIFL Finance Ltd.	3,294,770	19,823
[3]	Syngene International Ltd.	2,701,913	19,785
	Narayana Hrudayalaya Ltd.	994,192	19,658
	NBCC India Ltd.	14,851,333	19,618
*	Indian Renewable Energy Development Agency Ltd.	11,454,400	19,588
	Piramal Pharma Ltd.	8,690,910	19,526
	Deepak Nitrite Ltd.	992,794	19,303
	Housing & Urban Development Corp. Ltd.	7,192,558	19,187
	Tata Technologies Ltd.	2,461,746	19,186
	Motherson Sumi Wiring India Ltd.	36,071,965	19,177
	Aptus Value Housing Finance India Ltd.	5,363,837	19,167
	KPR Mill Ltd.	1,585,362	19,110
[3]	Dr Lal PathLabs Ltd.	530,034	18,720
	CESC Ltd.	9,239,925	18,712
[3]	General Insurance Corp. of India	4,424,307	18,616
	HBL Engineering Ltd.	1,646,263	18,616
	Karur Vysya Bank Ltd.	6,775,712	18,562
	Linde India Ltd.	273,760	18,528
*	Star Health & Allied Insurance Co. Ltd.	3,318,696	18,489
[3]	L&T Technology Services Ltd.	392,932	18,192
	GlaxoSmithKline Pharmaceuticals Ltd.	616,403	18,165
*,3	SAI Life Sciences Ltd.	1,756,710	18,160
	Hindustan Copper Ltd.	4,730,433	18,108
	Timken India Ltd.	508,201	17,988
	Global Health Ltd.	1,215,289	17,922
	Great Eastern Shipping Co. Ltd.	1,449,169	17,909
	Angel One Ltd.	630,289	17,700
	Amara Raja Energy & Mobility Ltd.	1,562,563	17,679
	KEC International Ltd.	1,910,160	17,573
	Escorts Kubota Ltd.	412,204	17,571
	Firstsource Solutions Ltd.	4,376,554	17,441
	Anand Rathi Wealth Ltd.	499,736	17,380
	Tata Investment Corp. Ltd.	1,914,090	17,200
[3]	IndiGrid Infrastructure Trust	8,768,886	16,975
	Kfin Technologies Ltd.	1,369,753	16,932
	Ajanta Pharma Ltd.	609,331	16,922
*	Cohance Lifesciences Ltd.	1,977,271	16,773
	UTI Asset Management Co. Ltd.	1,190,338	16,735
*	Bajaj Housing Finance Ltd.	13,456,783	16,695
*	Wockhardt Ltd.	1,154,337	16,657
	Emami Ltd.	2,759,118	16,597
*	Onesource Specialty Pharma Ltd.	794,059	16,567
*	EID Parry India Ltd.	1,367,005	16,519
	Nuvama Wealth Management Ltd.	204,887	16,372
*	Affle 3i Ltd.	754,032	16,371
	CRISIL Ltd.	294,740	16,350
	AIA Engineering Ltd.	445,412	16,298
[3]	Endurance Technologies Ltd.	506,547	16,205
	Cyient Ltd.	1,236,719	16,190
	Carborundum Universal Ltd.	1,596,271	16,187
	Kajaria Ceramics Ltd.	1,187,949	16,146
	Sundram Fasteners Ltd.	1,502,240	16,068
	eClerx Services Ltd.	298,413	15,878
	JSW Infrastructure Ltd.	4,870,300	15,872
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	942,567	15,838
	Himadri Speciality Chemical Ltd.	2,914,260	15,831
	Usha Martin Ltd.	3,009,439	15,747
	Thermax Ltd.	431,840	15,654
[3]	Mindspace Business Parks REIT	2,978,097	15,600
	Aditya Birla Real Estate Ltd.	728,354	15,394
*	NTPC Green Energy Ltd.	13,249,255	15,377
	Castrol India Ltd.	6,946,672	15,244

Total International Stock Index Fund
		Shares	Market Value• ($000)
	TVS Holdings Ltd.	89,082	15,242
	Zensar Technologies Ltd.	1,694,673	15,222
	Aegis Logistics Ltd.	1,799,759	15,207
	Zee Entertainment Enterprises Ltd.	13,180,442	14,920
[3]	Home First Finance Co. India Ltd.	1,104,459	14,861
*	AWL Agri Business Ltd.	4,790,577	14,813
	Bank of Maharashtra	22,250,430	14,791
	IRB Infrastructure Developers Ltd.	29,085,570	14,657
	Atul Ltd.	224,576	14,569
	NLC India Ltd.	4,912,755	14,496
	PG Electroplast Ltd.	2,245,082	14,429
	Acutaas Chemicals Ltd.	738,031	14,347
	NCC Ltd.	5,978,140	14,290
	Gujarat State Petronet Ltd.	4,094,668	14,270
	TD Power Systems Ltd.	1,609,872	14,045
	Whirlpool of India Ltd.	890,506	14,023
	ZF Commercial Vehicle Control Systems India Ltd.	100,164	14,007
	Intellect Design Arena Ltd.	1,087,606	13,878
*	PVR Inox Ltd.	1,018,748	13,837
	Ceat Ltd.	301,793	13,700
*,3	Lemon Tree Hotels Ltd.	7,353,237	13,680
	City Union Bank Ltd.	5,308,602	13,676
	BEML Ltd.	275,059	13,612
	Kirloskar Oil Engines Ltd.	1,208,287	13,596
*	Jaiprakash Power Ventures Ltd.	66,035,270	13,391
	Nava Ltd.	1,921,813	13,387
	Hexaware Technologies Ltd.	1,713,016	13,258
	Force Motors Ltd.	66,032	13,127
	Granules India Ltd.	2,055,355	13,103
	Elgi Equipments Ltd.	2,336,765	13,089
	Gabriel India Ltd.	912,564	13,081
	3M India Ltd.	39,265	13,064
*	PTC Industries Ltd.	66,244	12,894
	Honeywell Automation India Ltd.	31,333	12,867
	Aarti Industries Ltd.	2,963,274	12,677
	Grindwell Norton Ltd.	662,485	12,604
*	Aditya Birla Lifestyle Brands Ltd.	8,251,754	12,410
	Craftsman Automation Ltd.	164,601	12,380
	EIH Ltd.	2,816,291	12,348
*	CreditAccess Grameen Ltd.	766,991	12,288
[3]	PowerGrid Infrastructure Investment Trust	11,084,236	12,181
	Chambal Fertilisers & Chemicals Ltd.	2,239,286	12,123
	Garden Reach Shipbuilders & Engineers Ltd.	421,294	12,096
	LMW Ltd.	67,860	12,027
	Can Fin Homes Ltd.	1,228,867	12,002
*	Inventurus Knowledge Solutions Ltd.	645,733	11,969
	Anant Raj Ltd.	1,647,655	11,959
[3]	Paradeep Phosphates Ltd.	6,337,068	11,872
	Sobha Ltd.	649,599	11,867
	Natco Pharma Ltd.	1,270,527	11,722
	Mahanagar Gas Ltd.	810,611	11,647
[3]	IndiaMart InterMesh Ltd.	419,177	11,620
	Dr Reddy's Laboratories Ltd. ADR	874,071	11,616
	Gujarat Gas Ltd.	2,513,480	11,528
	Jubilant Pharmova Ltd.	924,566	11,462
	Titagarh Rail System Ltd.	1,150,523	11,452
	Godawari Power & Ispat Ltd.	3,528,556	11,269
	Data Patterns India Ltd.	360,780	11,134
*	Devyani International Ltd.	6,091,184	11,099
*	Aavas Financiers Ltd.	594,199	11,036
	Asahi India Glass Ltd.	1,061,041	11,024
[3]	Eris Lifesciences Ltd.	613,587	11,013
	Poly Medicure Ltd.	485,578	10,935
	Bata India Ltd.	901,486	10,863
	Gillette India Ltd.	106,443	10,806
*	Chalet Hotels Ltd.	1,008,922	10,786
	Swan Corp. Ltd.	2,031,639	10,728
*	Sapphire Foods India Ltd.	3,328,277	10,721
	Netweb Technologies India Ltd.	234,985	10,681
	Techno Electric & Engineering Co. Ltd.	717,584	10,655

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Reliance Infrastructure Ltd.	4,333,322	10,529
[3]	Sansera Engineering Ltd.	611,877	10,437
	SJVN Ltd.	10,456,276	10,355
	Authum Investment & Infrastucture Ltd.	315,952	10,345
	VA Tech Wabag Ltd.	649,256	10,328
	HFCL Ltd.	12,481,114	10,321
*	Go Digit General Insurance Ltd.	2,553,631	10,308
*,2	SKF India Industrial Ltd.	336,350	10,262
	PCBL Chemical Ltd.	2,504,445	10,206
	JM Financial Ltd.	5,493,591	10,144
	Afcons Infrastructure Ltd.	2,008,861	10,121
	Triveni Turbine Ltd.	1,678,952	10,112
	Olectra Greentech Ltd.	579,885	10,108
	Sumitomo Chemical India Ltd.	1,787,112	10,106
	Capri Global Capital Ltd.	4,409,694	10,074
	Shyam Metalics & Energy Ltd.	1,015,498	10,037
	Edelweiss Financial Services Ltd.	7,829,093	10,008
	Rainbow Children's Medicare Ltd.	647,806	9,986
	Sonata Software Ltd.	2,395,863	9,978
[3]	Indian Energy Exchange Ltd.	6,364,178	9,961
	Bayer CropScience Ltd.	180,798	9,940
	CCL Products India Ltd.	1,016,450	9,838
	Zen Technologies Ltd.	633,965	9,684
	Birlasoft Ltd.	2,305,726	9,644
	V-Guard Industries Ltd.	2,364,323	9,643
*	Nazara Technologies Ltd.	3,196,584	9,607
	Strides Pharma Science Ltd.	909,578	9,572
	IDBI Bank Ltd.	8,174,403	9,547
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	9,270
	LT Foods Ltd.	1,939,805	9,186
	Metro Brands Ltd.	719,218	9,139
[3]	IRB InvIT Fund	12,909,083	9,095
	CMS Info Systems Ltd.	2,169,649	9,070
	Tilaknagar Industries Ltd.	1,516,371	9,006
[3]	IRCON International Ltd.	4,701,304	8,970
	TSF Investments Ltd.	1,213,836	8,938
	Engineers India Ltd.	3,907,434	8,890
	Sudarshan Chemical Industries Ltd.	679,648	8,798
	Balrampur Chini Mills Ltd.	1,681,655	8,687
	CIE Automotive India Ltd.	1,746,678	8,505
*	Aadhar Housing Finance Ltd.	1,477,666	8,476
*	MTAR Technologies Ltd.	295,282	8,475
*	Jyoti CNC Automation Ltd.	871,023	8,468
	JK Lakshmi Cement Ltd.	860,865	8,438
*	Medplus Health Services Ltd.	979,443	8,408
*	Embassy Developments Ltd.	7,910,784	8,277
*,3	Metropolis Healthcare Ltd.	372,208	8,270
	Finolex Cables Ltd.	932,453	8,253
	Alembic Pharmaceuticals Ltd.	810,274	8,194
	Syrma SGS Technology Ltd.	889,031	8,139
	SKF India Ltd.	336,350	8,104
	BASF India Ltd.	162,919	8,094
	Newgen Software Technologies Ltd.	735,333	8,080
*	Gokaldas Exports Ltd.	854,689	8,069
*	Godrej Industries Ltd.	649,803	8,061
	Procter & Gamble Health Ltd.	115,901	8,051
	Ratnamani Metals & Tubes Ltd.	293,414	8,009
*,3	Ujjivan Small Finance Bank Ltd.	13,698,555	8,002
	Finolex Industries Ltd.	3,756,511	7,944
	RR Kabel Ltd.	498,276	7,922
*	NMDC Steel Ltd.	16,354,744	7,921
	Clean Science & Technology Ltd.	696,097	7,908
	Kansai Nerolac Paints Ltd.	2,821,755	7,883
	JK Tyre & Industries Ltd.	1,618,174	7,881
	AstraZeneca Pharma India Ltd.	73,159	7,878
*	Tbo Tek Ltd.	470,739	7,857
	Arvind Ltd.	2,185,297	7,848
[3]	KPI Green Energy Ltd.	1,300,225	7,833
	Kirloskar Brothers Ltd.	370,189	7,808
	Astra Microwave Products Ltd.	661,033	7,748

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sarda Energy & Minerals Ltd.	1,298,395	7,737
	Transformers & Rectifiers India Ltd.	1,535,192	7,695
	Gravita India Ltd.	409,015	7,674
	Safari Industries India Ltd.	318,920	7,665
	HEG Ltd.	1,150,637	7,656
*	SBFC Finance Ltd.	5,953,006	7,650
	Supreme Petrochem Ltd.	899,111	7,604
	Chennai Petroleum Corp. Ltd.	688,684	7,593
	Time Technoplast Ltd.	3,136,086	7,592
	Elecon Engineering Co. Ltd.	1,200,397	7,589
	Century Plyboards India Ltd.	888,737	7,549
	Sun TV Network Ltd.	1,180,289	7,470
	Vardhman Textiles Ltd.	1,515,715	7,442
	Gujarat Pipavav Port Ltd.	3,966,149	7,431
	Vijaya Diagnostic Centre Ltd.	666,668	7,425
	Doms Industries Ltd.	256,069	7,415
	Bikaji Foods International Ltd.	898,857	7,390
*	Schneider Electric Infrastructure Ltd.	783,697	7,381
*	Ola Electric Mobility Ltd.	13,060,905	7,372
	South Indian Bank Ltd.	17,766,366	7,328
	DCM Shriram Ltd.	507,895	7,322
*	Aditya Birla Fashion & Retail Ltd.	7,925,304	7,282
	Happiest Minds Technologies Ltd.	1,248,134	7,242
	Zydus Wellness Ltd.	1,346,455	7,221
	Ramkrishna Forgings Ltd.	1,180,232	7,217
[3]	New India Assurance Co. Ltd.	3,383,679	7,125
	Sanofi India Ltd.	131,596	7,085
	Minda Corp. Ltd.	1,116,525	7,084
	Shakti Pumps India Ltd.	767,061	7,067
	Shipping Corp. of India Ltd.	2,414,926	7,047
	Vesuvius India Ltd.	1,265,324	7,029
	Vinati Organics Ltd.	376,202	7,007
	Jammu & Kashmir Bank Ltd.	5,854,744	7,000
*	Azad Engineering Ltd.	366,437	6,989
	GHCL Ltd.	957,674	6,895
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	6,880
	Caplin Point Laboratories Ltd.	298,792	6,835
*	Nuvoco Vistas Corp. Ltd.	1,464,156	6,832
	Kirloskar Pneumatic Co. Ltd.	542,365	6,829
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	6,798
	Aarti Pharmalabs Ltd.	707,953	6,794
*	IFCI Ltd.	10,384,947	6,777
	Action Construction Equipment Ltd.	543,983	6,744
	Cemindia Projects Ltd.	737,346	6,726
	Praj Industries Ltd.	1,759,849	6,681
	Voltamp Transformers Ltd.	80,049	6,668
*	Hindustan Construction Co. Ltd.	20,736,387	6,667
	Graphite India Ltd.	945,257	6,633
	IIFL Capital Services Ltd.	1,722,752	6,627
	KSB Ltd.	737,860	6,571
	Jindal Saw Ltd.	3,323,174	6,559
[3]	Tejas Networks Ltd.	1,090,046	6,540
*	Pricol Ltd.	1,096,426	6,538
	Tanla Platforms Ltd.	950,527	6,532
*	Indian Overseas Bank	14,429,444	6,513
	Arvind Fashions Ltd.	1,151,508	6,513
	Mrs Bectors Food Specialities Ltd.	430,833	6,492
*	Eureka Forbes Ltd.	1,013,668	6,370
	Mahindra Lifespace Developers Ltd.	1,462,453	6,360
	Care Ratings Ltd.	350,304	6,324
*	Rategain Travel Technologies Ltd.	877,549	6,306
	PTC India Ltd.	3,331,175	6,302
	Maharashtra Scooters Ltd.	37,023	6,295
	Blue Dart Express Ltd.	84,534	6,261
	Vedant Fashions Ltd.	859,749	6,250
	Concord Biotech Ltd.	382,589	6,224
	Tamilnad Mercantile Bank Ltd.	1,102,098	6,192
	Welspun Living Ltd.	4,228,810	6,177
*	Honasa Consumer Ltd.	1,929,878	6,172
	Prudent Corporate Advisory Services Ltd.	214,141	6,159

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Central Bank of India Ltd.	13,746,156	6,108
	Jupiter Life Line Hospitals Ltd.	341,297	6,099
	Archean Chemical Industries Ltd.	812,342	6,051
	Jyothy Labs Ltd.	1,683,892	5,963
	Jupiter Wagons Ltd.	1,646,643	5,962
*	SignatureGlobal India Ltd.	482,535	5,890
	Marksans Pharma Ltd.	2,846,031	5,836
	Westlife Foodworld Ltd.	867,659	5,795
*	Websol Energy System Ltd.	422,686	5,785
	Bombay Burmah Trading Co.	256,864	5,729
	Genus Power Infrastructures Ltd.	1,482,295	5,685
	Trident Ltd.	16,740,771	5,396
	GMM Pfaudler Ltd.	370,678	5,381
	Fine Organic Industries Ltd.	107,545	5,372
	Mastek Ltd.	222,889	5,367
	Sanofi Consumer Healthcare India Ltd.	98,193	5,354
[3]	Godrej Agrovet Ltd.	712,947	5,324
	Garware Technical Fibres Ltd.	621,737	5,313
	Power Mech Projects Ltd.	188,217	5,292
	BLS International Services Ltd.	1,491,872	5,282
	Jubilant Ingrevia Ltd.	677,708	5,264
	RITES Ltd.	1,901,166	5,248
	Suprajit Engineering Ltd.	1,040,073	5,231
	Karnataka Bank Ltd.	2,599,556	5,220
	Shilpa Medicare Ltd.	1,310,030	5,209
	Birla Corp. Ltd.	392,388	5,205
	Railtel Corp. of India Ltd.	1,243,877	5,153
	PNC Infratech Ltd.	1,598,140	5,044
*	Sterlite Technologies Ltd.	3,807,737	5,031
	JK Paper Ltd.	1,122,040	5,018
*,3	Equitas Small Finance Bank Ltd.	7,804,839	5,008
*	Mangalore Refinery & Petrochemicals Ltd.	2,659,240	4,982
*	Valor Estate Ltd.	2,965,788	4,970
*	Borosil Renewables Ltd.	683,870	4,958
	Akzo Nobel India Ltd.	135,597	4,949
*	V-Mart Retail Ltd.	527,864	4,930
	Garware Hi-Tech Films Ltd.	127,943	4,910
	Relaxo Footwears Ltd.	990,062	4,862
	Rhi Magnesita India Ltd.	896,438	4,814
	AurionPro Solutions Ltd.	353,473	4,803
	Cello World Ltd.	649,117	4,781
	Saregama India Ltd.	932,660	4,774
	EPL Ltd.	2,086,044	4,740
*	RattanIndia Power Ltd.	37,978,934	4,668
*	Network18 Media & Investments Ltd.	8,651,147	4,667
*	Restaurant Brands Asia Ltd.	6,155,025	4,659
	Avanti Feeds Ltd.	591,000	4,642
*	Raymond Lifestyle Ltd.	348,404	4,637
	JBM Auto Ltd.	616,872	4,617
*	GMR Power & Urban Infra Ltd.	3,483,968	4,595
	ION Exchange India Ltd.	1,016,654	4,581
	Cera Sanitaryware Ltd.	64,915	4,550
*	Tata Teleservices Maharashtra Ltd.	7,381,342	4,540
	Texmaco Rail & Engineering Ltd.	2,946,521	4,522
	Electrosteel Castings Ltd.	4,371,369	4,490
	G R Infraprojects Ltd.	339,037	4,459
*	VIP Industries Ltd.	966,655	4,422
	Triveni Engineering & Industries Ltd.	1,096,852	4,406
*	Sterling & Wilson Renewable	1,765,748	4,364
*	Chemplast Sanmar Ltd.	968,537	4,350
	KRBL Ltd.	1,034,319	4,348
*	Sheela Foam Ltd.	534,096	4,204
*	Ashoka Buildcon Ltd.	1,810,852	4,191
	Thomas Cook India Ltd.	2,287,166	4,168
	KNR Constructions Ltd.	2,020,693	4,114
	Rain Industries Ltd.	2,716,591	4,082
	TTK Prestige Ltd.	538,144	4,057
	Orient Electric Ltd.	1,718,014	4,039
*	JSW Holdings Ltd.	21,837	4,038
*	Infibeam Avenues Ltd.	18,315,203	4,022

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Alkyl Amines Chemicals	190,351	3,988
*	Shree Renuka Sugars Ltd.	11,908,064	3,952
	Anup Engineering Ltd.	150,719	3,916
*	India Cements Ltd.	852,721	3,859
*	Zaggle Prepaid Ocean Services Ltd.	916,330	3,844
	Maharashtra Seamless Ltd.	600,370	3,839
	DCB Bank Ltd.	2,146,123	3,820
*	Bajaj Consumer Care Ltd.	1,194,768	3,731
	NIIT Learning Systems Ltd.	1,019,877	3,731
	ISGEC Heavy Engineering Ltd.	374,154	3,705
	Campus Activewear Ltd.	1,164,677	3,669
	Rallis India Ltd.	1,258,481	3,663
*	TVS Supply Chain Solutions Ltd.	2,413,176	3,501
	Gateway Distriparks Ltd.	4,800,340	3,451
	Bajaj Electricals Ltd.	596,121	3,449
	Galaxy Surfactants Ltd.	137,196	3,449
*	Alok Industries Ltd.	17,220,050	3,380
[3]	Dilip Buildcon Ltd.	582,489	3,246
	Paisalo Digital Ltd.	7,422,404	3,167
	NOCIL Ltd.	1,495,954	3,116
*	Raymond Ltd.	474,722	3,067
*	TeamLease Services Ltd.	156,858	2,965
	Kaveri Seed Co. Ltd.	250,551	2,937
*	Rajesh Exports Ltd.	1,307,990	2,679
*	Jai Balaji Industries Ltd.	2,454,749	2,613
*	Just Dial Ltd.	297,067	2,586
	Pfizer Ltd.	42,910	2,518
	Polyplex Corp. Ltd.	226,963	2,443
	Symphony Ltd.	228,056	2,400
	Balaji Amines Ltd.	150,461	2,385
[3]	Quess Corp. Ltd.	845,343	2,283
	Vaibhav Global Ltd.	745,725	2,259
*	Sun Pharma Advanced Research Co. Ltd.	1,396,765	2,127
	Route Mobile Ltd.	254,986	2,046
	Orient Cement Ltd.	801,955	1,937
*	Allcargo Logistics Ltd.	4,114,288	1,594
	NIIT Ltd.	972,410	1,144
*,2	Advent Hotels International Pvt Ltd.	296,578	1,045
*	Dhani Services Ltd.	837,125	580
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			29,735,994
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	713,709,297	365,413
	Bank Rakyat Indonesia Persero Tbk. PT	960,309,647	229,726
	Bank Mandiri Persero Tbk. PT	630,545,150	178,642
	Telkom Indonesia Persero Tbk. PT	634,565,558	122,747
	Astra International Tbk. PT	293,191,107	108,411
*	Amman Mineral Internasional PT	175,694,200	74,943
*	Dian Swastatika Sentosa Tbk. PT	13,614,600	69,187
*	Barito Pacific Tbk. PT	300,897,873	62,359
	Bank Negara Indonesia Persero Tbk. PT	174,866,612	45,961
*	Bumi Resources Minerals Tbk. PT	767,949,211	42,427
*	GoTo Gojek Tokopedia Tbk. PT Class A	11,443,501,600	41,110
	Sumber Alfaria Trijaya Tbk. PT	294,922,623	35,613
	United Tractors Tbk. PT	20,565,039	33,251
	Petrindo Jaya Kreasi Tbk. PT	244,828,990	29,559
	Charoen Pokphand Indonesia Tbk. PT	104,618,714	29,359
	Indofood Sukses Makmur Tbk. PT	62,762,972	27,930
*	Merdeka Copper Gold Tbk. PT	176,062,500	25,762
	Kalbe Farma Tbk. PT	268,873,617	20,623
	Aneka Tambang Tbk.	109,012,197	20,277
*	Bumi Resources Tbk. PT	2,332,226,429	19,888
	Elang Mahkota Teknologi Tbk. PT	241,078,863	17,136
	Indofood CBP Sukses Makmur Tbk. PT	32,558,935	17,016
	Alamtri Resources Indonesia Tbk. PT	138,393,845	15,667
	Indah Kiat Pulp & Paper Tbk. PT	34,003,245	15,207
*	Adaro Andalan Indonesia PT	27,600,900	14,189
	Perusahaan Gas Negara Tbk. PT	129,235,691	13,512
	Unilever Indonesia Tbk. PT	83,056,460	12,879

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Medikaloka Hermina Tbk. PT	126,519,872	11,424
	Mitra Keluarga Karyasehat Tbk. PT	71,316,550	11,067
	XLSMART Telecom Sejahtera Tbk. PT	66,360,558	10,411
	Trimegah Bangun Persada Tbk. PT	130,536,300	9,811
*	Bank Jago Tbk. PT	71,480,300	9,391
	Vale Indonesia Tbk. PT	31,442,711	8,972
	Mitra Adiperkasa Tbk. PT	115,450,673	8,943
	Japfa Comfeed Indonesia Tbk. PT	56,912,151	8,578
	Sarana Menara Nusantara Tbk. PT	261,997,799	8,575
	Indosat Tbk. PT	74,478,304	8,432
	Dayamitra Telekomunikasi PT	243,022,743	8,181
	Alamtri Minerals Indonesia Tbk. PT	96,217,492	8,065
	Pabrik Kertas Tjiwi Kimia Tbk. PT	18,315,745	7,669
	Semen Indonesia Persero Tbk. PT	46,257,030	7,663
	Cisarua Mountain Dairy PT Tbk.	22,390,958	7,638
	Gudang Garam Tbk. PT	7,122,136	7,411
	Bank Syariah Indonesia Tbk. PT	48,235,823	7,387
	Medco Energi Internasional Tbk. PT	91,450,134	7,318
*	Bukalapak.com PT Tbk.	710,245,000	7,175
	Bukit Asam Tbk. PT	47,577,316	6,862
	Ciputra Development Tbk. PT	120,885,784	6,422
	AKR Corporindo Tbk. PT	86,933,307	6,381
	Mayora Indah Tbk. PT	49,486,598	6,328
	Indocement Tunggal Prakarsa Tbk. PT	14,275,564	5,359
	Jasa Marga Persero Tbk. PT	24,646,559	5,290
	Timah Tbk. PT	32,415,801	5,201
	Bank Tabungan Negara Persero Tbk. PT	70,075,984	5,153
	Map Aktif Adiperkasa PT	122,298,800	5,135
	Indo Tambangraya Megah Tbk. PT	3,574,638	5,048
	Pakuwon Jati Tbk. PT	212,060,924	4,686
	BFI Finance Indonesia Tbk. PT	90,077,472	4,356
	PT Tower Bersama Infrastructure Tbk.	29,293,122	4,193
	Avia Avian Tbk. PT	159,768,569	3,973
*	MNC Digital Entertainment Tbk. PT	128,617,943	3,905
	Surya Citra Media Tbk. PT	181,306,297	3,677
	Summarecon Agung Tbk. PT	152,109,963	3,580
	ESSA Industries Indonesia Tbk. PT	93,858,655	3,469
	Astra Agro Lestari Tbk. PT	7,388,592	3,467
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	3,173
	Bank Pan Indonesia Tbk. PT	50,320,227	3,120
*	Bumi Serpong Damai Tbk. PT	51,534,380	3,030
*,2	Waskita Karya Persero Tbk. PT	248,206,980	3,015
*	Siloam International Hospitals Tbk. PT	22,351,877	2,915
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	82,523,700	2,778
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	2,529
*	Lippo Karawaci Tbk. PT	457,218,026	2,446
*	Bank Neo Commerce Tbk. PT	103,901,552	2,425
	Bank BTPN Syariah Tbk. PT	28,676,557	2,360
*	Panin Financial Tbk. PT	118,050,309	1,702
	Matahari Department Store Tbk. PT	16,182,381	1,639
*	Media Nusantara Citra Tbk. PT	90,894,998	1,464
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,049,974	1,309
			1,979,295
Ireland (0.2%)
	AIB Group plc	31,098,468	286,614
	Bank of Ireland Group plc	13,980,619	228,904
	Kerry Group plc Class A	2,394,096	218,396
	Kingspan Group plc	2,232,984	167,202
	Glanbia plc	2,747,914	46,511
	Ryanair Holdings plc	764,384	23,142
	Cairn Homes plc	8,354,635	18,565
	Dalata Hotel Group plc	2,137,846	15,859
	Glanbia plc (XLON)	8,754	150
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			1,005,343
Israel (0.7%)
	Bank Leumi Le-Israel BM	21,765,952	441,761
	Bank Hapoalim BM	19,196,955	389,366
*	Teva Pharmaceutical Industries Ltd.	16,605,264	340,016

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Elbit Systems Ltd.	378,065	179,081
	Israel Discount Bank Ltd. Class A	17,903,562	178,924
*	Nova Ltd.	426,208	148,048
	Mizrahi Tefahot Bank Ltd.	2,218,934	144,270
*	Tower Semiconductor Ltd.	1,624,167	134,245
	Phoenix Financial Ltd.	3,292,340	126,745
*	Nice Ltd.	920,167	125,518
	Bezeq The Israeli Telecommunication Corp. Ltd.	34,218,003	70,089
	ICL Group Ltd.	10,469,719	68,582
*	Enlight Renewable Energy Ltd.	1,716,747	59,674
	Azrieli Group Ltd.	527,327	55,634
	Harel Insurance Investments & Financial Services Ltd.	1,595,765	55,618
	First International Bank of Israel Ltd.	763,895	54,941
	Clal Insurance Enterprises Holdings Ltd.	987,926	54,934
	Big Shopping Centers Ltd.	228,867	51,200
*	Camtek Ltd.	406,701	50,825
	Melisron Ltd.	352,703	45,910
	Next Vision Stabilized Systems Ltd.	972,487	42,696
	Mivne Real Estate KD Ltd.	8,481,668	37,449
	Shufersal Ltd.	2,863,818	35,591
	Delek Group Ltd.	129,663	34,091
*	OPC Energy Ltd.	1,811,450	32,679
	Menora Mivtachim Holdings Ltd.	315,151	31,392
	Paz Retail & Energy Ltd.	146,077	31,207
	Tel Aviv Stock Exchange Ltd.	1,264,677	29,440
	Alony Hetz Properties & Investments Ltd.	2,319,500	28,438
	Migdal Insurance & Financial Holdings Ltd.	7,871,824	28,248
	Amot Investments Ltd.	3,382,528	26,705
*	Shikun & Binui Ltd.	4,650,245	25,903
	Reit 1 Ltd.	2,730,951	22,377
	Strauss Group Ltd.	780,517	21,979
	Formula Systems 1985 Ltd.	141,907	20,600
*	Bet Shemesh Engines Holdings 1997 Ltd.	99,653	20,548
	Mega Or Holdings Ltd.	323,184	19,845
	Israel Corp. Ltd.	54,886	19,433
	Hilan Ltd.	245,431	19,335
	Sapiens International Corp. NV	445,259	19,051
	Shapir Engineering & Industry Ltd.	2,117,781	18,939
	Partner Communications Co. Ltd.	1,892,637	18,792
	FIBI Holdings Ltd.	242,205	18,607
*	Fattal Holdings 1998 Ltd.	101,653	18,451
	Electra Ltd.	580,320	18,389
	Matrix IT Ltd.	495,822	18,362
	One Software Technologies Ltd.	663,137	17,831
	Energix-Renewable Energies Ltd.	3,785,390	17,483
*	El Al Israel Airlines	4,137,644	17,194
*	Airport City Ltd.	860,495	17,009
*	Equital Ltd.	338,987	16,167
*	Cellcom Israel Ltd.	1,538,419	16,037
	Ashtrom Group Ltd.	685,864	15,671
	Meitav Investment House Ltd.	496,822	15,631
	Aura Investments Ltd.	2,159,948	15,580
	YH Dimri Construction & Development Ltd.	127,519	15,387
	Kenon Holdings Ltd.	286,158	14,905
	Israel Canada T.R Ltd.	2,559,023	13,331
	Fox Wizel Ltd.	113,330	13,057
	Sella Capital Real Estate Ltd.	3,343,976	11,902
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	125,660	11,810
*	OY Nofar Energy Ltd.	365,437	11,665
	Isracard Ltd.	2,696,272	11,503
	Summit Real Estate Holdings Ltd.	558,809	11,442
	Inrom Construction Industries Ltd.	1,432,369	10,672
	Danel Adir Yeoshua Ltd.	71,911	9,951
	Oil Refineries Ltd.	32,468,226	9,479
*	Priortech Ltd.	118,331	9,046
*	Nayax Ltd.	204,808	8,563
	Delta Galil Ltd.	148,194	8,274
	Gav-Yam Lands Corp. Ltd.	663,043	8,264
	Elco Ltd.	133,938	7,210
	IDI Insurance Co. Ltd.	118,331	7,016

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Perion Network Ltd.	661,937	6,225
	Delek Automotive Systems Ltd.	685,378	5,766
	G City Ltd.	1,496,131	5,095
	AudioCodes Ltd.	9,371	83
			3,793,177
Italy (2.0%)
	UniCredit SpA	22,639,314	1,676,366
	Intesa Sanpaolo SpA	227,575,830	1,466,805
	Enel SpA	112,588,197	1,138,915
	Ferrari NV	1,730,415	692,963
	Generali	14,040,438	540,499
	Eni SpA	28,288,413	521,624
	Prysmian SpA	4,160,043	433,742
	Leonardo SpA	5,838,525	343,508
	Stellantis NV	31,346,660	318,791
	Banco BPM SpA	21,353,645	311,111
[1]	Banca Monte dei Paschi di Siena SpA	30,690,215	269,168
	BPER Banca SpA	20,151,590	241,454
	Terna - Rete Elettrica Nazionale	20,405,245	209,237
	FinecoBank Banca Fineco SpA	8,904,364	203,733
	Moncler SpA	3,263,643	195,784
	Snam SpA	29,752,901	183,504
[3]	Poste Italiane SpA	6,640,507	160,102
	Unipol Assicurazioni SpA	5,489,692	120,188
	Tenaris SA	5,144,791	102,252
*	Telecom Italia SpA (Registered)	159,601,839	94,108
	Recordati Industria Chimica e Farmaceutica SpA	1,577,101	93,872
	Italgas SpA	8,793,727	92,272
	Lottomatica Group SpA	3,677,434	90,679
	Buzzi SpA	1,270,036	76,511
	A2A SpA	22,809,047	66,457
	Banca Mediolanum SpA	3,062,174	61,563
	Azimut Holding SpA	1,549,796	60,654
	Iveco Group NV	2,767,496	58,818
*	Telecom Italia SpA (Bearer)	86,886,611	57,770
[1]	Davide Campari-Milano NV	8,093,338	56,345
	Interpump Group SpA	1,053,349	54,364
[3]	Infrastrutture Wireless Italiane SpA	4,715,293	51,813
[1]	Brunello Cucinelli SpA	496,234	50,292
	Hera SpA	11,201,041	50,272
[1]	Saipem SpA	18,890,167	49,246
	Reply SpA	332,314	46,639
[3]	Nexi SpA	8,651,824	45,618
	Banca Generali SpA	798,300	45,212
[3]	Pirelli & C SpA	5,380,112	37,769
	De' Longhi SpA	989,988	36,135
*	Fincantieri SpA	1,335,551	34,361
*,3	BFF Bank SpA	2,563,831	30,947
	SOL SpA	524,289	30,698
	Maire SpA	2,020,909	30,684
[1]	Amplifon SpA	1,778,393	30,392
[3]	Technogym SpA	1,611,222	29,184
	DiaSorin SpA	316,671	28,049
[1]	Webuild SpA	6,732,738	27,209
	Iren SpA	9,056,615	26,724
[1]	Mediobanca Banca di Credito Finanziario SpA	1,395,568	26,672
*	Technoprobe SpA	2,093,052	22,650
	Brembo NV	2,028,605	21,879
	Banca Popolare di Sondrio SPA	1,296,976	21,749
	Danieli & C Officine Meccaniche SpA	518,947	19,898
	ERG SpA	750,402	19,357
[3]	Enav SpA	3,542,090	18,508
[3]	Carel Industries SpA	663,423	17,248
	Credito Emiliano SpA	987,141	15,628
	MFE-MediaForEurope NV Class A	4,251,844	15,055
	ACEA SpA	600,535	14,565
[1]	Tamburi Investment Partners SpA	1,434,008	14,474
	Cementir Holding NV	610,799	11,254
[1]	Banca IFIS SpA	432,010	11,161

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Moltiply Group SpA	197,040	10,711
	Intercos SpA	743,523	10,134
[3]	RAI Way SpA	1,395,754	9,565
[1]	Sesa SpA	102,681	9,556
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	169,155	9,140
	El.En. SpA	639,013	8,371
	Italmobiliare SpA	215,465	8,094
[1]	Sanlorenzo SpA	199,584	7,803
*,1	Salvatore Ferragamo SpA	957,803	7,722
[1]	Piaggio & C SpA	2,424,743	5,520
[1]	Tinexta SpA	274,857	4,698
*,3	GVS SpA	943,744	4,685
*,1	Juventus Football Club SpA	1,466,447	4,646
[1]	MARR SpA	431,893	4,582
	Arnoldo Mondadori Editore SpA	1,885,070	4,530
	Ariston Holding NV	953,241	3,963
[1]	Zignago Vetro SpA	437,685	3,789
	MFE-MediaForEurope NV Class B	670,085	3,125
	Rizzoli Corriere Della Sera Mediagroup SpA	2,328,468	2,771
[3]	Anima Holding SpA	377,432	2,672
[1]	Alerion Cleanpower SpA	85,575	2,034
	Tenaris SA ADR	7	—
*,2	Gemina SpA	315,232	—
			11,052,612
Japan (15.2%)
	Toyota Motor Corp.	154,198,013	3,143,656
	SoftBank Group Corp.	14,214,965	2,494,281
	Mitsubishi UFJ Financial Group Inc.	161,172,416	2,434,555
	Sony Group Corp.	87,238,855	2,429,566
	Hitachi Ltd.	63,801,340	2,179,389
	Advantest Corp.	10,635,404	1,592,607
	Sumitomo Mitsui Financial Group Inc.	53,587,579	1,450,820
	Tokyo Electron Ltd.	6,433,777	1,418,457
	Mitsubishi Heavy Industries Ltd.	46,505,590	1,403,989
	Nintendo Co. Ltd.	14,609,494	1,246,042
	Mizuho Financial Group Inc.	35,420,122	1,186,414
	Mitsubishi Corp.	48,730,834	1,170,157
	ITOCHU Corp.	18,440,688	1,068,146
	Keyence Corp.	2,711,388	1,006,290
	Tokio Marine Holdings Inc.	26,726,089	996,701
	Recruit Holdings Co. Ltd.	19,664,659	975,131
	Fast Retailing Co. Ltd.	2,559,908	939,793
	Mitsui & Co. Ltd.	36,749,002	903,718
	Mitsubishi Electric Corp.	29,061,595	825,134
	Shin-Etsu Chemical Co. Ltd.	26,886,945	808,193
	Hoya Corp.	4,902,335	796,297
	NEC Corp.	17,985,380	653,230
	Fujitsu Ltd.	24,949,230	650,188
	KDDI Corp.	40,151,066	640,023
	Daiichi Sankyo Co. Ltd.	26,727,621	638,473
	Takeda Pharmaceutical Co. Ltd.	22,893,046	617,826
	SoftBank Corp.	411,606,640	584,893
	Honda Motor Co. Ltd.	56,849,921	574,596
	Aeon Co. Ltd.	35,735,058	565,211
	Japan Tobacco Inc.	15,925,733	554,740
	Fujikura Ltd.	3,936,911	536,105
	Marubeni Corp.	21,363,494	525,030
	Murata Manufacturing Co. Ltd.	24,248,745	522,825
	TDK Corp.	27,528,860	480,990
	Daikin Industries Ltd.	3,997,645	464,447
	FANUC Corp.	13,462,800	449,273
	Komatsu Ltd.	13,253,174	443,332
	Sumitomo Corp.	14,832,552	431,493
	Chugai Pharmaceutical Co. Ltd.	9,281,150	424,777
	Disco Corp.	1,265,786	420,346
	NTT Inc.	400,705,275	412,427
	Seven & i Holdings Co. Ltd.	32,305,143	410,915
	ORIX Corp.	16,551,269	404,878
	Sumitomo Electric Industries Ltd.	10,957,626	399,487

Total International Stock Index Fund
		Shares	Market Value• ($000)
	FUJIFILM Holdings Corp.	17,207,886	398,822
	Mitsui Fudosan Co. Ltd.	37,905,504	394,687
	Ajinomoto Co. Inc.	13,864,474	393,229
	Sompo Holdings Inc.	12,772,427	389,246
	Suzuki Motor Corp.	25,461,724	380,115
	Panasonic Holdings Corp.	32,675,727	379,667
	MS&AD Insurance Group Holdings Inc.	18,020,830	371,490
	East Japan Railway Co.	15,181,185	370,801
	Denso Corp.	26,353,564	368,206
	Canon Inc.	12,469,087	358,085
	Dai-ichi Life Holdings Inc.	50,716,808	355,981
	Bridgestone Corp.	8,015,735	349,928
	Otsuka Holdings Co. Ltd.	6,392,105	347,884
	Mitsubishi Estate Co. Ltd.	16,270,433	344,801
	Terumo Corp.	20,836,834	336,326
	Resona Holdings Inc.	32,289,012	311,301
	Oriental Land Co. Ltd.	15,293,295	309,501
	Toyota Tsusho Corp.	10,017,299	306,191
	Central Japan Railway Co.	12,476,320	305,442
	Nomura Holdings Inc.	42,443,721	302,883
	Nippon Steel Corp.	72,102,250	297,208
	Japan Post Bank Co. Ltd.	25,975,724	291,060
	Renesas Electronics Corp.	23,558,206	290,934
	Daiwa House Industry Co. Ltd.	8,372,085	284,048
	Kao Corp.	6,710,983	284,006
	SMC Corp.	798,431	273,321
	IHI Corp.	13,170,020	272,673
	Astellas Pharma Inc.	25,967,061	271,813
	Toyota Industries Corp.	2,427,623	263,888
	Kyocera Corp.	19,486,004	258,568
	Sumitomo Mitsui Trust Group Inc.	9,282,576	254,960
	Bandai Namco Holdings Inc.	8,038,894	250,190
	Nitto Denko Corp.	9,911,855	246,853
	Asics Corp.	9,678,304	246,450
	ENEOS Holdings Inc.	37,915,196	239,196
	Inpex Corp.	12,868,894	237,459
	Japan Post Holdings Co. Ltd.	25,069,489	234,928
	Nomura Research Institute Ltd.	6,065,350	234,202
	Konami Group Corp.	1,386,780	230,948
	Asahi Group Holdings Ltd.	21,374,562	230,457
	Lasertec Corp.	1,120,217	227,440
	Kansai Electric Power Co. Inc.	14,104,415	220,031
	Nippon Yusen KK	5,985,681	206,706
	Sumitomo Realty & Development Co. Ltd.	4,728,819	201,906
	Secom Co. Ltd.	5,936,442	200,680
	Kajima Corp.	6,037,904	194,649
	Olympus Corp.	15,683,301	193,014
	Sekisui House Ltd.	8,730,812	187,322
	Kubota Corp.	14,303,153	185,185
	Shionogi & Co. Ltd.	10,946,864	183,607
	Kawasaki Heavy Industries Ltd.	2,233,566	178,856
	Ebara Corp.	6,679,900	178,135
	Subaru Corp.	8,367,153	177,995
	SBI Holdings Inc.	3,960,300	176,974
	Tokyo Gas Co. Ltd.	4,972,754	174,515
	Ibiden Co. Ltd.	1,783,562	167,877
	Japan Exchange Group Inc.	14,868,542	165,802
	Osaka Gas Co. Ltd.	5,261,591	165,555
	Pan Pacific International Holdings Corp.	27,780,150	165,253
[1]	Nidec Corp.	13,534,736	164,674
	Kirin Holdings Co. Ltd.	11,571,742	162,730
	Obayashi Corp.	9,461,695	160,068
	Daifuku Co. Ltd.	4,991,614	159,117
	Taisei Corp.	2,162,300	157,332
	Daiwa Securities Group Inc.	19,440,358	149,612
	Obic Co. Ltd.	4,776,335	148,167
	Chubu Electric Power Co. Inc.	10,598,940	147,386
	T&D Holdings Inc.	6,809,391	146,235
	Ryohin Keikaku Co. Ltd.	6,955,566	143,072
	Fuji Electric Co. Ltd.	2,001,637	142,960

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asahi Kasei Corp.	18,167,836	139,204
[1]	Mitsui OSK Lines Ltd.	4,605,380	136,833
*	Rakuten Group Inc.	20,715,959	135,528
	Aisin Corp.	7,508,436	134,928
	West Japan Railway Co.	6,458,028	132,726
	Toray Industries Inc.	21,034,761	128,784
	Capcom Co. Ltd.	4,927,024	128,660
	Sanrio Co. Ltd.	2,767,515	128,076
	SCREEN Holdings Co. Ltd.	1,266,026	120,016
	Sumitomo Metal Mining Co. Ltd.	3,625,096	118,586
	Shimano Inc.	1,117,194	117,044
	Nexon Co. Ltd.	5,679,560	115,832
	Eisai Co. Ltd.	3,847,323	114,268
	Yokohama Financial Group Inc.	15,503,419	112,621
	Niterra Co. Ltd.	2,698,289	110,692
	LY Corp.	37,494,287	110,178
*	Tokyo Electric Power Co. Holdings Inc.	21,765,743	108,773
	Yokogawa Electric Corp.	3,603,478	107,796
	MINEBEA MITSUMI Inc.	5,450,180	107,716
	TIS Inc.	3,111,766	107,203
	Unicharm Corp.	17,220,403	106,546
	Makita Corp.	3,522,035	106,476
	Nippon Building Fund Inc.	114,109	105,319
	Mitsubishi Chemical Group Corp.	19,591,491	102,338
	JX Advanced Metals Corp.	7,688,405	102,166
	Yaskawa Electric Corp.	3,703,474	101,580
	Resonac Holdings Corp.	2,590,803	100,937
	JFE Holdings Inc.	8,717,233	99,901
	Shimadzu Corp.	3,651,328	98,168
	Dai Nippon Printing Co. Ltd.	5,871,926	98,005
	Kokusai Electric Corp.	2,678,200	97,865
	Sekisui Chemical Co. Ltd.	5,645,463	97,804
	Shiseido Co. Ltd.	5,775,840	97,287
	Shimizu Corp.	7,238,946	97,170
	Isuzu Motors Ltd.	7,819,366	95,946
	Nitori Holdings Co. Ltd.	5,891,765	95,460
	Yamaha Motor Co. Ltd.	13,160,306	94,817
	Mitsubishi HC Capital Inc.	12,033,106	94,131
	Trend Micro Inc.	1,827,612	93,268
	Toyo Suisan Kaisha Ltd.	1,281,898	92,918
	Chiba Bank Ltd.	9,517,039	92,865
	BayCurrent Inc.	2,000,960	91,772
	Nippon Sanso Holdings Corp.	2,746,791	91,226
	MatsukiyoCocokara & Co.	4,965,257	89,959
	Shizuoka Financial Group Inc.	6,640,580	89,433
	Hankyu Hanshin Holdings Inc.	3,306,518	88,793
	Toho Co. Ltd.	1,511,880	88,622
	AGC Inc.	2,812,076	87,858
	Nippon Paint Holdings Co. Ltd.	13,808,007	87,833
*	Sony Financial Group Inc.	87,028,255	87,757
	TOPPAN Holdings Inc.	3,502,948	85,675
	Kikkoman Corp.	10,700,085	85,205
	M3 Inc.	5,953,283	83,434
	Seibu Holdings Inc.	2,363,057	83,057
	Zensho Holdings Co. Ltd.	1,330,969	82,874
*	Kioxia Holdings Corp.	1,167,800	81,447
	Japan Real Estate Investment Corp.	98,064	80,881
	Mebuki Financial Group Inc.	12,951,820	80,814
	Sojitz Corp.	3,032,076	80,442
	Rohm Co. Ltd.	4,936,512	79,052
	Idemitsu Kosan Co. Ltd.	11,359,690	78,992
	Mitsui Kinzoku Co. Ltd.	772,472	78,682
	SCSK Corp.	2,118,496	77,848
	Daito Trust Construction Co. Ltd.	4,124,585	77,114
	Omron Corp.	2,759,461	76,947
	Tokyu Corp.	6,880,210	76,563
	Sanwa Holdings Corp.	2,806,562	76,540
	Japan Metropolitan Fund Investment Corp.	97,793	75,650
	Square Enix Holdings Co. Ltd.	3,904,269	75,527
	Kawasaki Kisen Kaisha Ltd.	5,239,027	75,062

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fukuoka Financial Group Inc.	2,581,822	75,029
	Food & Life Cos. Ltd.	1,526,214	74,439
	Sysmex Corp.	6,609,710	73,682
	Sumitomo Forestry Co. Ltd.	7,047,760	73,316
	Isetan Mitsukoshi Holdings Ltd.	4,668,837	73,273
	Kyoto Financial Group Inc.	3,560,532	72,131
	Azbil Corp.	7,181,436	70,790
*	Nissan Motor Co. Ltd.	30,884,490	70,594
*	Rakuten Bank Ltd.	1,284,500	70,503
	Hulic Co. Ltd.	6,821,432	70,475
	Nippon Express Holdings Inc.	3,309,893	70,419
	Furukawa Electric Co. Ltd.	984,880	69,715
	Ono Pharmaceutical Co. Ltd.	5,688,870	69,424
	MEIJI Holdings Co. Ltd.	3,596,642	69,235
	Tokyu Fudosan Holdings Corp.	8,552,290	68,920
	Ricoh Co. Ltd.	8,003,467	68,660
	Hikari Tsushin Inc.	254,620	67,445
	Japan Post Insurance Co. Ltd.	2,570,265	66,473
	Otsuka Corp.	3,339,288	66,018
	Yokohama Rubber Co. Ltd.	1,833,227	65,426
	Kinden Corp.	1,628,605	65,237
	Kyushu Electric Power Co. Inc.	6,612,570	64,898
	Nomura Real Estate Master Fund Inc.	60,356	64,399
	NGK Insulators Ltd.	3,770,352	63,612
	Sumitomo Chemical Co. Ltd.	21,619,168	63,589
	MISUMI Group Inc.	3,983,577	62,108
	Nissan Chemical Corp.	1,808,838	61,113
	USS Co. Ltd.	5,447,958	60,134
	KDX Realty Investment Corp.	54,155	59,958
	Nippon Prologis REIT Inc.	102,998	59,907
	CyberAgent Inc.	6,004,817	59,858
	Japan Steel Works Ltd.	912,028	59,732
	Mitsui Chemicals Inc.	2,528,051	59,685
	Kurita Water Industries Ltd.	1,565,708	59,315
	Haseko Corp.	3,644,494	58,855
	Mazda Motor Corp.	8,489,458	58,500
[1]	Dentsu Group Inc.	2,952,355	58,471
	GLP J-REIT	64,390	58,372
	Kobe Steel Ltd.	4,949,130	58,248
	Skylark Holdings Co. Ltd.	3,216,256	58,174
	Tosoh Corp.	4,077,594	58,137
	Hachijuni Bank Ltd.	5,756,887	57,990
	Brother Industries Ltd.	3,396,376	57,809
	Oji Holdings Corp.	11,331,955	57,174
	Socionext Inc.	2,539,845	57,158
	Yamato Holdings Co. Ltd.	3,874,796	56,653
	NOF Corp.	3,091,146	55,006
	TOTO Ltd.	2,160,696	54,805
	Mitsui E&S Co. Ltd.	1,347,707	54,791
	Suntory Beverage & Food Ltd.	1,808,631	54,747
	Hirose Electric Co. Ltd.	404,858	54,238
	Hoshizaki Corp.	1,540,435	54,201
	United Urban Investment Corp.	44,672	54,065
	Amada Co. Ltd.	4,511,290	53,795
	Iyogin Holdings Inc.	3,435,325	53,680
	Tokyo Ohka Kogyo Co. Ltd.	1,460,873	53,312
	Kyowa Kirin Co. Ltd.	3,405,846	52,736
	Kyushu Railway Co.	2,069,990	52,497
	Daiwa House REIT Investment Corp.	60,876	52,460
[1]	Nissin Foods Holdings Co. Ltd.	2,896,941	52,295
	Tokyo Tatemono Co. Ltd.	2,784,939	51,995
	Gunma Bank Ltd.	4,974,058	51,703
	Orix JREIT Inc.	76,112	51,519
	J Front Retailing Co. Ltd.	3,421,406	51,460
	Kintetsu Group Holdings Co. Ltd.	2,707,525	51,381
[1]	Yakult Honsha Co. Ltd.	3,423,816	51,257
	Horiba Ltd.	550,900	51,183
	SUMCO Corp.	5,021,526	51,173
	NH Foods Ltd.	1,384,015	51,115
	ZOZO Inc.	5,910,102	51,090

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SG Holdings Co. Ltd.	5,510,396	50,644
	MonotaRO Co. Ltd.	3,596,200	50,175
	Taiyo Yuden Co. Ltd.	1,765,645	50,148
	Sapporo Holdings Ltd.	1,043,148	50,130
	Odakyu Electric Railway Co. Ltd.	4,736,467	50,094
	Open House Group Co. Ltd.	1,035,843	49,848
	Seiko Epson Corp.	3,929,345	49,787
	Nikon Corp.	4,259,252	49,674
	Asahi Intecc Co. Ltd.	3,070,208	48,685
	Keisei Electric Railway Co. Ltd.	6,073,851	48,478
	McDonald's Holdings Co. Japan Ltd.	1,237,900	48,427
[1]	Kuraray Co. Ltd.	4,445,685	48,176
	Invincible Investment Corp.	106,271	47,481
	Tohoku Electric Power Co. Inc.	6,837,752	46,785
	Santen Pharmaceutical Co. Ltd.	4,738,467	46,426
	Hamamatsu Photonics KK	4,131,732	46,247
	Tobu Railway Co. Ltd.	2,835,379	45,729
	Rohto Pharmaceutical Co. Ltd.	2,943,044	45,647
	Electric Power Development Co. Ltd.	2,392,400	45,469
	Toyo Tire Corp.	1,653,505	45,190
	Sankyo Co. Ltd.	2,596,190	45,037
	Kandenko Co. Ltd.	1,470,495	44,941
	BIPROGY Inc.	1,110,348	44,849
	Mitsubishi Gas Chemical Co. Inc.	2,424,087	44,848
	Medipal Holdings Corp.	2,749,370	44,733
	Marui Group Co. Ltd.	2,315,696	44,411
	Oracle Corp. Japan	481,722	44,410
*,1	Metaplanet Inc.	14,080,921	44,386
[1]	Tokyo Metro Co. Ltd.	4,213,400	44,292
	Kobe Bussan Co. Ltd.	1,905,562	44,217
	Nomura Real Estate Holdings Inc.	7,702,080	43,986
	Lixil Corp.	3,954,526	43,830
	Shimamura Co. Ltd.	677,646	43,688
	Takasago Thermal Engineering Co. Ltd.	1,468,166	43,567
	Sumitomo Heavy Industries Ltd.	1,625,414	43,458
	Taiheiyo Cement Corp.	1,598,374	43,366
	Persol Holdings Co. Ltd.	26,005,800	43,140
	Modec Inc.	658,162	42,694
	77 Bank Ltd.	994,716	42,636
	Takashimaya Co. Ltd.	3,973,818	42,505
[1]	ANA Holdings Inc.	2,261,093	42,378
	Japan Hotel REIT Investment Corp.	72,364	42,155
	Kewpie Corp.	1,516,405	42,076
	Hitachi Construction Machinery Co. Ltd.	1,276,580	41,549
	NHK Spring Co. Ltd.	2,211,511	41,461
	Koito Manufacturing Co. Ltd.	2,778,516	41,373
	Advance Residence Investment Corp.	38,011	41,142
	THK Co. Ltd.	1,533,908	40,844
	Nisshin Seifun Group Inc.	3,555,392	40,195
	EXEO Group Inc.	2,778,460	40,073
[1]	Tsuruha Holdings Inc.	2,295,985	39,865
	COMSYS Holdings Corp.	1,575,476	39,730
	Sega Sammy Holdings Inc.	2,145,510	39,700
	Nabtesco Corp.	1,562,754	39,146
	Zenkoku Hosho Co. Ltd.	1,898,714	39,024
	Hokuhoku Financial Group Inc.	1,581,315	38,739
	Air Water Inc.	2,732,953	38,166
	Japan Airlines Co. Ltd.	2,111,089	38,032
	Kamigumi Co. Ltd.	1,264,824	37,968
	Tokyo Seimitsu Co. Ltd.	551,339	37,929
	Toyo Seikan Group Holdings Ltd.	1,687,220	37,878
	Keio Corp.	1,571,306	37,268
	GS Yuasa Corp.	1,326,274	37,036
	Dexerials Corp.	2,292,328	36,975
	Yamazaki Baking Co. Ltd.	1,878,114	36,910
	Kraftia Corp.	697,211	36,881
	Penta-Ocean Construction Co. Ltd.	4,025,119	36,850
	Cosmo Energy Holdings Co. Ltd.	1,608,396	36,728
	Kansai Paint Co. Ltd.	2,278,492	36,571
	Hirogin Holdings Inc.	3,890,343	36,347

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Materials Corp.	1,876,432	36,129
	Credit Saison Co. Ltd.	1,478,485	36,017
	Japan Prime Realty Investment Corp.	52,120	35,455
	Alfresa Holdings Corp.	2,496,782	35,275
	GMO Payment Gateway Inc.	645,061	35,188
	Yamaha Corp.	5,523,043	34,853
	Lion Corp.	3,520,784	34,694
	Fujitec Co. Ltd.	940,419	34,506
	Nifco Inc.	1,190,605	34,503
	Rinnai Corp.	1,511,214	34,253
	Maruwa Co. Ltd.	118,893	33,615
	Daishi Hokuetsu Financial Group Inc.	3,434,652	33,124
	Iida Group Holdings Co. Ltd.	2,148,704	32,904
	Sankyu Inc.	642,999	32,832
	Nippon Electric Glass Co. Ltd.	969,326	32,634
	Nikkon Holdings Co. Ltd.	1,442,652	32,538
	Toho Gas Co. Ltd.	1,087,896	32,485
	Suzuken Co. Ltd.	852,557	32,377
	Nichirei Corp.	2,732,286	32,343
	Ulvac Inc.	712,124	32,301
	Kadokawa Corp.	1,437,540	32,274
	ALSOK Co. Ltd.	4,721,805	32,273
	Industrial & Infrastructure Fund Investment Corp.	34,508	32,062
	NSK Ltd.	6,351,563	32,006
	Mitsui Fudosan Logistics Park Inc.	43,917	31,834
	JGC Holdings Corp.	3,139,427	31,754
	Mitsubishi Logistics Corp.	4,376,175	31,732
	JTEKT Corp.	3,155,366	31,566
	Kakaku.com Inc.	1,765,586	31,388
	Sugi Holdings Co. Ltd.	1,447,427	31,267
	Kyushu Financial Group Inc.	5,453,886	31,258
	Organo Corp.	363,544	31,199
	Nagoya Railroad Co. Ltd.	2,844,133	31,112
	Yamato Kogyo Co. Ltd.	493,225	31,089
	Sumitomo Rubber Industries Ltd.	2,648,663	31,020
	Nishi-Nippon Financial Holdings Inc.	1,811,072	30,948
	Stanley Electric Co. Ltd.	1,574,237	30,921
	Chugin Financial Group Inc.	2,209,279	30,808
	Japan Airport Terminal Co. Ltd.	990,394	30,773
	Alps Alpine Co. Ltd.	2,432,815	30,644
	Keikyu Corp.	3,260,729	30,420
	Daicel Corp.	3,496,625	30,085
	Sekisui House REIT Inc.	58,370	30,041
	Yamaguchi Financial Group Inc.	2,598,058	29,766
	Internet Initiative Japan Inc.	1,646,551	29,708
	Taiyo Holdings Co. Ltd.	552,968	29,580
	Iwatani Corp.	2,827,792	29,439
	Nagase & Co. Ltd.	1,347,236	29,421
	Dowa Holdings Co. Ltd.	807,945	29,295
	DMG Mori Co. Ltd.	1,884,918	29,234
	Resorttrust Inc.	2,472,872	29,141
	Nissui Corp.	4,156,095	28,956
	Nippon Gas Co. Ltd.	1,494,718	28,614
	Mitsui Fudosan Accommodations Fund Inc.	33,805	28,489
	INFRONEER Holdings Inc.	2,652,297	28,414
	ADEKA Corp.	1,246,016	28,232
	Nankai Electric Railway Co. Ltd.	1,556,912	28,123
	Kokuyo Co. Ltd.	4,894,532	28,087
	Macnica Holdings Inc.	1,967,724	28,014
	Canon Marketing Japan Inc.	664,994	27,691
	Coca-Cola Bottlers Japan Holdings Inc.	1,727,915	27,652
	DIC Corp.	1,167,310	27,465
	UACJ Corp.	2,119,900	27,374
	Anritsu Corp.	1,840,871	27,222
	Activia Properties Inc.	29,585	27,069
	Nichias Corp.	724,285	27,026
	Micronics Japan Co. Ltd.	456,660	26,935
	Miura Co. Ltd.	1,390,944	26,934
	Nihon Kohden Corp.	2,305,034	26,639
*	Sumitomo Pharma Co. Ltd.	2,442,207	26,625

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Keihan Holdings Co. Ltd.	1,312,949	26,600
	Mitsui-Soko Holdings Co. Ltd.	1,007,251	26,434
	Sundrug Co. Ltd.	976,260	26,349
	Sumitomo Bakelite Co. Ltd.	780,314	25,955
	Welcia Holdings Co. Ltd.	1,280,674	25,540
	Namura Shipbuilding Co. Ltd.	747,300	25,345
	Senko Group Holdings Co. Ltd.	1,940,404	25,326
	Chugoku Electric Power Co. Inc.	4,539,054	25,252
	Yamada Holdings Co. Ltd.	8,314,178	24,994
[1]	Toho Holdings Co. Ltd.	772,351	24,768
	Japan Logistics Fund Inc.	38,062	24,645
	Takara Holdings Inc.	2,417,043	24,618
[1]	Kobayashi Pharmaceutical Co. Ltd.	735,801	24,465
	Tokyo Century Corp.	2,071,144	24,443
	Tokuyama Corp.	981,943	24,378
	Cosmos Pharmaceutical Corp.	544,146	24,346
	Wacoal Holdings Corp.	694,429	24,216
	Hakuhodo DY Holdings Inc.	3,343,262	24,200
	Amano Corp.	907,482	24,077
	Japan Elevator Service Holdings Co. Ltd.	2,030,208	23,900
*	Mercari Inc.	1,604,987	23,799
	Tomy Co. Ltd.	1,155,831	23,777
	LaSalle Logiport REIT	24,519	23,741
[1]	NS Solutions Corp.	941,712	23,728
	Ezaki Glico Co. Ltd.	742,272	23,720
	Mabuchi Motor Co. Ltd.	1,340,236	23,677
	Nitto Boseki Co. Ltd.	419,066	23,654
*	Visional Inc.	340,535	23,644
	Hazama Ando Corp.	2,108,661	23,595
	Kanematsu Corp.	1,162,061	23,527
	Casio Computer Co. Ltd.	2,965,215	23,246
	Konica Minolta Inc.	6,738,988	23,141
	Sanki Engineering Co. Ltd.	671,034	23,061
	OBIC Business Consultants Co. Ltd.	402,095	23,012
	Teijin Ltd.	2,626,813	22,981
	Daiwabo Holdings Co. Ltd.	1,227,283	22,926
	Shiga Bank Ltd.	566,632	22,889
	Fuji Corp.	1,162,326	22,557
	Tsumura & Co.	971,976	22,547
	MIRAIT ONE Corp.	1,158,364	22,446
	North Pacific Bank Ltd.	4,774,357	22,360
	Toyoda Gosei Co. Ltd.	961,103	22,245
	Zeon Corp.	2,163,631	22,200
	Mitsubishi Motors Corp.	9,107,550	22,194
	Jeol Ltd.	660,242	22,189
	MEITEC Group Holdings Inc.	1,071,215	21,958
	Morinaga Milk Industry Co. Ltd.	1,017,154	21,956
[1]	Koei Tecmo Holdings Co. Ltd.	1,625,307	21,877
	ABC-Mart Inc.	1,271,343	21,780
	Yonex Co. Ltd.	842,092	21,659
	Shikoku Electric Power Co. Inc.	2,424,352	21,646
	NSD Co. Ltd.	1,011,685	21,615
	Park24 Co. Ltd.	1,848,329	21,601
	Makino Milling Machine Co. Ltd.	295,529	21,470
	Inaba Denki Sangyo Co. Ltd.	724,079	21,322
	Fuyo General Lease Co. Ltd.	810,529	21,191
	Maruichi Steel Tube Ltd.	2,503,368	21,167
	Kagome Co. Ltd.	1,224,274	21,151
	Meidensha Corp.	531,700	21,057
	Frontier Real Estate Investment Corp.	35,788	21,021
	Goldwin Inc.	1,271,694	21,006
	Nipro Corp.	2,151,811	21,005
	Toda Corp.	3,101,757	20,896
	AEON REIT Investment Corp.	24,525	20,764
	Citizen Watch Co. Ltd.	2,983,246	20,703
	Comforia Residential REIT Inc.	9,789	20,642
	Sinfonia Technology Co. Ltd.	299,514	20,615
	Furuno Electric Co. Ltd.	353,123	20,487
	Takeuchi Manufacturing Co. Ltd.	491,074	20,246
	Mori Hills REIT Investment Corp.	21,331	20,234

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hulic REIT Inc.	18,160	20,212
	Calbee Inc.	1,085,751	20,207
	UBE Corp.	1,367,745	20,107
	Seino Holdings Co. Ltd.	1,421,488	20,088
	Aozora Bank Ltd.	1,401,745	20,070
	Shibaura Mechatronics Corp.	169,500	19,965
	Hanwa Co. Ltd.	478,370	19,953
[1]	Hokkaido Electric Power Co. Inc.	2,864,629	19,936
	SWCC Corp.	408,128	19,829
	Daiwa Securities Living Investments Corp.	27,627	19,793
*	Sharp Corp.	3,564,057	19,785
	H.U. Group Holdings Inc.	808,504	19,728
	GMO internet group Inc.	879,482	19,698
	SKY Perfect JSAT Holdings Inc.	2,001,008	19,690
	Rorze Corp.	1,413,230	19,680
	Nihon M&A Center Holdings Inc.	4,159,335	19,590
	Rakus Co. Ltd.	2,423,582	19,565
	Hyakugo Bank Ltd.	3,147,210	19,518
	Hisamitsu Pharmaceutical Co. Inc.	750,694	19,513
	Ferrotec Corp.	593,000	19,439
	NOK Corp.	1,091,957	19,389
	Nippon Kayaku Co. Ltd.	2,100,958	19,212
	Sotetsu Holdings Inc.	1,145,648	19,205
	Rengo Co. Ltd.	3,129,971	19,063
	Dai-Dan Co. Ltd.	426,362	18,893
	Nippon Shokubai Co. Ltd.	1,629,020	18,874
*	Money Forward Inc.	645,838	18,812
	Kaneka Corp.	679,864	18,757
	Nojima Corp.	2,533,104	18,704
	Daido Steel Co. Ltd.	1,976,245	18,699
	Tokai Carbon Co. Ltd.	2,787,036	18,670
	Suruga Bank Ltd.	1,859,631	18,615
	Seiko Group Corp.	404,003	18,553
[1]	DeNA Co. Ltd.	1,057,035	18,532
	Max Co. Ltd.	510,767	18,514
[1]	Toridoll Holdings Corp.	638,188	18,485
	San-In Godo Bank Ltd.	2,089,043	18,368
	K's Holdings Corp.	1,844,664	18,287
	Meiko Electronics Co. Ltd.	277,812	18,271
	Daiwa Office Investment Corp.	7,447	18,229
	Kose Corp.	474,913	18,194
	SHO-BOND Holdings Co. Ltd.	572,895	18,179
	Daihen Corp.	277,794	18,178
	Morinaga & Co. Ltd.	1,054,844	18,176
	Kusuri no Aoki Holdings Co. Ltd.	713,247	18,073
	DTS Corp.	2,165,492	18,040
*	SHIFT Inc.	2,614,170	18,020
	Pigeon Corp.	1,591,995	18,008
	Blue Zones Holdings Co. Ltd.	353,600	17,996
[1]	Yoshinoya Holdings Co. Ltd.	911,620	17,995
	Nippon Television Holdings Inc.	740,500	17,966
	Aica Kogyo Co. Ltd.	761,560	17,934
	Mori Trust REIT Inc.	35,472	17,888
	Tsubakimoto Chain Co.	1,274,718	17,841
	Ushio Inc.	1,065,992	17,674
	CKD Corp.	821,816	17,598
	House Foods Group Inc.	934,991	17,521
	Round One Corp.	2,438,066	17,506
	Sawai Group Holdings Co. Ltd.	1,462,421	17,465
	H2O Retailing Corp.	1,288,225	17,429
	Kanadevia Corp.	2,352,026	17,428
	Kotobuki Spirits Co. Ltd.	1,452,115	17,410
	Kyoritsu Maintenance Co. Ltd.	892,410	17,368
	Dentsu Soken Inc.	348,987	17,283
	NTT UD REIT Investment Corp.	19,188	16,991
	Tokyo Kiraboshi Financial Group Inc.	355,983	16,950
	PAL GROUP Holdings Co. Ltd.	1,316,964	16,946
	Denka Co. Ltd.	1,162,611	16,873
	JVCKenwood Corp.	2,105,056	16,866
	ARE Holdings Inc.	1,056,473	16,775

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Japan Petroleum Exploration Co. Ltd.	2,006,655	16,771
	Kumagai Gumi Co. Ltd.	1,845,324	16,755
	Toyota Boshoku Corp.	1,097,936	16,694
	NTN Corp.	7,413,103	16,550
	Nippon Shinyaku Co. Ltd.	788,113	16,490
	Glory Ltd.	688,809	16,459
	Juroku Financial Group Inc.	451,710	16,451
	Sumitomo Warehouse Co. Ltd.	778,216	16,414
	Ain Holdings Inc.	388,570	16,281
	Mizuho Leasing Co. Ltd.	2,031,710	16,277
	Acom Co. Ltd.	5,700,631	16,251
	Mitsubishi Estate Logistics REIT Investment Corp.	20,159	16,151
	Japan Excellent Inc.	16,920	16,149
	Ship Healthcare Holdings Inc.	1,076,488	16,104
[1]	Anycolor Inc.	411,000	16,032
	TBS Holdings Inc.	463,400	16,000
	Seven Bank Ltd.	8,709,593	16,000
	Ito En Ltd.	775,682	15,988
	Create Restaurants Holdings Inc.	3,345,940	15,952
	Kiyo Bank Ltd.	816,972	15,912
	Chugoku Marine Paints Ltd.	590,282	15,780
	Tokyu REIT Inc.	12,131	15,571
	Nisshinbo Holdings Inc.	1,938,470	15,319
	Nippon REIT Investment Corp.	24,207	15,285
	Senshu Ikeda Holdings Inc.	3,535,185	15,259
	Nippon Soda Co. Ltd.	686,906	15,228
	Harmonic Drive Systems Inc.	826,835	15,224
	Lintec Corp.	589,843	14,990
	Simplex Holdings Inc.	536,814	14,968
	Bank of Nagoya Ltd.	585,627	14,953
	AEON Financial Service Co. Ltd.	1,526,105	14,927
	Yodoko Ltd.	1,768,295	14,909
	Relo Group Inc.	1,383,655	14,895
	Starts Corp. Inc.	479,337	14,890
	Nishi-Nippon Railroad Co. Ltd.	1,024,153	14,878
	OKUMA Corp.	667,452	14,859
	Mizuno Corp.	820,978	14,811
	Tokai Tokyo Financial Holdings Inc.	3,987,904	14,777
	Okumura Corp.	464,938	14,739
	Seiren Co. Ltd.	719,283	14,730
	OSG Corp.	1,015,945	14,729
	Pilot Corp.	487,113	14,709
	Pacific Industrial Co. Ltd.	737,472	14,707
	Star Asia Investment Corp.	36,833	14,659
	Osaka Soda Co. Ltd.	1,363,580	14,549
[1]	Colowide Co. Ltd.	1,338,757	14,523
	Okamura Corp.	991,373	14,503
	Heiwa Real Estate REIT Inc.	14,284	14,302
	Takuma Co. Ltd.	932,115	14,296
	Oki Electric Industry Co. Ltd.	1,195,183	14,279
	Hokuriku Electric Power Co.	2,562,319	14,250
	Toei Co. Ltd.	399,200	14,191
	Inabata & Co. Ltd.	632,368	14,163
*	PeptiDream Inc.	1,398,063	14,155
	Taikisha Ltd.	710,990	14,076
	Toei Animation Co. Ltd.	748,000	14,019
	Sangetsu Corp.	715,788	13,996
	Nishimatsu Construction Co. Ltd.	406,358	13,958
	Musashi Seimitsu Industry Co. Ltd.	615,420	13,884
	EDION Corp.	1,054,322	13,869
	As One Corp.	844,874	13,792
	Nanto Bank Ltd.	414,562	13,788
	Fukuoka REIT Corp.	11,102	13,615
[1]	Fuji Media Holdings Inc.	607,645	13,563
	Toagosei Co. Ltd.	1,365,486	13,545
	Aichi Financial Group Inc.	525,333	13,545
	Saizeriya Co. Ltd.	413,535	13,522
	KYB Corp.	532,526	13,504
	Maruha Nichiro Corp.	602,227	13,462
	Hoshino Resorts REIT Inc.	8,037	13,430

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Duskin Co. Ltd.	554,517	13,369
	Kaga Electronics Co. Ltd.	577,224	13,366
	Aiful Corp.	4,541,761	13,356
	Sumitomo Densetsu Co. Ltd.	211,868	13,333
[1]	Bic Camera Inc.	1,317,412	13,280
	Global One Real Estate Investment Corp.	14,426	13,264
*	Sansan Inc.	1,121,893	13,234
	Towa Corp.	863,519	13,215
	Fuji Oil Co. Ltd.	636,441	13,164
	DCM Holdings Co. Ltd.	1,418,282	13,151
	Arcs Co. Ltd.	645,154	13,111
	Itoham Yonekyu Holdings Inc.	365,712	13,077
	Keiyo Bank Ltd.	1,548,866	13,067
	TKC Corp.	496,601	12,993
	Paramount Bed Holdings Co. Ltd.	559,986	12,824
	Tamron Co. Ltd.	1,804,924	12,818
	Seria Co. Ltd.	673,050	12,816
	Megmilk Snow Brand Co. Ltd.	697,940	12,801
	Tokai Rika Co. Ltd.	710,636	12,766
	Daiseki Co. Ltd.	601,714	12,656
	Japan Securities Finance Co. Ltd.	1,100,020	12,632
	Systena Corp.	3,638,752	12,522
	Ogaki Kyoritsu Bank Ltd.	522,720	12,513
	Raito Kogyo Co. Ltd.	596,404	12,481
	C Uyemura & Co. Ltd.	152,836	12,431
	Exedy Corp.	366,684	12,321
	Kato Sangyo Co. Ltd.	320,790	12,314
	Japan Material Co. Ltd.	985,090	12,308
	Toa Corp.	802,696	12,295
	Takasago International Corp.	1,241,455	12,133
	Nippon Light Metal Holdings Co. Ltd.	833,115	12,132
	TS Tech Co. Ltd.	1,022,186	12,115
	Kissei Pharmaceutical Co. Ltd.	462,801	12,086
	Nippn Corp.	849,605	12,079
	Okasan Securities Group Inc.	2,689,521	12,053
	KOMEDA Holdings Co. Ltd.	638,194	12,024
	Jaccs Co. Ltd.	459,637	12,022
	Fujimi Inc.	767,978	12,010
	TOKAI Holdings Corp.	1,813,600	12,007
	Nakanishi Inc.	906,254	11,999
	CCI Group Inc.	2,803,920	11,985
	Riken Keiki Co. Ltd.	525,782	11,975
	Nihon Parkerizing Co. Ltd.	1,365,398	11,859
	PALTAC Corp.	401,849	11,852
	Nisshin Oillio Group Ltd.	358,322	11,839
	Hyakujushi Bank Ltd.	337,846	11,827
	Musashino Bank Ltd.	433,628	11,666
	Kitz Corp.	1,038,154	11,638
	Katitas Co. Ltd.	714,554	11,617
	Monogatari Corp.	458,915	11,474
	Justsystems Corp.	354,320	11,444
	Workman Co. Ltd.	303,880	11,430
	Daiei Kankyo Co. Ltd.	512,400	11,396
	Monex Group Inc.	2,470,473	11,348
	Noritake Co. Ltd.	361,748	11,331
	Financial Partners Group Co. Ltd.	815,720	11,308
	Nippon Paper Industries Co. Ltd.	1,510,789	11,303
	Valor Holdings Co. Ltd.	615,647	11,270
	Sumitomo Osaka Cement Co. Ltd.	451,098	11,269
	Awa Bank Ltd.	475,141	11,225
	Sakata Seed Corp.	437,873	11,220
	JAFCO Group Co. Ltd.	717,289	11,211
	Tadano Ltd.	1,613,630	11,207
	Tocalo Co. Ltd.	764,530	11,205
[1]	Shochiku Co. Ltd.	139,008	11,181
	JMDC Inc.	351,589	11,143
	Hosiden Corp.	693,826	11,060
	Kureha Corp.	462,455	11,055
	U-Next Holdings Co. Ltd.	835,126	11,023
	Takara Standard Co. Ltd.	675,528	10,911

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kaken Pharmaceutical Co. Ltd.	458,560	10,907
	TOMONY Holdings Inc.	2,458,670	10,896
	Tsugami Corp.	612,990	10,865
	Chudenko Corp.	396,952	10,833
	Ohsho Food Service Corp.	495,269	10,825
[1]	Kasumigaseki Capital Co. Ltd.	195,900	10,680
	Izumi Co. Ltd.	566,331	10,557
	Daiichikosho Co. Ltd.	1,031,578	10,547
	Bunka Shutter Co. Ltd.	790,683	10,428
	Hankyu Hanshin REIT Inc.	9,060	10,421
	Itoki Corp.	644,300	10,393
	Gunze Ltd.	421,718	10,388
	Nomura Micro Science Co. Ltd.	406,600	10,358
	Artience Co. Ltd.	501,052	10,212
	Nextage Co. Ltd.	679,439	10,210
	Pola Orbis Holdings Inc.	1,175,793	10,130
	FP Corp.	622,200	10,111
	MIXI Inc.	500,946	10,109
	FCC Co. Ltd.	499,353	10,087
	Totetsu Kogyo Co. Ltd.	365,894	10,042
	Joyful Honda Co. Ltd.	750,563	9,928
	Okinawa Cellular Telephone Co.	593,966	9,902
	Sanyo Denki Co. Ltd.	385,527	9,858
	Iino Kaiun Kaisha Ltd.	1,199,166	9,780
	Mani Inc.	1,022,186	9,779
	San-Ai Obbli Co. Ltd.	737,884	9,773
	Fuji Seal International Inc.	550,914	9,686
[1]	Rigaku Holdings Corp.	1,512,500	9,682
	Leopalace21 Corp.	2,358,823	9,633
	Yellow Hat Ltd.	956,604	9,633
	Kanamoto Co. Ltd.	412,136	9,599
	Shinmaywa Industries Ltd.	737,717	9,594
	Heiwa Corp.	734,880	9,553
	Kurabo Industries Ltd.	209,534	9,527
	Wacom Co. Ltd.	1,749,274	9,495
	Megachips Corp.	179,964	9,432
	Trusco Nakayama Corp.	596,366	9,403
	Ai Holdings Corp.	539,550	9,372
	Maruzen Showa Unyu Co. Ltd.	208,110	9,365
	San-A Co. Ltd.	535,900	9,322
	Fukuda Denshi Co. Ltd.	206,054	9,322
	Toyobo Co. Ltd.	1,249,086	9,272
	GungHo Online Entertainment Inc.	548,253	9,271
	Sun Corp.	165,500	9,268
	Japan Aviation Electronics Industry Ltd.	619,658	9,254
	Uchida Yoko Co. Ltd.	137,266	9,254
	Ryoyo Ryosan Holdings Inc.	479,635	9,242
	Sakata INX Corp.	622,341	9,187
*	Hino Motors Ltd.	4,013,776	9,118
*	Sanken Electric Co. Ltd.	188,270	9,049
	MOS Food Services Inc.	359,873	9,025
	Shibaura Machine Co. Ltd.	324,522	9,012
	Fuso Chemical Co. Ltd.	271,229	8,992
	Open Up Group Inc.	804,719	8,977
	JINS Holdings Inc.	177,893	8,975
	Toho Bank Ltd.	2,998,423	8,874
	Ariake Japan Co. Ltd.	252,374	8,856
	Ichigo Office REIT Investment Corp.	14,378	8,855
	Aoyama Trading Co. Ltd.	598,237	8,845
	Noritsu Koki Co. Ltd.	807,609	8,767
	Funai Soken Holdings Inc.	555,100	8,745
	Digital Garage Inc.	408,228	8,720
	Hogy Medical Co. Ltd.	250,775	8,705
	Heiwa Real Estate Co. Ltd.	594,582	8,702
	ARCLANDS Corp.	765,749	8,697
	Kurimoto Ltd.	772,165	8,670
	Konoike Transport Co. Ltd.	419,032	8,667
	Mitsubishi Pencil Co. Ltd.	652,629	8,657
	Fuji Kyuko Co. Ltd.	536,585	8,629
	Future Corp.	610,751	8,611

Total International Stock Index Fund
		Shares	Market Value• ($000)
	TechMatrix Corp.	608,313	8,603
	Life Corp.	546,448	8,573
	Nippon Densetsu Kogyo Co. Ltd.	458,418	8,552
	Maxell Ltd.	589,659	8,548
	YAMABIKO Corp.	511,048	8,538
	Fukuyama Transporting Co. Ltd.	342,216	8,500
	Taihei Dengyo Kaisha Ltd.	603,306	8,459
	Autobacs Seven Co. Ltd.	846,208	8,454
	CRE Logistics REIT Inc.	8,264	8,420
	Heiwado Co. Ltd.	457,162	8,409
	KH Neochem Co. Ltd.	470,250	8,409
	Nichicon Corp.	836,848	8,396
[1]	Nitto Kogyo Corp.	350,114	8,384
	Royal Holdings Co. Ltd.	502,622	8,347
	Nittetsu Mining Co. Ltd.	760,640	8,331
[1]	Hokuetsu Corp.	1,569,792	8,325
	Fujita Kanko Inc.	114,808	8,312
	Yurtec Corp.	515,450	8,310
	Sumitomo Riko Co. Ltd.	490,850	8,306
	JCU Corp.	281,628	8,306
	Appier Group Inc.	988,700	8,299
	Happinet Corp.	203,390	8,285
	Toyo Construction Co. Ltd.	731,828	8,256
	Komeri Co. Ltd.	394,799	8,214
	MCJ Co. Ltd.	869,920	8,206
	Hamakyorex Co. Ltd.	824,008	8,174
	Tosei Corp.	382,333	8,134
	SMS Co. Ltd.	937,490	8,080
	Transcosmos Inc.	340,758	8,075
	Mirai Corp.	25,749	8,066
	PILLAR Corp.	254,345	8,010
	Argo Graphics Inc.	900,728	7,990
	Morita Holdings Corp.	527,438	7,974
	Yamanashi Chuo Bank Ltd.	373,210	7,948
	Topre Corp.	547,003	7,929
	Mandom Corp.	503,564	7,923
	Aichi Steel Corp.	458,400	7,892
	Hiday Hidaka Corp.	368,915	7,875
	Shikoku Kasei Holdings Corp.	441,185	7,854
	Japan Wool Textile Co. Ltd.	737,667	7,781
	Yamaichi Electronics Co. Ltd.	261,599	7,750
	Zuken Inc.	250,565	7,746
	Maeda Kosen Co. Ltd.	619,810	7,744
	Galilei Co. Ltd.	332,765	7,740
	Tokyu Construction Co. Ltd.	1,135,430	7,722
	Tri Chemical Laboratories Inc.	398,626	7,694
	SOSiLA Logistics REIT Inc.	9,579	7,668
	Digital Arts Inc.	155,878	7,626
	San ju San Financial Group Inc.	320,346	7,577
	Nippon Seiki Co. Ltd.	655,626	7,576
	Itochu Enex Co. Ltd.	640,742	7,560
	Nohmi Bosai Ltd.	307,172	7,553
	Arata Corp.	386,954	7,539
	Ricoh Leasing Co. Ltd.	203,912	7,489
	Yokogawa Bridge Holdings Corp.	419,474	7,488
	Belc Co. Ltd.	157,651	7,402
	Nomura Co. Ltd.	1,112,187	7,398
	BML Inc.	310,231	7,349
[1]	Sakura Internet Inc.	329,100	7,343
	Shoei Co. Ltd.	690,852	7,338
	First Bank of Toyama Ltd.	774,562	7,324
	Elecom Co. Ltd.	623,285	7,289
[1]	OSAKA Titanium Technologies Co. Ltd.	422,708	7,279
	Totech Corp.	352,500	7,279
[1]	Techno Ryowa Ltd.	197,666	7,256
	Genky DrugStores Co. Ltd.	217,746	7,248
	Mitsui High-Tec Inc.	1,452,005	7,242
	Shibuya Corp.	325,322	7,217
	Nikkiso Co. Ltd.	736,992	7,205
	Nishimatsuya Chain Co. Ltd.	536,101	7,173

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eizo Corp.	505,192	7,171
	T Hasegawa Co. Ltd.	408,224	7,152
	Yuasa Trading Co. Ltd.	219,377	7,133
	METAWATER Co. Ltd.	331,743	7,120
	Hosokawa Micron Corp.	192,148	7,095
[1]	Union Tool Co.	133,620	7,093
	Ryobi Ltd.	397,248	7,092
[1]	Tokyo Keiki Inc.	179,656	7,071
*,1	PKSHA Technology Inc.	243,954	7,061
	Takara Leben Real Estate Investment Corp.	11,703	7,056
	Japan Lifeline Co. Ltd.	742,964	7,052
	Matsui Securities Co. Ltd.	1,415,297	7,050
	Daio Paper Corp.	1,336,774	7,046
	Chiba Kogyo Bank Ltd.	673,600	7,028
	Create SD Holdings Co. Ltd.	338,989	7,025
	Shin Nippon Air Technologies Co. Ltd.	351,728	7,024
	Central Automotive Products Ltd.	602,144	7,010
	Tokyotokeiba Co. Ltd.	195,222	7,000
	Mitsuboshi Belting Ltd.	290,250	6,989
	Optex Group Co. Ltd.	458,050	6,915
	Earth Corp.	211,234	6,901
	Furukawa Co. Ltd.	348,717	6,873
	Mitsuuroko Group Holdings Co. Ltd.	502,459	6,865
	Ishihara Sangyo Kaisha Ltd.	444,586	6,842
	JBCC Holdings Inc.	815,300	6,837
	Oita Bank Ltd.	206,082	6,802
	Token Corp.	73,915	6,781
	Tsuburaya Fields Holdings Inc.	481,542	6,771
	Kohnan Shoji Co. Ltd.	279,591	6,769
	Central Glass Co. Ltd.	320,788	6,693
	Kyokuto Kaihatsu Kogyo Co. Ltd.	399,777	6,690
	Nichiha Corp.	375,876	6,686
	UT Group Co. Ltd.	373,587	6,653
	Tsukishima Holdings Co. Ltd.	402,077	6,651
	Showa Sangyo Co. Ltd.	348,247	6,648
	Eiken Chemical Co. Ltd.	432,147	6,606
	Toshiba TEC Corp.	327,287	6,606
	Krosaki Harima Corp.	245,860	6,593
	Premium Group Co. Ltd.	513,463	6,573
	JAC Recruitment Co. Ltd.	997,404	6,569
	Fujibo Holdings Inc.	147,785	6,543
	Towa Pharmaceutical Co. Ltd.	355,182	6,539
	NPR-RIKEN Corp.	322,578	6,532
	Nitta Corp.	248,709	6,519
	World Co. Ltd.	371,426	6,518
	Menicon Co. Ltd.	833,572	6,499
	United Super Markets Holdings Inc.	1,216,628	6,495
	Onward Holdings Co. Ltd.	1,546,225	6,489
	Ichigo Inc.	2,661,102	6,487
	Aisan Industry Co. Ltd.	477,481	6,470
	Cybozu Inc.	322,917	6,426
	Wakita & Co. Ltd.	557,767	6,418
	Okinawa Financial Group Inc.	257,071	6,407
	Tokyo Steel Manufacturing Co. Ltd.	724,918	6,396
	Teikoku Sen-I Co. Ltd.	287,303	6,394
	Nachi-Fujikoshi Corp.	247,426	6,329
[1]	Kura Sushi Inc.	293,455	6,321
	Nippon Signal Co. Ltd.	772,242	6,314
	Nishio Holdings Co. Ltd.	220,382	6,270
[1]	Ichibanya Co. Ltd.	1,073,385	6,265
	Lifedrink Co. Inc.	481,060	6,260
	MEC Co. Ltd.	211,970	6,253
	Noevir Holdings Co. Ltd.	220,252	6,251
	Yamazen Corp.	674,518	6,250
	Prima Meat Packers Ltd.	386,217	6,204
	Miyazaki Bank Ltd.	205,822	6,189
	Zacros Corp.	903,212	6,173
	and ST HD Co. Ltd.	365,701	6,171
*	Nxera Pharma Co. Ltd.	1,060,900	6,171
	Restar Corp.	368,684	6,168

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HIS Co. Ltd.	724,878	6,154
[1]	dip Corp.	446,025	6,122
	Konishi Co. Ltd.	762,772	6,105
*	Chiyoda Corp.	2,300,883	6,090
	WingArc1st Inc.	279,500	6,088
	Doutor Nichires Holdings Co. Ltd.	389,086	6,070
	Mitani Sekisan Co. Ltd.	123,700	6,045
	Shin-Etsu Polymer Co. Ltd.	482,631	6,044
	Mochida Pharmaceutical Co. Ltd.	316,158	6,040
	Infomart Corp.	2,844,179	6,035
	Hibiya Engineering Ltd.	204,525	6,016
	Toenec Corp.	553,900	6,011
	Axial Retailing Inc.	848,736	5,994
	Okamoto Industries Inc.	182,770	5,981
	Fuji Co. Ltd.	465,749	5,948
	Sinko Industries Ltd.	711,559	5,945
	TV Asahi Holdings Corp.	291,909	5,940
	Toyo Tanso Co. Ltd.	197,310	5,903
	Valqua Ltd.	234,522	5,900
	Matsuya Co. Ltd.	525,337	5,882
	HI-LEX Corp.	314,998	5,845
	Nissan Shatai Co. Ltd.	877,183	5,840
	ESPEC Corp.	254,346	5,788
	One REIT Inc.	9,990	5,788
	ZERIA Pharmaceutical Co. Ltd.	445,855	5,786
	Milbon Co. Ltd.	384,215	5,771
	Meisei Industrial Co. Ltd.	538,608	5,763
	Nishikawa Rubber Co. Ltd.	312,020	5,743
	Nichireki Group Co. Ltd.	364,042	5,726
*,1	Atom Corp.	1,626,810	5,719
	Tsurumi Manufacturing Co. Ltd.	452,280	5,700
	Nippon Ceramic Co. Ltd.	240,256	5,673
	Noritz Corp.	435,270	5,652
	Sun Frontier Fudousan Co. Ltd.	380,927	5,643
	Eagle Industry Co. Ltd.	317,093	5,613
	TRE Holdings Corp.	558,521	5,597
	Komori Corp.	591,794	5,558
	IDOM Inc.	740,671	5,529
	Kumiai Chemical Industry Co. Ltd.	1,248,656	5,524
	Doshisha Co. Ltd.	292,743	5,506
[1]	Nagawa Co. Ltd.	141,605	5,496
	Seika Corp.	368,502	5,494
	Asahi Kogyosha Co. Ltd.	268,100	5,459
	Japan Pulp & Paper Co. Ltd.	1,162,220	5,454
	Idec Corp.	357,247	5,438
	Plus Alpha Consulting Co. Ltd.	354,274	5,431
	Riken Technos Corp.	597,435	5,415
	Yahagi Construction Co. Ltd.	382,667	5,414
	m-up Holdings Inc.	432,200	5,399
	Matsuda Sangyo Co. Ltd.	200,751	5,390
	Daiichi Jitsugyo Co. Ltd.	318,103	5,387
	Kamei Corp.	283,656	5,366
	Bank of the Ryukyus Ltd.	549,753	5,364
	AOKI Holdings Inc.	497,380	5,362
	CTI Engineering Co. Ltd.	290,800	5,347
	Ringer Hut Co. Ltd.	367,469	5,300
[1]	Kisoji Co. Ltd.	345,689	5,299
	Akita Bank Ltd.	223,049	5,285
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,281
	Bank of Iwate Ltd.	200,963	5,277
	Hochiki Corp.	210,021	5,250
[1]	Koshidaka Holdings Co. Ltd.	684,331	5,235
	Oiles Corp.	356,539	5,223
[1]	Osaka Organic Chemical Industry Ltd.	209,655	5,204
	DKS Co. Ltd.	121,888	5,196
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,194
	Hioki EE Corp.	135,136	5,191
[1]	Imperial Hotel Ltd.	726,200	5,188
	Iriso Electronics Co. Ltd.	257,338	5,166
	SBS Holdings Inc.	234,231	5,151

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KAWADA TECHNOLOGIES Inc.	196,133	5,139
	NS United Kaiun Kaisha Ltd.	143,703	5,138
	TPR Co. Ltd.	649,568	5,101
	Asahi Yukizai Corp.	162,857	5,075
	Nihon Dengi Co. Ltd.	142,622	5,062
	Futaba Industrial Co. Ltd.	827,593	5,054
	Orient Corp.	808,012	5,050
	Japan Transcity Corp.	678,586	5,048
	Yokorei Co. Ltd.	634,464	5,047
	Senshu Electric Co. Ltd.	172,300	5,047
	AZ-COM MARUWA Holdings Inc.	756,079	5,042
	Zojirushi Corp.	465,899	5,022
	Bando Chemical Industries Ltd.	399,907	5,019
	TOA Road Corp.	498,135	5,017
	Prestige International Inc.	1,161,477	4,988
	Star Micronics Co. Ltd.	462,815	4,988
	Alconix Corp.	354,818	4,985
	A&D HOLON Holdings Co. Ltd.	379,300	4,972
	RS Technologies Co. Ltd.	199,146	4,965
[1]	Tokyo Electron Device Ltd.	253,452	4,952
	Sala Corp.	726,500	4,950
*	Nippon Sheet Glass Co. Ltd.	1,320,302	4,940
	Raksul Inc.	717,758	4,928
	Mitsubishi Research Institute Inc.	155,024	4,901
[1]	Enplas Corp.	92,893	4,883
[1]	Ise Chemicals Corp.	23,900	4,879
	Press Kogyo Co. Ltd.	1,148,969	4,869
	Asanuma Corp.	866,300	4,868
	Keihanshin Building Co. Ltd.	432,767	4,867
[1]	Yamae Group Holdings Co. Ltd.	291,700	4,843
	Tanseisha Co. Ltd.	561,032	4,840
	Sekisui Jushi Corp.	361,235	4,830
	Marusan Securities Co. Ltd.	800,935	4,820
	Nippon Kanzai Holdings Co. Ltd.	282,721	4,811
	Tochigi Bank Ltd.	1,345,380	4,797
	Starzen Co. Ltd.	635,118	4,779
	SIGMAXYZ Holdings Inc.	841,900	4,774
	Nissei ASB Machine Co. Ltd.	107,573	4,765
	Sato Corp.	335,220	4,758
	Pack Corp.	609,204	4,747
	Joshin Denki Co. Ltd.	274,014	4,744
	Computer Engineering & Consulting Ltd.	338,064	4,738
	Weathernews Inc.	181,644	4,735
	Anicom Holdings Inc.	915,655	4,722
	Tachi-S Co. Ltd.	372,370	4,720
	eGuarantee Inc.	454,484	4,688
[1]	Toho Titanium Co. Ltd.	456,586	4,680
	Aida Engineering Ltd.	780,577	4,669
	Oyo Corp.	250,120	4,668
	Riken Vitamin Co. Ltd.	256,801	4,662
	Kameda Seika Co. Ltd.	186,626	4,652
	S&B Foods Inc.	214,300	4,630
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	4,627
[1]	Shoei Foods Corp.	180,252	4,608
	Katakura Industries Co. Ltd.	266,166	4,588
	Takamatsu Construction Group Co. Ltd.	208,864	4,584
	ASKUL Corp.	503,316	4,576
	Nissha Co. Ltd.	526,422	4,574
	Sakai Moving Service Co. Ltd.	249,568	4,563
	Mitsubishi Logisnext Co. Ltd.	457,789	4,559
	SRA Holdings	140,531	4,553
[1]	Fixstars Corp.	348,615	4,542
	Kanto Denka Kogyo Co. Ltd.	672,202	4,535
	Yamagata Bank Ltd.	416,781	4,535
	Nippon Parking Development Co. Ltd.	2,578,138	4,518
	Kyokuyo Co. Ltd.	145,468	4,497
	Hirata Corp.	337,998	4,463
	Anest Iwata Corp.	451,558	4,443
	Kyoei Steel Ltd.	296,935	4,421
	Shikoku Bank Ltd.	466,885	4,406

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Goldcrest Co. Ltd.	203,088	4,402
	Mitsui DM Sugar Co. Ltd.	222,854	4,389
	Starts Proceed Investment Corp.	3,333	4,375
	Canon Electronics Inc.	250,032	4,374
	Matsuyafoods Holdings Co. Ltd.	115,243	4,374
	Sintokogio Ltd.	650,953	4,359
[1]	Santec Holdings Corp.	73,706	4,351
	Furuya Metal Co. Ltd.	235,500	4,343
*,1	euglena Co. Ltd.	1,573,058	4,331
	Tachibana Eletech Co. Ltd.	234,508	4,308
	Japan Investment Adviser Co. Ltd.	375,500	4,303
	GLOBERIDE Inc.	284,398	4,302
	Oriental Shiraishi Corp.	1,562,115	4,302
	Koa Corp.	482,798	4,290
	Itochu-Shokuhin Co. Ltd.	70,550	4,288
	Topy Industries Ltd.	232,194	4,287
*,1	Medley Inc.	312,900	4,271
*	Net Protections Holdings Inc.	828,500	4,269
[1]	Tama Home Co. Ltd.	181,552	4,254
	Broadleaf Co. Ltd.	885,068	4,252
	Raiznext Corp.	340,962	4,236
	Samty Residential Investment Corp.	5,772	4,223
	Belluna Co. Ltd.	640,497	4,221
[1]	Daido Metal Co. Ltd.	621,152	4,207
	Procrea Holdings Inc.	372,683	4,185
	Saibu Gas Holdings Co. Ltd.	348,997	4,184
	Arisawa Manufacturing Co. Ltd.	393,200	4,147
	Optorun Co. Ltd.	376,255	4,143
	United Arrows Ltd.	331,525	4,141
	Shofu Inc.	337,036	4,140
	Altech Corp.	249,300	4,136
	VT Holdings Co. Ltd.	1,309,656	4,134
	TSI Holdings Co. Ltd.	665,324	4,128
	TDC Soft Inc.	471,498	4,122
[1]	Miyaji Engineering Group Inc.	321,010	4,114
	Tokai Corp.	296,357	4,105
	K&O Energy Group Inc.	181,890	4,100
	Shibusawa Logistics Corp.	570,724	4,097
	Okinawa Electric Power Co. Inc.	624,420	4,092
	Riso Kagaku Corp.	538,645	4,083
	Obara Group Inc.	150,118	4,081
	Bank of Saga Ltd.	196,467	4,079
	Shinnihon Corp.	353,980	4,068
	Siix Corp.	450,535	4,041
	Tosei REIT Investment Corp.	4,256	4,036
	Aeon Hokkaido Corp.	713,446	4,021
	Cresco Ltd.	381,643	4,017
	Bell System24 Holdings Inc.	464,874	3,994
	Hokkaido Gas Co. Ltd.	907,425	3,988
[1]	Oisix ra daichi Inc.	359,283	3,968
	Denyo Co. Ltd.	212,900	3,963
	Takara Bio Inc.	662,320	3,961
	Ehime Bank Ltd.	488,379	3,961
	Torishima Pump Manufacturing Co. Ltd.	291,855	3,957
	Nippon Carbon Co. Ltd.	140,561	3,953
	Sanyo Chemical Industries Ltd.	145,280	3,953
	Osaki Electric Co. Ltd.	486,709	3,944
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,943
	Ki-Star Real Estate Co. Ltd.	115,800	3,931
	Insource Co. Ltd.	691,950	3,912
	en Inc.	387,047	3,904
[1]	KeePer Technical Laboratory Co. Ltd.	163,596	3,897
[1]	Nihon Chouzai Co. Ltd.	153,862	3,889
	Unipres Corp.	498,656	3,871
	DyDo Group Holdings Inc.	245,710	3,869
	Shinagawa Refra Co. Ltd.	322,300	3,863
	Vital KSK Holdings Inc.	479,047	3,860
	Fukui Bank Ltd.	273,455	3,855
	Yokowo Co. Ltd.	300,479	3,848
	S Foods Inc.	236,039	3,831

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sankei Real Estate Inc.	5,981	3,829
[1]	Toyo Gosei Co. Ltd.	84,034	3,820
[1]	Chuo Spring Co. Ltd.	176,825	3,811
	Iseki & Co. Ltd.	265,226	3,783
	M&A Capital Partners Co. Ltd.	197,582	3,773
	Shizuoka Gas Co. Ltd.	515,873	3,772
	Ryoden Corp.	181,200	3,754
	ASKA Pharmaceutical Holdings Co. Ltd.	275,859	3,746
	Roland Corp.	176,739	3,744
	ESCON Japan REIT Investment Corp.	4,652	3,728
	Qol Holdings Co. Ltd.	295,432	3,725
[1]	Mars Group Holdings Corp.	185,932	3,700
	Sagami Holdings Corp.	341,541	3,699
	JCR Pharmaceuticals Co. Ltd.	952,875	3,694
	Hokuto Corp.	311,814	3,690
	Health Care & Medical Investment Corp.	4,907	3,667
	Fukuda Corp.	82,095	3,663
	G-Tekt Corp.	284,995	3,657
	Halows Co. Ltd.	128,793	3,651
	Murakami Corp.	83,115	3,650
	Airman Corp.	292,000	3,644
	Daiwa Industries Ltd.	355,304	3,636
[1]	Hakuto Co. Ltd.	144,959	3,625
	Tamura Corp.	1,057,588	3,625
	Sodick Co. Ltd.	573,043	3,623
	Chori Co. Ltd.	140,247	3,612
	Strike Co. Ltd.	146,499	3,609
	MARUKA FURUSATO Corp.	246,253	3,606
	Comture Corp.	350,468	3,602
	ES-Con Japan Ltd.	553,665	3,596
	Vision Inc.	452,985	3,595
	Tokushu Tokai Paper Co. Ltd.	370,764	3,567
	JM Holdings Co. Ltd.	362,736	3,546
	Marudai Food Co. Ltd.	291,057	3,538
	Chubu Shiryo Co. Ltd.	338,424	3,516
	Warabeya Nichiyo Holdings Co. Ltd.	173,722	3,513
[1]	Change Holdings Inc.	478,989	3,511
	Asahi Diamond Industrial Co. Ltd.	641,345	3,480
[1]	Kappa Create Co. Ltd.	359,761	3,476
	Okura Industrial Co. Ltd.	107,758	3,470
	Nagaileben Co. Ltd.	300,788	3,427
	Retail Partners Co. Ltd.	407,880	3,407
	Sakai Chemical Industry Co. Ltd.	184,648	3,407
	Avex Inc.	434,597	3,406
*,1	Remixpoint Inc.	1,664,937	3,404
*	RENOVA Inc.	635,155	3,403
	Geo Holdings Corp.	324,820	3,400
	Pasona Group Inc.	271,741	3,360
	Daikyonishikawa Corp.	710,338	3,357
	GMO Financial Holdings Inc.	574,900	3,355
	Cawachi Ltd.	173,762	3,344
	Seikitokyu Kogyo Co. Ltd.	347,300	3,341
	Neturen Co. Ltd.	431,335	3,334
	CAC Holdings Corp.	239,944	3,323
	Nippon Thompson Co. Ltd.	765,699	3,316
[1]	Fujio Food Group Inc.	459,777	3,316
	Tekken Corp.	138,546	3,309
	Nichiden Corp.	203,838	3,281
	Hoosiers Holdings Co. Ltd.	398,508	3,271
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,266
	Avant Group Corp.	317,900	3,266
	Curves Holdings Co. Ltd.	692,030	3,260
	J-Oil Mills Inc.	248,151	3,248
	Stella Chemifa Corp.	121,524	3,226
[1]	France Bed Holdings Co. Ltd.	373,484	3,190
	Chofu Seisakusho Co. Ltd.	251,486	3,189
	Takaoka Toko Co. Ltd.	143,052	3,186
	Mirarth Holdings Inc.	1,284,639	3,167
	Cosel Co. Ltd.	393,824	3,138
	St. Marc Holdings Co. Ltd.	180,878	3,125

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shinwa Co. Ltd.	155,776	3,104
[1]	Nittoku Co. Ltd.	196,400	3,103
	Mitsuba Corp.	506,515	3,079
	Daiki Aluminium Industry Co. Ltd.	421,252	3,074
	Okabe Co. Ltd.	516,098	3,071
[1]	Alpen Co. Ltd.	208,002	3,071
	Kanro Inc.	325,500	3,068
	SRE Holdings Corp.	166,269	3,041
	Sumida Corp.	417,594	3,034
	Toyo Corp.	280,950	3,032
	Aiphone Co. Ltd.	165,502	3,025
	Aichi Corp.	361,820	3,023
*	baudroie Inc.	161,082	3,022
	Daito Pharmaceutical Co. Ltd.	373,382	3,012
	Kyokuto Securities Co. Ltd.	304,795	3,011
[1]	Key Coffee Inc.	237,185	3,009
[1]	BRONCO BILLY Co. Ltd.	123,860	3,006
	Yondoshi Holdings Inc.	268,144	2,977
	Nihon Nohyaku Co. Ltd.	531,073	2,972
[1]	Osaka Steel Co. Ltd.	176,191	2,964
	JSB Co. Ltd.	125,300	2,964
	Fujicco Co. Ltd.	285,097	2,956
	Tomoku Co. Ltd.	138,290	2,954
	Daikokutenbussan Co. Ltd.	73,433	2,950
	Sanyo Electric Railway Co. Ltd.	226,820	2,948
	Nippon Denko Co. Ltd.	1,349,547	2,946
	Gakken Holdings Co. Ltd.	440,173	2,932
	Softcreate Holdings Corp.	211,226	2,922
[1]	M&A Research Institute Holdings Inc.	356,194	2,922
	Miroku Jyoho Service Co. Ltd.	254,301	2,907
	Zenrin Co. Ltd.	434,749	2,906
	Septeni Holdings Co. Ltd.	1,093,300	2,903
	KPP Group Holdings Co. Ltd.	586,509	2,897
	Pacific Metals Co. Ltd.	217,278	2,886
	Ines Corp.	260,665	2,880
	Dai Nippon Toryo Co. Ltd.	349,371	2,873
[1]	Piolax Inc.	257,319	2,867
	Sinanen Holdings Co. Ltd.	71,509	2,864
	Kyodo Printing Co. Ltd.	293,860	2,858
	West Holdings Corp.	298,700	2,857
	Software Service Inc.	32,100	2,853
	Wellneo Sugar Co. Ltd.	174,161	2,848
[1]	Rock Field Co. Ltd.	309,160	2,845
	Koatsu Gas Kogyo Co. Ltd.	426,338	2,842
*	Nippon Chemi-Con Corp.	281,035	2,836
	Toyo Kanetsu KK	96,814	2,832
	Godo Steel Ltd.	119,185	2,826
	Nihon Tokushu Toryo Co. Ltd.	208,125	2,817
	Shinsho Corp.	186,372	2,808
	Towa Bank Ltd.	465,921	2,806
	V Technology Co. Ltd.	124,471	2,796
[1]	Inui Global Logistics Co. Ltd.	274,646	2,796
	Tokyo Energy & Systems Inc.	241,520	2,784
	JDC Corp.	796,409	2,778
	Base Co. Ltd.	122,388	2,777
	Chubu Steel Plate Co. Ltd.	215,800	2,771
[1]	Gift Holdings Inc.	132,400	2,771
	Istyle Inc.	940,643	2,738
	Genki Global Dining Concepts Corp.	139,283	2,736
	Fudo Tetra Corp.	172,529	2,732
	Hisaka Works Ltd.	298,599	2,729
	FULLCAST Holdings Co. Ltd.	246,665	2,706
	Hokkan Holdings Ltd.	191,503	2,673
[1]	Kojima Co. Ltd.	374,692	2,673
[1]	Kosaido Holdings Co. Ltd.	968,100	2,661
	PHC Holdings Corp.	406,289	2,656
	Nippon Fine Chemical Co. Ltd.	164,500	2,650
	Transaction Co. Ltd.	399,000	2,648
	Kanaden Corp.	194,943	2,647
[1]	Yamashin-Filter Corp.	537,396	2,646

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rheon Automatic Machinery Co. Ltd.	281,044	2,636
	Fukui Computer Holdings Inc.	131,328	2,626
	Iwaki Co. Ltd.	158,400	2,617
	JP-Holdings Inc.	676,602	2,608
	Cleanup Corp.	528,255	2,606
	Onoken Co. Ltd.	291,155	2,599
	Mirai Industry Co. Ltd.	119,046	2,574
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	2,573
	Vector Inc.	337,489	2,544
[1]	Aizawa Securities Group Co. Ltd.	300,189	2,539
	FIDEA Holdings Co. Ltd.	236,338	2,538
	Ichiyoshi Securities Co. Ltd.	460,586	2,537
	Sparx Group Co. Ltd.	251,531	2,537
[1]	BrainPad Inc.	233,123	2,529
	NEC Capital Solutions Ltd.	102,099	2,523
	Maezawa Kyuso Industries Co. Ltd.	269,879	2,508
	Yushin Co.	598,060	2,500
[1]	Shin Nippon Biomedical Laboratories Ltd.	262,604	2,484
	Shima Seiki Manufacturing Ltd.	385,864	2,482
	J Trust Co. Ltd.	940,347	2,473
	Sanshin Electronics Co. Ltd.	130,205	2,469
	Feed One Co. Ltd.	373,489	2,466
	Shinko Shoji Co. Ltd.	370,929	2,449
	COLOPL Inc.	847,374	2,448
	Komatsu Matere Co. Ltd.	438,972	2,446
	Toa Corp. (XTKS)	296,666	2,430
	Mie Kotsu Group Holdings Inc.	693,519	2,419
	Shindengen Electric Manufacturing Co. Ltd.	106,371	2,416
[1]	SBI ARUHI Corp.	465,927	2,414
	EM Systems Co. Ltd.	453,291	2,402
	I'll Inc.	151,955	2,402
	Nippon Rietec Co. Ltd.	180,002	2,402
	LITALICO Inc.	299,366	2,394
[1]	Tohokushinsha Film Corp.	610,900	2,392
	Corona Corp. Class A	405,072	2,372
	Xebio Holdings Co. Ltd.	333,972	2,361
	Honeys Holdings Co. Ltd.	244,678	2,350
	GREE Holdings Inc.	892,505	2,331
	ZIGExN Co. Ltd.	705,200	2,330
[1]	Fujiya Co. Ltd.	138,283	2,320
	Icom Inc.	112,597	2,291
	Moriroku Co. Ltd.	149,190	2,269
	TOC Co. Ltd.	427,991	2,261
[1]	Tv Tokyo Holdings Corp.	73,882	2,225
	Yondenko Corp.	243,036	2,215
	Kyosan Electric Manufacturing Co. Ltd.	646,469	2,214
	Giken Ltd.	205,021	2,193
	Seikagaku Corp.	510,460	2,175
	FAN Communications Inc.	663,596	2,171
	Okuwa Co. Ltd.	402,121	2,169
	CMK Corp.	828,954	2,155
	grems Inc.	141,900	2,116
[1]	eRex Co. Ltd.	484,528	2,109
	Taki Chemical Co. Ltd.	89,955	2,104
	Maxvalu Tokai Co. Ltd.	92,432	2,095
	World Holdings Co. Ltd.	127,683	2,075
[1]	Nafco Co. Ltd.	159,907	2,073
	ST Corp.	202,879	2,064
	Alpha Systems Inc.	88,028	2,063
	Kenko Mayonnaise Co. Ltd.	174,485	2,060
	Komehyo Holdings Co. Ltd.	104,600	2,032
	Fuji Pharma Co. Ltd.	198,497	2,031
	JSP Corp.	165,438	2,024
	Intage Holdings Inc.	182,501	2,020
	Ichikoh Industries Ltd.	661,874	2,013
	Kanagawa Chuo Kotsu Co. Ltd.	88,285	2,009
[1]	Ministop Co. Ltd.	156,638	2,008
	Daiho Corp.	390,445	1,999
	Solasto Corp.	611,155	1,997
	Akatsuki Inc.	117,117	1,995

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Sharyo Ltd.	91,993	1,993
	Chiyoda Co. Ltd.	310,478	1,971
	Link & Motivation Inc.	615,773	1,965
	Futaba Corp.	445,067	1,945
	Hodogaya Chemical Co. Ltd.	164,268	1,943
[1]	Midac Holdings Co. Ltd.	158,590	1,907
	Carta Holdings Inc.	139,700	1,896
	Sanoh Industrial Co. Ltd.	317,394	1,888
	Tayca Corp.	220,480	1,879
	G-7 Holdings Inc.	226,666	1,879
	Sankyo Seiko Co. Ltd.	428,767	1,874
	Amvis Holdings Inc.	542,500	1,845
[1]	Daikoku Denki Co. Ltd.	105,400	1,826
*,1	Aeon Fantasy Co. Ltd.	100,724	1,820
*	PIA Corp.	93,311	1,818
[1]	YA-MAN Ltd.	359,168	1,816
	Buffalo Inc.	80,670	1,813
[1]	giftee Inc.	256,300	1,810
	Yukiguni Factory Co. Ltd.	270,244	1,803
	CTS Co. Ltd.	311,985	1,797
	Oro Co. Ltd.	117,783	1,797
	Marvelous Inc.	486,289	1,783
	LEC Inc.	265,990	1,760
	Nichiban Co. Ltd.	141,256	1,751
	YAKUODO Holdings Co. Ltd.	132,538	1,747
[1]	FP Partner Inc.	118,834	1,745
	Chiyoda Integre Co. Ltd.	86,644	1,737
[1]	Gamecard Holdings Inc.	90,600	1,717
	Airport Facilities Co. Ltd.	254,660	1,702
	Kintetsu Department Store Co. Ltd.	138,678	1,689
	Central Security Patrols Co. Ltd.	94,614	1,671
	Studio Alice Co. Ltd.	124,687	1,643
	Nihon Trim Co. Ltd.	52,483	1,638
	Artnature Inc.	298,595	1,635
	Arakawa Chemical Industries Ltd.	225,785	1,629
	Rokko Butter Co. Ltd.	213,888	1,628
	Amuse Inc.	132,922	1,624
[1]	Pharma Foods International Co. Ltd.	312,548	1,613
	Digital Holdings Inc.	112,980	1,588
*,1	Furukawa Battery Co. Ltd.	175,704	1,588
[1]	Daisyo Corp.	222,393	1,581
*	Universal Entertainment Corp.	278,300	1,559
	Yorozu Corp.	260,310	1,546
	Nitto Kohki Co. Ltd.	139,121	1,545
	Sankyo Tateyama Inc.	377,679	1,473
*	KNT-CT Holdings Co. Ltd.	151,843	1,471
	S-Pool Inc.	787,344	1,445
	WATAMI Co. Ltd.	242,705	1,424
[1]	Management Solutions Co. Ltd.	161,838	1,405
[1]	Inaba Seisakusho Co. Ltd.	135,442	1,391
	Asahi Co. Ltd.	162,896	1,381
[1]	Riso Kyoiku Group Corp.	1,066,782	1,362
	Advan Group Co. Ltd.	237,572	1,329
	Pronexus Inc.	186,349	1,321
	Elan Corp.	260,180	1,321
*	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,304
	Gecoss Corp.	140,142	1,245
[1]	Nakayama Steel Works Ltd.	309,214	1,236
[1]	Central Sports Co. Ltd.	79,194	1,227
*,1	Sourcenext Corp.	1,100,215	1,196
*,1	Japan Display Inc.	9,015,514	1,167
*,1	TerraSky Co. Ltd.	85,465	1,151
	Shimojima Co. Ltd.	136,503	1,142
[1]	WDB Holdings Co. Ltd.	106,899	1,119
[1]	Sumiseki Holdings Inc.	304,700	1,103
	Kanamic Network Co. Ltd.	351,700	1,097
	Ebase Co. Ltd.	373,436	1,095
	Nisso Holdings Co. Ltd.	255,817	1,067
[1]	Tess Holdings Co. Ltd.	471,500	1,064
	LIFULL Co. Ltd.	834,555	1,039

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tsutsumi Jewelry Co. Ltd.	70,099	1,028
[1]	Kitanotatsujin Corp.	1,151,561	1,014
	GMO GlobalSign Holdings KK	75,242	1,012
[1]	Ohara Inc.	135,380	999
[1]	Shimadaya Corp.	86,370	988
	Tosho Co. Ltd.	178,618	912
*,1	Airtrip Corp.	158,012	890
	Media Do Co. Ltd.	74,200	876
	Atrae Inc.	190,634	868
*,1	Optim Corp.	227,169	823
	Tokyo Individualized Educational Institute Inc.	275,749	796
	MTI Ltd.	150,031	782
[1]	CHIMNEY Co. Ltd.	101,308	773
*,1	Miyakoshi Holdings Inc.	108,800	661
*,1	Demae-Can Co. Ltd.	524,100	499
			84,298,700
Kuwait (0.2%)
	Kuwait Finance House KSCP	179,378,606	469,639
	National Bank of Kuwait SAKP	119,115,082	407,939
	Boubyan Bank KSCP	25,456,744	59,402
	Mobile Telecommunications Co. KSCP	32,226,867	55,695
	Gulf Bank KSCP	31,960,967	36,516
	Mabanee Co. KPSC	9,332,168	30,648
*	Warba Bank KSCP	32,132,662	30,366
	National Industries Group Holding SAK	27,333,723	25,927
	Al Ahli Bank of Kuwait KSCP	21,565,244	20,223
	Boursa Kuwait Securities Co. KPSC	1,515,792	19,864
*	Kuwait Real Estate Co. KSC	12,115,260	16,765
	Commercial Real Estate Co. KSC	20,991,961	14,559
	Kuwait International Bank KSCP	13,383,924	11,669
	Burgan Bank SAK	15,131,327	11,666
	Gulf Cables & Electrical Industries Group Co. KSCP	1,542,128	11,289
	Boubyan Petrochemicals Co. KSCP	5,476,112	10,957
	Agility Public Warehousing Co. KSC	22,236,419	10,921
	Kuwait Telecommunications Co.	5,418,364	10,488
	Humansoft Holding Co. KSC	1,275,724	10,291
	Salhia Real Estate Co. KSCP	6,629,822	9,055
*	Kuwait Projects Co. Holding KSCP	27,254,181	7,817
	Jazeera Airways Co. KSCP	1,136,931	5,439
*	National Real Estate Co. KPSC	16,193,900	4,117
			1,291,252
Malaysia (0.5%)
	Malayan Banking Bhd.	109,494,968	258,056
	Public Bank Bhd.	211,564,415	212,986
	CIMB Group Holdings Bhd.	120,874,323	210,358
	Tenaga Nasional Bhd.	65,119,650	206,315
	IHH Healthcare Bhd.	44,817,402	88,241
	Gamuda Bhd.	73,161,824	87,868
	Press Metal Aluminium Holdings Bhd.	49,504,688	74,780
	SD Guthrie Bhd.	52,284,369	65,906
	Petronas Gas Bhd.	13,683,812	60,408
	AMMB Holdings Bhd.	40,663,020	55,311
	MISC Bhd.	29,120,702	54,156
	Celcomdigi Bhd.	55,652,380	47,842
	RHB Bank Bhd.	29,591,569	47,840
	Sunway Bhd.	35,779,200	46,123
	Hong Leong Bank Bhd.	8,816,882	43,266
	YTL Corp. Bhd.	67,174,620	41,612
	IOI Corp. Bhd.	41,541,738	39,867
	Axiata Group Bhd.	64,524,035	38,693
	YTL Power International Bhd.	40,587,160	38,579
	Maxis Bhd.	41,469,261	37,631
	Petronas Chemicals Group Bhd.	39,979,458	37,187
	Kuala Lumpur Kepong Bhd.	7,519,244	36,776
	Dialog Group Bhd.	61,602,659	28,820
	Sime Darby Bhd.	58,304,674	28,503
	Telekom Malaysia Bhd.	16,206,198	28,243
	IJM Corp. Bhd.	47,720,721	28,201
	Inari Amertron Bhd.	44,104,578	27,491

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Petronas Dagangan Bhd.	4,886,940	26,460
	Genting Bhd.	30,237,918	24,384
	Nestle Malaysia Bhd.	902,170	24,339
	TIME dotCom Bhd.	20,380,985	23,203
	KPJ Healthcare Bhd.	34,058,967	23,055
	PPB Group Bhd.	8,623,145	22,926
	QL Resources Bhd.	22,967,446	22,751
	United Plantations Bhd.	3,820,150	22,590
	Genting Malaysia Bhd.	40,050,219	22,269
	Frontken Corp. Bhd.	18,483,850	19,909
	Bursa Malaysia Bhd.	9,485,908	18,554
[3]	MR DIY Group M Bhd.	48,525,500	18,512
	Westports Holdings Bhd.	14,907,000	18,315
	IGB REIT	25,836,900	16,598
	Sime Darby Property Bhd.	48,661,376	15,648
	99 Speed Mart Retail Holdings Bhd.	20,819,900	15,545
	Yinson Holdings Bhd.	27,377,904	15,491
	Zetrix Ai Bhd.	75,151,262	15,142
	Fraser & Neave Holdings Bhd.	2,239,608	15,048
	Alliance Bank Malaysia Bhd.	13,795,906	14,477
	Sunway REIT	26,445,000	13,267
	Axis REIT	24,812,901	12,740
	Hong Leong Financial Group Bhd.	3,123,659	12,599
	IOI Properties Group Bhd.	22,708,000	11,386
*	Top Glove Corp. Bhd.	71,658,498	10,764
	Heineken Malaysia Bhd.	2,028,884	10,320
	Pavilion REIT	23,302,200	10,296
	ViTrox Corp. Bhd.	9,295,300	9,988
	Malakoff Corp. Bhd.	35,944,300	9,263
	SP Setia Bhd. Group	40,829,878	8,420
	Sunway Construction Group Bhd.	5,993,200	8,407
	Carlsberg Brewery Malaysia Bhd.	2,102,506	8,293
	Malaysian Pacific Industries Bhd.	1,119,100	7,991
	Eco World Development Group Bhd.	15,649,600	7,689
	Bank Islam Malaysia Bhd.	14,435,700	7,584
*	Pentamaster Corp. Bhd.	7,095,850	7,246
	Scientex Bhd.	8,778,724	7,104
*	Greatech Technology Bhd.	13,528,800	6,662
	Mega First Corp. Bhd.	7,506,000	6,642
	Gas Malaysia Bhd.	6,097,600	6,604
	Hartalega Holdings Bhd.	21,059,694	6,071
	MBSB Bhd.	34,198,984	5,916
	Mah Sing Group Bhd.	23,404,900	5,806
	CTOS Digital Bhd.	24,879,900	5,553
*	UWC Bhd.	5,500,300	5,378
*	Tanco Holdings Bhd.	23,977,300	5,354
	Kossan Rubber Industries Bhd.	17,720,786	5,023
	VS Industry Bhd.	40,882,459	4,819
	Nationgate Holdings Bhd.	14,014,700	3,932
	Bumi Armada Bhd.	49,635,605	3,913
	Velesto Energy Bhd.	64,315,112	3,844
	Cahya Mata Sarawak Bhd.	9,724,970	3,687
	DRB-Hicom Bhd.	11,974,631	3,600
	Padini Holdings Bhd.	7,518,741	3,393
	Malaysian Resources Corp. Bhd.	30,545,901	3,277
	Sports Toto Bhd.	9,749,179	3,234
*	Berjaya Corp. Bhd.	44,482,990	3,077
	UEM Sunrise Bhd.	20,167,955	3,077
*	WCT Holdings Bhd.	15,969,477	2,856
*	Supermax Corp. Bhd.	24,737,551	2,799
*	Dagang NeXchange Bhd.	35,685,500	2,592
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,587
	Hibiscus Petroleum Bhd.	7,438,940	2,540
	D&O Green Technologies Bhd.	8,172,000	2,430
	Bermaz Auto Bhd.	13,528,601	2,162
	British American Tobacco Malaysia Bhd.	1,742,469	1,914
*	Chin Hin Group Bhd.	2,425,731	1,337
*	Astro Malaysia Holdings Bhd.	3,511,664	109
			2,649,820

Total International Stock Index Fund
		Shares	Market Value• ($000)
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	41,925,974	394,583
	Grupo Mexico SAB de CV Class B	41,460,086	358,442
	America Movil SAB de CV Class B	228,467,159	260,582
	Wal-Mart de Mexico SAB de CV	74,003,400	244,653
	Fomento Economico Mexicano SAB de CV	25,292,680	238,598
	Cemex SAB de CV	200,932,200	204,193
	Arca Continental SAB de CV	12,753,152	123,519
*	Industrias Penoles SAB de CV	2,741,687	113,497
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,374,608	112,034
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,284,485	69,105
	Coca-Cola Femsa SAB de CV	7,703,754	66,279
	Grupo Financiero Inbursa SAB de CV	25,915,533	62,939
	Grupo Bimbo SAB de CV Class A	17,679,400	61,093
	Prologis Property Mexico SA de CV	15,163,572	60,553
	Fibra Uno Administracion SA de CV	40,310,849	58,497
	Grupo Carso SAB de CV	7,789,867	55,674
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,985,714	49,115
	Kimberly-Clark de Mexico SAB de CV Class A	22,673,941	43,887
	Gruma SAB de CV Class B	2,394,148	40,630
	Gentera SAB de CV	15,674,928	37,292
	Corp. Inmobiliaria Vesta SAB de CV	12,135,833	36,842
	Promotora y Operadora de Infraestructura SAB de CV	2,471,700	32,011
	Megacable Holdings SAB de CV	10,885,436	31,147
	Grupo Comercial Chedraui SA de CV	4,146,371	30,065
[3]	Banco del Bajio SA	11,573,537	29,634
	Regional SAB de CV	3,710,666	27,625
	Alfa SAB de CV Class A	36,348,156	27,410
	Fibra MTY SAPI de CV	34,073,601	26,208
	Qualitas Controladora SAB de CV	2,881,012	26,125
	GCC SAB de CV	2,380,823	22,862
	Alsea SAB de CV	7,248,621	20,019
	Concentradora Fibra Danhos SA de CV	12,738,077	19,719
	Cemex SAB de CV ADR	1,885,284	19,136
[3]	FIBRA Macquarie Mexico	11,312,870	18,322
	Grupo Televisa SAB	33,265,118	17,332
	Bolsa Mexicana de Valores SAB de CV	7,966,741	15,206
	El Puerto de Liverpool SAB de CV	2,778,658	13,546
	Grupo Aeroportuario del Pacifico SAB de CV ADR	56,644	11,800
	Orbia Advance Corp. SAB de CV	12,765,297	11,605
	Operadora De Sites Mexicanos SAB de CV	11,440,704	10,278
	Genomma Lab Internacional SAB de CV Class B	10,135,608	9,918
*	Controladora Alpek SAB de CV	59,818,156	9,273
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,223,712	8,798
	Becle SAB de CV	7,107,856	8,711
*,3	Nemak SAB de CV	41,054,789	8,685
	La Comer SAB de CV	3,662,560	7,931
*,3	Grupo Traxion SAB de CV Class A	5,987,324	4,412
*	Alpek SAB de CV Class A	5,465,317	2,765
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	2,593
	Grupo Rotoplas SAB de CV	3,506,264	2,529
	Sempra	2	—
			3,167,672
Netherlands (2.6%)
	ASML Holding NV	5,716,751	6,044,376
*	Prosus NV	18,531,703	1,280,883
	ING Groep NV	43,171,115	1,077,969
*,3	Adyen NV	385,631	660,773
	Koninklijke Ahold Delhaize NV	13,212,737	540,663
	ASM International NV	674,852	437,874
	Wolters Kluwer NV	3,361,512	412,073
	Universal Music Group NV	13,665,467	366,535
	Heineken NV	4,025,222	311,682
	Koninklijke Philips NV	11,301,362	309,603
	NN Group NV	3,763,374	257,546
	Koninklijke KPN NV	54,906,401	254,077
	ArcelorMittal SA	6,168,254	235,480
[3]	ABN AMRO Bank NV	7,454,390	222,727
	DSM-Firmenich AG	2,635,305	214,801

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Euronext NV	1,262,149	180,376
	BE Semiconductor Industries NV	1,027,769	175,231
	Akzo Nobel NV	2,448,556	161,813
	ASR Nederland NV	2,267,691	151,343
	Aegon Ltd.	18,918,019	144,169
	Exor NV	1,396,022	120,979
	Heineken Holding NV	1,653,192	111,642
	IMCD NV	846,317	87,699
	JDE Peet's NV	2,243,276	81,642
[1]	Randstad NV	1,575,820	61,758
[3]	CVC Capital Partners plc	3,056,688	51,052
	SBM Offshore NV	1,935,597	50,053
	Arcadis NV	990,491	47,303
*	InPost SA	3,676,910	46,316
	Aalberts NV	1,409,251	44,647
[3]	Signify NV	1,803,598	43,174
	Allfunds Group plc	5,253,423	39,935
[3]	CTP NV	1,837,394	38,315
	Koninklijke Vopak NV	825,684	37,417
	Koninklijke BAM Groep NV	3,658,057	33,957
	Van Lanschot Kempen NV	462,166	27,022
	Koninklijke Heijmans NV	340,716	24,138
	TKH Group NV	519,421	22,963
*,1	Galapagos NV	711,521	22,653
*,1,3	Basic-Fit NV	743,716	22,076
	APERAM SA	625,548	21,799
	Eurocommercial Properties NV	610,853	18,240
	Corbion NV	851,509	17,331
	Havas NV	9,258,856	16,158
	Fugro NV	1,559,319	15,924
*	Flow Traders Ltd.	479,423	13,183
	Wereldhave NV	618,440	13,136
[1]	Theon International plc	335,902	11,842
	OCI NV	1,486,007	5,829
[1]	PostNL NV	4,890,842	5,412
	NSI NV	224,728	5,297
*	TomTom NV	827,147	4,981
[1]	Sligro Food Group NV	344,855	3,703
[1]	Brunel International NV	271,469	2,419
			14,609,989
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,373,805	177,526
	Auckland International Airport Ltd.	24,036,166	111,869
	Infratil Ltd.	13,151,313	92,954
	Contact Energy Ltd.	12,419,296	66,205
	Meridian Energy Ltd.	18,119,403	61,341
[1]	a2 Milk Co. Ltd.	8,282,468	51,587
	EBOS Group Ltd.	2,664,069	44,055
	Mainfreight Ltd.	1,167,526	40,265
	Mercury NZ Ltd.	9,612,262	35,633
	Spark New Zealand Ltd.	25,288,985	35,453
[1]	Chorus Ltd.	6,013,598	32,362
*	Fletcher Building Ltd.	15,146,727	28,237
*	Ryman Healthcare Ltd.	12,835,956	21,020
	Summerset Group Holdings Ltd.	3,096,870	20,540
	Freightways Group Ltd.	2,402,478	20,216
	Goodman Property Trust	14,246,652	17,276
	Precinct Properties Group	19,662,822	13,953
	Kiwi Property Group Ltd.	20,664,396	12,773
	Genesis Energy Ltd.	7,817,130	11,227
	a2 Milk Co. Ltd. (XNZE)	1,786,600	11,041
	Vector Ltd.	3,473,533	9,958
	Argosy Property Ltd.	11,230,336	8,250
	Air New Zealand Ltd.	21,866,833	7,445
	Channel Infrastructure NZ Ltd.	4,789,348	7,346
*	Gentrack Group Ltd.	1,385,229	7,265
	Scales Corp. Ltd.	1,794,456	6,261
	Stride Property Group	7,105,405	5,982
*,1	SKYCITY Entertainment Group Ltd.	12,949,651	5,403

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SKY Network Television Ltd.	1,604,007	3,305
			966,748
Norway (0.5%)
	DNB Bank ASA	11,802,131	301,255
	Equinor ASA	9,875,915	236,541
	Kongsberg Gruppen ASA	5,962,556	152,005
	Mowi ASA	6,313,493	138,790
	Telenor ASA	9,136,583	135,875
	Norsk Hydro ASA	18,735,449	126,662
	Aker BP ASA	4,472,160	115,905
	Orkla ASA	9,678,815	98,301
	Storebrand ASA	5,989,876	92,825
	Yara International ASA	2,368,213	86,279
	Vend Marketplaces ASA Class B	2,088,968	71,812
	Gjensidige Forsikring ASA	2,666,120	71,751
	Subsea 7 SA	3,290,228	60,091
[1]	Salmar ASA	981,471	55,114
	SpareBank 1 Sor-Norge ASA	2,986,796	51,413
[1]	Frontline plc	2,088,587	51,097
	TOMRA Systems ASA	3,366,301	41,096
	Protector Forsikring ASA	877,810	39,543
	Var Energi ASA	10,853,703	36,467
	Sparebanken Norge	2,013,576	35,086
*	Nordic Semiconductor ASA	2,362,161	34,164
	Bakkafrost P/F	719,929	33,057
	SpareBank 1 SMN	1,756,182	32,302
	Borregaard ASA	1,350,773	25,582
	DOF Group ASA	2,786,956	24,984
[1]	Hafnia Ltd.	3,868,930	24,103
	TGS ASA	2,764,752	23,859
	Veidekke ASA	1,511,406	23,401
	Aker ASA Class A	295,753	22,981
[3]	Europris ASA	2,241,931	19,330
*,3	Scatec ASA	1,788,680	18,867
	Leroy Seafood Group ASA	3,941,461	18,558
	Atea ASA	1,187,668	18,094
[1,3]	BW LPG Ltd.	1,273,753	16,868
	DNO ASA	11,493,411	15,694
*,1,3	AutoStore Holdings Ltd.	15,524,224	15,058
[1]	BLUENORD ASA	313,881	14,334
*,1	Cadeler A/S	3,047,048	14,127
[1]	Hoegh Autoliners ASA	1,500,805	13,448
	Wallenius Wilhelmsen ASA	1,490,192	11,655
	Austevoll Seafood ASA	1,238,258	11,626
[3]	Elkem ASA	4,006,272	10,538
	Wilh Wilhelmsen Holding ASA Class A	207,659	10,467
	Stolt-Nielsen Ltd.	304,237	10,204
	Aker Solutions ASA	3,690,559	10,140
	MPC Container Ships ASA	5,191,414	9,084
[3]	Entra ASA	649,940	7,232
	Bonheur ASA	277,857	6,011
*,1	NEL ASA	23,703,733	5,171
	BW Offshore Ltd.	1,166,462	4,248
*	BW Energy Ltd.	910,328	3,468
*,1	Grieg Seafood ASA	492,148	3,296
	Wilh Wilhelmsen Holding ASA Class B	4,213	200
			2,510,059
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	700,169
Philippines (0.1%)
	International Container Terminal Services Inc.	15,836,170	142,833
	BDO Unibank Inc.	33,126,947	75,130
	SM Prime Holdings Inc.	147,057,936	55,975
	Bank of the Philippine Islands	27,518,819	49,281
	Manila Electric Co.	3,582,695	35,563
	Ayala Corp.	4,245,112	33,735
	Ayala Land Inc.	98,070,800	33,128
	Metropolitan Bank & Trust Co.	26,068,053	30,556

Total International Stock Index Fund
		Shares	Market Value• ($000)
	PLDT Inc.	1,375,405	26,140
	Jollibee Foods Corp.	6,684,180	24,592
	JG Summit Holdings Inc.	41,075,252	16,706
	Universal Robina Corp.	12,242,010	15,173
	AREIT Inc.	17,531,073	12,778
	GT Capital Holdings Inc.	1,372,192	12,728
	Globe Telecom Inc.	458,662	11,500
	Century Pacific Food Inc.	17,317,136	10,305
	RL Commercial REIT Inc.	81,965,400	10,197
	DMCI Holdings Inc.	52,307,963	10,029
	Puregold Price Club Inc.	14,443,857	9,338
	Aboitiz Power Corp.	12,750,500	8,933
	Manila Water Co. Inc.	14,088,600	8,317
	LT Group Inc.	30,860,900	7,670
	Converge Information & Communications Technology Solutions Inc.	34,887,937	7,553
	DigiPlus Interactive Corp.	21,005,860	7,455
[3]	Monde Nissin Corp.	64,868,770	7,438
	Semirara Mining & Power Corp. Class A	13,095,162	7,353
	Robinsons Land Corp.	24,073,757	6,096
	Security Bank Corp.	5,018,655	5,932
	ACEN Corp.	135,877,440	5,348
	Megaworld Corp.	126,858,399	4,292
	Bloomberry Resorts Corp.	48,766,840	2,649
	Wilcon Depot Inc.	19,558,408	2,560
	D&L Industries Inc.	29,465,110	2,258
*	Cebu Air Inc.	2,546,450	1,268
			700,809
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,465,562	255,585
	ORLEN SA	8,459,271	229,279
	Powszechny Zaklad Ubezpieczen SA	8,249,146	131,897
	Bank Polska Kasa Opieki SA	2,562,385	131,199
*	KGHM Polska Miedz SA	1,980,789	103,899
*,3	Allegro.eu SA	10,298,940	96,170
	LPP SA	18,556	90,074
*,3	Dino Polska SA	6,977,590	83,342
	Santander Bank Polska SA	561,755	73,981
	CD Projekt SA	1,026,932	70,558
	Asseco Poland SA	963,376	56,036
*	mBank SA	190,596	50,754
*	Tauron Polska Energia SA	15,149,721	41,012
*	PGE Polska Grupa Energetyczna SA	12,496,998	37,894
*	Bank Millennium SA	8,786,746	36,779
	Alior Bank SA	1,287,584	35,879
*,1	Zabka Group SA	6,136,713	35,653
	Grupa Kety SA	140,853	35,449
*	Benefit Systems SA	40,496	34,350
[1]	KRUK SA	255,785	31,443
*,1	CCC SA	750,503	30,718
[1]	Budimex SA	184,501	29,291
	Orange Polska SA	9,285,007	22,629
[3]	XTB SA	1,092,218	20,609
	Enea SA	3,638,692	20,412
[1,3]	Pepco Group NV	2,310,590	17,403
	Bank Handlowy w Warszawie SA	467,565	13,180
*	Cyfrowy Polsat SA	2,268,002	8,139
	Warsaw Stock Exchange	422,061	6,981
*,1	Jastrzebska Spolka Weglowa SA	750,254	5,256
*,1	Grupa Azoty SA	650,504	3,297
			1,839,148
Portugal (0.1%)
	EDP SA	43,265,992	215,082
	Galp Energia SGPS SA	5,982,626	120,197
	Banco Comercial Portugues SA	132,768,192	117,195
	Jeronimo Martins SGPS SA	3,966,344	102,153
	EDP Renovaveis SA	4,495,443	65,726
	REN - Redes Energeticas Nacionais SGPS SA	5,150,098	19,386
	Sonae SGPS SA	11,573,501	18,856
	NOS SGPS SA	2,675,822	11,595

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Navigator Co. SA	3,157,276	10,933
	CTT-Correios de Portugal SA	1,143,554	9,943
[1]	Mota-Engil SGPS SA	1,158,174	8,011
[1]	Altri SGPS SA	966,778	5,483
	Corticeira Amorim SGPS SA	560,352	4,701
	Semapa-Sociedade de Investimento e Gestao	200,114	4,175
			713,436
Qatar (0.2%)
	Qatar National Bank QPSC	63,283,900	321,861
	Qatar Islamic Bank QPSC	26,283,613	177,196
	Industries Qatar QSC	28,594,269	99,628
	Al Rayan Bank	89,166,016	57,321
	Commercial Bank PSQC	49,239,618	56,037
	Qatar Gas Transport Co. Ltd.	39,686,684	48,186
	Qatar Navigation QSC	14,328,609	43,762
	Ooredoo QPSC	11,252,109	41,850
	Qatar International Islamic Bank QSC	12,779,026	39,119
	Qatar Fuel QSC	8,442,257	34,776
	Qatar Electricity & Water Co. QSC	7,089,563	29,955
	Dukhan Bank	29,637,366	28,292
	Doha Bank QPSC	39,471,302	27,240
	Mesaieed Petrochemical Holding Co.	79,406,228	27,231
	Barwa Real Estate Co.	30,293,725	21,877
	Qatar Aluminum Manufacturing Co.	39,271,350	16,738
	Vodafone Qatar PQSC	22,568,323	14,895
*	Estithmar Holding QPSC	12,108,201	13,636
	Gulf International Services QSC	15,195,784	12,883
*	Ezdan Holding Group QSC	23,048,679	7,226
	United Development Co. QSC	23,971,493	6,208
	Al Meera Consumer Goods Co. QSC	1,473,441	5,918
			1,131,835
Romania (0.0%)
	Banca Transilvania SA	13,648,320	86,480
	OMV Petrom SA	227,514,281	48,612
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,279,927	35,108
	Societatea Energetica Electrica SA	2,131,210	11,626
	Societatea Nationala Nuclearelectrica SA	764,153	8,241
*	MED Life SA	3,809,763	7,307
	One United Properties SA	673,488	4,046
	TTS Transport Trade Services SA	1,909,648	2,173
*	Teraplast SA	22,135,162	2,159
			205,752
Russia (0.0%)
*,2	Sberbank of Russia PJSC	131,579,417	—
*,2	Mechel PJSC ADR	691,625	—
*,2	Surgutneftegas PAO ADR	626	—
*,2	Sistema AFK PAO GDR	697	—
*,2	Novatek PJSC GDR	7,017	—
*,2	Severstal PAO GDR	543,443	—
*,2	Polyus PJSC	505,440	—
*,2	Raspadskaya PAO	802,310	—
*,2	Mechel PJSC	1,344,496	—
*,2	Rosneft Oil Co. PJSC	15,028,017	—
*,2	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,2	VTB Bank PJSC	13,066,778	—
*,2	Sistema AFK PAO	38,039,921	—
*,2	Severstal PAO	1,964,967	—
*,2	Alrosa PJSC	32,391,627	—
*,2	GMK Norilskiy Nickel PAO ADR	366	—
*,2	Polyus PJSC GDR	618,167	—
*,2	Credit Bank of Moscow PJSC	170,771,500	—
*,2	Sovcomflot PJSC	2,097,559	—
*,2	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,2	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	28,463,410	804,493

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Saudi Arabian Oil Co.	86,256,672	595,990
	Saudi National Bank	42,318,308	450,290
*	Saudi Arabian Mining Co.	19,513,030	335,463
	Saudi Telecom Co.	27,375,670	329,785
	Saudi Basic Industries Corp.	13,075,226	212,820
*	ACWA Power Co.	3,283,023	212,087
	Riyad Bank	21,348,345	155,017
	Saudi Awwal Bank	14,391,456	124,176
	Alinma Bank	17,819,775	123,387
	SABIC Agri-Nutrients Co.	3,388,054	110,620
	Dr Sulaiman Al Habib Medical Services Group Co.	1,480,772	107,587
	Etihad Etisalat Co.	5,479,564	98,859
	Almarai Co. JSC	7,105,718	94,209
	Elm Co.	352,436	89,159
	Bank AlBilad	10,691,659	84,481
	Banque Saudi Fransi	17,657,643	84,034
	Arab National Bank	12,845,876	83,081
	Bupa Arabia for Cooperative Insurance Co.	1,127,002	49,342
	Saudi Electricity Co.	11,334,215	48,386
*	Jabal Omar Development Co.	8,296,703	39,083
*	Umm Al Qura for Development & Construction Co.	5,996,678	38,766
	Co. for Cooperative Insurance	1,066,002	38,754
	Saudi Tadawul Group Holding Co.	697,756	37,052
	Yanbu National Petrochemical Co.	3,995,576	36,739
	Riyadh Cables Group Co.	960,486	36,237
*	Dar Al Arkan Real Estate Development Co.	7,684,444	35,390
	Makkah Construction & Development Co.	1,414,081	33,537
	Saudi Investment Bank	8,866,994	32,501
	Jarir Marketing Co.	8,408,973	31,848
*	Bank Al-Jazira	9,060,507	30,471
	Aldrees Petroleum & Transport Services Co.	705,433	28,873
	Dallah Healthcare Co.	667,168	27,398
	Mouwasat Medical Services Co.	1,335,231	27,368
	SAL Saudi Logistics Services	566,082	26,583
*	Saudi Research & Media Group	569,930	26,128
	Sahara International Petrochemical Co.	5,164,639	26,029
	Arabian Internet & Communications Services Co.	371,452	24,948
	Electrical Industries Co.	7,873,470	24,250
*	Al Rajhi Co. for Co-operative Insurance	712,888	22,411
	Ades Holding Co.	4,955,711	22,395
	Nahdi Medical Co.	695,349	21,526
	Astra Industrial Group Co.	539,162	21,401
	Saudi Industrial Investment Group	4,835,072	20,939
[3]	Arabian Centres Co.	3,348,966	19,569
	Mobile Telecommunications Co. Saudi Arabia	6,339,691	19,402
	Saudi Aramco Base Oil Co.	729,140	18,737
*	Advanced Petrochemical Co.	1,817,017	18,325
	Saudia Dairy & Foodstuff Co.	219,857	16,849
	Jamjoom Pharmaceuticals Factory Co.	399,038	16,580
*	Saudi Kayan Petrochemical Co.	10,471,337	16,467
*	Seera Group Holding	1,977,843	16,367
	Taiba Investments Co.	1,509,131	16,265
	Saudi Ground Services Co.	1,281,510	15,156
	Catrion Catering Holding Co.	580,861	14,977
	National Medical Care Co.	315,332	14,900
*	National Industrialization Co.	4,683,018	14,447
*	Rabigh Refining & Petrochemical Co.	5,938,788	14,219
*	Savola Group	2,154,401	14,138
	National Co. for Learning & Education	302,311	13,962
*	Rasan Information Technology Co.	444,719	13,062
	Arriyadh Development Co.	1,662,714	13,060
	United Electronics Co.	550,829	13,029
	Abdullah Al Othaim Markets Co.	6,307,103	12,805
	Al Masane Al Kobra Mining Co.	625,230	12,608
	National Gas & Industrialization Co.	525,849	12,472
*	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	12,314
*,1	National Agriculture Development Co.	2,131,703	11,854
	Saudi Chemical Co. Holding	5,978,352	11,760
	Saudi Cement Co.	1,076,935	10,990
	United International Transportation Co.	551,538	10,885

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Al Hammadi Holding	1,123,704	10,468
	Yamama Cement Co.	1,421,138	10,411
	AlKhorayef Water & Power Technologies Co.	255,434	10,243
	Almoosa Health Co.	190,930	10,174
*	Saudi Reinsurance Co.	1,182,495	9,798
	Retal Urban Development Co. Class A	3,113,268	9,792
	Al Moammar Information Systems Co.	233,637	9,384
*	Saudi Automotive Services Co.	489,402	9,358
	Leejam Sports Co. JSC	270,602	9,241
	Arabian Drilling Co.	387,145	9,142
*	Arabian Contracting Services Co.	276,265	8,814
	East Pipes Integrated Co. for Industry	222,715	8,634
	Qassim Cement Co.	767,748	8,629
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	763,589	8,624
*	Emaar Economic City	2,428,693	8,247
	Al Rajhi REIT	3,656,305	8,181
	Middle East Healthcare Co.	597,271	8,146
*	Jahez International Co.	1,414,676	8,024
*	Saudi Real Estate Co.	1,932,815	7,444
	Etihad Atheeb Telecommunication Co.	239,429	6,865
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	831,809	6,719
	Al-Dawaa Medical Services Co.	377,225	6,590
*	Bawan Co.	434,344	6,548
*	Perfect Presentation For Commercial Services Co.	2,394,409	6,516
	Southern Province Cement Co.	953,196	6,357
	Saudi Ceramic Co.	725,268	5,915
	BinDawood Holding Co.	3,677,792	5,639
	Yanbu Cement Co.	1,092,076	4,715
*	Middle East Paper Co.	639,738	4,605
	Almunajem Foods Co.	274,622	4,239
	Eastern Province Cement Co.	609,597	4,207
	Arabian Cement Co.	700,051	4,133
*	Advanced Building Industries Co.	421,883	4,022
	City Cement Co.	993,218	3,859
			5,552,775
Singapore (0.8%)
	DBS Group Holdings Ltd.	29,238,087	1,210,531
	Oversea-Chinese Banking Corp. Ltd.	47,199,444	617,435
	United Overseas Bank Ltd.	17,907,493	476,294
	Singapore Telecommunications Ltd.	103,992,816	339,438
	Keppel Ltd.	20,547,752	160,691
	Singapore Exchange Ltd.	11,801,843	153,135
	CapitaLand Integrated Commercial Trust	82,763,804	150,464
	Singapore Technologies Engineering Ltd.	21,691,803	141,323
	CapitaLand Ascendas REIT	53,735,427	116,339
[1]	Singapore Airlines Ltd.	20,176,556	102,709
[1]	CapitaLand Investment Ltd.	32,908,325	66,674
[1]	Sembcorp Industries Ltd.	12,760,817	63,939
	Wilmar International Ltd.	25,601,155	61,522
	Keppel DC REIT	27,866,380	51,133
[1]	Mapletree Logistics Trust	48,826,987	50,246
	Seatrium Ltd.	30,080,865	50,182
[1]	Mapletree Industrial Trust	29,489,203	48,227
[1]	Genting Singapore Ltd.	82,149,282	46,049
[1]	Venture Corp. Ltd.	3,861,461	44,190
	UOL Group Ltd.	6,631,959	40,516
[1]	Thai Beverage PCL	104,240,800	38,418
[1]	Mapletree Pan Asia Commercial Trust	32,522,713	35,982
	ComfortDelGro Corp. Ltd.	30,500,304	34,199
	SATS Ltd.	12,839,061	33,718
	Frasers Centrepoint Trust	18,112,253	32,560
	City Developments Ltd.	5,755,420	31,968
	NetLink NBN Trust	41,908,329	31,549
	Suntec REIT	30,131,509	31,020
[1]	Frasers Logistics & Commercial Trust	40,039,928	29,362
[1]	Keppel REIT	33,392,977	26,945
	CapitaLand Ascott Trust	36,146,786	26,213
	Jardine Cycle & Carriage Ltd.	823,522	20,563
	Parkway Life REIT	6,423,926	20,233

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Keppel Infrastructure Trust	57,011,339	20,149
	Golden Agri-Resources Ltd.	90,781,995	19,530
	ESR-REIT	8,145,443	17,893
	iFAST Corp. Ltd.	2,294,731	17,069
	Sheng Siong Group Ltd.	9,412,762	16,771
	Hutchison Port Holdings Trust	69,851,360	14,675
	Capitaland India Trust	14,652,613	13,615
	Lendlease Global Commercial REIT	25,084,144	12,332
[1]	CapitaLand China Trust	16,023,519	9,836
	SIA Engineering Co. Ltd.	3,591,141	9,742
	AIMS APAC REIT	9,145,151	9,696
	Stoneweg Europe Stapled Trust	5,485,469	9,631
	First Resources Ltd.	6,352,737	9,570
	UMS Integration Ltd.	8,383,696	9,521
	Starhill Global REIT	20,224,340	9,018
	Olam Group Ltd.	11,271,955	8,494
	Raffles Medical Group Ltd.	10,825,995	8,238
[1]	StarHub Ltd.	9,032,157	8,047
	OUE REIT	29,812,046	7,905
	CDL Hospitality Trusts	12,179,068	7,716
[1]	Singapore Post Ltd.	21,340,694	6,894
	Far East Hospitality Trust	14,040,138	6,522
	Digital Core REIT Management Pte. Ltd.	12,228,067	6,297
[1]	Riverstone Holdings Ltd.	7,802,599	5,394
*,1	AEM Holdings Ltd.	3,701,307	5,388
[1]	Bumitama Agri Ltd.	3,903,191	4,292
	First REIT	18,490,633	3,977
*	Keppel Pacific Oak US REIT	12,136,006	2,783
[1]	Prime US REIT	13,414,910	2,623
[1]	Nanofilm Technologies International Ltd.	4,302,670	2,294
*,1	COSCO SHIPPING International Singapore Co. Ltd.	20,524,552	1,906
*	Manulife US REIT	23,199,661	1,666
			4,673,251
South Africa (1.0%)
	Naspers Ltd.	11,573,659	812,888
	Anglogold Ashanti plc	7,319,933	501,368
	Gold Fields Ltd.	12,992,290	500,932
	FirstRand Ltd.	77,217,962	366,469
	Standard Bank Group Ltd.	19,060,038	280,275
	Capitec Bank Holdings Ltd.	1,217,297	269,324
	Valterra Platinum Ltd.	3,843,233	237,701
	MTN Group Ltd.	23,686,338	236,639
	Impala Platinum Holdings Ltd.	13,038,230	139,731
	Harmony Gold Mining Co. Ltd.	7,953,399	132,333
	Absa Group Ltd.	11,180,693	124,932
	Sanlam Ltd.	23,414,066	122,867
	Bid Corp. Ltd.	4,908,359	121,502
	Shoprite Holdings Ltd.	6,839,777	114,407
*,1	Sibanye Stillwater Ltd.	40,214,878	106,718
	Discovery Ltd.	7,865,701	98,823
	Nedbank Group Ltd.	6,478,846	88,325
	Northam Platinum Holdings Ltd.	5,134,490	85,750
[3]	Pepkor Holdings Ltd.	51,108,528	77,926
	Remgro Ltd.	7,231,619	71,726
	NEPI Rockcastle NV	8,686,828	70,448
	Clicks Group Ltd.	3,340,172	70,428
	Reinet Investments SCA	1,934,945	61,969
	Bidvest Group Ltd.	4,755,830	61,866
*	Sasol Ltd.	9,317,011	58,293
	Vodacom Group Ltd.	6,766,480	54,776
	Old Mutual Ltd.	68,549,218	53,602
	OUTsurance Group Ltd.	12,369,246	52,053
	Tiger Brands Ltd.	2,426,303	45,914
	Mr. Price Group Ltd.	3,781,287	45,178
	Growthpoint Properties Ltd.	47,460,668	44,624
	Woolworths Holdings Ltd.	13,364,405	40,352
	Exxaro Resources Ltd.	3,408,866	34,718
	Momentum Group Ltd.	17,174,700	33,066
	Redefine Properties Ltd.	94,616,980	29,479

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aspen Pharmacare Holdings Ltd.	5,194,483	29,422
	Pan African Resources plc	24,573,050	27,222
	AVI Ltd.	4,591,635	25,533
	Foschini Group Ltd.	4,635,712	24,608
	Investec Ltd.	3,068,488	23,101
	Fortress Real Estate Investments Ltd. Class B	16,808,165	22,612
	Vukile Property Fund Ltd.	16,904,724	22,092
*	SPAR Group Ltd.	2,804,970	17,642
	Resilient REIT Ltd.	4,132,910	16,844
	Hyprop Investments Ltd.	5,434,059	16,114
[1]	Kumba Iron Ore Ltd.	802,484	15,982
	Truworths International Ltd.	5,297,013	15,863
	DRDGOLD Ltd.	6,147,633	15,526
	African Rainbow Minerals Ltd.	1,526,442	15,159
	Netcare Ltd.	17,618,672	14,858
[3]	Dis-Chem Pharmacies Ltd.	7,295,978	14,272
	Life Healthcare Group Holdings Ltd.	20,447,455	13,997
	Santam Ltd.	541,726	12,922
	Coronation Fund Managers Ltd.	4,461,521	12,665
*	Pick n Pay Stores Ltd.	7,653,039	12,493
	Motus Holdings Ltd.	2,032,183	12,245
	Telkom SA SOC Ltd.	4,151,479	11,612
	DataTec Ltd.	2,767,296	11,477
[1]	Sappi Ltd.	8,554,318	11,208
	Equites Property Fund Ltd.	11,017,706	10,740
	We Buy Cars Holdings Ltd.	3,963,494	10,511
	Omnia Holdings Ltd.	2,252,658	9,905
*,1	Boxer Retail Ltd.	2,204,428	9,672
	JSE Ltd.	1,154,340	9,380
	Attacq Ltd.	10,319,337	9,019
	Ninety One Ltd.	3,019,405	8,984
[1]	Grindrod Ltd.	8,231,890	8,045
	Reunert Ltd.	2,371,560	7,644
	AECI Ltd.	1,465,064	7,555
	Thungela Resources Ltd. (XLON)	1,545,439	6,904
	Astral Foods Ltd.	521,425	6,730
*	MAS plc	5,110,599	6,214
	Sun International Ltd.	2,535,520	5,674
	Wilson Bayly Holmes-Ovcon Ltd.	538,424	4,701
	Super Group Ltd.	4,746,077	4,396
	Burstone Group Ltd.	8,246,134	4,303
[1]	Afrimat Ltd.	1,590,186	4,170
*	KAP Ltd.	34,496,895	3,275
*,2	MultiChoice Group	335,895	2,409
	Thungela Resources Ltd.	212,314	938
			5,804,040
South Korea (3.8%)
	Samsung Electronics Co. Ltd.	67,964,012	5,116,074
	SK hynix Inc.	7,850,549	3,054,598
	KB Financial Group Inc.	5,177,695	422,674
	NAVER Corp.	2,162,719	405,328
*	Doosan Enerbility Co. Ltd.	6,402,473	396,256
	Hyundai Motor Co.	1,911,702	387,673
	Hanwha Aerospace Co. Ltd.	492,643	337,916
	Shinhan Financial Group Co. Ltd.	6,037,011	310,076
	Kia Corp.	3,497,588	293,373
[1]	Celltrion Inc.	2,141,975	263,647
	Hana Financial Group Inc.	3,944,619	236,316
*	SK Square Co. Ltd.	1,299,906	235,953
	POSCO Holdings Inc.	1,080,440	234,990
*,2,3	Samsung Biologics Co. Ltd.	264,447	226,087
[1]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	648,992	215,712
	Kakao Corp.	4,436,554	202,195
	Samsung SDI Co. Ltd.	881,162	198,545
*,1	LG Energy Solution Ltd.	599,255	198,382
*,1	Alteogen Inc.	571,174	195,310
	HD Hyundai Electric Co. Ltd.	318,869	193,728
*	Samsung Heavy Industries Co. Ltd.	9,169,317	190,005
	Hyundai Mobis Co. Ltd.	842,134	186,227

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	LG Chem Ltd.	666,444	185,370
[1]	Samsung C&T Corp.	1,145,605	181,293
*	Hanwha Ocean Co. Ltd.	1,817,459	175,187
	Woori Financial Group Inc.	9,839,709	175,164
[1]	Hyundai Rotem Co. Ltd.	1,049,749	169,599
	KT&G Corp.	1,495,328	140,728
	Samsung Fire & Marine Insurance Co. Ltd.	451,087	139,613
[1]	Samsung Electro-Mechanics Co. Ltd.	797,630	136,730
[1]	HD Hyundai Heavy Industries Co. Ltd.	318,744	134,230
	Samsung Life Insurance Co. Ltd.	1,139,322	123,126
[1]	Hyosung Heavy Industries Corp.	75,441	112,531
	Korea Electric Power Corp.	3,271,851	97,940
	LG Electronics Inc.	1,530,566	93,875
	SK Inc.	523,007	90,822
[1]	Ecopro Co. Ltd.	1,442,182	88,812
	HD Hyundai Co. Ltd.	599,213	86,067
	Meritz Financial Group Inc.	1,078,578	83,583
[1]	SK Innovation Co. Ltd.	903,657	81,605
*,1	Ecopro BM Co. Ltd.	699,539	78,273
*	Krafton Inc.	393,918	76,242
	Korea Investment Holdings Co. Ltd.	594,875	75,844
[1]	HYBE Co. Ltd.	317,180	75,767
[1]	Korea Aerospace Industries Ltd.	1,022,119	74,055
[1]	Samsung SDS Co. Ltd.	574,263	73,658
*,1	POSCO Future M Co. Ltd.	478,310	72,472
	Hyundai Glovis Co. Ltd.	540,246	71,401
	LG Corp.	1,242,030	69,853
[1]	LS Electric Co. Ltd.	219,687	66,688
	Doosan Co. Ltd.	100,155	66,179
[1]	Yuhan Corp.	795,755	65,833
	LIG Nex1 Co. Ltd.	178,819	65,121
[1]	APR Corp.	357,187	63,823
	IsuPetasys Co. Ltd.	783,763	62,164
[1]	HMM Co. Ltd.	4,220,281	60,767
[1]	Hanmi Semiconductor Co. Ltd.	607,373	60,739
*,1	HLB Inc.	1,722,571	58,629
*,1	Peptron Inc.	308,929	58,585
	DB Insurance Co. Ltd.	634,401	56,388
[1]	HD Hyundai MIPO	329,762	55,859
	Samyang Foods Co. Ltd.	59,058	55,772
[1]	Mirae Asset Securities Co. Ltd.	2,907,466	53,457
[1]	Hyundai Engineering & Construction Co. Ltd.	1,041,533	51,173
[1]	Industrial Bank of Korea	3,638,273	49,306
	Samsung Securities Co. Ltd.	905,548	49,010
	Coway Co. Ltd.	769,568	48,121
[1]	Korea Zinc Co. Ltd.	65,193	47,223
[1]	KakaoBank Corp.	2,733,525	44,307
[1]	Hanwha Systems Co. Ltd.	1,053,376	44,223
*	LG Display Co. Ltd.	4,235,782	43,305
[1]	Korean Air Lines Co. Ltd.	2,672,199	41,468
*	ABLBio Inc.	579,843	40,494
	Samsung E&A Co. Ltd.	2,175,838	39,557
[1]	KIWOOM Securities Co. Ltd.	185,537	38,538
*,1	LigaChem Biosciences Inc.	368,609	37,799
	JB Financial Group Co. Ltd.	2,322,944	36,572
[1]	Amorepacific Corp.	425,200	36,013
	LS Corp.	246,154	35,873
*,1	Rainbow Robotics	116,719	35,664
	BNK Financial Group Inc.	3,651,066	35,345
	PharmaResearch Co. Ltd.	92,819	35,142
[1]	Sam Chun Dang Pharm Co. Ltd.	209,239	34,306
	LG Innotek Co. Ltd.	203,135	34,267
[1]	HD Hyundai Marine Solution Co. Ltd.	197,068	33,239
*,1	SK Biopharmaceuticals Co. Ltd.	407,748	32,969
[1]	Hanwha Solutions Corp.	1,531,145	32,738
	LG Uplus Corp.	3,030,229	32,392
[1]	Hankook Tire & Technology Co. Ltd.	994,767	32,298
*,1	L&F Co. Ltd.	362,748	30,969
*,1	S-Oil Corp.	595,432	29,971
	Doosan Bobcat Inc.	704,953	29,758

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hanwha Corp.	437,728	29,277
	LEENO Industrial Inc.	718,639	28,925
[1]	Hyundai Steel Co.	1,218,131	28,143
	NCSoft Corp.	179,640	27,728
	NH Investment & Securities Co. Ltd.	1,923,645	27,424
[1]	LG H&H Co. Ltd.	137,023	27,320
[1]	Hanmi Pharm Co. Ltd.	90,248	26,858
*,1	Hanwha Engine	770,384	26,691
*,1	Taihan Cable & Solution Co. Ltd.	1,549,473	26,188
[1]	Posco International Corp.	668,313	25,745
[1]	Hanjin Kal Corp.	341,139	25,038
[1]	LG CNS Co. Ltd.	535,852	24,891
*,1	SKC Co. Ltd.	271,952	24,232
[1]	JYP Entertainment Corp.	399,900	22,674
[1]	CJ Corp.	188,916	22,600
[1]	Orion Corp.	318,602	22,186
	GS Holdings Corp.	636,459	21,392
*,1	Voronoi Inc.	155,436	21,329
[1]	TechWing Inc.	446,470	20,747
	Hansol Chemical Co. Ltd.	126,364	20,535
*	HD-Hyundai Marine Engine	293,619	20,435
*,1	D&D PharmaTech Inc.	102,369	19,933
[1]	Eo Technics Co. Ltd.	120,271	19,781
[1]	Kangwon Land Inc.	1,661,275	19,668
	HD Hyundai Infracore Co. Ltd.	1,830,393	19,528
[1]	KEPCO Engineering & Construction Co. Inc.	269,697	19,240
[1]	Sanil Electric Co. Ltd.	174,978	19,151
	iM Financial Group Co. Ltd.	2,026,815	18,805
[1]	WONIK IPS Co. Ltd.	417,226	18,713
[1]	Poongsan Corp.	243,198	18,704
[1]	KCC Corp.	60,542	18,644
[1]	CJ CheilJedang Corp.	113,764	18,296
[1]	DB HiTek Co. Ltd.	443,313	18,212
[1]	Kumho Petrochemical Co. Ltd.	216,356	17,586
*,1	Doosan Fuel Cell Co. Ltd.	587,195	17,535
[1]	Cosmax Inc.	119,120	17,058
*,1	Hanwha Vision Co. Ltd.	481,984	16,960
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	850,508	16,274
[1]	Douzone Bizon Co. Ltd.	259,911	16,235
*,1	Ecopro Materials Co. Ltd.	360,356	15,887
	Hyundai Elevator Co. Ltd.	293,519	15,558
*,1	Doosan Robotics Inc.	284,297	15,499
*,1	Hotel Shilla Co. Ltd.	451,553	15,398
*,1	Kakaopay Corp.	416,414	15,246
[1]	OCI Holdings Co. Ltd.	190,557	15,236
*,1	Silicon2 Co. Ltd.	482,135	15,205
*,1	Enchem Co. Ltd.	247,468	14,862
[1]	S-1 Corp.	282,359	14,848
*	Hugel Inc.	80,265	14,728
	Korean Reinsurance Co.	1,976,568	14,708
[1]	HPSP Co. Ltd.	605,466	14,601
[1]	Hyundai Autoever Corp.	100,550	14,311
[3]	Netmarble Corp.	376,906	14,283
	Korea Electric Power Corp. ADR	942,313	14,201
[1]	Posco DX Co. Ltd.	766,908	14,102
*,1	GemVax & Kael Co. Ltd.	415,447	14,052
*	Oscotec Inc.	484,962	13,940
[1]	NongShim Co. Ltd.	45,308	13,854
[1]	Cheil Worldwide Inc.	969,378	13,834
[1]	E-MART Inc.	272,895	13,823
[1]	Dongjin Semichem Co. Ltd.	459,194	13,722
*,1	Mezzion Pharma Co. Ltd.	315,163	13,668
[1]	SIMMTECH Co. Ltd.	309,529	13,615
*,1	SK Bioscience Co. Ltd.	382,373	13,578
[1]	SM Entertainment Co. Ltd.	161,869	13,560
[1]	Misto Holdings Corp.	524,740	13,535
	Eugene Technology Co. Ltd.	202,602	13,433
[1]	Iljin Electric Co. Ltd.	327,819	13,178
*,1	Celltrion Pharm Inc.	294,565	13,162
*,1	Hanall Biopharma Co. Ltd.	451,241	13,085

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hana Micron Inc.	634,943	13,018
*,1	CosmoAM&T Co. Ltd.	334,912	13,002
	Lotte Chemical Corp.	261,396	12,949
*,1	Naturecell Co. Ltd.	744,147	12,869
[1]	Daeduck Electronics Co. Ltd.	485,175	12,856
[1]	HL Mando Co. Ltd.	469,873	12,669
[1]	ST Pharm Co. Ltd.	178,106	12,646
[1]	DL E&C Co. Ltd.	419,803	12,558
[1]	GS Engineering & Construction Corp.	939,517	12,305
[1]	Youngone Corp.	296,866	12,037
	Samsung Card Co. Ltd.	342,238	11,890
[1]	Han Kuk Carbon Co. Ltd.	456,408	11,719
*,1	Lunit Inc.	384,278	11,545
[1]	Kolmar Korea Co. Ltd.	213,820	11,542
[1]	Park Systems Corp.	66,498	11,327
	Korea Gas Corp.	383,534	11,213
[1]	Soulbrain Co. Ltd.	56,128	11,101
[1]	KEPCO Plant Service & Engineering Co. Ltd.	312,866	11,098
[1]	YG Entertainment Inc.	172,045	11,042
[1]	Shinsegae Inc.	90,081	10,979
*,1	ISU Specialty Chemical	279,396	10,832
	Hyundai Department Store Co. Ltd.	189,741	10,749
*,1	Pearl Abyss Corp.	434,088	10,530
[1]	CS Wind Corp.	344,751	10,528
[1]	HD Hyundai Construction Equipment Co. Ltd.	146,649	10,272
[1]	Classys Inc.	287,022	9,909
[1]	Jusung Engineering Co. Ltd.	452,397	9,697
	Hyosung Corp.	106,348	9,434
*,1	BHI Co. Ltd.	264,673	9,374
[1]	Caregen Co. Ltd.	206,061	9,368
[1]	Pharmicell Co. Ltd.	779,966	9,259
[1]	Pan Ocean Co. Ltd.	3,437,826	9,235
	SK REITs Co. Ltd.	2,432,469	9,032
[1]	Hyundai Wia Corp.	217,875	8,942
[1]	L&C Bio Co. Ltd.	241,818	8,930
	Daou Technology Inc.	322,716	8,817
[1]	BGF retail Co. Ltd.	121,210	8,807
[1]	Shinsung Delta Tech Co. Ltd.	228,971	8,779
[1]	Koh Young Technology Inc.	748,666	8,725
[1]	F&F Co. Ltd.	198,826	8,548
[1]	Paradise Co. Ltd.	655,158	8,489
*,1	Fadu Inc.	474,931	8,440
*	Hanwha Life Insurance Co. Ltd.	3,958,793	8,406
[1]	S&S Tech Corp.	213,983	8,396
[1]	Dongsuh Cos. Inc.	442,760	8,380
*,1	Seojin System Co. Ltd.	439,138	8,330
[1]	ISC Co. Ltd.	148,310	8,238
*,1,3	SK IE Technology Co. Ltd.	381,425	8,194
[1]	Daejoo Electronic Materials Co. Ltd.	153,785	8,133
[1]	Tokai Carbon Korea Co. Ltd.	69,833	8,109
[1]	Seegene Inc.	454,614	8,063
[1]	LX International Corp.	379,925	8,027
[1]	People & Technology Inc.	257,030	7,777
[1]	Hanmi Science Co. Ltd.	280,338	7,736
[1]	Lotte Corp.	370,259	7,583
*,1	Daewoo Engineering & Construction Co. Ltd.	2,883,509	7,563
[1]	Daishin Securities Co. Ltd.	370,554	7,553
[1]	CJ Logistics Corp.	130,513	7,536
[1]	HK inno N Corp.	217,082	7,518
[1]	PSK Inc.	284,510	7,498
*,1	SOLUM Co. Ltd.	588,238	7,377
[1]	Youngone Holdings Co. Ltd.	73,795	7,355
*,1	Woori Technology Inc.	2,176,613	7,334
*	CJ ENM Co. Ltd.	146,977	7,227
[1]	Lotte Shopping Co. Ltd.	157,665	7,195
[1]	ESR Kendall Square REIT Co. Ltd.	2,331,224	7,128
[1]	HDC Hyundai Development Co-Engineering & Construction	526,031	7,106
*,1	Lotte Energy Materials Corp.	388,503	7,066
[1]	Green Cross Corp.	77,163	7,012
*,1	Kumho Tire Co. Inc.	2,099,942	6,948

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	LOTTE Fine Chemical Co. Ltd.	216,133	6,907
*,1	GI Innovation Inc.	651,300	6,894
*,1	Hanon Systems	2,244,323	6,857
*,1	Chabiotech Co. Ltd.	771,164	6,648
[1]	Kolon Industries Inc.	263,642	6,574
*,1	Lotte Tour Development Co. Ltd.	516,311	6,565
	LX Semicon Co. Ltd.	158,374	6,352
[1]	Daewoong Pharmaceutical Co. Ltd.	64,235	6,288
	Chong Kun Dang Pharmaceutical Corp.	108,275	6,285
*,1	Hanwha Investment & Securities Co. Ltd.	1,671,420	6,254
[1]	SK Chemicals Co. Ltd.	140,627	6,231
*,1	Kakao Games Corp.	551,136	6,216
[1]	Shinhan Alpha REIT Co. Ltd.	1,585,222	6,183
[1]	Amorepacific Holdings Corp.	347,154	6,179
[1]	SK Gas Ltd.	33,757	6,168
[1]	GS Retail Co. Ltd.	489,493	6,084
[1]	Advanced Nano Products Co. Ltd.	131,323	6,053
[1]	Hite Jinro Co. Ltd.	455,681	6,017
[1]	Doosan Tesna Inc.	171,535	6,013
[1]	Medytox Inc.	70,093	5,902
[1]	LOTTE REIT Co. Ltd.	2,085,966	5,641
*,1	Duk San Neolux Co. Ltd.	188,520	5,555
*,1	VT Co. Ltd.	313,673	5,489
[1]	TES Co. Ltd.	177,103	5,477
*,1	SK oceanplant Co. Ltd.	367,398	5,457
	HAESUNG DS Co. Ltd.	151,328	5,455
	Otoki Corp.	19,970	5,442
	DoubleUGames Co. Ltd.	154,567	5,439
[1]	Lake Materials Co. Ltd.	529,416	5,419
*,1	Wemade Co. Ltd.	287,863	5,413
	RFHIC Corp.	230,860	5,398
[1]	Sung Kwang Bend Co. Ltd.	243,921	5,381
[1]	Hyosung TNC Corp.	36,529	5,325
*,1	Studio Dragon Corp.	166,089	5,302
[1]	Hana Tour Service Inc.	156,654	5,235
[1]	Hankook & Co. Co. Ltd.	316,565	5,225
[1]	SL Corp.	204,630	5,199
*,1	Foosung Co. Ltd.	826,809	5,148
[1]	JR Global REIT	2,534,024	5,121
*,1	Synopex Inc.	1,106,105	5,076
	SOOP Co. Ltd.	99,552	5,069
[1]	SK Discovery Co. Ltd.	120,988	5,036
*,1	Cosmochemical Co. Ltd.	372,267	5,030
*,1	SHIFT UP Corp.	185,768	4,991
*,1	Ananti Inc.	907,066	4,894
*	Cafe24 Corp.	192,854	4,840
[1]	NEXTIN Inc.	104,966	4,835
[1]	HDC Holdings Co. Ltd.	373,645	4,822
*,1	KMW Co. Ltd.	393,194	4,683
[1]	Dongwon Industries Co. Ltd.	137,875	4,681
	Korea Petrochemical Ind Co. Ltd.	50,603	4,644
[1]	HS Hyosung Advanced Materials Corp.	35,534	4,611
*,1	Il Dong Pharmaceutical Co. Ltd.	279,472	4,605
*,1	Shin Poong Pharmaceutical Co. Ltd.	483,180	4,594
[1]	NICE Information Service Co. Ltd.	449,541	4,569
*,1	Hyundai Bioscience Co. Ltd.	1,248,204	4,561
[1]	ENF Technology Co. Ltd.	131,062	4,545
	Grand Korea Leisure Co. Ltd.	413,891	4,496
[1]	DongKook Pharmaceutical Co. Ltd.	359,550	4,457
*,1	Binex Co. Ltd.	397,773	4,437
*,1	Danal Co. Ltd.	783,296	4,420
[1]	BH Co. Ltd.	334,697	4,300
[1]	Solid Inc.	762,953	4,296
*	Asiana Airlines Inc.	693,110	4,284
[1]	SK Networks Co. Ltd.	1,323,628	4,213
[1]	Cheryong Electric Co. Ltd.	153,588	4,173
[1]	Hancom Inc.	238,090	4,137
*,1	HLB Life Science Co. Ltd.	1,403,991	4,133
[1]	Daewoong Co. Ltd.	272,033	4,128
	DL Holdings Co. Ltd.	150,843	4,114

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	NHN Corp.	198,411	4,026
[1]	SNT Motiv Co. Ltd.	167,560	4,018
[1]	Daesang Corp.	273,228	3,992
[1]	Lotte Chilsung Beverage Co. Ltd.	49,006	3,963
	Korea Electric Terminal Co. Ltd.	91,120	3,951
[1]	TK Corp.	198,983	3,939
*,1	Creative & Innovative System	738,809	3,916
*,1	LS Materials Ltd.	409,665	3,843
[1]	Mcnex Co. Ltd.	175,953	3,837
[2]	Samyang Holdings Corp.	51,897	3,800
*,1	CJ CGV Co. Ltd.	1,080,825	3,786
[1]	Ecopro HN Co. Ltd.	194,212	3,773
	Sebang Global Battery Co. Ltd.	81,211	3,708
[1]	Orion Holdings Corp.	275,706	3,671
	Green Cross Holdings Corp.	331,401	3,662
[1]	Lotte Rental Co. Ltd.	177,614	3,649
[1]	Youlchon Chemical Co. Ltd.	163,804	3,628
[1]	Binggrae Co. Ltd.	71,488	3,623
	TKG Huchems Co. Ltd.	285,183	3,575
[1]	Hanil Cement Co. Ltd.	287,647	3,562
*,1	Hanssem Co. Ltd.	109,013	3,553
	Dong-A Socio Holdings Co. Ltd.	46,049	3,505
	Ahnlab Inc.	82,260	3,504
	Innocean Worldwide Inc.	290,118	3,490
[1]	NHN KCP Corp.	309,981	3,460
[1]	SeAH Besteel Holdings Corp.	178,826	3,443
*,1	Eubiologics Co. Ltd.	397,475	3,441
[1]	Dentium Co. Ltd.	85,772	3,424
[1]	Intellian Technologies Inc.	107,946	3,417
*,1	UniTest Inc.	233,706	3,315
*,1	SFA Semicon Co. Ltd.	1,109,187	3,314
	LX Holdings Corp.	576,385	3,297
*	Bioneer Corp.	302,594	3,287
[1]	KC Tech Co. Ltd.	120,232	3,220
[1]	Harim Holdings Co. Ltd.	616,135	3,193
[1]	SFA Engineering Corp.	182,436	3,162
[1]	Innox Advanced Materials Co. Ltd.	183,395	3,162
[1]	Humedix Co. Ltd.	89,592	3,153
[1]	Yuanta Securities Korea Co. Ltd.	1,160,171	3,141
[1]	SD Biosensor Inc.	468,544	3,138
[1]	Posco M-Tech Co. Ltd.	291,182	3,121
*,1	GS P&L Co. Ltd.	116,102	3,121
*,1	Hanwha General Insurance Co. Ltd.	805,049	3,057
[1]	JW Pharmaceutical Corp.	185,118	3,048
[1]	i-SENS Inc.	251,250	3,048
[1]	TCC Steel	235,069	3,021
*,1	Shinsung E&G Co. Ltd.	2,315,996	2,998
*,1	Chunbo Co. Ltd.	58,911	2,974
[1]	Solus Advanced Materials Co. Ltd.	455,816	2,927
*,1	Korea Line Corp.	2,217,284	2,920
*,1	Neowiz	169,664	2,912
*,1	Nexon Games Co. Ltd.	309,374	2,897
*,1	Sungeel Hitech Co. Ltd.	96,096	2,889
[1]	Hyundai GF Holdings	528,465	2,886
[1]	Sungwoo Hitech Co. Ltd.	604,616	2,865
[1]	Huons Global Co. Ltd.	73,769	2,820
[1]	Samwha Capacitor Co. Ltd.	117,378	2,774
*,1	BNC Korea Co. Ltd.	778,303	2,766
[1]	InBody Co. Ltd.	136,458	2,746
[1]	Partron Co. Ltd.	564,076	2,736
*,1	Joongang Advanced Materials Co. Ltd.	1,046,554	2,729
	Com2uSCorp	114,078	2,726
[1]	OCI Co. Ltd.	65,556	2,713
	MegaStudyEdu Co. Ltd.	92,492	2,696
*,1	Komipharm International Co. Ltd.	623,440	2,643
[1]	Lotte Wellfood Co. Ltd.	32,583	2,604
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	2,556
	Hyundai Green Food	240,707	2,542
	Hyundai Home Shopping Network Corp.	68,059	2,511
[1]	Myoung Shin Industrial Co. Ltd.	377,787	2,470

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	HLB Therapeutics Co. Ltd.	1,050,026	2,454
*,1	Daea TI Co. Ltd.	860,484	2,443
[1]	Seobu T&D	381,892	2,440
[1]	Boryung	391,611	2,425
[1]	LF Corp.	188,880	2,420
[1]	Unid Co. Ltd.	51,320	2,418
[1]	HL Holdings Corp.	84,866	2,410
[1]	Young Poong Corp.	70,030	2,407
[1]	Samchully Co. Ltd.	27,852	2,406
[1]	DI Dong Il Corp.	189,475	2,402
[1]	Hankook Shell Oil Co. Ltd.	7,717	2,386
[1]	Advanced Process Systems Corp.	170,112	2,368
[1]	PI Advanced Materials Co. Ltd.	183,234	2,328
[1]	IS Dongseo Co. Ltd.	178,055	2,320
[1]	SK Securities Co. Ltd.	4,700,626	2,306
	Dong-A ST Co. Ltd.	66,934	2,295
[1]	KCC Glass Corp.	125,315	2,282
*,1	Seoul Semiconductor Co. Ltd.	516,914	2,271
*	Tongyang Life Insurance Co. Ltd.	469,728	2,230
*,1	Bukwang Pharmaceutical Co. Ltd.	857,101	2,219
[1]	Eugene Investment & Securities Co. Ltd.	843,338	2,203
	NICE Holdings Co. Ltd.	217,511	2,117
[1]	E1 Corp.	40,080	2,102
[1]	Soulbrain Holdings Co. Ltd.	68,678	2,061
	Nexen Tire Corp.	455,439	2,050
[1]	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,034
*	GC Cell Corp.	126,483	2,034
[1,2]	Ilyang Pharmaceutical Co. Ltd.	221,558	2,029
[1]	Taekwang Industrial Co. Ltd.	3,467	1,950
[1]	Huons Co. Ltd.	94,688	1,941
*	Genexine Inc.	526,810	1,914
	Handsome Co. Ltd.	184,711	1,901
[1]	KH Vatec Co. Ltd.	215,093	1,891
[1]	GOLFZON Co. Ltd.	44,465	1,851
	Hanjin Logistics Corp.	130,801	1,835
*	Jeju Air Co. Ltd.	457,036	1,830
	Korea United Pharm Inc.	135,763	1,810
	Modetour Network Inc.	230,228	1,796
[1]	KISWIRE Ltd.	142,168	1,781
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	272,538	1,770
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	1,750
[1]	INTOPS Co. Ltd.	152,700	1,730
	Zinus Inc.	173,215	1,677
*	Yungjin Pharmaceutical Co. Ltd.	1,149,793	1,661
	HYUNDAI Corp.	109,431	1,628
[1]	LX Hausys Ltd.	80,792	1,594
*,1	DIO Corp.	135,144	1,592
*,2	Kum Yang Co. Ltd.	228,942	1,591
[1]	Webzen Inc.	186,052	1,574
[1]	Samyang Corp.	44,771	1,554
*,1	GeneOne Life Science Inc.	1,052,627	1,552
*,1	W-Scope Chungju Plant Co. Ltd.	273,561	1,507
*,1	Amicogen Inc.	705,608	1,504
	HS Industries Co. Ltd.	512,847	1,434
[1]	Songwon Industrial Co. Ltd.	209,953	1,413
	iMarketKorea Inc.	239,457	1,317
[1]	Hansae Co. Ltd.	175,738	1,302
*,1	Humasis Co. Ltd.	1,411,605	1,211
*,2	NKMax Co. Ltd.	844,504	1,197
*,1	Dawonsys Co. Ltd.	443,712	1,177
	Namyang Dairy Products Co. Ltd.	31,790	1,148
[1]	Vieworks Co. Ltd.	84,877	1,128
	Hansol Paper Co. Ltd.	196,514	1,121
*,2	Hyosung Chemical Corp.	24,474	668
*	CrystalGenomics Invites Co. Ltd.	147,007	154
			21,100,227
Spain (2.0%)
	Banco Santander SA	215,393,047	2,194,896
	Iberdrola SA	96,816,135	1,962,100

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	82,313,092	1,658,287
	Industria de Diseno Textil SA	16,054,157	886,517
	CaixaBank SA	52,166,670	551,389
	Amadeus IT Group SA	6,339,845	484,622
	Ferrovial SE	6,858,376	420,860
	Repsol SA	16,647,919	305,479
	Telefonica SA	59,310,749	300,775
	Banco de Sabadell SA	75,560,987	283,270
[3]	Aena SME SA	10,074,111	273,625
[3]	Cellnex Telecom SA	8,203,697	255,395
	ACS Actividades de Construccion y Servicios SA	2,587,031	212,420
	Endesa SA	4,581,751	164,256
	Bankinter SA	9,027,174	136,078
	Redeia Corp. SA	5,877,457	105,805
	Merlin Properties Socimi SA	5,490,176	85,527
	Acciona SA	341,881	75,673
	Naturgy Energy Group SA	2,356,284	71,369
[1]	Indra Sistemas SA	1,269,904	70,248
	Mapfre SA	13,262,339	58,571
	Grifols SA	4,183,465	54,209
	Enagas SA	3,116,807	49,462
[3]	Unicaja Banco SA	16,294,227	43,991
	Acerinox SA	3,403,989	43,836
	Fluidra SA	1,436,701	41,584
	Viscofan SA	625,261	38,859
[1]	Puig Brands SA Class B	2,117,595	36,333
	Sacyr SA	7,455,451	32,797
	Colonial SFL Socimi SA	5,146,819	32,568
	Vidrala SA	308,581	29,394
	Logista Integral SA	847,216	28,235
	CIE Automotive SA	814,430	27,314
*	Tecnicas Reunidas SA	622,436	22,278
	Laboratorios Farmaceuticos Rovi SA	274,366	19,344
*	Solaria Energia y Medio Ambiente SA	1,106,215	19,130
[1]	Elecnor SA	528,704	17,247
[1]	Corp. ACCIONA Energias Renovables SA	581,981	16,011
	Construcciones y Auxiliar de Ferrocarriles SA	249,786	15,772
	Almirall SA	1,073,609	15,452
	Pharma Mar SA	177,530	15,009
[3]	Neinor Homes SA	703,153	13,982
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	10,175,763	13,486
	Ebro Foods SA	632,034	12,882
	Melia Hotels International SA	1,439,179	11,909
*	Grenergy Renovables SA	116,423	10,037
[3]	Gestamp Automocion SA	2,000,282	7,740
	Atresmedia Corp. de Medios de Comunicacion SA	1,251,231	7,573
*	HBX Group International plc	886,242	7,228
[1,3]	Global Dominion Access SA	1,321,908	4,844
[1]	Ence Energia y Celulosa SA	1,500,074	4,581
	Prosegur Cia de Seguridad SA	1,401,372	4,575
*	Distribuidora Internacional de Alimentacion SA	126,118	4,158
[3]	Prosegur Cash SA	3,874,653	3,171
	Banco Santander SA (XMEX)	4	—
			11,262,153
Sweden (2.1%)
	Investor AB Class B	25,079,183	825,779
	Volvo AB Class B	22,995,103	629,952
	Atlas Copco AB Class A	36,833,794	617,189
	Assa Abloy AB Class B	14,122,715	532,208
	Sandvik AB	14,961,384	452,424
	Skandinaviska Enskilda Banken AB Class A	21,874,333	417,572
	Telefonaktiebolaget LM Ericsson Class B	39,635,998	402,142
	Hexagon AB Class B	29,859,310	363,974
	Swedbank AB Class A	11,741,456	356,480
	Atlas Copco AB Class B	21,733,657	325,117
	EQT AB	8,324,342	287,669
	Saab AB Class B	5,205,804	286,457
	Svenska Handelsbanken AB Class A	20,926,525	273,077
	Investor AB Class A	7,457,782	245,319

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Essity AB Class B	8,514,417	233,871
	Alfa Laval AB	3,959,361	188,179
	Epiroc AB Class A	8,914,282	187,966
*	Boliden AB	4,081,854	183,040
[3]	Evolution AB	2,002,723	133,437
[1]	H & M Hennes & Mauritz AB Class B	7,016,058	132,506
	Skanska AB Class B	4,811,493	131,027
	Telia Co. AB	33,192,793	130,669
	Tele2 AB Class B	7,933,631	126,033
	SKF AB Class B	4,861,398	124,608
	Lifco AB Class B	3,197,089	123,438
	Trelleborg AB Class B	2,914,897	121,645
	Svenska Cellulosa AB SCA Class B	8,531,495	113,641
	AddTech AB Class B	3,290,964	110,875
	Epiroc AB Class B	5,708,688	106,539
	Indutrade AB	3,908,327	104,478
	Industrivarden AB Class C	2,484,967	103,079
	Securitas AB Class B	6,843,382	100,809
	Beijer Ref AB Class B	6,053,229	95,654
*	Swedish Orphan Biovitrum AB	2,690,149	92,684
	Nordnet AB publ	2,896,831	83,647
	Nibe Industrier AB Class B	21,180,977	82,422
	Getinge AB Class B	3,151,258	73,821
*	Fastighets AB Balder Class B	9,985,761	73,244
	AAK AB	2,607,786	72,921
	Avanza Bank Holding AB	1,895,627	72,858
	Lagercrantz Group AB Class B	2,752,803	67,347
	Volvo AB Class A	2,459,098	67,201
	Sagax AB Class B	2,902,353	65,131
	Sectra AB Class B	1,888,746	59,915
	Castellum AB	5,031,596	57,220
	Industrivarden AB Class A	1,368,520	56,903
	L E Lundbergforetagen AB Class B	1,032,029	55,237
	Sweco AB Class B	2,924,728	52,699
	Mycronic AB	2,204,156	51,707
	SSAB AB Class B	8,285,926	51,306
	Investment AB Latour Class B	1,961,783	49,985
	Holmen AB Class B	1,279,932	48,364
	Axfood AB	1,523,619	41,517
[3]	Thule Group AB	1,564,830	40,092
	Loomis AB Class B	983,018	39,601
	Wihlborgs Fastigheter AB	3,870,695	37,613
	AddLife AB Class B	1,606,169	34,699
	Hexpol AB	3,783,371	34,399
*	Camurus AB	515,997	33,945
*,3	Sinch AB	9,157,675	33,161
*	Kinnevik AB Class B	3,499,918	33,031
*,1	Volvo Car AB Class B	9,357,355	32,425
[3]	Munters Group AB	1,912,316	32,365
	Pandox AB Class B	1,480,654	29,541
	Catena AB	605,205	29,323
	Billerud Aktiebolag	3,162,951	29,268
*	Asmodee Group AB Class B	2,199,719	28,348
	NCC AB Class B	1,212,044	27,630
*	HMS Networks AB	459,481	25,505
	Elekta AB Class B	4,995,075	25,389
	Hemnet Group AB	1,150,371	25,108
	Lindab International AB	1,036,523	24,796
[3]	Bravida Holding AB	2,875,437	24,304
	Fabege AB	2,752,734	24,257
*	Asker Healthcare Group AB	2,666,085	24,156
	Alleima AB	2,785,068	24,053
	Wallenstam AB Class B	5,105,934	23,626
	AFRY AB	1,376,587	23,616
	Betsson AB Class B	1,513,665	23,590
	Husqvarna AB Class B	4,807,295	22,763
	SSAB AB Class A	3,591,536	22,718
[3]	Dometic Group AB	4,619,672	22,581
	Bure Equity AB	754,027	22,083
	Electrolux Professional AB Class B	3,147,626	21,862

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Embracer Group AB Class B	2,087,111	21,751
	Granges AB	1,482,813	21,698
	Bufab AB	1,919,967	21,102
	Addnode Group AB Class B	1,806,409	21,023
	Storskogen Group AB Class B	20,329,993	21,006
[3]	Scandic Hotels Group AB	2,146,041	20,859
*	Electrolux AB Class B	3,148,113	20,314
	Hufvudstaden AB Class A	1,491,793	19,828
	Nyfosa AB	2,259,378	19,219
	Peab AB Class B	2,366,705	19,154
	Clas Ohlson AB Class B	517,192	18,861
	Cibus Nordic Real Estate AB publ	1,074,249	18,619
	Medicover AB Class B	684,785	18,617
*	Modern Times Group MTG AB Class B	1,384,060	18,605
	Nolato AB Class B	2,693,224	17,823
*,3	BoneSupport Holding AB	761,227	17,690
	Vitec Software Group AB Class B	478,480	16,699
	Vitrolife AB	1,078,480	16,645
	INVISIO AB	516,807	16,433
*,1,3	BioArctic AB Class B	525,558	16,220
	AQ Group AB	762,337	15,711
*	NCAB Group AB	2,525,128	15,521
[3]	Attendo AB	1,682,413	14,275
	Bilia AB Class A	964,883	13,509
[1]	Svenska Handelsbanken AB Class B	610,832	13,377
	MIPS AB	369,698	13,237
	JM AB	890,717	12,681
	NP3 Fastigheter AB	464,634	12,648
	Atrium Ljungberg AB Class B	3,269,876	11,771
	Systemair AB	1,402,360	11,529
	Ratos AB Class B	2,662,366	10,771
	Truecaller AB Class B	3,476,144	10,362
*	Sdiptech AB Class B	504,201	10,038
	Dios Fastigheter AB	1,468,056	10,005
	Cloetta AB Class B	2,631,405	9,800
	SkiStar AB	564,956	9,434
	Sagax AB	2,631,546	9,322
*,3	Boozt AB	856,813	9,263
	Arjo AB Class B	2,888,480	9,166
*,1	Vimian Group AB	2,834,869	8,957
	Troax Group AB	548,832	8,319
*,1	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,519,664	7,971
	Instalco AB	3,130,558	7,933
*,1	Roko AB Class B	38,022	7,461
*,1	Xvivo Perfusion AB	351,131	6,976
	Platzer Fastigheter Holding AB Class B	858,630	6,591
	Intea Fastigheter AB Class B	911,474	6,499
	Skandinaviska Enskilda Banken AB Class C	333,346	6,490
*,1	Better Collective A/S	512,270	6,285
*,1	Hexatronic Group AB	2,571,071	5,852
*	Norion Bank AB	776,468	5,785
	Fagerhult Group AB	1,149,626	5,587
	Investment AB Oresund	392,625	4,957
	MEKO AB	551,115	4,458
	Corem Property Group AB Class B	10,798,478	4,391
	Volati AB	356,107	4,016
*,1	Samhallsbyggnadsbolaget i Norden AB	2,073,049	2,139
[1]	NCC AB Class A	25,075	581
*,2	OW Bunker A/S	129,331	—
			11,434,664
Switzerland (5.1%)
	Nestle SA (Registered)	36,739,774	3,510,429
	Novartis AG (Registered)	27,127,326	3,357,323
	Roche Holding AG	10,220,340	3,310,577
	UBS Group AG (Registered)	46,321,126	1,772,493
	ABB Ltd. (Registered)	22,809,058	1,695,797
	Cie Financiere Richemont SA (Registered) Class A	7,680,971	1,519,340
	Zurich Insurance Group AG	2,065,884	1,436,763
	Swiss Re AG	4,271,044	779,901

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lonza Group AG (Registered)	1,026,398	708,761
	Holcim AG	7,072,589	628,762
	Alcon AG	7,178,931	535,082
	Galderma Group AG	2,490,253	462,470
	Sika AG (Registered)	2,329,539	456,561
	Givaudan SA (Registered)	111,115	455,199
	Swiss Life Holding AG (Registered)	412,938	448,225
	Sandoz Group AG	6,000,329	400,083
	Partners Group Holding AG	312,816	383,080
*	Amrize Ltd.	7,236,494	374,459
	Geberit AG (Registered)	458,232	334,979
	SGS SA (Registered)	2,403,410	271,032
	Swisscom AG (Registered)	369,760	270,858
	Logitech International SA (Registered)	2,140,672	257,348
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,578	241,727
	Chocoladefabriken Lindt & Spruengli AG	14,307	219,932
	Schindler Holding AG	589,476	209,972
	Julius Baer Group Ltd.	2,972,510	200,670
	Straumann Holding AG (Registered)	1,569,399	197,276
	Sonova Holding AG (Registered)	714,033	194,767
[3]	VAT Group AG	391,823	171,233
	Baloise Holding AG (Registered)	660,801	164,104
	Swiss Prime Site AG (Registered)	1,125,232	159,944
	Belimo Holding AG (Registered)	142,829	154,105
	Roche Holding AG (Bearer)	418,628	142,025
	Kuehne + Nagel International AG (Registered)	672,295	128,978
	Helvetia Holding AG (Registered)	505,597	124,240
	PSP Swiss Property AG (Registered)	663,158	114,702
	Accelleron Industries AG	1,368,833	112,205
	Schindler Holding AG (Registered)	292,348	98,825
	Swissquote Group Holding SA (Registered)	155,407	98,737
	Swatch Group AG	428,388	89,527
	Flughafen Zurich AG (Registered)	275,218	81,295
	Georg Fischer AG (Registered)	1,133,745	80,053
[3]	Galenica AG	718,952	77,483
	Temenos AG (Registered)	806,150	76,115
	EMS-Chemie Holding AG (Registered)	98,886	67,730
	Avolta AG	1,284,111	67,691
[1]	Barry Callebaut AG (Registered)	51,216	66,583
	Adecco Group AG (Registered)	2,347,111	65,443
	BKW AG	284,876	63,757
*	Siegfried Holding AG (Registered)	561,675	54,179
	SIG Group AG	4,803,961	53,712
	Allreal Holding AG (Registered)	208,324	49,791
	Cembra Money Bank AG	425,488	48,656
	Banque Cantonale Vaudoise (Registered)	406,834	47,236
	EFG International AG	2,122,186	44,254
	Mobimo Holding AG (Registered)	102,388	43,400
	Bucher Industries AG (Registered)	95,563	42,404
	Sulzer AG (Registered)	247,502	41,364
	VZ Holding AG	209,242	40,875
	Huber + Suhner AG (Registered)	213,494	39,101
	dormakaba Holding AG	437,880	37,402
	Valiant Holding AG (Registered)	224,278	36,915
	DKSH Holding AG	511,694	35,683
	Tecan Group AG (Registered)	185,201	33,820
	Sunrise Communications AG Class A	606,563	33,247
	SFS Group AG	241,173	32,707
	Kardex Holding AG (Registered)	85,839	32,288
	Burckhardt Compression Holding AG	45,788	31,669
	Inficon Holding AG (Registered)	251,439	30,165
	Interroll Holding AG (Registered)	9,685	29,887
	Vontobel Holding AG (Registered)	386,079	29,276
	Emmi AG (Registered)	30,813	27,379
	Clariant AG (Registered)	3,035,154	27,213
	Luzerner Kantonalbank AG (Registered)	265,717	27,031
	Swatch Group AG (Registered)	635,001	26,925
	Landis+Gyr Group AG	369,932	26,800
	Comet Holding AG (Registered)	107,057	26,164
	Softwareone Holding AG	2,446,900	25,144

Total International Stock Index Fund
		Shares	Market Value• ($000)
	St. Galler Kantonalbank AG (Registered)	39,330	24,948
	Bachem Holding AG	329,195	23,884
	ALSO Holding AG (Registered)	81,637	23,457
	Ypsomed Holding AG (Registered)	55,839	21,925
*	Aryzta AG	331,993	21,287
*	ams-OSRAM AG	1,440,452	19,932
	Daetwyler Holding AG	106,671	19,670
[1]	Stadler Rail AG	785,567	19,263
	Burkhalter Holding AG	103,242	18,334
	Bossard Holding AG (Registered) Class A	79,460	17,267
*	u-blox Holding AG	103,021	17,249
*	Dottikon Es Holding AG (Registered)	42,602	16,828
	Implenia AG (Registered)	210,956	16,739
[3]	Medacta Group SA	87,363	16,187
*,3	Montana Aerospace AG	386,692	15,331
	Intershop Holding AG	75,584	14,816
	Forbo Holding AG (Registered)	13,508	12,411
	SKAN Group AG	174,742	11,417
	Zehnder Group AG	124,582	10,978
	COSMO Pharmaceuticals NV	122,996	10,351
*	Basilea Pharmaceutica AG Allschwil (Registered)	177,071	10,256
*,3	Sensirion Holding AG	134,368	9,629
	OC Oerlikon Corp. AG Pfaffikon (Registered)	2,604,178	9,312
	Bystronic AG	21,120	7,850
	Cie Financiere Tradition SA	20,289	7,683
	Bell Food Group AG (Registered)	26,649	7,646
	Autoneum Holding AG	36,297	7,221
	TX Group AG	27,551	6,958
*,3	Medartis Holding AG	63,933	6,481
*,3	PolyPeptide Group AG	186,773	6,049
	VP Bank AG Class A	55,739	5,591
*,1	Komax Holding AG (Registered)	59,613	4,912
	Vetropack Holding AG (Registered) Class A	180,355	4,810
	Schweiter Technologies AG	13,713	4,737
	Arbonia AG	743,656	4,702
	APG SGA SA	16,881	4,448
[3]	Medmix AG	349,054	4,009
*	LEM Holding SA (Registered)	6,617	3,758
*,1	PIERER Mobility AG	116,609	1,806
			28,363,460
Taiwan (6.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	352,596,843	17,051,468
	Hon Hai Precision Industry Co. Ltd.	176,382,135	1,467,038
	MediaTek Inc.	21,263,239	901,762
	Delta Electronics Inc.	27,927,649	898,261
	ASE Technology Holding Co. Ltd.	47,433,461	379,504
[1]	Quanta Computer Inc.	38,131,648	369,809
	Fubon Financial Holding Co. Ltd.	120,739,207	357,336
[1]	CTBC Financial Holding Co. Ltd.	255,217,922	346,607
[1]	Cathay Financial Holding Co. Ltd.	135,522,646	281,249
[1]	Accton Technology Corp.	7,154,436	248,808
[1]	United Microelectronics Corp.	163,796,905	247,371
	Mega Financial Holding Co. Ltd.	170,646,360	224,348
	Chunghwa Telecom Co. Ltd.	52,417,198	223,347
	Asustek Computer Inc.	9,866,511	222,899
[1]	Asia Vital Components Co. Ltd.	4,683,998	214,437
	E.Sun Financial Holding Co. Ltd.	221,651,211	214,103
[1]	Wistron Corp.	43,703,524	211,801
	Wiwynn Corp.	1,496,000	210,965
	Uni-President Enterprises Corp.	71,110,979	181,683
	Yageo Corp.	22,456,100	180,746
	Yuanta Financial Holding Co. Ltd.	157,342,473	176,168
[1]	Elite Material Co. Ltd.	4,004,298	175,932
	Lite-On Technology Corp.	28,075,809	162,882
	First Financial Holding Co. Ltd.	156,751,320	145,396
	SinoPac Financial Holdings Co. Ltd.	172,097,687	143,253
	Chroma ATE Inc.	5,323,121	140,939
[1]	Alchip Technologies Ltd.	1,148,520	129,391
	Hua Nan Financial Holdings Co. Ltd.	134,412,803	127,528

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KGI Financial Holding Co. Ltd.	228,160,499	117,695
[1]	Realtek Semiconductor Corp.	7,019,988	117,224
	Taiwan Cooperative Financial Holding Co. Ltd.	151,283,741	116,919
[1]	King Yuan Electronics Co. Ltd.	16,480,721	115,553
[1]	Bizlink Holding Inc.	2,534,227	113,909
[1]	King Slide Works Co. Ltd.	818,930	108,641
[1]	Novatek Microelectronics Corp.	8,322,121	106,033
	Largan Precision Co. Ltd.	1,386,346	99,504
[1]	Unimicron Technology Corp.	18,831,661	99,253
[1]	China Steel Corp.	164,128,247	99,036
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,774,711	98,957
[1]	Nan Ya Plastics Corp.	71,394,133	96,068
	TS Financial Holding Co. Ltd.	154,703,365	93,983
[1]	Phison Electronics Corp.	2,435,894	83,980
[1]	Jentech Precision Industrial Co. Ltd.	1,202,802	82,472
[1]	MPI Corp.	1,191,000	80,756
[1]	E Ink Holdings Inc.	11,646,378	80,010
*,1	Winbond Electronics Corp.	45,102,041	78,881
[1]	ASPEED Technology Inc.	437,660	77,616
	Far EasTone Telecommunications Co. Ltd.	25,608,569	76,906
[1]	International Games System Co. Ltd.	3,221,052	75,267
[1]	Formosa Plastics Corp.	60,732,724	75,050
[1]	Hotai Motor Co. Ltd.	4,046,817	74,192
	Taiwan Mobile Co. Ltd.	20,441,541	72,748
[1]	Gold Circuit Electronics Ltd.	4,839,846	72,666
	Chailease Holding Co. Ltd.	21,557,842	72,059
[1]	Tripod Technology Corp.	6,476,270	71,622
	Shanghai Commercial & Savings Bank Ltd.	54,897,048	70,669
	Gigabyte Technology Co. Ltd.	7,785,160	70,575
*	Caliway Biopharmaceuticals Co. Ltd.	14,384,000	69,777
*,1	Nanya Technology Corp.	16,229,186	69,307
[1]	TCC Group Holdings Co. Ltd.	96,498,758	69,236
	Chang Hwa Commercial Bank Ltd.	106,726,532	68,640
	Advantech Co. Ltd.	6,622,803	67,270
	Pegatron Corp.	27,791,541	66,861
[1]	PharmaEssentia Corp.	4,084,346	65,987
	United Integrated Services Co. Ltd.	2,365,603	65,846
	Compal Electronics Inc.	60,958,652	65,137
[1]	eMemory Technology Inc.	1,011,253	65,123
[1]	Teco Electric & Machinery Co. Ltd.	17,249,034	64,917
[1]	Globalwafers Co. Ltd.	3,689,436	60,658
[1]	Airtac International Group	2,027,008	59,787
[1]	President Chain Store Corp.	7,710,379	59,709
	Global Unichip Corp.	1,196,525	59,156
[1]	Powertech Technology Inc.	9,945,231	55,556
[1]	Inventec Corp.	37,074,836	55,025
[1]	Lotes Co. Ltd.	1,207,173	53,823
	Taiwan Business Bank	101,761,872	50,688
[1]	Catcher Technology Co. Ltd.	7,711,062	49,723
[1]	Zhen Ding Technology Holding Ltd.	9,407,214	49,675
[1]	Fortune Electric Co. Ltd.	2,071,410	47,892
[1]	Yang Ming Marine Transport Corp.	25,534,962	47,640
*,1	Powerchip Semiconductor Manufacturing Corp.	46,606,000	47,309
[1]	Formosa Chemicals & Fibre Corp.	48,580,437	45,969
	Eva Airways Corp.	39,088,943	45,885
	Innolux Corp.	105,950,241	45,631
[1]	WPG Holdings Ltd.	22,506,420	44,017
[1]	WT Microelectronics Co. Ltd.	9,456,360	43,840
[1]	Mitac Holdings Corp.	12,838,727	41,443
[1]	Taiwan Union Technology Corp.	3,319,239	41,386
[1]	Compeq Manufacturing Co. Ltd.	14,406,494	40,716
[1]	Acer Inc.	41,538,771	40,472
	Asia Cement Corp.	33,534,955	39,526
[1]	Walsin Lihwa Corp.	40,566,113	39,292
	Chicony Electronics Co. Ltd.	9,118,280	38,453
[1]	Voltronic Power Technology Corp.	976,425	38,252
	Taichung Commercial Bank Co. Ltd.	54,760,054	38,069
	Far Eastern New Century Corp.	43,341,493	37,297
[1]	Acter Group Corp. Ltd.	1,466,168	36,597
[1]	L&K Engineering Co. Ltd.	2,316,386	35,835

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Eclat Textile Co. Ltd.	2,685,128	35,687
[1]	Wan Hai Lines Ltd.	13,358,274	35,642
[1]	Fositek Corp.	745,683	34,957
[1]	Micro-Star International Co. Ltd.	9,788,460	34,699
[1]	Silergy Corp.	4,783,251	34,415
[1]	TA Chen Stainless Pipe	27,607,794	32,908
[1]	Foxconn Technology Co. Ltd.	14,155,233	32,720
[1]	Synnex Technology International Corp.	17,676,184	32,587
[1]	Sino-American Silicon Products Inc.	7,905,540	31,990
[1]	AURAS Technology Co. Ltd.	921,000	31,355
[1]	Hiwin Technologies Corp.	4,322,687	31,210
[1]	WinWay Technology Co. Ltd.	364,387	30,923
	Pou Chen Corp.	32,291,366	30,725
[1]	Makalot Industrial Co. Ltd.	3,391,650	29,592
[1]	Nien Made Enterprise Co. Ltd.	2,410,202	28,874
[1]	Nan Ya Printed Circuit Board Corp.	3,077,556	28,846
	Advanced Echem Materials Co. Ltd.	998,870	28,788
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,738,593	28,489
	Cheng Shin Rubber Industry Co. Ltd.	27,204,063	28,202
[1]	Radiant Opto-Electronics Corp.	6,582,517	28,197
[1]	Simplo Technology Co. Ltd.	2,426,139	27,617
[1]	AUO Corp.	69,785,699	27,443
[1]	ADATA Technology Co. Ltd.	4,207,506	27,010
[1]	Topco Scientific Co. Ltd.	2,422,440	26,841
	Taiwan High Speed Rail Corp.	29,495,487	26,217
*	Macronix International Co. Ltd.	25,498,546	25,706
[1]	Getac Holdings Corp.	5,734,752	25,689
[1]	Highwealth Construction Corp.	20,013,837	25,348
[1]	Feng TAY Enterprise Co. Ltd.	6,399,817	25,331
[1]	Chenbro Micom Co. Ltd.	844,000	25,220
	ASMedia Technology Inc.	539,775	25,203
[1]	Formosa Petrochemical Corp.	17,138,003	24,918
[1]	Shihlin Electric & Engineering Corp.	3,674,293	23,749
[1]	Co-Tech Development Corp.	3,071,000	23,318
[1]	Parade Technologies Ltd.	1,052,732	23,194
[1]	Lotus Pharmaceutical Co. Ltd.	2,383,189	22,863
	Kaori Heat Treatment Co. Ltd.	1,111,344	22,390
[1]	Sinbon Electronics Co. Ltd.	3,192,391	21,880
	Lien Hwa Industrial Holdings Corp.	13,915,570	21,830
[1]	Sigurd Microelectronics Corp.	6,440,585	21,790
[1]	Ruentex Development Co. Ltd.	22,159,196	21,464
[1]	WNC Corp.	5,106,441	20,721
[1]	EZconn Corp.	672,000	20,327
[1]	Dynapack International Technology Corp.	2,004,479	19,904
	AP Memory Technology Corp.	1,499,146	19,599
	IBF Financial Holdings Co. Ltd.	39,458,091	19,539
[1]	Tatung Co. Ltd.	16,521,039	19,365
[1]	Faraday Technology Corp.	3,261,216	19,252
[1]	Capital Securities Corp.	23,897,508	18,960
[1]	Vanguard International Semiconductor Corp.	6,023,369	18,856
[1]	Bora Pharmaceuticals Co. Ltd.	930,907	18,785
	Ardentec Corp.	6,166,391	18,686
[1]	Kinsus Interconnect Technology Corp.	4,018,758	17,737
[1]	Win Semiconductors Corp.	5,015,163	17,434
	Primax Electronics Ltd.	6,415,882	17,263
[1]	Walsin Technology Corp.	4,215,615	16,915
[1]	Tong Yang Industry Co. Ltd.	5,366,142	16,836
	Qisda Corp.	16,739,201	16,820
[1]	Advanced Energy Solution Holding Co. Ltd.	440,450	16,767
[1]	Chipbond Technology Corp.	8,659,255	16,758
[1]	Elite Advanced Laser Corp.	1,894,862	16,727
[1]	LandMark Optoelectronics Corp.	1,210,155	16,610
[1]	Genius Electronic Optical Co. Ltd.	1,193,565	16,218
[1]	Elan Microelectronics Corp.	3,974,344	15,962
[1]	Innodisk Corp.	1,138,399	15,890
[1]	Ruentex Industries Ltd.	9,064,322	15,813
*,1	HTC Corp.	9,665,079	15,767
[1]	Eternal Materials Co. Ltd.	11,834,185	15,677
	Far Eastern International Bank	37,703,578	15,489
[1]	Asia Optical Co. Inc.	3,050,519	15,472

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,767,575	15,447
[1]	Shin Zu Shing Co. Ltd.	2,242,082	15,307
[1]	Global Brands Manufacture Ltd.	4,004,084	15,143
[1]	Supreme Electronics Co. Ltd.	7,029,396	15,059
[1]	Chunghwa Precision Test Tech Co. Ltd.	285,368	14,863
[1]	Giant Manufacturing Co. Ltd.	4,503,931	14,839
[1]	Kinik Co.	1,459,479	14,819
	Great Wall Enterprise Co. Ltd.	8,765,455	14,804
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	3,033,000	14,804
[1]	Foxsemicon Integrated Technology Inc.	1,225,131	14,684
[1]	Jinan Acetate Chemical Co. Ltd.	7,400,270	14,482
[1]	Pixart Imaging Inc.	1,925,804	14,456
*,1	Fulltech Fiber Glass Corp.	6,013,000	14,072
[1]	Taiwan Fertilizer Co. Ltd.	8,989,225	14,052
	Tung Ho Steel Enterprise Corp.	6,834,069	13,942
	Arcadyan Technology Corp.	2,114,082	13,816
*,1	Starlux Airlines Co. Ltd.	17,660,220	13,772
*,1	FOCI Fiber Optic Communications Inc.	1,185,000	13,749
[1]	Sanyang Motor Co. Ltd.	6,993,689	13,723
	Grand Process Technology Corp.	290,701	13,661
[1]	Ta Ya Electric Wire & Cable	10,022,080	13,645
[1]	Goldsun Building Materials Co. Ltd.	11,577,982	13,612
[1]	Solar Applied Materials Technology Corp.	7,018,689	13,490
*,1	Taiwan Glass Industry Corp.	14,418,615	13,082
[1]	Taiwan Surface Mounting Technology Corp.	3,640,113	12,976
[1]	Huaku Development Co. Ltd.	3,821,833	12,928
[1]	AcBel Polytech Inc.	9,142,328	12,892
[1]	Century Iron & Steel Industrial Co. Ltd.	2,587,000	12,869
[1]	Poya International Co. Ltd.	869,748	12,854
[1]	Yankey Engineering Co. Ltd.	850,490	12,685
[1]	Ennoconn Corp.	1,333,996	12,642
[1]	Taiwan Speciality Chemicals Corp.	1,137,000	12,477
[1]	YFY Inc.	15,123,047	12,472
[1]	All Ring Tech Co. Ltd.	1,043,000	12,431
[1]	Wisdom Marine Lines Co. Ltd.	6,001,487	12,295
	Taiwan Secom Co. Ltd.	3,501,339	12,285
*,1	China Petrochemical Development Corp.	50,428,204	12,281
	Feng Hsin Steel Co. Ltd.	5,963,000	12,266
[1]	Wiselink Co. Ltd.	2,047,609	12,263
[1]	VisEra Technologies Co. Ltd.	1,465,000	12,197
[1]	ITEQ Corp.	3,210,177	12,154
[1]	Kinpo Electronics	16,347,193	12,030
[1]	Yulon Finance Corp.	3,843,764	12,004
[1]	First Hi-Tec Enterprise Co. Ltd.	1,045,000	11,914
[1]	Visual Photonics Epitaxy Co. Ltd.	2,624,609	11,742
[1]	Pan Jit International Inc.	4,280,398	11,685
[1]	Sercomm Corp.	3,642,250	11,673
[1]	Phoenix Silicon International Corp.	2,085,473	11,672
[1]	Transcend Information Inc.	2,694,325	11,539
	Chunghwa Telecom Co. Ltd. ADR	270,368	11,512
[1]	Universal Microwave Technology Inc.	805,000	11,476
	Shinkong Insurance Co. Ltd.	3,086,000	11,282
[1]	Hannstar Board Corp.	3,661,604	11,200
	Charoen Pokphand Enterprise	2,504,374	11,150
[1]	XinTec Inc.	2,240,714	11,090
[1]	Merry Electronics Co. Ltd.	3,311,590	11,003
[1]	Fusheng Precision Co. Ltd.	1,396,000	10,980
[1]	U-Ming Marine Transport Corp.	6,033,610	10,901
[1]	Test Research Inc.	2,146,878	10,878
[1]	Allis Electric Co. Ltd.	3,033,349	10,855
[1]	TXC Corp.	3,745,090	10,813
[1]	Systex Corp.	2,551,140	10,721
*	Mercuries Life Insurance Co. Ltd.	45,028,638	10,587
[1]	LuxNet Corp.	1,601,000	10,547
[1]	China Airlines Ltd.	16,266,442	10,546
[1]	Silicon Integrated Systems Corp.	5,799,083	10,395
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,530,717	10,283
[1]	Sitronix Technology Corp.	1,576,567	10,244
	Tong Hsing Electronic Industries Ltd.	2,455,494	9,975
	President Securities Corp.	12,845,059	9,879

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Gudeng Precision Industrial Co. Ltd.	863,969	9,857
	Taiwan Cogeneration Corp.	6,287,810	9,854
[1]	Dynamic Holding Co. Ltd.	3,385,365	9,840
[1]	Coretronic Corp.	3,469,212	9,837
[1]	Pan-International Industrial Corp.	5,397,613	9,805
[1]	Ability Enterprise Co. Ltd.	3,525,505	9,784
[1]	Merida Industry Co. Ltd.	2,986,004	9,677
[1]	Everlight Electronics Co. Ltd.	5,010,687	9,529
	Orient Semiconductor Electronics Ltd.	5,999,208	9,420
[1]	Nan Pao Resins Chemical Co. Ltd.	785,000	9,353
	Greatek Electronics Inc.	4,086,961	9,346
	Machvision Inc.	510,775	9,300
*,1	Oneness Biotech Co. Ltd.	4,401,407	9,250
[1]	Ennostar Inc.	8,267,740	9,191
*	BES Engineering Corp.	18,423,754	9,171
[1]	CTCI Corp.	9,202,219	9,122
[1]	Marketech International Corp.	1,147,000	9,122
	ITE Technology Inc.	2,137,399	9,037
[1]	Quanta Storage Inc.	2,618,136	9,020
[1]	Yulon Motor Co. Ltd.	8,339,958	8,892
	Cleanaway Co. Ltd.	1,119,359	8,791
*	Lumosa Therapeutics Co. Ltd.	1,279,354	8,737
*	Center Laboratories Inc.	7,912,087	8,734
[1]	momo.com Inc.	1,149,153	8,706
	ChipMOS Technologies Inc.	8,240,348	8,669
*,1	FLEXium Interconnect Inc.	4,227,334	8,664
[1]	EVERGREEN Steel Corp.	2,509,000	8,663
[1]	Airoha Technology Corp.	524,000	8,484
[1]	Scientech Corp.	692,000	7,976
*,1	Wafer Works Corp.	7,861,898	7,971
[1]	Evergreen Aviation Technologies Corp.	1,644,000	7,898
	TTY Biopharm Co. Ltd.	2,973,457	7,686
[1]	Unitech Printed Circuit Board Corp.	8,981,693	7,648
[1]	Shiny Chemical Industrial Co. Ltd.	1,596,500	7,558
[1]	Anpec Electronics Corp.	972,000	7,541
[1]	Nan Kang Rubber Tire Co. Ltd.	6,367,201	7,484
[1]	Run Long Construction Co. Ltd.	6,060,729	7,482
[1]	C Sun Manufacturing Ltd.	1,306,090	7,464
	Far Eastern Department Stores Ltd.	10,591,887	7,446
[1]	Wah Lee Industrial Corp.	2,504,768	7,335
[1]	Cheng Uei Precision Industry Co. Ltd.	4,566,595	7,301
[1]	Sakura Development Co. Ltd.	4,654,032	7,270
[1]	Wowprime Corp.	1,037,593	7,266
[1]	Gloria Material Technology Corp.	6,554,126	7,239
[1]	Chenming Electronic Technology Corp.	1,797,325	7,215
[1]	Holy Stone Enterprise Co. Ltd.	1,936,982	7,166
[1]	Chang Wah Electromaterials Inc.	4,857,000	7,132
[1]	Global Mixed Mode Technology Inc.	937,342	7,090
[1]	Advanced Wireless Semiconductor Co.	1,943,030	6,985
[1]	Raydium Semiconductor Corp.	874,000	6,907
[1]	United Microelectronics Corp. ADR	891,721	6,875
[1]	Shinkong Synthetic Fibers Corp.	15,791,312	6,845
[1]	Nichidenbo Corp.	2,331,000	6,827
[1]	China Motor Corp.	3,602,222	6,818
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	6,785
	Sinon Corp.	4,851,000	6,729
[1]	Farglory Land Development Co. Ltd.	3,804,158	6,665
[1]	ASROCK Inc.	640,000	6,658
	Stark Technology Inc.	1,282,000	6,652
[1]	Solomon Technology Corp.	1,559,000	6,630
[1]	Fitipower Integrated Technology Inc.	1,345,121	6,629
*	CSBC Corp. Taiwan	10,439,257	6,623
*,1	HannStar Display Corp.	28,315,793	6,565
[1]	Altek Corp.	4,066,710	6,527
	Union Bank of Taiwan	10,820,580	6,520
[1]	Pegavision Corp.	587,542	6,499
	Grape King Bio Ltd.	1,618,683	6,496
*,1	Episil Technologies Inc.	3,545,233	6,486
	Evergreen International Storage & Transport Corp.	3,471,896	6,460
[1]	G Shank Enterprise Co. Ltd.	2,065,335	6,445

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Tainan Spinning Co. Ltd.	15,737,940	6,442
[1]	I-Chiun Precision Industry Co. Ltd.	2,709,016	6,442
	Synmosa Biopharma Corp.	5,900,160	6,434
	Taiwan Paiho Ltd.	3,433,592	6,370
[1]	Chong Hong Construction Co. Ltd.	2,485,790	6,358
[1]	Via Technologies Inc.	3,703,909	6,303
[1]	Hota Industrial Manufacturing Co. Ltd.	3,267,801	6,299
*,1	TaiMed Biologics Inc.	2,712,263	6,292
	Cheng Loong Corp.	11,311,761	6,280
[1]	Thinking Electronic Industrial Co. Ltd.	1,018,000	6,231
[1]	Zero One Technology Co. Ltd.	1,666,000	6,186
[1]	Fulgent Sun International Holding Co. Ltd.	1,978,102	6,156
*,1	Chung Hung Steel Corp.	12,810,000	6,149
[1]	Chang Wah Technology Co. Ltd.	4,694,000	6,138
[1]	RichWave Technology Corp.	1,224,337	6,120
[1]	Channel Well Technology Co. Ltd.	2,440,000	6,112
[1]	JPC connectivity Inc.	1,125,887	6,085
	AUO Corp. ADR	1,532,773	6,070
	Clevo Co.	4,695,546	6,027
[1]	Kenmec Mechanical Engineering Co. Ltd.	2,638,363	6,011
	Universal Cement Corp.	5,922,240	5,960
*,1	Yieh Phui Enterprise Co. Ltd.	12,388,813	5,934
[1]	Lian HWA Food Corp.	1,647,800	5,934
	Cathay Real Estate Development Co. Ltd.	7,962,505	5,903
[1]	Johnson Health Tech Co. Ltd.	1,139,092	5,899
[1]	Chicony Power Technology Co. Ltd.	2,011,000	5,881
	Standard Foods Corp.	5,722,849	5,840
	Ton Yi Industrial Corp.	9,975,324	5,822
	O-Bank Co. Ltd.	19,747,547	5,810
	Kenda Rubber Industrial Co. Ltd.	8,912,097	5,803
[1]	Sporton International Inc.	996,138	5,792
[1]	Depo Auto Parts Ind Co. Ltd.	1,299,025	5,755
[1]	Kuo Toong International Co. Ltd.	3,059,809	5,735
[1]	Taiflex Scientific Co. Ltd.	2,564,592	5,657
[1]	Nuvoton Technology Corp.	2,834,000	5,653
[1]	Hotai Finance Co. Ltd.	2,820,120	5,644
[1]	China Steel Chemical Corp.	2,132,245	5,642
[1]	Weikeng Industrial Co. Ltd.	5,842,000	5,571
	Topkey Corp.	919,000	5,559
[1]	CyberPower Systems Inc.	715,000	5,543
	Formosa International Hotels Corp.	894,756	5,539
[1]	Lai Yih Footwear Co. Ltd.	779,000	5,497
*,1	EirGenix Inc.	2,526,277	5,493
[1]	Kindom Development Co. Ltd.	5,040,035	5,450
	Formosa Taffeta Co. Ltd.	11,254,498	5,444
[1]	SDI Corp.	1,967,876	5,444
[1]	TPK Holding Co. Ltd.	4,615,313	5,441
[1]	Chin-Poon Industrial Co. Ltd.	5,113,799	5,439
[1]	Ichia Technologies Inc.	3,262,439	5,379
[1]	FocalTech Systems Co. Ltd.	2,798,403	5,358
	Taiwan Sakura Corp.	1,921,006	5,320
*,1	Andes Technology Corp.	612,856	5,309
[1]	Taiwan Semiconductor Co. Ltd.	2,896,342	5,160
	Brighton-Best International Taiwan Inc.	4,732,367	5,153
[1]	HD Renewable Energy Co. Ltd.	1,206,134	5,084
[1]	Hu Lane Associate Inc.	1,176,991	5,029
*,1	Etron Technology Inc.	4,247,767	5,020
*	General Interface Solution GIS Holding Ltd.	3,121,276	4,999
[1]	Posiflex Technology Inc.	712,612	4,993
[1]	Allied Supreme Corp.	622,000	4,985
[1]	UPI Semiconductor Corp.	817,000	4,974
[1]	JSL Construction & Development Co. Ltd.	2,957,567	4,901
[1]	Promate Electronic Co. Ltd.	3,165,564	4,876
[1]	Materials Analysis Technology Inc.	738,000	4,862
[1]	Flytech Technology Co. Ltd.	1,406,785	4,850
[1]	YungShin Global Holding Corp.	2,627,898	4,811
[1]	M31 Technology Corp.	360,276	4,762
[1]	Gemtek Technology Corp.	5,598,668	4,753
[1]	Delpha Construction Co. Ltd.	4,928,000	4,738
*,1	Phihong Technology Co. Ltd.	4,755,768	4,702

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Bills Finance Corp.	8,681,028	4,699
*,1	Sunplus Technology Co. Ltd.	6,584,752	4,594
[1]	Swancor Holding Co. Ltd.	1,132,426	4,582
*,1	Egis Technology Inc.	1,025,582	4,565
*,1	Grand Pacific Petrochemical	13,573,951	4,546
	Chief Telecom Inc.	381,800	4,483
	TCI Co. Ltd.	1,187,788	4,384
[1]	Forcecon Tech Co. Ltd.	1,233,950	4,377
[1]	Kaimei Electronic Corp.	1,416,200	4,302
*	United Renewable Energy Co. Ltd.	19,119,408	4,242
[1]	Zyxel Group Corp.	3,720,952	4,235
	CMC Magnetics Corp.	14,021,253	4,150
[1]	Genesys Logic Inc.	1,179,000	4,116
[1]	Waffer Technology Corp.	1,789,294	4,101
*	Foresee Pharmaceuticals Co. Ltd.	1,592,310	4,064
[1]	Hsin Kuang Steel Co. Ltd.	3,142,403	4,052
*,1	Microbio Co. Ltd.	5,639,733	4,033
*,1	Medigen Vaccine Biologics Corp.	3,477,336	3,994
*,1	Taiwan-Asia Semiconductor Corp.	5,068,266	3,968
	TSRC Corp.	8,126,009	3,956
[1]	Weltrend Semiconductor	2,529,182	3,955
	Bank of Kaohsiung Co. Ltd.	10,022,200	3,942
	Dimerco Express Corp.	1,491,843	3,900
[1]	Great Tree Pharmacy Co. Ltd.	1,083,650	3,889
[1]	Shinfox Energy Co. Ltd.	1,966,724	3,886
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,875
	Continental Holdings Corp.	5,442,000	3,828
*	International CSRC Investment Holdings Co.	11,477,159	3,812
[1]	Syncmold Enterprise Corp.	1,701,099	3,803
*	RDC Semiconductor Co. Ltd.	803,120	3,730
[1]	D-Link Corp.	6,872,584	3,714
[1]	TYC Brother Industrial Co. Ltd.	2,343,099	3,644
[1]	Everlight Chemical Industrial Corp.	5,946,329	3,611
*,1	CyberTAN Technology Inc.	4,173,006	3,603
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,119,703	3,579
[1]	Actron Technology Corp.	792,577	3,575
	UPC Technology Corp.	10,826,277	3,561
	AmTRAN Technology Co. Ltd.	7,647,615	3,484
[1]	Advancetek Enterprise Co. Ltd.	3,003,000	3,432
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,421
	USI Corp.	10,061,641	3,380
[1]	IEI Integration Corp.	1,549,669	3,367
[1]	Alpha Networks Inc.	3,181,750	3,344
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,335
	Hung Sheng Construction Ltd.	4,719,107	3,269
[1]	TaiDoc Technology Corp.	817,645	3,266
*	Taiwan TEA Corp.	7,217,399	3,259
[1]	Amazing Microelectronic Corp.	1,002,526	3,249
*,1	Holtek Semiconductor Inc.	2,456,952	3,228
	Ho Tung Chemical Corp.	12,091,141	3,220
[1]	YC INOX Co. Ltd.	5,139,049	3,210
*,1	Lung Yen Life Service Corp.	1,898,221	3,209
[1]	FSP Technology Inc.	1,631,071	3,206
[1]	Gamania Digital Entertainment Co. Ltd.	1,656,424	3,194
*,1	TSEC Corp.	6,996,803	3,186
[1]	Lingsen Precision Industries Ltd.	4,740,421	3,164
[1]	Sincere Navigation Corp.	4,024,309	3,161
	T3EX Global Holdings Corp.	1,389,000	3,149
[1]	China Metal Products	3,659,113	3,121
*	Longchen Paper & Packaging Co. Ltd.	10,226,091	3,110
[1]	Cub Elecparts Inc.	942,100	3,104
	Ambassador Hotel	2,214,000	3,090
[1]	PharmaEngine Inc.	1,321,477	3,053
[1]	Advanced International Multitech Co. Ltd.	1,572,115	3,049
	Darfon Electronics Corp.	2,597,164	3,034
	Sampo Corp.	3,789,497	3,030
[1]	TA-I Technology Co. Ltd.	1,490,535	3,026
	Rechi Precision Co. Ltd.	4,010,896	3,007
*,1	Oriental Union Chemical Corp.	7,666,474	2,977
*	Ritek Corp.	9,200,658	2,976

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Career Technology MFG. Co. Ltd.	6,055,366	2,910
	Radium Life Tech Co. Ltd.	8,116,058	2,899
[1]	ZillTek Technology Corp.	442,000	2,898
*,1	Adimmune Corp.	4,670,575	2,888
[1]	Yungshin Construction & Development Co. Ltd.	1,122,142	2,786
*	China Man-Made Fiber Corp.	13,695,236	2,779
[1]	St. Shine Optical Co. Ltd.	653,727	2,774
[1]	Namchow Holdings Co. Ltd.	2,197,971	2,766
[1]	Formosa Sumco Technology Corp.	849,000	2,743
*,1	Tong-Tai Machine & Tool Co. Ltd.	2,608,126	2,742
	Firich Enterprises Co. Ltd.	3,544,652	2,741
[1]	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,729
	Mercuries & Associates Holding Ltd.	5,839,111	2,713
[1]	Universal Vision Biotechnology Co. Ltd.	583,580	2,712
*,1	Gigastorage Corp.	4,381,817	2,694
	Nantex Industry Co. Ltd.	3,718,409	2,694
[1]	Motech Industries Inc.	4,846,988	2,674
	Xxentria Technology Materials Corp.	2,344,343	2,632
	Gourmet Master Co. Ltd.	1,151,237	2,611
[1]	Adlink Technology Inc.	1,325,484	2,549
	Bioteque Corp.	602,525	2,410
	Formosan Rubber Group Inc.	3,072,375	2,371
	Tung Thih Electronic Co. Ltd.	977,526	2,321
[1]	Advanced Ceramic X Corp.	600,971	2,319
[1]	Speed Tech Corp.	1,513,000	2,318
	Zeng Hsing Industrial Co. Ltd.	767,774	2,301
[1]	Elitegroup Computer Systems Co. Ltd.	3,488,479	2,292
[1]	91APP Inc.	976,931	2,287
	Chlitina Holding Ltd.	692,231	2,248
[1]	Sonix Technology Co. Ltd.	1,963,316	2,240
	Wei Chuan Foods Corp.	4,560,709	2,231
*,1	Chung Hwa Pulp Corp.	5,493,818	2,229
	Soft-World International Corp.	667,372	2,211
*,1	Taiwan Mask Corp.	1,774,000	2,211
[1]	Rich Development Co. Ltd.	7,889,885	2,173
[1]	Sinyi Realty Inc.	2,944,300	2,168
[1]	Sensortek Technology Corp.	348,000	2,148
[1]	CHC Healthcare Group	1,529,222	2,141
	Savior Lifetec Corp.	3,838,851	2,133
	Hong Pu Real Estate Development Co. Ltd.	2,502,931	2,122
*	Lealea Enterprise Co. Ltd.	10,022,721	2,121
[1]	Asia Polymer Corp.	5,172,624	2,106
[1]	KMC Kuei Meng International Inc.	719,000	2,104
[1]	Huang Hsiang Construction Corp.	1,554,932	2,082
*,1	Fittech Co. Ltd.	929,810	2,076
[1]	China General Plastics Corp.	5,741,597	2,069
[1]	Brogent Technologies Inc.	668,643	2,065
	Panion & BF Biotech Inc.	957,163	2,060
*,1	OBI Pharma Inc.	2,544,353	2,055
	Tyntek Corp.	3,566,095	2,023
	Cyberlink Corp.	663,066	2,019
	Chia Hsin Cement Corp.	4,644,720	1,953
[1]	Infortrend Technology Inc.	2,595,873	1,930
	Darwin Precisions Corp.	5,276,313	1,916
*	Taiwan Styrene Monomer	6,733,977	1,845
	ScinoPharm Taiwan Ltd.	3,228,946	1,838
*,1	Federal Corp.	2,865,195	1,837
*	First Steamship Co. Ltd.	9,797,441	1,834
*,1	Apex International Co. Ltd.	2,700,042	1,822
[1]	AGV Products Corp.	5,439,983	1,820
*	Polaris Group	1,601,919	1,782
	KEE TAI Properties Co. Ltd.	5,005,988	1,717
*	PChome Online Inc.	1,485,259	1,680
*	Shining Building Business Co. Ltd.	5,641,769	1,660
*	Kuo Yang Construction Co. Ltd.	2,670,000	1,635
	Cenra Inc.	1,477,883	1,632
*	ALI Corp.	1,762,017	1,612
[1]	Iron Force Industrial Co. Ltd.	520,907	1,607
*	HannsTouch Holdings Co.	7,680,304	1,597
[1]	Rexon Industrial Corp. Ltd.	1,772,000	1,587

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Taiyen Biotech Co. Ltd.	1,518,580	1,574
	China Electric Manufacturing Corp.	3,784,227	1,554
*	Li Peng Enterprise Co. Ltd.	8,547,714	1,542
	Ultra Chip Inc.	1,008,000	1,488
*	Medigen Biotechnology Corp.	1,500,797	1,440
	Basso Industry Corp.	1,121,339	1,188
*,2	Taiwan Land Development Corp.	448,935	—
*,2	Pharmally International Holding Co. Ltd.	868,039	—
			34,260,133
Thailand (0.4%)
	Delta Electronics Thailand PCL (Foreign)	41,601,210	278,263
	PTT PCL (Foreign)	178,685,165	169,931
	Kasikornbank PCL (Foreign)	25,411,929	146,477
	Advanced Info Service PCL (Foreign)	15,520,825	144,982
	CP ALL PCL (Foreign)	78,280,900	111,303
	SCB X PCL (Foreign)	24,285,653	98,357
	Bangkok Dusit Medical Services PCL (Foreign)	157,381,267	91,840
*	Gulf Development PCL (Foreign)	65,299,719	89,192
	Krung Thai Bank PCL (Foreign)	86,263,191	72,635
	Airports of Thailand PCL (Foreign)	54,958,064	70,092
	PTT Exploration & Production PCL (Foreign)	19,127,617	63,381
[1]	Siam Cement PCL (Foreign)	9,944,347	62,741
	Central Pattana PCL (Foreign)	35,900,111	59,538
*	True Corp. PCL (Foreign)	139,640,336	48,766
	Bumrungrad Hospital PCL (Foreign)	8,331,743	44,224
	Bangkok Bank PCL (Foreign)	8,206,264	40,213
	Minor International PCL (Foreign)	53,336,501	37,928
[1]	Charoen Pokphand Foods PCL (Foreign)	50,194,512	32,726
[1]	TMBThanachart Bank PCL (Foreign)	551,153,174	31,541
[1]	Tisco Financial Group PCL (Foreign)	8,478,909	28,184
[1]	Central Retail Corp. PCL (Foreign)	38,706,422	24,500
[1]	PTT Global Chemical PCL (Foreign)	30,719,681	23,965
	Digital Telecommunications Infrastructure Fund	74,979,489	21,573
	Thai Oil PCL (Foreign)	15,774,849	17,446
[1]	Banpu PCL (Foreign)	111,524,312	17,398
[1]	PTT Oil & Retail Business PCL (Foreign)	36,729,183	16,673
	Kiatnakin Phatra Bank PCL (Foreign)	8,139,920	16,546
	Indorama Ventures PCL (Foreign)	26,761,983	15,791
[1]	Thanachart Capital PCL (Foreign)	8,817,402	13,909
[1]	Home Product Center PCL (Foreign)	68,633,661	13,888
[1]	CP Axtra PCL (Foreign)	22,386,488	13,560
	Bangkok Expressway & Metro PCL (Foreign)	84,786,386	13,527
	TIDLOR Holdings PCL (Foreign)	20,626,119	13,401
	Land & Houses PCL (Foreign)	106,558,488	12,828
[1]	Thai Union Group PCL (Foreign)	31,165,860	12,622
[1]	Srisawad Corp. PCL (Foreign)	14,161,238	12,373
[1]	Muangthai Capital PCL (Foreign)	9,854,631	12,320
	3BB Internet Infrastructure Fund	57,080,554	11,917
[1]	Global Power Synergy PCL (Foreign)	9,227,276	11,828
	Com7 PCL (Foreign)	15,006,214	11,587
	Ratch Group PCL (Foreign)	12,855,354	11,029
	WHA Corp. PCL (Foreign)	108,861,815	10,948
*	BTS Group Holdings PCL (Foreign)	119,828,134	10,907
	Electricity Generating PCL (Foreign)	2,847,938	10,833
	CPN Retail Growth Leasehold REIT	27,974,288	9,870
	Bangchak Corp. PCL (Foreign)	10,721,350	9,783
	Osotspa PCL (Foreign)	20,087,083	9,745
	KCE Electronics PCL (Foreign)	12,202,775	9,613
	Krungthai Card PCL (Foreign)	10,893,739	9,606
[1]	Thai Life Insurance PCL (Foreign)	28,704,500	9,137
[1]	AP Thailand PCL (Foreign)	32,107,170	8,592
[1]	Sansiri PCL (Foreign)	198,099,221	8,576
[1]	SCG Packaging PCL (Foreign)	14,654,709	8,240
[1]	Supalai PCL (Foreign)	15,359,263	8,120
	Central Plaza Hotel PCL (Foreign)	8,136,352	8,106
	Cal-Comp Electronics Thailand PCL (Foreign)	42,801,700	8,047
[1]	Asset World Corp. PCL (Foreign)	104,369,698	7,092
[1]	Carabao Group PCL (Foreign)	5,069,106	7,041
	CH Karnchang PCL (Foreign)	14,610,448	6,906

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Energy Absolute PCL (Foreign)	71,499,288	6,754
[1]	Berli Jucker PCL (Foreign)	11,407,928	6,449
	Hana Microelectronics PCL (Foreign)	8,690,153	6,224
	WHA Premium Growth Freehold & Leasehold REIT	19,948,375	5,978
	Thailand Future Fund	31,039,989	5,807
	B Grimm Power PCL (Foreign)	11,214,152	5,614
	TTW PCL (Foreign)	19,415,031	5,433
[1]	Thaifoods Group PCL (Foreign)	38,473,105	5,405
[1]	Bangkok Chain Hospital PCL (Foreign)	14,811,030	5,171
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	5,101
[1]	Siam Global House PCL (Foreign)	23,335,228	4,974
[1]	IRPC PCL (Foreign)	139,524,624	4,958
	MBK PCL (Foreign)	9,611,038	4,902
[1]	I-TAIL Corp. PCL (Foreign)	8,668,900	4,602
[1]	Betagro PCL (Foreign)	9,263,400	4,585
	Amata Corp. PCL (Foreign)	10,230,975	4,561
[1]	Thai Vegetable Oil PCL (Foreign)	5,989,002	4,485
	BCPG PCL (Foreign)	17,588,674	4,482
	Mega Lifesciences PCL (Foreign)	4,817,756	4,394
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,782,971	4,331
[1]	VGI PCL (Foreign)	111,815,650	4,321
	Bangkok Airways PCL (Foreign)	10,359,993	4,163
	Tipco Asphalt PCL (Foreign)	9,400,267	4,043
	Bangkok Life Assurance PCL NVDR	7,067,731	3,935
	AEON Thana Sinsap Thailand PCL (Foreign)	1,197,968	3,906
[1]	Quality Houses PCL (Foreign)	86,171,943	3,516
	MK Restaurants Group PCL (Foreign)	3,291,340	3,329
	Banpu Power PCL (Foreign)	8,235,537	3,257
[1]	Plan B Media PCL (Foreign)	24,954,455	3,224
	Gunkul Engineering PCL (Foreign)	50,569,895	3,219
	Star Petroleum Refining PCL (Foreign)	21,458,232	3,186
[1]	Chularat Hospital PCL (Foreign)	65,481,152	3,175
[1]	Dhipaya Group Holdings PCL (Foreign)	4,658,472	3,141
*	Stecon Group PCL (Foreign)	12,275,801	3,115
	PTG Energy PCL (Foreign)	11,321,077	2,796
	Thoresen Thai Agencies PCL (Foreign)	20,251,791	2,755
[1]	Sri Trang Gloves Thailand PCL (Foreign)	12,826,296	2,651
[1]	TOA Paint Thailand PCL (Foreign)	6,522,860	2,605
	Bangkok Life Assurance PCL (Foreign)	4,576,915	2,548
[1]	JMT Network Services PCL (Foreign)	8,113,317	2,444
	Siam City Cement PCL (Foreign)	510,843	2,244
*	Thaicom PCL (Foreign)	7,422,078	2,189
	Precious Shipping PCL (Foreign)	10,346,197	2,139
*,1	Jasmine International PCL (Foreign)	48,238,818	2,103
	Bangkok Land PCL (Foreign)	134,107,241	2,071
*,1	Jasmine Technology Solution PCL (Foreign)	2,574,301	2,026
	TPI Polene Power PCL (Foreign)	31,531,012	2,008
	GFPT PCL (Foreign)	6,273,595	1,998
*,1	Thonburi Healthcare Group PCL (Foreign)	7,852,457	1,956
[1]	CK Power PCL (Foreign)	24,072,519	1,904
[1]	Jaymart Group Holdings PCL (Foreign)	7,730,087	1,861
*	SKY ICT PCL (Foreign)	4,776,897	1,815
[1]	Dohome PCL (Foreign)	14,354,812	1,731
	SPCG PCL (Foreign)	5,675,234	1,456
[1]	Major Cineplex Group PCL (Foreign)	5,797,779	1,274
	TQM Alpha PCL (Foreign)	2,067,753	786
	Pruksa Real Estate PCL (Foreign)	7,721,100	444
*	Super Energy Corp. PCL (Foreign)	19,108,366	77
	Pruksa Holding PCL (Foreign)	665,684	77
*	Forth Corp. PCL (Foreign)	3,206	1
			2,401,856
Turkiye (0.3%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	17,217,025	83,236
[1]	BIM Birlesik Magazalar A/S	6,317,892	80,907
[1]	KOC Holding A/S	15,902,406	64,761
[1]	Akbank TAS	44,565,946	64,348
[1]	Turk Hava Yollari AO	7,927,981	54,898
[1]	Turkcell Iletisim Hizmetleri A/S	17,048,524	40,365
[1]	Haci Omer Sabanci Holding A/S	19,723,397	38,182

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Yapi ve Kredi Bankasi A/S	47,570,518	37,949
[1]	Turkiye Is Bankasi A/S Class C	119,931,007	35,998
[1]	Turkiye Petrol Rafinerileri A/S	7,108,417	33,367
[1]	Eregli Demir ve Celik Fabrikalari TAS	50,709,356	33,107
[1]	Turkiye Garanti Bankasi A/S	8,510,422	27,181
[1]	Ford Otomotiv Sanayi A/S	10,245,917	24,158
[1]	Enka Insaat ve Sanayi A/S	12,967,762	23,923
*,1	Pegasus Hava Tasimaciligi A/S	3,383,988	16,872
*	Tera Yatirim Menkul Degerler A/S	3,204,337	16,422
*,1	TAV Havalimanlari Holding A/S	2,567,579	16,138
[1]	Turkiye Sise ve Cam Fabrikalari A/S	18,149,638	15,845
*	Peker Gayrimenkul Yatirim Ortakligi A/S	50,194,318	14,318
[1]	Coca-Cola Icecek A/S	11,676,011	14,273
[1]	Migros Ticaret A/S	1,283,034	13,820
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,809,325	13,329
*,1	Destek Finans Faktoring A/S	871,477	13,244
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	267,357	12,525
*,1	Sasa Polyester Sanayi A/S	164,791,361	12,024
*	Kiler Holding A/S	3,452,921	11,167
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,763,267	11,057
	AG Anadolu Grubu Holding A/S	16,335,524	9,958
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	3,079,967	9,762
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	28,060,750	9,687
[1]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,972,335	9,271
*	Ral Yatirim Holding A/S	1,861,218	8,772
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,613,011	8,542
*,1	Turk Telekomunikasyon A/S	6,887,743	8,350
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,822,724	8,342
*,1	Arcelik A/S	3,117,501	8,190
	Enerya Enerji A/S	35,182,977	8,168
	Turkiye Sigorta A/S	27,042,258	7,938
*	Gubre Fabrikalari TAS	1,051,812	7,911
[1,3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,204,184	7,856
	Is Yatirim Menkul Degerler A/S	7,360,215	7,690
*	Tera Yatirim Teknoloji Holding A/S	7,731,750	7,589
[1]	Ulker Biskuvi Sanayi A/S	2,765,325	7,095
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,742,886	7,011
*,1	Petkim Petrokimya Holding A/S	16,971,000	6,921
[1]	Oyak Cimento Fabrikalari A/S	13,429,311	6,774
[3]	Enerjisa Enerji A/S	3,337,155	6,542
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,131,624	6,234
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	536,095	6,134
*,3	MLP Saglik Hizmetleri A/S	758,574	6,062
*,1	Turk Altin Isletmeleri A/S	9,477,644	6,045
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	16,936,218	5,993
*	Adese Alisveris Merkezleri Ticaret A/S	67,312,455	5,835
*,1	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,787,068	5,797
	Aksa Akrilik Kimya Sanayii A/S	19,636,228	5,786
	Grainturk Tarim A/S	521,164	5,697
*,1	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,606,836	5,602
	LDR Turizm A/S	3,671,920	5,567
*,1	Turkiye Halk Bankasi A/S	8,755,985	5,533
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,906,283	5,530
*	Otokar Otomotiv ve Savunma Sanayi A/S	505,117	5,514
	Borusan Yatirim ve Pazarlama A/S	94,619	5,501
*	Isiklar Enerji ve Yapi Holding A/S	6,751,019	5,485
*,1	Turkiye Sinai Kalkinma Bankasi A/S	17,561,766	5,373
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,164,177	5,294
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,214,807	5,208
*,1	Turkiye Vakiflar Bankasi TAO	8,936,377	5,186
	Anadolu Anonim Turk Sigorta Sirketi	9,240,792	5,092
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	7,213,370	5,075
*	Lydia Holding A/S	1,075,246	4,960
	Nuh Cimento Sanayi A/S	836,963	4,853
	Katilimevim Tasarruf Finansman A/S	14,498,161	4,820
	Global Yatirim Holding A/S	17,326,689	4,809
	Turk Traktor ve Ziraat Makineleri A/S	359,864	4,681
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,701	4,679
[1]	Dogan Sirketler Grubu Holding A/S	11,206,223	4,550
[1]	Alarko Holding A/S	2,374,954	4,548

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aksa Enerji Uretim A/S Class B	3,665,540	4,529
*,1	Sok Marketler Ticaret A/S	4,306,709	4,526
*,1	Hektas Ticaret TAS	52,553,706	4,456
[1]	Kontrolmatik Enerji ve Muhendislik A/S	5,954,643	4,450
	Efor Yatirim Sanayi Ticaret A/S	1,309,090	4,414
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,956,367	4,206
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,380,084	4,108
	TAB Gida Sanayi ve Ticaret A/S	725,208	4,094
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	11,179,374	4,066
*	Baticim Bati Anadolu Cimento Sanayii A/S	38,795,164	4,048
	Aygaz A/S	837,316	3,930
*	Bera Holding A/S	8,820,343	3,849
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	33,018,874	3,837
*,1	Tekfen Holding A/S	1,905,938	3,814
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,076,582	3,790
*	DAP Gayrimenkul Gelistirme A/S Class C	10,935,114	3,649
*	Can2 Termik A/S	63,393,791	3,646
*,1	MIA Teknoloji A/S	4,043,615	3,580
	Albaraka Turk Katilim Bankasi A/S	18,295,621	3,574
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	3,537
	Sekerbank Turk A/S	18,053,886	3,435
	AKIS Gayrimenkul Yatirimi A/S	16,880,612	3,171
	EGE Endustri ve Ticaret A/S	15,763	3,063
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	14,041,120	2,951
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,242,758	2,914
*	Qua Granite Hayal	14,015,028	2,909
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	2,820
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	314,728	2,552
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,094,999	2,536
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	505,616	2,525
	Agesa Hayat ve Emeklilik A/S	505,399	2,522
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	538,284	2,498
*	NET Holding A/S	2,106,029	2,493
	Anadolu Hayat Emeklilik A/S	1,015,456	2,491
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,207,202	2,473
*	Politeknik Metal Sanayi ve Ticaret A/S	12,075	2,463
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,586,921	2,441
*	Izdemir Enerji Elektrik Uretim A/S	10,440,248	2,391
*	Ronesans Gayrimenkul Yatirim A/S	628,310	2,327
*	Tukas Gida Sanayi ve Ticaret A/S	33,743,397	2,295
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,937,252	2,294
*	Biotrend Cevre ve Enerji Yatirimlari A/S	4,117,355	2,288
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,607,923	2,288
*	BatiSoke Soke Cimento Sanayii TAS	5,963,452	2,282
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	2,255
*,1	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,202,372	2,225
*,1	Zorlu Enerji Elektrik Uretim A/S	26,607,682	2,118
*	Investco Holding A/S	273,330	2,104
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	2,885,633	2,058
*	Karel Elektronik Sanayi ve Ticaret A/S	8,162,347	2,034
*	Akfen Yenilenebilir Enerji A/S	4,764,579	1,950
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,902
	Akcansa Cimento A/S	582,443	1,847
	Iskenderun Demir ve Celik A/S	1,996,079	1,833
*	Is Finansal Kiralama A/S	3,871,593	1,772
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,535,886	1,733
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	1,713
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,702,283	1,691
	Bursa Cimento Fabrikasi A/S	10,863,079	1,670
*	Kayseri Seker Fabrikasi A/S	3,844,799	1,657
*	Oyak Yatirim Menkul Degerler A/S	1,279,400	1,650
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,649
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,634
*	YEO Teknoloji Enerji ve Endustri A/S	1,986,116	1,620
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,414,141	1,554
*,1	Fenerbahce Futbol A/S	6,387,650	1,545
*	Reeder Teknoloji Sanayi ve Ticaret A/S	6,297,356	1,520
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	4,037,245	1,477
*	Galata Wind Enerji A/S	2,414,520	1,466
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,992,124	1,436

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aksigorta A/S	8,479,628	1,409
*	Konya Cimento Sanayii A/S	11,528	1,407
	Suwen Tekstil Sanayi Pazarlama A/S	5,007,439	1,402
*	Esenboga Elektrik Uretim A/S	7,529,069	1,396
*	Hitit Bilgisayar Hizmetleri A/S	1,205,016	1,373
*	Izmir Demir Celik Sanayi A/S	8,911,029	1,353
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,350
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,339
*	Altinay Savunma Teknolojileri A/S	826,638	1,321
	Celebi Hava Servisi A/S	34,646	1,283
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,279
*	SUN Tekstil Sanayi ve Ticaret A/S	1,313,109	1,249
*	Polisan Holding A/S	2,971,447	1,238
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,179,425	1,237
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,201
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,173
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,151
*	Imas Makina Sanayi A/S	8,946,079	1,139
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	152,126	1,135
*	Visne Madencilik Uretim Sanayi ve Ticaret A/S	348,118	1,096
	Ebebek Magazacilik A/S Class B	818,649	1,057
*,1	Marmara Holding A/S	14,755,658	1,056
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	3,121,906	1,041
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	2,505,375	1,009
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,198,558	981
*	Kartonsan Karton Sanayi ve Ticaret A/S	487,843	980
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	5,407,938	974
*	Kordsa Teknik Tekstil A/S	731,090	972
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	956
*	Kervan Gida Sanayi ve Ticaret A/S Class B	15,509,152	948
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,765,743	916
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	887
*	Aydem Yenilenebilir Enerji A/S	1,902,238	859
	Escar Turizm Tasimacilik Ticaret A/S	1,705,313	845
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	492,041	779
*	Tat Gida Sanayi A/S	2,289,588	752
			1,376,407
United Arab Emirates (0.5%)
	Emaar Properties PJSC	90,298,119	349,422
	First Abu Dhabi Bank PJSC	64,370,123	305,566
	Emirates Telecommunications Group Co. PJSC	50,494,588	266,600
	Emirates NBD Bank PJSC	26,323,181	201,422
	Abu Dhabi Commercial Bank PJSC	42,413,209	166,400
	Aldar Properties PJSC	55,234,047	135,330
	Abu Dhabi Islamic Bank PJSC	21,169,424	121,642
	Dubai Islamic Bank PJSC	42,172,955	109,094
	Dubai Electricity & Water Authority PJSC	130,584,547	98,796
	Adnoc Gas plc	100,226,620	95,229
	Alpha Dhabi Holding PJSC	23,029,125	62,773
	ADNOC Drilling Co. PJSC	38,354,381	58,270
	Emaar Development PJSC	12,173,734	49,450
*	Modon Holding PSC	46,377,310	46,078
	Salik Co. PJSC	27,225,140	44,321
	Abu Dhabi National Oil Co. for Distribution PJSC	41,613,631	40,670
*	Multiply Group PJSC	49,087,279	39,885
	ADNOC Logistics & Services	23,635,950	36,921
	Air Arabia PJSC	33,455,585	35,499
	Agility Global plc	104,219,938	30,919
	Borouge plc	44,045,847	30,114
	Dubai Investments PJSC	29,657,044	26,818
	GFH Financial Group BSC	42,675,285	25,770
	Pure Health Holding PJSC	32,527,020	24,893
	Americana Restaurants International plc - Foreign Co.	41,368,744	23,616
	NMDC Group PJSC	3,273,312	21,311
	Dana Gas PJSC	80,346,768	18,114
	Talabat Holding plc	68,086,038	17,723
	Parkin Co. PJSC	10,801,791	16,293
*	Abu Dhabi Ports Co. PJSC	12,501,298	15,608
	Abu Dhabi National Hotels	122,020,120	14,808

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lulu Retail Holdings plc	44,645,078	14,336
*	Gulf Navigation Holding PJSC	5,639,059	14,000
*	Phoenix Group plc	38,374,513	12,950
	Emirates Central Cooling Systems Corp.	29,076,950	12,507
*	Presight AI Holding plc	11,946,157	11,736
	Fertiglobe plc	16,858,381	11,473
*	Apex Investment Co. PSC	10,928,636	11,449
	Dubai Financial Market PJSC	23,637,840	9,920
*	RAK Properties PJSC	20,664,273	7,939
*	Space42 plc	14,384,536	7,278
	Ajman Bank PJSC	15,642,382	6,218
	Amanat Holdings PJSC	18,310,407	5,731
	Agthia Group PJSC	4,697,265	4,947
*	Ghitha Holding PJSC	565,660	3,612
*	Aramex PJSC	1,689,087	1,259
*	AL Seer Marine Supplies & Equipment Co. LLC	610,867	494
*,2	Arabtec Holding PJSC	11,126,461	—
			2,665,204
United Kingdom (8.7%)
	AstraZeneca plc	21,769,846	3,590,907
	HSBC Holdings plc	252,567,959	3,535,813
	Shell plc	85,402,084	3,201,675
	Unilever plc	35,046,687	2,102,955
	Rolls-Royce Holdings plc	123,134,841	1,894,899
	British American Tobacco plc	29,067,713	1,488,719
	GSK plc	58,757,654	1,375,720
	BP plc	231,512,877	1,356,390
	RELX plc	26,700,951	1,180,086
	Barclays plc	204,788,013	1,098,406
	Rio Tinto plc	15,029,447	1,083,473
	National Grid plc	71,893,525	1,077,980
	BAE Systems plc	43,656,063	1,075,401
	Lloyds Banking Group plc	873,741,885	1,024,453
	London Stock Exchange Group plc	7,336,336	914,301
	NatWest Group plc	117,314,846	903,150
	Compass Group plc	24,617,554	814,837
	3i Group plc	13,683,817	791,891
	Reckitt Benckiser Group plc	9,894,156	756,795
	Glencore plc	155,756,338	746,162
	Diageo plc	32,325,980	743,554
	Experian plc	13,328,714	621,721
	Haleon plc	130,887,169	608,656
	Anglo American plc	15,472,717	585,374
	Tesco plc	92,785,038	559,927
	Standard Chartered plc	26,950,819	553,226
	Prudential plc	37,379,518	519,878
	Imperial Brands plc	11,082,956	440,374
	Ashtead Group plc	6,157,294	411,275
	SSE plc	16,074,863	404,971
	Aviva plc	44,104,549	387,648
	Vodafone Group plc	274,811,367	332,680
	Next plc	1,671,745	314,105
	Coca-Cola Europacific Partners plc	3,116,393	278,889
	InterContinental Hotels Group plc	2,127,576	256,644
	Legal & General Group plc	81,420,855	254,434
	Halma plc	5,445,693	253,761
	Informa plc	19,046,855	242,530
	Smith & Nephew plc	12,738,463	235,229
	Sage Group plc	13,883,326	209,852
	Rentokil Initial plc	36,491,212	203,674
	BT Group plc	81,756,184	199,532
	Antofagasta plc	4,948,161	181,609
	Segro plc	19,587,549	179,743
	International Consolidated Airlines Group SA	32,143,578	176,712
	Centrica plc	70,090,905	165,190
	Smiths Group plc	4,883,125	161,700
	Admiral Group plc	3,642,877	156,852
	United Utilities Group plc	9,896,233	156,128
	Marks & Spencer Group plc	29,686,036	155,134

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Intertek Group plc	2,280,180	151,878
	Melrose Industries plc	18,356,251	151,220
	Weir Group plc	3,760,347	146,382
	Diploma plc	1,945,317	143,512
	Bunzl plc	4,713,442	143,278
	Severn Trent plc	3,840,889	140,404
*	Wise plc Class A	10,812,964	137,498
	Coca-Cola HBC AG	2,910,136	132,056
	Pearson plc	9,458,024	131,637
[3]	Auto Trader Group plc	12,653,657	129,815
	Associated British Foods plc	4,273,883	128,971
	St. James's Place plc	7,538,491	128,622
	M&G plc	34,218,746	118,471
	J Sainsbury plc	24,821,717	111,447
	IMI plc	3,542,552	111,374
	Endeavour Mining plc	2,738,849	110,850
	Beazley plc	8,750,444	107,051
	Kingfisher plc	25,298,209	102,599
	ICG plc	3,964,223	100,707
	Games Workshop Group plc	478,722	100,248
	Spirax Group plc	1,066,542	99,479
	Rightmove plc	11,289,697	99,129
	Barratt Redrow plc	19,797,613	97,968
	Whitbread plc	2,542,694	96,801
	Phoenix Group Holdings plc	10,828,153	95,925
[1]	DCC plc	1,421,501	93,647
	Howden Joinery Group plc	7,964,663	90,462
	Entain plc	8,681,197	90,421
	Hiscox Ltd.	4,907,833	88,725
	Land Securities Group plc	10,796,446	88,235
*	Burberry Group plc	5,192,724	84,525
	LondonMetric Property plc	32,429,438	81,132
*,1	Metlen Energy & Metals plc	1,549,139	78,840
	Fresnillo plc	2,672,704	78,158
[3]	Convatec Group plc	23,983,064	77,024
	Spectris plc	1,427,704	77,021
	Croda International plc	2,017,752	76,596
	Persimmon plc	4,566,524	72,576
	British Land Co. plc	14,250,903	71,176
	Mondi plc	6,356,453	71,051
	IG Group Holdings plc	4,852,453	71,028
	Taylor Wimpey plc	51,323,446	70,993
	Berkeley Group Holdings plc	1,340,041	70,988
	Aberdeen Group plc	26,030,151	69,423
	Tritax Big Box REIT plc	35,145,823	69,380
	Johnson Matthey plc	2,435,298	68,204
	Balfour Beatty plc	7,243,773	64,021
	Investec plc	8,430,967	63,482
	WPP plc	15,668,432	59,206
*	Verisure plc	3,197,773	59,085
	Babcock International Group plc	3,639,071	58,112
	Bellway plc	1,652,407	57,030
	Rotork plc	12,031,857	54,166
	Hikma Pharmaceuticals plc	2,222,126	53,752
	Schroders plc	10,604,618	52,918
	Inchcape plc	5,099,798	51,176
	RS Group plc	6,806,515	49,816
	Lion Finance Group plc	468,347	49,305
*	Carnival plc	1,897,141	49,287
	Cranswick plc	755,023	48,982
	Serco Group plc	14,533,511	48,498
	Drax Group plc	5,030,257	47,675
	Man Group plc	16,791,490	46,392
	Pennon Group plc	6,780,552	46,210
[3]	Quilter plc	19,093,002	45,586
	Primary Health Properties plc	36,328,258	44,727
	UNITE Group plc	5,954,883	44,419
	ITV plc	48,408,880	44,311
	JD Sports Fashion plc	35,381,758	43,356
	QinetiQ Group plc	6,805,425	42,974

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Plus500 Ltd.	1,004,196	41,784
	Just Group plc	14,770,614	41,233
[3]	JTC plc	2,324,682	39,788
	Softcat plc	1,887,409	39,771
*	Vistry Group plc	4,686,154	39,695
	Shaftesbury Capital plc	21,061,760	38,907
	Big Yellow Group plc	2,658,246	38,882
	Morgan Sindall Group plc	618,505	37,790
	TBC Bank Group plc	652,734	37,397
	TP ICAP Group plc	10,813,163	37,294
	OSB Group plc	5,246,193	37,185
	Mitie Group plc	16,932,549	36,625
[3]	Airtel Africa plc	9,973,666	36,271
	Derwent London plc	1,547,611	35,836
	easyJet plc	5,345,793	34,036
	B&M European Value Retail SA	14,399,933	34,001
	International Workplace Group plc	11,083,008	32,984
	Hill & Smith plc	1,143,352	32,353
	Computacenter plc	832,773	31,381
	Grafton Group plc	2,490,293	31,140
	Canal+ SA	9,794,312	30,822
	Genus plc	949,030	30,707
	Lancashire Holdings Ltd.	3,477,088	30,533
	AJ Bell plc	4,287,525	30,269
	Paragon Banking Group plc	2,756,835	30,067
	Greggs plc	1,402,008	29,716
	Coats Group plc	27,047,842	29,067
	Chemring Group plc	3,846,128	28,993
	Safestore Holdings plc	3,022,468	28,411
	Dunelm Group plc	1,907,936	28,021
[2]	Alpha Group International plc	499,834	27,827
	Sirius Real Estate Ltd.	21,024,500	27,610
	Hammerson plc	6,845,216	27,468
	Currys plc	14,823,060	27,361
[3]	Bridgepoint Group plc	6,793,763	26,906
	Tate & Lyle plc	5,226,898	26,536
[1]	Energean plc	2,001,123	25,362
	Grainger plc	10,253,663	25,264
	Savills plc	1,899,117	25,166
	Baltic Classifieds Group plc	6,484,862	25,147
*	Ocado Group plc	8,581,093	24,714
	Travis Perkins plc	2,964,473	24,510
	Volution Group plc	2,776,125	23,976
	Great Portland Estates plc	5,458,363	23,895
	Telecom Plus plc	1,022,336	23,846
	Harbour Energy plc	8,007,727	23,703
	SSP Group plc	11,521,929	23,286
*	Helios Towers plc	11,619,450	22,850
	Renishaw plc	487,268	22,655
	Premier Foods plc	9,290,003	22,283
	Firstgroup plc	7,961,519	21,993
	Keller Group plc	986,226	20,573
	Bodycote plc	2,516,034	20,399
	Dowlais Group plc	18,516,371	20,116
	Hochschild Mining plc	4,586,055	19,936
	Oxford Instruments plc	801,968	19,897
	Greencore Group plc	6,327,768	19,822
*,3	Trainline plc	5,852,657	19,320
	Rathbones Group plc	821,928	19,266
	Clarkson plc	401,806	19,152
	Pets at Home Group plc	6,557,275	18,471
	Breedon Group plc	4,010,735	18,155
	MONY Group plc	7,059,994	18,005
	Elementis plc	8,233,042	17,796
	Hays plc	22,741,913	17,660
	Supermarket Income REIT plc	16,923,053	17,610
	4imprint Group plc	396,383	17,359
	Genuit Group plc	3,547,424	17,247
	IntegraFin Holdings plc	3,593,928	17,116
*,3	Watches of Switzerland Group plc	3,229,409	16,669

Total International Stock Index Fund
		Shares	Market Value• ($000)
	WH Smith plc	1,810,252	16,081
	Bytes Technology Group plc	3,178,761	15,492
	Ashmore Group plc	6,250,960	15,432
	Kainos Group plc	1,184,375	14,697
	Senior plc	5,781,799	14,482
	Zigup plc	3,132,984	14,273
*,3	Trustpilot Group plc	5,220,256	14,112
	Pagegroup plc	4,486,212	13,925
*	Frasers Group plc	1,447,152	13,892
	Vesuvius plc	2,743,559	13,539
	Domino's Pizza Group plc	5,185,917	13,263
*	Molten Ventures plc	2,120,400	12,941
[3]	Petershill Partners plc	3,123,107	12,782
	Moonpig Group plc	4,447,053	12,533
*,1	Alphawave IP Group plc	4,967,613	12,444
	Jupiter Fund Management plc	6,000,819	12,012
[3]	Spire Healthcare Group plc	3,876,325	11,951
*	Close Brothers Group plc	2,164,648	11,941
*	Mitchells & Butlers plc	3,595,786	11,499
	Future plc	1,407,859	11,352
	Playtech plc	3,271,108	11,322
*,1	Oxford Nanopore Technologies plc	6,230,868	11,237
	AG Barr plc	1,272,563	11,185
	Ninety One plc	3,673,356	11,166
	Morgan Advanced Materials plc	4,011,144	10,757
[1]	Diversified Energy Co. plc	836,982	10,562
	Workspace Group plc	1,920,085	10,549
	Victrex plc	1,224,484	10,405
*	IP Group plc	12,927,951	10,274
[3]	Ibstock plc	5,576,760	10,018
[1]	C&C Group plc	5,445,907	9,784
	Hilton Food Group plc	1,149,595	9,722
	Wickes Group plc	3,243,340	9,437
	J D Wetherspoon plc	1,109,552	9,413
	Dr. Martens plc	7,799,459	9,329
	NCC Group plc	4,202,455	8,266
	Picton Property Income Ltd.	7,601,027	7,806
	Marshalls plc	3,284,344	7,285
	Ithaca Energy plc	2,525,166	7,233
	Crest Nicholson Holdings plc	3,273,892	7,118
[3]	Bakkavor Group plc	2,423,344	7,063
	RHI Magnesita NV	244,430	6,826
*,1	THG plc	9,994,718	6,108
*	AO World plc	4,252,716	5,947
*	Auction Technology Group plc	1,347,145	5,471
*,1	Raspberry PI Holdings plc	901,636	4,301
[3]	CMC Markets plc	1,465,366	4,146
	Rank Group plc	2,635,434	4,109
*,1,3	Aston Martin Lagonda Global Holdings plc	4,047,314	3,351
	PZ Cussons plc	3,293,676	3,205
*,1	ASOS plc	815,988	2,731
*,2	John Wood Group plc	9,655,246	2,339
*,2	Home REIT plc	4,815,209	759
	RHI Magnesita NV (XLON)	6,725	186
*,1,2	NMC Health plc	1,316,787	—
*,2	Intu Properties plc	14,406,415	—
*,2	Evraz plc	7,417,198	—
			48,272,367
Total Common Stocks (Cost $362,312,890)			545,506,592
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	11,778,238	695,092
	Itau Unibanco Holding SA Preference Shares	75,677,607	554,787
	Petroleo Brasileiro SA - Petrobras Preference Shares	66,316,208	366,715
	Volkswagen AG Preference Shares	3,016,647	314,144
	Banco Bradesco SA Preference Shares	74,730,878	252,254
	Henkel AG & Co. KGaA Preference Shares	2,367,469	191,796
	Itausa SA Preference Shares	82,947,943	179,619
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,044,484	99,473

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Motor Co. Preference Shares (XKRX)	479,227	73,837
	Bayerische Motoren Werke AG Preference Shares	806,184	69,844
	Gerdau SA Preference Shares	18,265,134	64,302
	Grupo Cibest SA Preference Shares	3,402,150	49,691
	Hyundai Motor Co. Preference Shares	319,215	48,522
[1]	FUCHS SE Preference Shares	969,767	43,411
	Cia Paranaense de Energia - Copel Preference Shares Class B	15,750,010	40,751
	Cia Energetica de Minas Gerais Preference Shares	18,267,971	38,506
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,202,528	35,353
	Grifols SA Preference Shares Class B	3,715,078	34,531
	Embotelladora Andina SA Preference Shares Class B	5,607,062	25,221
	Metalurgica Gerdau SA Preference Shares	9,131,418	18,823
	Isa Energia Brasil SA Preference Shares	4,016,697	18,747
	LG Chem Ltd. Preference Shares	113,365	15,651
	Grupo de Inversiones Suramericana SA Preference Shares	1,403,704	14,894
	Marcopolo SA Preference Shares	9,633,253	14,128
	Mirae Asset Securities Co. Ltd. Preference Shares	1,843,899	14,014
	Sixt SE Preference Shares	215,300	13,678
	Bradespar SA Preference Shares	3,549,813	12,233
	Draegerwerk AG & Co. KGaA Preference Shares	123,018	10,366
	Unipar Carbocloro SA Preference Shares Class B	759,982	10,030
	KSB SE & Co. KGaA Preference Shares	9,516	9,878
	Doosan Co. Ltd. Preference Shares	26,568	9,405
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	39,205	9,296
	LG Electronics Inc. Preference Shares	251,139	7,878
	Banco Pan SA Preference Shares	3,989,000	7,674
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	7,276
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,572,595	6,927
	Banco ABC Brasil SA Preference Shares	1,227,718	5,251
	Hanwha Corp. Preference Shares	177,808	5,002
	Alpargatas SA Preference Shares	2,330,950	4,584
	Daishin Securities Co. Ltd. Preference Shares	298,023	4,461
	Corem Property Group AB Preference Shares	156,888	3,975
	Amorepacific Corp. Preference Shares	124,518	3,585
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	3,091
*	Raizen SA Preference Shares	17,067,554	3,014
*	Braskem SA Preference Shares Class A	2,277,183	2,861
	Randoncorp SA Preference Shares	2,467,111	2,774
[1]	Samsung SDI Co. Ltd. Preference Shares	20,400	2,621
*	Azul SA Preference Shares	12,169,955	2,579
	LG H&H Co. Ltd. Preference Shares	29,347	2,404
	CJ CheilJedang Corp. Preference Shares	17,165	1,675
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	599
*,2	Mechel PJSC Preference Shares	1,017,064	—
*,2	TVS Motor Co. Ltd. Preference Shares	13,573,880	—
Total Preferred Stocks (Cost $2,919,157)			3,427,223
Rights (0.0%)
*,2	Tera Yatirim Teknoloji Holding A/S Exp. 11/4/2025	7,855,620	7,289
*	Vend Marketplaces ASA Exp. 11/13/2025	1,014,913	2,260
*	Vidrala SA Exp. 11/12/2025	308,581	1,458
*	Oncoclinicas do Brasil Servicos Medicos SA Exp. 11/7/2025	3,544,015	20
*,2	Taichung Commercial Bank Co. Ltd. Exp. 12/8/2025	693,560	—
Total Rights (Cost $4,711)			11,027
Warrants (0.0%)
*,1,2	Webuild SpA Exp. 8/31/2030	374,482	372
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	2,634,201	22
*	VGI PCL Exp. 5/23/2027	16,082,270	15
*,2	Constellation Software Inc. Exp. 3/31/2040	256,880	—
Total Warrants (Cost $—)			409

Total International Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7] Vanguard Market Liquidity Fund, 4.141% (Cost $11,089,753)	110,912,139	11,091,214
Total Investments (101.0%) (Cost $376,326,511)		560,036,465
Other Assets and Liabilities—Net (-1.0%)		(5,756,332)
Net Assets (100%)		554,280,133
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,584,428.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $14,488,514, representing 2.6% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $7,113,734 was received for securities on loan, of which $7,070,496 is held in Vanguard Market Liquidity Fund and $43,238 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	118	40,557	(205)
Euro Stoxx 50 Index	December 2025	15,820	1,033,738	41,566
FTSE 100 Index	December 2025	5,226	669,101	30,467
MSCI Emerging Markets Index	December 2025	15,800	1,112,004	41,589
S&P ASX 200 Index	December 2025	1,829	266,030	(728)
S&P TSX 60 Index	December 2025	1,549	393,526	8,937
Topix Index	December 2025	3,518	761,080	49,375
				171,001

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	AUD	333,381	USD	220,163	—	(1,928)
UBS AG	12/17/2025	CAD	398,976	USD	289,676	—	(4,563)
Barclays Bank plc	12/17/2025	EUR	326,293	USD	384,259	—	(7,221)
Toronto-Dominion Bank	12/17/2025	EUR	326,293	USD	384,197	—	(7,159)
JPMorgan Chase Bank, N.A.	12/17/2025	GBP	337,551	USD	457,880	—	(14,416)
Royal Bank of Canada	12/17/2025	GBP	80,000	USD	108,089	—	(2,987)
HSBC Bank plc	12/17/2025	GBP	40,000	USD	53,849	—	(1,298)
UBS AG	12/17/2025	INR	41,872,392	USD	472,222	—	(1,601)
Toronto-Dominion Bank	12/17/2025	INR	32,782,625	USD	369,943	—	(1,486)
Citibank, N.A.	12/17/2025	INR	26,294,928	USD	296,366	—	(827)
Bank of America, N.A.	12/17/2025	INR	17,356,063	USD	195,703	—	(632)
JPMorgan Chase Bank, N.A.	12/17/2025	INR	16,850,941	USD	190,174	—	(779)
Royal Bank of Canada	12/17/2025	INR	8,723,251	USD	98,520	—	(476)
Toronto-Dominion Bank	12/17/2025	JPY	94,032,893	USD	646,230	—	(33,340)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	KRW	134,134,512	USD	93,990	346	—
Royal Bank of Canada	12/17/2025	TWD	5,986,723	USD	195,313	23	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	107,020	BRL	595,457	—	(2,512)
UBS AG	12/17/2025	USD	201,273	CHF	158,372	3,456	—
State Street Bank & Trust Co.	12/17/2025	USD	200,775	CHF	158,372	2,957	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	120,353	HKD	934,854	—	(35)
Citibank, N.A.	12/17/2025	USD	341,180	JPY	50,622,235	11,233	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	134,099	JPY	19,892,234	4,445	—
Toronto-Dominion Bank	12/17/2025	USD	134,098	JPY	19,892,234	4,444	—
Royal Bank of Canada	12/17/2025	USD	66,901	JPY	9,933,700	2,155	—
BNP Paribas	12/17/2025	USD	113,677	KRW	157,020,273	3,245	—
Barclays Bank plc	12/17/2025	USD	123,607	SEK	1,153,111	1,910	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	224,792	TWD	6,720,184	5,526	—
						39,740	(81,260)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Beijing Kingsoft Office Software Inc. Class A	4/22/2026	MSCS	11,560	(0.082)	1,560	—
Cambricon Technologies Corp. Ltd. Class A	10/22/2026	MSCS	35,366	(2.089)	1,299	—
China Airlines Ltd.	4/22/2026	MSCS	17,103	(1.332)	—	(856)
China Tourism Group Duty Free Corp. Ltd. Class A	4/22/2026	MSCS	10,054	1.418	651	—
East Money Information Co. Ltd. Class A	4/22/2026	MSCS	24,924	(1.332)	—	(1,499)
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	272,894	2.168	1,121	—
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	GSI	394,576	6.700	4,092	—
Leejam Sports Co. JSC	4/22/2026	JPMC	3,432	5.912	—	(346)
Polaris Group	4/22/2026	MSCS	3,100	4.918	—	(227)
Seres Group Co. Ltd. Class A	4/22/2026	MSCS	20,487	(0.082)	—	(1,911)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4/22/2026	MSCS	16,843	(0.332)	—	(298)
Shenzhen Transsion Holdings Co. Ltd. Class A	4/22/2026	MSCS	8,337	1.918	—	(1,567)
Sungrow Power Supply Co. Ltd. Class A	4/22/2026	MSCS	17,066	0.918	3,048	—
TOTVS SA	10/22/2026	BANA	17,272	(1.089)	—	(722)
TS Financial Holding Co. Ltd.	4/22/2026	MSCS	64,965	(3.082)	1,786	—
TS Financial Holding Co. Ltd.	10/22/2026	MSCS	29,529	(2.089)	834	—
Turkiye Petrol Rafinerileri A/S	4/22/2026	BANA	26,912	(0.339)	2,050	—
Vanguard International Semiconductor Corp.	4/22/2026	MSCS	30,120	1.918	—	(1,763)

Total International Stock Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Verisilicon Microelectronics Shanghai Co. Ltd. Class A	10/22/2026	CITNA	5,585	4.397	—	(745)
Victory Giant Technology Huizhou Co. Ltd. Class A	10/22/2026	MSCS	16,043	4.411	548	—
					16,989	(9,934)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $43,191 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $364,738,711)	548,245,082
Affiliated Issuers (Cost $11,587,800)	11,791,383
Total Investments in Securities	560,036,465
Investment in Vanguard	13,305
Cash	64,261
Foreign Currency, at Value (Cost $855,588)	850,828
Cash Collateral Pledged—Futures Contracts	222,083
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	52,520
Receivables for Investment Securities Sold	183,149
Receivables for Accrued Income	2,069,282
Receivables for Capital Shares Issued	257,578
Unrealized Appreciation—Forward Currency Contracts	39,740
Unrealized Appreciation—Over-the-Counter Swap Contracts	16,989
Total Assets	563,806,200
Liabilities
Payables for Investment Securities Purchased	150,588
Collateral for Securities on Loan	7,113,734
Payables for Capital Shares Redeemed	154,295
Payables to Vanguard	48,662
Variation Margin Payable—Futures Contracts	5,445
Unrealized Depreciation—Forward Currency Contracts	81,260
Unrealized Depreciation—Over-the-Counter Swap Contracts	9,934
Deferred Foreign Capital Gains Taxes	1,962,149
Total Liabilities	9,526,067
Net Assets	554,280,133
1 Includes $6,584,428 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	408,429,010
Total Distributable Earnings (Loss)	145,851,123
Net Assets	554,280,133

Investor Shares—Net Assets
Applicable to 10,364,875,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	248,404,680
Net Asset Value Per Share—Investor Shares	$23.97

ETF Shares—Net Assets
Applicable to 1,486,914,396 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,855,729
Net Asset Value Per Share—ETF Shares	$74.55

Admiral™ Shares—Net Assets
Applicable to 2,285,056,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,610,738
Net Asset Value Per Share—Admiral Shares	$40.09

Institutional Shares—Net Assets
Applicable to 299,645,863 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,041,216
Net Asset Value Per Share—Institutional Shares	$160.33

Institutional Plus Shares—Net Assets
Applicable to 235,308,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,735,143
Net Asset Value Per Share—Institutional Plus Shares	$160.36

Institutional Select Shares—Net Assets
Applicable to 104,386,833 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,632,627
Net Asset Value Per Share—Institutional Select Shares	$168.92
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	13,742,352
Dividends—Affiliated Issuers	19,493
Interest—Unaffiliated Issuers	18,769
Interest—Affiliated Issuers	180,784
Securities Lending—Net	171,166
Total Income	14,132,564
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29,162
Management and Administrative—Investor Shares	332,217
Management and Administrative—ETF Shares	31,111
Management and Administrative—Admiral Shares	61,684
Management and Administrative—Institutional Shares	20,539
Management and Administrative—Institutional Plus Shares	12,115
Management and Administrative—Institutional Select Shares	5,045
Marketing and Distribution—Investor Shares	8,624
Marketing and Distribution—ETF Shares	2,703
Marketing and Distribution—Admiral Shares	3,409
Marketing and Distribution—Institutional Shares	1,201
Marketing and Distribution—Institutional Plus Shares	913
Marketing and Distribution—Institutional Select Shares	34
Custodian Fees	38,420
Auditing Fees	202
Shareholders’ Reports and Proxy Fees—Investor Shares	3,096
Shareholders’ Reports and Proxy Fees—ETF Shares	1,505
Shareholders’ Reports and Proxy Fees—Admiral Shares	781
Shareholders’ Reports and Proxy Fees—Institutional Shares	591
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	196
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	2
Trustees’ Fees and Expenses	263
Other Expenses	6,663
Total Expenses	560,476
Net Investment Income	13,572,088
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2,3]	(510,165)
Investment Securities Sold—Affiliated Issuers	(331)
Futures Contracts	667,294
Swap Contracts	140,546
Forward Currency Contracts	(78,388)
Foreign Currencies	(19,940)
Realized Net Gain (Loss)	199,016
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2025
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	95,920,384
Investment Securities—Affiliated Issuers	107,932
Futures Contracts	175,391
Swap Contracts	23,295
Forward Currency Contracts	(27,978)
Foreign Currencies	85,040
Change in Unrealized Appreciation (Depreciation)	96,284,064
Net Increase (Decrease) in Net Assets Resulting from Operations	110,055,168
1	Dividends are net of foreign withholding taxes of $1,286,565.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $46,947.
3	Includes $2,472,538 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $21,043.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,572,088	11,872,533
Realized Net Gain (Loss)	199,016	(2,573,178)
Change in Unrealized Appreciation (Depreciation)	96,284,064	74,038,532
Net Increase (Decrease) in Net Assets Resulting from Operations	110,055,168	83,337,887
Distributions
Investor Shares	(6,629,248)	(5,687,946)
ETF Shares	(2,700,291)	(2,083,060)
Admiral Shares	(2,466,805)	(2,233,897)
Institutional Shares	(1,337,841)	(1,225,713)
Institutional Plus Shares	(978,045)	(959,063)
Institutional Select Shares	(498,548)	(372,948)
Total Distributions	(14,610,778)	(12,562,627)
Capital Share Transactions
Investor Shares	332,612	8,106,229
ETF Shares	15,964,626	11,087,380
Admiral Shares	125,235	(1,516,131)
Institutional Shares	(1,777,708)	(253,888)
Institutional Plus Shares	2,619,082	(4,588,003)
Institutional Select Shares	(118,986)	3,641,495
Net Increase (Decrease) from Capital Share Transactions	17,144,861	16,477,082
Total Increase (Decrease)	112,589,251	87,252,342
Net Assets
Beginning of Period	441,690,882	354,438,540
End of Period	554,280,133	441,690,882
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.83	$16.57	$15.20	$20.86	$16.39
Investment Operations
Net Investment Income[1]	.582	.532	.517	.548	.506
Net Realized and Unrealized Gain (Loss) on Investments	4.191	3.296	1.370	(5.613)	4.464
Total from Investment Operations	4.773	3.828	1.887	(5.065)	4.970
Distributions
Dividends from Net Investment Income	(.633)	(.568)	(.517)	(.595)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.633)	(.568)	(.517)	(.595)	(.500)
Net Asset Value, End of Period	$23.97	$19.83	$16.57	$15.20	$20.86
Total Return[2]	24.69%	23.32%	12.29%	-24.70%	30.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248,405	$204,358	$163,566	$148,776	$199,230
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.18%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.77%	2.95%	3.03%	2.49%
Portfolio Turnover Rate[4]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%, 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$61.67	$51.56	$47.28	$64.90	$50.97
Investment Operations
Net Investment Income[1]	1.897	1.721	1.669	1.777	1.677
Net Realized and Unrealized Gain (Loss) on Investments	13.024	10.215	4.274	(17.486)	13.870
Total from Investment Operations	14.921	11.936	5.943	(15.709)	15.547
Distributions
Dividends from Net Investment Income	(2.041)	(1.826)	(1.663)	(1.911)	(1.617)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.041)	(1.826)	(1.663)	(1.911)	(1.617)
Net Asset Value, End of Period	$74.55	$61.67	$51.56	$47.28	$64.90
Total Return	24.83%	23.37%	12.46%	-24.64%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110,856	$76,942	$54,767	$44,401	$51,747
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.88%	3.06%	3.16%	2.64%
Portfolio Turnover Rate[3]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.16	$27.72	$25.43	$34.90	$27.41
Investment Operations
Net Investment Income[1]	1.000	.907	.885	.942	.868
Net Realized and Unrealized Gain (Loss) on Investments	7.013	5.502	2.288	(9.398)	7.478
Total from Investment Operations	8.013	6.409	3.173	(8.456)	8.346
Distributions
Dividends from Net Investment Income	(1.083)	(.969)	(.883)	(1.014)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.083)	(.969)	(.883)	(1.014)	(.856)
Net Asset Value, End of Period	$40.09	$33.16	$27.72	$25.43	$34.90
Total Return[2]	24.80%	23.34%	12.35%	-24.65%	30.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,611	$75,608	$64,479	$59,468	$80,052
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[3]	0.12%[3]	0.11%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.83%	3.02%	3.11%	2.55%
Portfolio Turnover Rate[4]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$132.62	$110.87	$101.68	$139.55	$109.61
Investment Operations
Net Investment Income[1]	4.032	3.663	3.572	3.806	3.519
Net Realized and Unrealized Gain (Loss) on Investments	28.051	22.001	9.182	(37.582)	29.888
Total from Investment Operations	32.083	25.664	12.754	(33.776)	33.407
Distributions
Dividends from Net Investment Income	(4.373)	(3.914)	(3.564)	(4.094)	(3.467)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.373)	(3.914)	(3.564)	(4.094)	(3.467)
Net Asset Value, End of Period	$160.33	$132.62	$110.87	$101.68	$139.55
Total Return	24.83%	23.37%	12.41%	-24.63%	30.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,041	$41,424	$34,802	$32,204	$42,913
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.09%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.86%	3.05%	3.14%	2.58%
Portfolio Turnover Rate[3]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$132.65	$110.90	$101.70	$139.59	$109.63
Investment Operations
Net Investment Income[1]	4.067	3.690	3.584	3.815	2.900
Net Realized and Unrealized Gain (Loss) on Investments	28.032	21.987	9.192	(37.597)	30.529
Total from Investment Operations	32.099	25.677	12.776	(33.782)	33.429
Distributions
Dividends from Net Investment Income	(4.389)	(3.927)	(3.576)	(4.108)	(3.469)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.389)	(3.927)	(3.576)	(4.108)	(3.469)
Net Asset Value, End of Period	$160.36	$132.65	$110.90	$101.70	$139.59
Total Return	24.84%	23.38%	12.43%	-24.63%	30.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,735	$28,729	$27,752	$25,785	$32,880
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.88%	3.06%	3.15%	2.18%
Portfolio Turnover Rate[3]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$139.73	$116.81	$107.13	$147.04	$115.49
Investment Operations
Net Investment Income[1]	4.269	3.957	3.804	4.059	3.731
Net Realized and Unrealized Gain (Loss) on Investments	29.561	23.134	9.673	(39.609)	31.522
Total from Investment Operations	33.830	27.091	13.477	(35.550)	35.253
Distributions
Dividends from Net Investment Income	(4.640)	(4.171)	(3.797)	(4.360)	(3.703)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.640)	(4.171)	(3.797)	(4.360)	(3.703)
Net Asset Value, End of Period	$168.92	$139.73	$116.81	$107.13	$147.04
Total Return	24.85%	23.42%	12.45%	-24.61%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,633	$14,629	$9,072	$8,277	$10,014
Ratio of Total Expenses to Average Net Assets	0.046%	0.047%[2]	0.050%[2]	0.047%[2]	0.045%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.91%	3.08%	3.19%	2.60%
Portfolio Turnover Rate[3]	4%	3%	4%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.047%, 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Stock Index Fund
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $13,305,000, representing less than 0.01% of the fund’s net assets and 5.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,786,620	491,242,530	477,442	545,506,592
Preferred Stocks	1,716,864	1,710,359	—	3,427,223
Rights	1,478	2,260	7,289	11,027
Warrants	37	—	372	409
Temporary Cash Investments	11,091,214	—	—	11,091,214
Total	66,596,213	492,955,149	485,103	560,036,465

Derivative Financial Instruments
Assets
Futures Contracts[1]	171,934	—	—	171,934
Forward Currency Contracts	—	39,740	—	39,740
Swap Contracts	—	16,989	—	16,989
Total	171,934	56,729	—	228,663
Liabilities
Futures Contracts[1]	(933)	—	—	(933)
Forward Currency Contracts	—	(81,260)	—	(81,260)
Swap Contracts	—	(9,934)	—	(9,934)
Total	(933)	(91,194)	—	(92,127)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
D.  At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	171,934	—	171,934
Unrealized Appreciation—Forward Currency Contracts	—	39,740	39,740
Unrealized Appreciation—Over-the-Counter Swap Contracts	16,989	—	16,989
Total Assets	188,923	39,740	228,663

Unrealized Depreciation—Futures Contracts[1]	(933)	—	(933)
Unrealized Depreciation—Forward Currency Contracts	—	(81,260)	(81,260)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(9,934)	—	(9,934)
Total Liabilities	(10,867)	(81,260)	(92,127)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	667,294	—	667,294
Swap Contracts	140,546	—	140,546
Forward Currency Contracts	—	(78,388)	(78,388)
Realized Net Gain (Loss) on Derivatives	807,840	(78,388)	729,452

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	175,391	—	175,391
Swap Contracts	23,295	—	23,295
Forward Currency Contracts	—	(27,978)	(27,978)
Change in Unrealized Appreciation (Depreciation) on Derivatives	198,686	(27,978)	170,708
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	2,406,512
Total Distributable Earnings (Loss)	(2,406,512)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,496,819
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	172,163,054
Capital Loss Carryforwards	(34,866,581)
Qualified Late-Year Losses	—
Other Temporary Differences	57,831
Total	145,851,123

Total International Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	14,610,778	12,562,627
Long-Term Capital Gains	—	—
Total	14,610,778	12,562,627
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	385,952,232
Gross Unrealized Appreciation	215,581,218
Gross Unrealized Depreciation	(41,442,824)
Net Unrealized Appreciation (Depreciation)	174,138,394
F.  During the year ended October 31, 2025, the fund purchased $34,842,444,000 of investment securities and sold $20,946,326,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,259,665,000 and $5,182,250,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $0 and sales were $1,501,000, resulting in net realized loss of $1,039,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,642,259	803,445	14,270,647	752,214
Issued in Lieu of Cash Distributions	6,629,248	327,163	5,687,946	301,828
Redeemed	(22,938,895)	(1,073,537)	(11,852,364)	(614,635)
Net Increase (Decrease)—Investor Shares	332,612	57,071	8,106,229	439,407
ETF Shares
Issued	15,964,626	239,282	11,087,380	185,382
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	15,964,626	239,282	11,087,380	185,382
Admiral Shares
Issued	11,426,955	324,767	8,606,353	269,615
Issued in Lieu of Cash Distributions	2,051,060	60,422	1,878,818	59,644
Redeemed	(13,352,780)	(380,013)	(12,001,302)	(375,069)
Net Increase (Decrease)—Admiral Shares	125,235	5,176	(1,516,131)	(45,810)
Institutional Shares
Issued	7,314,174	51,723	7,408,994	57,989
Issued in Lieu of Cash Distributions	1,237,840	9,130	1,125,597	8,931
Redeemed	(10,329,722)	(73,557)	(8,788,479)	(68,472)
Net Increase (Decrease)—Institutional Shares	(1,777,708)	(12,704)	(253,888)	(1,552)
Institutional Plus Shares
Issued	8,649,275	61,919	4,160,067	32,769
Issued in Lieu of Cash Distributions	961,849	7,062	945,874	7,512
Redeemed	(6,992,042)	(50,248)	(9,693,944)	(73,957)
Net Increase (Decrease)—Institutional Plus Shares	2,619,082	18,733	(4,588,003)	(33,676)

Total International Stock Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	1,967,003	13,900	4,507,999	33,174
Issued in Lieu of Cash Distributions	498,548	3,490	372,948	2,794
Redeemed	(2,584,537)	(17,697)	(1,239,452)	(8,937)
Net Increase (Decrease)—Institutional Select Shares	(118,986)	(307)	3,641,495	27,031
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	593,176	—	—	—	106,993	19,493	—	700,169
Vanguard Market Liquidity Fund	7,854,840	NA1	NA1	(331)	939	180,784	—	11,091,214
Total	8,448,016	—	—	(331)	107,932	200,277	—	11,791,383
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $9,185,377,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $101,810,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $15,031,213,000 and foreign taxes paid of $1,217,346,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q1130 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for the Total International Stock Index Fund and the STAR Core-Plus Bond Fund are included in the financial statements filed under Item 7 of this Form, and those of the STAR Fund and the LifeStrategy Funds are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.